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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:

December 31

Date of reporting period:

 September 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Australia Index Portfolio

ING Emerging Markets Index Portfolio

ING Euro STOXX 50® Index Portfolio

ING FTSE 100 Index® Portfolio

ING Global Value Advangate Portfolio

ING Hang Seng Index Portfolio

ING Index Plus LargeCap Portfolio

ING Index Plus MidCap Portfolio

ING Index Plus SmallCap Portfolio

ING International Index Portfolio

ING Japan TOPIX Index Portfolio

ING RussellTM Large Cap Growth Index Portfolio

ING RussellTM Large Cap Index Portfolio

ING RussellTM Large Cap Value Index Portfolio

ING RussellTM Mid Cap Growth Index Portfolio

ING RussellTM Mid Cap Index Portfolio

ING RussellTM Small Cap Index Portfolio

ING Small Company Portfolio

ING U.S. Bond Index Portfolio

The schedules are not audited.
ING Australia Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.8%
		Consumer Discretionary: 4.3%
83,403		Aristocrat Leisure Ltd.	$359,641	0.2
31,370		Automotive Holdings Group	113,261	0.1
15,176		Breville Group Ltd.	123,879	0.0
63,351		Crown Ltd.	919,796	0.5
88,421	L	David Jones Ltd.	238,607	0.1
10,035		Domino’s Pizza Enterprises Ltd.	127,694	0.1
130,595		Echo Entertainment Group Ltd.	338,391	0.2
349,872	L	John Fairfax Holdings Ltd.	175,075	0.1
9,375		Fleetwood Corp. Ltd.	31,522	0.0
8,442		Flight Centre Ltd.	380,694	0.2
11,726	L	G.U.D. Holdings Ltd.	66,511	0.0
41,665	X	G8 Education Ltd.	125,159	0.1
95,612	L	Harvey Norman Holdings Ltd.	284,146	0.1
18,050	L	Invocare Ltd.	189,013	0.1
16,259	L	JB Hi-Fi Ltd.	317,871	0.2
97,263	L	Myer Holdings Ltd.	237,015	0.1
51,132		Navitas Ltd.	296,511	0.1
11,112	@	News Corp.	182,077	0.1
155,780		Pacific Brands Ltd.	109,903	0.1
15,398		Premier Investments Ltd.	124,298	0.1
8,026		REA Group Ltd.	283,408	0.1
4,593	L	Reject Shop Ltd.	75,025	0.0
103,681		Seven West Media Ltd.	232,327	0.1
25,927		Sky Network Television Ltd.	126,499	0.1
93,788		Southern Cross Media Group Ltd.	154,725	0.1
56,006		STW Communications Group Ltd.	85,381	0.0
23,109		Super Retail Group Ltd.	279,564	0.1
122,116		TABCORP Holdings Ltd.	373,839	0.2
234,611		Tattersall’s Ltd.	678,599	0.3
271,786	@	Ten Network Holdings Ltd.	73,486	0.0
23,451		Trade Me Ltd.	89,041	0.0
44,447		Twenty-First Century Fox, Inc.	1,465,181	0.7
21,734	L	Wotif.Com Holdings Ltd.	95,400	0.1
			8,753,539	4.3

		Consumer Staples: 8.2%
88,351		Coca-Cola Amatil Ltd.	1,011,809	0.5
280,925		Goodman Fielder Ltd.	186,243	0.1
38,176		GrainCorp Ltd.	440,477	0.2
143,926		Metcash Ltd.	430,004	0.2
107,434		Treasury Wine Estates Ltd.	443,607	0.2
193,699		Wesfarmers Ltd.	7,441,195	3.6
209,109		Woolworths Ltd.	6,833,278	3.4
			16,786,613	8.2

		Energy: 6.2%
30,916	@,L	Aquila Resources Ltd.	62,149	0.0
71,495	@,L	Aurora Oil and Gas Ltd.	222,996	0.1
89,537	@	Australian Worldwide Exploration Ltd.	103,334	0.1
203,339		Beach Petroleum Ltd.	253,621	0.1
38,844	@,L	Buru Energy Ltd.	61,161	0.0
22,580		Caltex Australia Ltd.	390,118	0.2
64,319	@	Drillsearch Energy Ltd.	73,232	0.1
190,376	@,L	Horizon Oil Ltd.	58,608	0.1
32,302	@	Karoon Gas Australia Ltd.	155,097	0.1
51,724	@	Linc Energy Ltd.	70,271	0.0
184,770		Oil Search Ltd.	1,484,343	0.7
182,983		Origin Energy Ltd.	2,409,499	1.2
139,096	@,L	Paladin Resources Ltd.	63,355	0.0
161,287		Santos Ltd.	2,272,815	1.1
155,249	@	Senex Energy Ltd.	106,661	0.1
99,375	@,L	Whitehaven Coal Ltd.	186,533	0.1
104,359		Woodside Petroleum Ltd.	3,734,328	1.8
36,617		WorleyParsons Ltd.	832,445	0.4
			12,540,566	6.2

		Financials: 43.9%
44,645		Abacus Property Group	94,390	0.0
492,086		AMP Ltd.	2,118,287	1.0
66,531		Ardent Leisure Group	114,935	0.0
32,377		ASX Ltd.	1,042,568	0.5
39,294		Australand Property Group	133,918	0.1
458,878		Australia & New Zealand Banking Group Ltd.	13,193,781	6.5
53,491		Bank of Queensland Ltd.	539,674	0.3
68,101		Bendigo Bank Ltd.	637,181	0.3
80,854		BWP Trust	172,121	0.1
392,733		CFS Retail Property Trust	734,404	0.3
88,790		Challenger Financial Services Group Ltd.	456,002	0.2
72,917	@,X	Chapter HA Units Contingent	—	—
36,891		Charter Hall Group	127,114	0.1
48,188		Charter Hall Retail REIT	169,085	0.1
269,605		Commonwealth Bank of Australia	17,917,928	8.8
333,668		Commonwealth Property Office Fund	355,430	0.2
214,600		Cromwell Property Group	195,024	0.1
786,430		Dexus Property Group	736,170	0.4
238,740		Federation Centres Ltd	509,159	0.2
37,026		FlexiGroup Ltd./Australia	149,907	0.1
252,971		Goodman Group	1,152,721	0.6
272,515		GPT Group	884,188	0.4
115,440		Henderson Group PLC	352,438	0.2
102,703		Investa Office Fund	282,465	0.1
346,456		Insurance Australia Group	1,899,212	0.9
34,452		IOOF Holdings Ltd.	267,503	0.1

ING Australia Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
86,988		Lend Lease Corp., Ltd.	$824,956	0.4
57,014		Macquarie Group Ltd.	2,554,290	1.2
19,942		Magellan Financial Group Ltd.	198,489	0.1
610,818		Mirvac Group	992,997	0.5
392,566		National Australia Bank Ltd.	12,578,235	6.2
6,911		Perpetual Ltd.	252,944	0.1
34,718		Platinum Asset Management Ltd.	178,229	0.1
204,198		QBE Insurance Group Ltd.	2,796,444	1.4
107,540		Shopping Centres Australasia Property Group	153,636	0.1
385,650		Stockland	1,393,996	0.7
215,192		Suncorp-Metway Ltd.	2,631,696	1.3
333,612		Westfield Group	3,428,302	1.7
501,089		Westfield Retail Trust	1,389,052	0.7
519,117		Westpac Banking Corp.	15,867,710	7.8
			89,476,581	43.9

		Health Care: 4.4%
26,644		Acrux Ltd.	82,191	0.0
22,657		Ansell Ltd.	441,333	0.2
9,457		Cochlear Ltd.	534,142	0.3
81,471		CSL Ltd.	4,862,828	2.4
30,849	@,L	Mesoblast Ltd.	164,191	0.1
83,685		Primary Health Care Ltd.	376,285	0.2
21,564		Ramsay Health Care Ltd.	728,350	0.4
122,538		ResMed, Inc.	645,843	0.3
192,276		Sigma Pharmaceuticals Ltd.	103,997	0.0
9,114	L	Sirtex Medical Ltd.	115,851	0.0
66,243		Sonic Healthcare Ltd.	1,000,569	0.5
			9,055,580	4.4

		Industrials: 6.4%
62,686	L	ALS Ltd./Queensland	614,056	0.3
163,136		Asciano Group	888,731	0.4
327,513		Aurizon Holdings Ltd.	1,430,981	0.7
79,645	L	Boart Longyear Group	32,427	0.0
27,018	L	Bradken Ltd.	142,642	0.1
259,667		Brambles Ltd.	2,208,169	1.1
18,425	L	Cabcharge Australia Ltd.	63,569	0.0
23,099	L	Cardno Ltd.	133,965	0.1
86,321		CSR Ltd.	197,647	0.1
23,338	L	Decmil Group Ltd.	49,051	0.0
69,219		Downer EDI Ltd.	290,547	0.1
14,157		Forge Group Ltd.	69,390	0.0
49,846		GWA Group Ltd.	141,319	0.1
24,153		Leighton Holdings Ltd.	434,197	0.2
60,020		Macquarie Atlas Roads Group	137,313	0.1
9,474		McMillan Shakespeare Ltd.	100,421	0.0
38,163		Mermaid Marine Australia Ltd.	131,816	0.1
26,128		Mineral Resources Ltd.	266,204	0.1
15,165	L	Monadelphous Group Ltd.	271,962	0.1
46,292	L	NRW Holdings Ltd.	62,852	0.0
378,855	@	Qantas Airways Ltd.	522,266	0.3
98,181		Qube Logistics Holdings Ltd.	187,980	0.1
33,377		SAI Global Ltd.	138,377	0.1
56,383		Seek Ltd.	625,279	0.3
16,298		Seven Group Holdings Ltd.	124,396	0.1
33,918		Skilled Group Ltd.	110,508	0.1
277,100		Sydney Airport	1,016,434	0.5
113,432		Toll Holdings Ltd.	617,853	0.3
73,678		Transfield Services Ltd.	77,160	0.0
174,215	@	Transpacific Industries Group Ltd.	159,164	0.1
247,806		Transurban Group	1,573,153	0.8
27,383	L	UGL Ltd.	212,448	0.1
231,429	@,X	Virgin Australia Holdings Ltd.	—	—
138,153	@,L	Virgin Australia Holdings Ltd.	55,419	0.0
			13,087,696	6.4

		Information Technology: 0.7%
35,670		carsales.com.au Ltd.	381,109	0.2
85,167		Computershare Ltd.	788,921	0.4
20,380		Iress Market Technology Ltd.	172,894	0.1
11,880		SMS Management & Technology Ltd.	50,391	0.0
			1,393,315	0.7

		Materials: 17.1%
74,361		Adelaide Brighton Ltd.	256,045	0.1
17,030		Alacer Gold Corp.	51,345	0.0
413,511		Alumina Ltd.	395,146	0.2
201,825		Amcor Ltd.	1,969,118	1.0
210,513		Arrium Ltd.	240,292	0.1
144,100		Atlas Iron Ltd.	117,463	0.1
40,817	L	Ausdrill Ltd.	59,693	0.0
131,543	@	Beadell Resources Ltd.	114,016	0.1
536,754		BHP Billiton Ltd.	17,859,201	8.8
90,954	@	BlueScope Steel Ltd.	397,406	0.2
128,180		Boral Ltd.	575,261	0.3
21,946	@,L	Cudeco Ltd.	43,985	0.0
60,078		DuluxGroup Ltd.	295,797	0.2
75,972		Evolution Mining Ltd.	60,378	0.0
22,478		Fletcher Building Ltd.	177,293	0.1
284,562		Fortescue Metals Group Ltd.	1,267,388	0.6
69,993		Iluka Resources Ltd.	750,618	0.4
272,415		Incitec Pivot Ltd.	683,982	0.3
38,892		Independence Group NL	143,490	0.1
72,414		James Hardie Industries SE	721,239	0.4
26,222	L	Kingsgate Consolidated Ltd.	41,974	0.0
320,489	@,L	Lynas Corp. Ltd.	119,774	0.1

ING Australia Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
31,021	@	Medusa Mining Ltd.	$65,133	0.0
107,238		Mount Gibson Iron Ltd.	73,839	0.0
127,673		Newcrest Mining Ltd.	1,404,151	0.7
69,195		Northern Star Resources Ltd	55,079	0.0
29,919		Nufarm Ltd.	132,618	0.1
22,870	@	OceanaGold Corp.	35,842	0.0
60,752		Orica Ltd.	1,138,270	0.6
52,622		OZ Minerals Ltd.	218,289	0.1
82,940		Pan Australian Resources Ltd.	164,153	0.1
76,240	@	Perseus Mining Ltd.	39,590	0.0
68,311	@	Regis Resources Ltd.	258,524	0.1
109,679		Resolute Mining Ltd.	66,622	0.0
72,884		Rio Tinto Ltd.	4,218,791	2.1
15,698	@	Sandfire Resources NL	94,271	0.1
70,844	@	Silver Lake Resources Ltd.	52,811	0.0
27,810		Sims Group Ltd.	247,107	0.1
29,897	@	Sirius Resources NL	67,672	0.0
84,252	@	St Barbara Ltd.	44,291	0.0
460,143	@	Sundance Resources Ltd.	31,336	0.0
25,563		Western Areas NL	68,392	0.0
			34,817,685	17.1

		Telecommunication Services: 5.0%
26,065		iiNET Ltd.	149,592	0.1
25,967	L	M2 Telecommunications Group Ltd.	147,161	0.1
19,658		Singapore Telecommunications Ltd.	58,810	0.0
44,112		Telecom Corp. of New Zealand Ltd.	84,382	0.0
2,081,175		Telstra Corp., Ltd.	9,657,028	4.7
47,877		TPG Telecom Ltd.	193,857	0.1
			10,290,830	5.0

		Utilities: 1.6%
92,695		AGL Energy Ltd.	1,335,263	0.7
139,785		APA Group	778,825	0.4
192,195		DUET Group	391,175	0.2
131,780	@	Energy World Corp. Ltd.	59,657	0.0
154,441		Envestra Ltd.	157,904	0.1
268,787		SP AusNet	301,022	0.1
197,968		Spark Infrastructure Group	306,700	0.1
			3,330,546	1.6

		Total Common Stock
		(Cost $189,544,560)	199,532,951	97.8

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
1,885	@	Domino’s Pizza Enterprises Ltd.	5,188	0.0

		Information Technology: 0.0%
3,898	@	Iress Market Technology Ltd.	5,636	0.0

		Total Rights
		(Cost $—)	10,824	0.0

		Total Long-Term Investments
		(Cost $189,544,560)	199,543,775	97.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateralcc(1): 2.0%
973,531		Barclays Bank PLC, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $973,533, collateralized by various U.S. Government Securities, 0.000%–4.250%, Market Value plus accrued interest $993,002, due 10/15/13–11/15/41)	973,531	0.5
1,000,000		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.10%, due 10/01/13 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 06/01/14–09/15/49)	1,000,000	0.5
1,000,000		JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $1,020,011, due 03/01/23–07/01/43)	1,000,000	0.5

ING Australia Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
1,000,000	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,020,000, due 11/20/13–11/01/47)	$1,000,000	0.5
		3,973,531	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
4,510,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
	(Cost $4,510,000)	4,510,000	2.2

	Total Short-Term Investments
	(Cost $8,483,531)	8,483,531	4.2

	Total Investments in Securities
	(Cost $198,028,091)	$208,027,306	102.0
	Liabilities in Excess of Other Assets	(3,983,191)	(2.0)
	Net Assets	$204,044,115	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $201,730,042.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$26,675,308
Gross Unrealized Depreciation	(20,378,044)
Net Unrealized Appreciation	$6,297,264

ING Australia Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$464,578	$8,288,961	$—	$8,753,539
Consumer Staples	—	16,786,613	—	16,786,613
Energy	58,608	12,481,958	—	12,540,566
Financials	—	89,476,581	—	89,476,581
Health Care	441,333	8,614,247	—	9,055,580
Industrials	55,419	13,032,277	—	13,087,696
Information Technology	—	1,393,315	—	1,393,315
Materials	31,336	34,786,349	—	34,817,685
Telecommunication Services	—	10,290,830	—	10,290,830
Utilities	—	3,330,546	—	3,330,546
Total Common Stock	1,051,274	198,481,677	—	199,532,951
Rights	—	10,824	—	10,824
Short-Term Investments	4,510,000	3,973,531	—	8,483,531
Total Investments, at fair value	$5,561,274	$202,466,032	$—	$208,027,306
Other Financial Instruments+
Forward Foreign Currency Contracts	—	16,048	—	16,048
Total Assets	$5,561,274	$202,482,080	$—	$208,043,354
Liabilities Table
Other Financial Instruments+
Futures	$(35,317)	$—	$—	$(35,317)
Total Liabilities	$(35,317)	$—	$—	$(35,317)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Australian Dollar	7,360,000	Buy	12/18/13	$6,818,635	$6,831,322	$12,687
							$12,687
Brown Brothers Harriman	Australian Dollar	500,000	Sell	12/18/13	$467,445	$464,084	$3,361
							$3,361

ING Australia Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	36	12/19/13	$4,385,268	$(35,317)
			$4,385,268	$(35,317)

ING Australia Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$16,048
Total Asset Derivatives		$16,048
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$35,317
Total Liability Derivatives		$35,317

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

	The Bank of New York Mellon Corp.	Brown Brothers Harriman	Totals
Assets:
Forward foreign currency contracts	$12,687	$3,361	$16,048
Total Assets	$12,687	$3,361	$16,048
Net OTC derivative instruments by counterparty, at fair value	$12,687	$3,361	16,048
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$12,687	$3,361	$16,048

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.3%
		Consumer Discretionary: 8.4%
65,100		Anhanguera Educacional Participacoes SA	$387,434	0.1
154,000		Anta Sports Products Ltd	198,597	0.0
43,177		Arcelik A/S	251,454	0.0
3,097,000		Astra International Tbk PT	1,725,533	0.3
275,100		Astro Malaysia Holdings Bhd	246,455	0.0
167,000		BEC World PCL	303,615	0.1
740,000		Belle International Holdings	1,075,931	0.2
464,000	@	Brilliance China Automotive Holdings Ltd.	697,674	0.1
79,500	@	Byd Co., Ltd.	355,500	0.1
16,350	@	Cheil Communications, Inc.	377,135	0.1
238,650		Cheng Shin Rubber Industry Co. Ltd.	624,421	0.1
22,800		Cia Hering	347,406	0.1
37,273	@	Cyfrowy Polsat SA	253,750	0.0
43,200		Cyrela Brazil Realty SA	326,685	0.0
154,000		Prime Success International Group	94,055	0.0
390,000		Dongfeng Motor Group Co., Ltd.	593,303	0.1
32,000		Eclat Textile Co. Ltd	280,947	0.0
30,600		El Puerto de Liverpool SAB de CV	345,520	0.0
46,000		Estacio Participacoes SA	357,199	0.1
195,510		Far Eastern Department Stores Co., Ltd.	205,683	0.0
30,328	L	Foschini Group Ltd./The	314,462	0.1
670,000		Geely Automobile Holdings Ltd.	345,289	0.1
323,700	@	Genting Bhd	1,032,953	0.2
490,600		Genting Malaysia BHD	635,520	0.1
50,000		Giant Manufacturing Co., Ltd.	340,948	0.1
1,170,500		Global Mediacom Tbk PT	195,010	0.0
112,000		Golden Eagle Retail Group Ltd.	174,884	0.0
1,657,000		GOME Electrical Appliances Holdings Ltd.	211,806	0.0
162,500		Great Wall Motor Co. Ltd.	882,750	0.2
215,700		Grupo Televisa S.A.	1,204,604	0.2
37,707		Grupo Televisa SAB ADR	1,053,911	0.2
332,000		Guangzhou Automobile Group Co. Ltd.	360,236	0.1
133,000		Haier Electronics Group Co. Ltd.	257,944	0.0
5,730		Halla Visteon Climate Control Corp.	217,277	0.0
11,057		Hankook Tire Co. Ltd.	631,795	0.1
442,800		Home Product Center PCL	173,205	0.0
43,000		Hotai Motor Co. Ltd.	468,290	0.1
2,441		Hyundai Department Store Co. Ltd.	365,973	0.1
10,563		Hyundai Mobis	2,809,986	0.5
24,200		Hyundai Motor Co.	5,646,176	0.9
2,287		Hyundai Wia Corp.	360,269	0.1
29,962		Imperial Holdings Ltd.	650,860	0.1
170,500		Intime Retail Group Co. Ltd.	186,641	0.0
74,320		Jollibee Foods Corp.	287,950	0.1
15,680		Kangwon Land, Inc.	415,702	0.1
41,062		Kia Motors Corp.	2,492,729	0.4
31,600		Kroton Educacional SA	449,840	0.1
16,602		LG Electronics, Inc.	1,100,097	0.2
22,800		Lojas Americanas SA	148,139	0.0
19,900		Lojas Renner SA	573,933	0.1
1,774		Lotte Shopping Co. Ltd.	627,910	0.1
159,549	@	Mahindra & Mahindra Ltd. GDR	2,096,992	0.4
261,000	@	Matahari Department Store Tbk PT	236,734	0.0
769,500		Media Nusantara Citra Tbk PT	179,558	0.0
38,000		Merida Industry Co. Ltd.	246,694	0.0
279,000		Minor International PCL	216,113	0.0
38,045		Mr Price Group Ltd.	526,635	0.1
58,600		MRV Engenharia e Participacoes SA	238,757	0.0
63,147		Naspers Ltd.	5,846,270	1.0
366,000		POU Chen Corp.	426,457	0.1
85,000		Ruentex Industries Ltd.	213,133	0.0
115,961		SACI Falabella	1,106,701	0.2
94,000		Shenzhou International Group Holdings Ltd.	305,389	0.1
1,129		Shinsegae Co., Ltd.	242,366	0.0
204,194	L	Steinhoff International Holdings Ltd.	726,646	0.1
66,771		Tata Motors Ltd. ADR	1,777,444	0.3
69,964	L	Truworths International Ltd.	627,290	0.1
70,300		UMW Holdings Bhd	254,899	0.0
121,135		Woolworths Holdings Ltd./South Africa	895,638	0.2
9,004		Coway Co., Ltd.	499,286	0.1
66,000		Yulon Motor Co., Ltd.	110,509	0.0
			50,438,897	8.4

		Consumer Staples: 8.0%
34,436		Almacenes Exito SA	589,261	0.1
538		Amorepacific Corp.	453,058	0.1
595		Amorepacific Group	217,983	0.0
36,845		Anadolu Efes Biracilik Ve Malt Sanayii AS	426,490	0.1
35,871		BIM Birlesik Magazalar AS	738,577	0.1

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Staples: (continued)
58,600		BRF — Brasil Foods SA	$1,429,636	0.2
47,930		BRF SA ADR	1,175,723	0.2
23,800		British American Tobacco Malaysia Bhd	469,139	0.1
181,889		Cencosud SA	807,375	0.1
468,400		Charoen Pokphand Foods PCL	359,883	0.1
1,258,000		Charoen Pokphand Indonesia Tbk PT	369,500	0.1
385,000		China Agri-Industries Holdings Ltd.	181,927	0.0
223,000		China Mengniu Diary Co., Ltd.	1,000,322	0.2
194,000		China Resources Enterprise	617,353	0.1
19,900		Cia Brasileira de Distribuicao Grupo Pao de Acucar	911,900	0.2
20,891		Cia Cervecerias Unidas SA	277,574	0.0
23,200		Cia de Bebidas das Americas	889,771	0.2
55,113		Cia de Bebidas das Americas ADR	2,113,584	0.4
1,390		CJ CheilJedang Corp.	357,605	0.1
67,900		Coca-Cola Femsa SAB de CV	855,915	0.1
12,478		Coca-Cola Icecek AS	318,135	0.1
72,100	@,L	Controladora Comercial Mexicana SA de CV	306,698	0.1
727,300		CP ALL PCL	820,239	0.1
3,497		E-Mart Co. Ltd.	787,949	0.1
49,868	@	Embotelladora Andina SA	273,985	0.0
53,700		Embotelladoras Arca SAB de CV	334,356	0.1
15,920		Eurocash SA	245,110	0.0
260,600		Felda Global Ventures Holdings Bhd	335,940	0.1
169,100		Fomento Economico Mexicano SA de CV ADR	1,640,681	0.3
14,136		Fomento Economico Mexicano SAB de CV ADR	1,372,464	0.2
287,900		Grupo Bimbo SAB de CV	889,467	0.2
63,400		Grupo Comercial Chedraui, S.A. de C.V.	200,282	0.0
86,000		Gudang Garam Tbk PT	259,902	0.1
120,000		Hengan International Group Co., Ltd.	1,404,275	0.2
57,800		Hypermarcas SA	464,215	0.1
235,500		Indofood CBP Sukses Makmur TBK PT	208,534	0.0
789,500		Indofood Sukses Makmur Tbk PT	480,259	0.1
520,600		IOI Corp. Bhd	857,056	0.1
130,400		JBS SA	454,220	0.1
9,991	@	Kernel Holding SA	157,608	0.0
266,700		Kimberly-Clark Corp.	779,755	0.1
17,863		KT&G Corp.	1,279,455	0.2
88,100		Kuala Lumpur Kepong BHD	610,848	0.1
1,560		LG Household & Health Care Ltd.	791,788	0.1
142		Lotte Confectionery Co. Ltd.	225,287	0.0
6,900		M Dias Branco SA	319,051	0.1
43,605		Magnit OJSC GDR	2,691,667	0.5
18,701		Massmart Holdings Ltd.	312,976	0.1
28,900		Natura Cosmeticos S.A.	648,728	0.1
616		Orion Corp.	546,074	0.1
41,767	L	Pick n Pay Stores Ltd.	173,096	0.0
88,000		PPB Group Bhd	384,042	0.1
103,000		President Chain Store Corp.	743,976	0.1
35,000		Raia Drogasil SA	284,415	0.0
67,769		Shoprite Holdings Ltd.	1,117,138	0.2
62,400		Souza Cruz S.A.	746,390	0.1
26,532		Spar Group Ltd./The	320,296	0.1
69,450		Standard Foods Corp.	208,303	0.0
377,500		Sun Art Retail Group Ltd.	541,723	0.1
26,360		Tiger Brands Ltd.	785,394	0.1
320,000		Tingyi Cayman Islands Holding Corp.	848,799	0.1
66,000		Tsingtao Brewery Co., Ltd.	502,561	0.1
255,500		Unilever Indonesia Tbk PT	665,507	0.1
191,000		Uni-President China Holdings Ltd.	190,456	0.0
732,020		Uni-President Enterprises Corp.	1,363,884	0.2
158,040		Universal Robina Corp.	447,084	0.1
95,948		Vina Concha y Toro SA	181,190	0.0
836,900		Wal-Mart de Mexico SA de CV	2,190,473	0.4
961,000		Want Want China Holdings Ltd.	1,461,371	0.3
96,000		Wumart Stores, Inc.	171,179	0.0
43,249		Yantai Changyu Pioneer Wine Co. Ltd.	147,604	0.0
			47,734,461	8.0

		Energy: 11.2%
2,306,500		Adaro Energy Tbk PT	179,302	0.0
258		AK Transneft OAO	675,677	0.1
191,000		Banpu PCL	167,919	0.0
181,100		Bumi Armada Bhd	216,760	0.0
2,503,000	@	Bumi Resources Tbk PT	98,534	0.0
656,000		China Coal Energy Co. — Class H	392,929	0.1
252,000		China Oilfield Services Ltd.	632,434	0.1
3,957,600		China Petroleum & Chemical Corp.	3,102,247	0.5
537,500		China Shenhua Energy Co., Ltd.	1,640,574	0.3
2,835,000		CNOOC Ltd.	5,743,367	1.0
17,400		Cosan SA Industria e Comercio	332,487	0.0

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
764,819		Ecopetrol SA	$1,757,291	0.3
68,050		Empresas COPEC SA	966,317	0.2
21,614	L	Exxaro Resources Ltd.	353,782	0.1
185,000		Formosa Petrochemical Corp.	485,556	0.1
387,100		Gazprom OAO ADR	3,410,351	0.6
1,097,694		Gazprom OAO	4,877,259	0.8
8,088		GS Holdings Corp.	424,668	0.1
65,500		Indo Tambangraya Megah PT	148,762	0.0
178,040		Inner Mongolia Yitai Coal Co.	357,148	0.1
1,500,300		IRPC PCL	150,778	0.0
520,000		Kunlun Energy Co. Ltd.	728,248	0.1
37,089		Lukoil OAO ADR	2,346,660	0.4
41,949		Lukoil OAO	2,657,423	0.4
6,625		MOL Hungarian Oil & Gas PLC	479,620	0.1
15,396		NovaTek OAO GDR	2,032,208	0.3
3,292,000		PetroChina Co., Ltd.	3,627,384	0.6
152,671		Petroleo Brasileiro SA ADR	2,554,186	0.4
471,000		Petroleo Brasileiro SA	3,619,154	0.6
39,100		Petronas Dagangan BHD	347,875	0.1
51,543	L	Polski Koncern Naftowy Orlen	729,093	0.1
309,120		Polskie Gornictwo Naftowe I Gazownictwo SA	606,095	0.1
223,500		PTT Exploration & Production PCL	1,170,039	0.2
131,800		PTT PCL	1,333,129	0.2
189,513	#	Reliance Industries Ltd. GDR	4,969,530	0.8
183,643		Rosneft OAO	1,493,859	0.3
601,000	@	Sapurakencana Petroleum Bhd	680,568	0.1
86,025	L	Sasol Ltd.	4,106,197	0.7
9,424		SK Energy Co. Ltd.	1,280,761	0.2
6,733		S-Oil Corp.	488,090	0.1
1,086,878		Surgutneftegas OJSC	784,059	0.1
1,107,536		Surgutneftegas OAO	970,324	0.2
137,000		Tambang Batubara Bukit Asam Persero Tbk PT	150,902	0.0
234,910		Tatneft OAO	1,541,695	0.3
123,100		Thai Oil PCL	227,541	0.0
20,572		Tupras Turkiye Petrol Rafine	434,791	0.1
50,700		Ultrapar Participacoes SA	1,244,681	0.2
304,000	L	Yanzhou Coal Mining Co., Ltd.	297,900	0.1
			67,016,154	11.2

		Financials: 26.0%
116,674	L	African Bank Investments Ltd.	194,064	0.0
250,000		Agile Property Holdings Ltd.	275,914	0.0
3,356,000		Agricultural Bank of China Ltd.	1,546,583	0.3
291,742		Akbank TAS	1,075,164	0.2
6,500	@	Alior Bank SA	187,243	0.0
187,400		Alliance Financial Group Bhd	287,991	0.0
291,700		AMMB Holdings Bhd	663,697	0.1
2,472		Attijariwafa Bank	94,595	0.0
85,230		Axis Bank Ltd. GDR	1,345,160	0.2
30,230		Ayala Corp.	420,233	0.1
938,400		Ayala Land, Inc.	586,890	0.1
152,879		Banco Bradesco SA ADR	2,121,961	0.4
99,900		Banco Bradesco SA	1,565,008	0.3
12,340		Banco Davivienda SA	163,904	0.0
2,515,734		Banco de Chile	378,145	0.1
4,859		Banco de Credito e Inversiones	286,640	0.0
89,500		Banco do Brasil S.A.	1,041,872	0.2
26,900		Banco do Estado do Rio Grande do Sul	187,037	0.0
147,300		Banco Santander Brasil S.A.	997,596	0.2
9,217,962		Banco Santander Chile S.A.	601,564	0.1
27,253		Bancolombia SA	384,572	0.1
11,965		BanColombia SA ADR	688,466	0.1
91,700		Bangkok Bank PCL	574,962	0.1
134,300		Bangkok Bank PCL	846,403	0.1
1,961,000		Bank Central Asia Tbk PT	1,694,452	0.3
503,500		Bank Danamon Indonesia Tbk PT	172,688	0.0
4,916		Bank Handlowy w Warszawie	174,451	0.0
1,492,500		Bank Mandiri Persero TBK PT	1,024,879	0.2
380,800		Bank of Ayudhya PCL	459,926	0.1
11,716,000		Bank of China Ltd.	5,353,847	0.9
1,320,000		Bank of Communications Co., Ltd.	970,989	0.2
102,850		Bank of the Philippine Islands	228,045	0.0
21,039		Bank Pekao S.A.	1,202,680	0.2
1,770,500		Bank Rakyat Indonesia	1,107,552	0.2
4,976		Bank Zachodni WBK SA	554,242	0.1
49,520	L	Barclays Africa Group Ltd.	726,482	0.1
97,700		BB Seguridade Participacoes SA	963,643	0.2
223,530		BDO Unibank, Inc.	385,456	0.1
301,500		BM&F Bovespa S.A.	1,692,307	0.3
1,221,500		Bank Negara Indonesia Persero Tbk PT	429,457	0.1
68,400		BR Malls Participacoes S.A.	624,035	0.1
36,400		BR Properties SA	321,413	0.1
2,975		BRE Bank SA	428,042	0.1
27,480		BS Financial Group, Inc.	410,351	0.1

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
1,299,500		Bumi Serpong Damai PT	$161,004	0.0
1,207,667		Cathay Financial Holding Co., Ltd.	1,720,678	0.3
241,100		Central Pattana PCL	339,044	0.1
30,800		CETIP SA — Balcao Organizado de Ativos e Derivativos	325,191	0.1
132,000		Chailease Holding Co. Ltd.	309,735	0.1
735,660		Chang Hwa Commercial Bank	429,144	0.1
1,280,000		China Citic Bank	664,764	0.1
11,332,000		China Construction Bank	8,733,264	1.5
2,200,000		China Development Financial Holding Corp.	633,095	0.1
146,000		China Everbright Ltd.	190,666	0.0
392,160		China Life Insurance Co., Ltd.	353,633	0.1
1,181,000		China Life Insurance Co., Ltd.	3,058,477	0.5
712,880		China Merchants Bank Co., Ltd.	1,298,104	0.2
841,000	L	China Minsheng Banking Corp. Ltd.	1,008,196	0.2
664,000		China Overseas Land & Investment Ltd.	1,963,810	0.3
428,000		China Pacific Insurance Group Co., Ltd.	1,536,456	0.3
344,000		China Resources Land Ltd.	980,267	0.2
144,800	@	China Taiping Insurance Holdings Co., Ltd.	207,088	0.0
228,800		China Vanke Co. Ltd.	416,986	0.1
2,131,700		CTBC Financial Holding Co. Ltd	1,391,917	0.2
387,000		Chongqing Rural Commercial Bank	186,746	0.0
703,000		CIMB Group Holdings Bhd	1,619,922	0.3
176,000		CITIC Securities Co. Ltd.	353,610	0.1
114,949		Commercial International Bank	633,796	0.1
184,700		Compartamos SAB de CV	344,015	0.1
12,855		Corp Financiera Colombiana SA	264,074	0.0
18,784,514		Corpbanca	201,112	0.0
818,000		Country Garden Holdings Co. Ltd.	526,495	0.1
10,114	@	Credicorp Ltd.	1,299,244	0.2
26,210		Daewoo Securities Co., Ltd.	239,861	0.0
22,070		DGB Financial Group, Inc.	332,604	0.1
51,325		Discovery Holdings Ltd.	414,149	0.1
7,290		Dongbu Insurance Co., Ltd.	313,361	0.1
30,928		Douja Promotion Groupe Addoha SA	175,473	0.0
797,500		E.Sun Financial Holding Co., Ltd.	516,912	0.1
125,271		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	169,880	0.0
1,065,000	@,L	Evergrande Real Estate Group Ltd.	445,978	0.1
232,000		Far East Horizon Ltd.	153,100	0.0
222,200		Fibra Uno Administracion SA de CV	616,039	0.1
1,008,445		First Financial Holding Co., Ltd.	603,414	0.1
492,568		FirstRand Ltd.	1,642,919	0.3
754,000		Franshion Properties China Ltd.	248,762	0.0
978,000		Fubon Financial Holding Co., Ltd.	1,353,568	0.2
114,000		Greentown China Holdings Ltd.	215,513	0.0
293,118		Growthpoint Properties Ltd.	720,403	0.1
148,403		Grupo Aval	108,210	0.0
39,988		Grupo de Inversiones Suramericana SA	799,638	0.1
385,200		Grupo Financiero Banorte	2,400,161	0.4
323,400		Grupo Financiero Inbursa SA	738,734	0.1
287,900		Grupo Financiero Santander Mexico SAB de CV	797,969	0.1
160,800		Guangzhou R&F Properties Co., Ltd.	251,297	0.0
143,670		Haci Omer Sabanci Holding AS	694,213	0.1
214,000		Haitong Securities Co. Ltd.	319,860	0.1
43,550		Hana Financial Group, Inc.	1,492,559	0.2
39,760		Hanwha Life Insurance Co. Ltd.	257,254	0.0
158,653		HDFC Bank Ltd. ADR	4,883,339	0.8
77,000		Highwealth Construction Corp.	169,824	0.0
82,400		Hong Leong Bank BHD	353,362	0.1
759,550		Hua Nan Financial Holdings Co. Ltd.	434,382	0.1
10,300		Hyundai Marine & Fire Insurance Co., Ltd.	280,255	0.0
83,142		ICICI Bank Ltd. ADR	2,534,168	0.4
11,587,000		Industrial and Commercial Bank of China Ltd.	8,098,854	1.4
20,450		Industrial Bank Of Korea	226,464	0.0
42,575		Investec Ltd.	279,309	0.0

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
182,397		Itau Unibanco Holding S.A. ADR	$2,575,446	0.4
210,700		Itau Unibanco Holding S.A.	2,983,245	0.5
106,900		Kasikornbank PCL	598,381	0.1
188,100		Kasikornbank PLC	1,062,133	0.2
59,930		KB Financial Group, Inc.	2,109,951	0.4
2,250		Komercni Banka AS	500,674	0.1
6,950		Korea Investment Holdings Co., Ltd.	267,800	0.0
575,100		Krung Thai Bank PCL	353,384	0.1
19,743		Liberty Holdings Ltd.	230,198	0.0
3,442,500	@	Lippo Karawaci Tbk PT	323,765	0.1
239,500		Longfor Properties Co., Ltd.	380,694	0.1
36,423		LSR Group GDR	155,379	0.0
670,200		Malayan Banking BHD	2,022,050	0.3
1,342,000		Mega Financial Holdings Co., Ltd.	1,100,318	0.2
1,815,800		Metro Pacific Investments Corp.	188,014	0.0
4,940		Mirae Asset Securities Co., Ltd.	168,986	0.0
174,264		MMI Holdings Ltd.	423,424	0.1
13,200		Multiplan Empreendimentos Imobiliarios SA	316,078	0.1
28,622	L	Nedcor Ltd.	583,092	0.1
95,900	@	New China Life Insurance Co. Ltd.	275,393	0.0
33,502		OTP Bank Nyrt	663,595	0.1
665,000		People’s Insurance Co. Group of China Ltd.	312,559	0.1
507,960		PICC Property & Casualty Co., Ltd.	689,602	0.1
295,000		Ping An Insurance Group Co. of China Ltd.	2,195,983	0.4
372,000		Poly Hong Kong Investments Ltd.	224,229	0.0
18,800		Porto Seguro SA	235,308	0.0
137,488		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,633,647	0.3
154,200		Public Bank BHD	837,892	0.1
9,380	L	Powszechny Zaklad Ubezpieczen SA	1,272,433	0.2
503,777		Redefine Properties Ltd.	489,214	0.1
77,914		Remgro Ltd.	1,505,403	0.3
86,300		RHB Capital Bhd	200,094	0.0
119,400		RMB Holdings Ltd.	548,971	0.1
116,991		RMI Holdings	311,794	0.1
125,126		Ruentex Development Co. Ltd.	256,375	0.0
5,800		Samsung Card Co.	215,899	0.0
5,825		Samsung Fire & Marine Insurance Co. Ltd	1,337,304	0.2
9,837		Samsung Life Insurance Co. Ltd.	956,727	0.2
9,005		Samsung Securities Co. Ltd	394,093	0.1
290,707		Sanlam Ltd.	1,354,384	0.2
965,428		Sberbank	2,911,635	0.5
196,101		Sberbank of Russia ADR	2,363,017	0.4
244,000		Shimao Property Holdings Ltd.	561,532	0.1
1,128,853		Shin Kong Financial Holding Co., Ltd.	382,035	0.1
67,230		Shinhan Financial Group Co., Ltd.	2,735,408	0.5
638,500	L	Shui On Land Ltd.	205,667	0.0
279,500		Siam Commercial Bank PCL	1,323,467	0.2
530,000		Sino-Ocean Land Holdings Ltd.	311,766	0.1
1,091,518		SinoPac Financial Holdings Co., Ltd.	501,771	0.1
1,116,200		SM Prime Holdings, Inc.	410,144	0.1
341,000	L	Soho China Ltd.	293,847	0.0
181,508		Standard Bank Group Ltd.	2,167,021	0.4
31,928		State Bank of India Ltd. GDR	1,657,041	0.3
22,000		Sul America SA	157,434	0.0
1,037,903		Taishin Financial Holdings Co., Ltd.	479,583	0.1
735,120		Taiwan Cooperative Financial Holding Co. Ltd.	404,068	0.1
372,068		Turkiye Garanti Bankasi A/S	1,467,733	0.2
100,611		Turkiye Halk Bankasi AS	736,891	0.1
253,636		Turkiye Is Bankasi	670,565	0.1
131,276		Turkiye Vakiflar Bankasi Tao	299,495	0.0
267,100		UEM Sunrise Bhd	209,035	0.0
497,812,337		VTB Bank OJSC	654,499	0.1
58,200		Woori Finance Holdings Co., Ltd.	676,936	0.1
21,420		Woori Investment & Securities Co., Ltd.	230,946	0.0
152,297		Yapi Ve Kredi Bankasi	339,468	0.1
1,468,000		Yuanta Financial Holding Co., Ltd.	752,341	0.1
998,000		Yuexiu Property Co. Ltd	274,785	0.0
			155,304,963	25.9

		Health Care: 1.6%
47,780		Aspen Pharmacare Holdings Ltd.	1,250,551	0.2
59,700		Bangkok Dusit Medical Services PCL	240,945	0.0
9,955		Celltrion, Inc.	433,058	0.1
70,026		Dr. Reddy’s Laboratories Ltd. ADR	2,646,282	0.4
116,500	@,L	Genomma Lab Internacional SAB de CV	266,118	0.1
398,100	@	IHH Healthcare Bhd	507,002	0.1
3,838,000		Kalbe Farma Tbk PT	391,156	0.1

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
154,879	L	Life Healthcare Group Holdings Ltd.	$551,290	0.1
70,000		Mediclinic International Ltd.	517,646	0.1
168,263		Network Healthcare Holdings Ltd.	402,385	0.1
44,100		Odontoprev SA	194,802	0.0
34,100	@	Qualicorp SA	310,182	0.1
284,000		Shandong Weigao Group Medical Polymer Co., Ltd.	278,810	0.0
110,100		Shanghai Pharmaceuticals Holding Co. Ltd.	211,694	0.0
364,000		Sihuan Pharmaceutical Holdings Group Ltd	249,697	0.0
500,000		Sino Biopharmaceutical	338,933	0.1
161,600		Sinopharm Group Co.	405,608	0.1
1,346		Yuhan Corp.	245,492	0.0
			9,441,651	1.6

		Industrials: 6.2%
318,400		Aboitiz Equity Ventures, Inc.	329,496	0.1
306,000		Air China Ltd.	207,382	0.0
215,600		AirAsia BHD	169,324	0.0
73,800		Airports of Thailand PCL	445,474	0.1
462,200		Alfa SA de CV	1,246,469	0.2
69,600		All America Latina Logistica SA	276,353	0.1
358,900		Alliance Global Group, Inc.	194,057	0.0
10,600		Arteris SA	91,781	0.0
320,000		AviChina Industry & Technology Co. Ltd.	163,565	0.0
34,099		Barloworld Ltd.	323,677	0.1
300,000		Beijing Capital International Airport Co., Ltd.	196,685	0.0
82,500		Beijing Enterprises Holdings Ltd.	596,524	0.1
45,721		Bidvest Group Ltd.	1,146,398	0.2
482,000	@	China Airlines Ltd.	180,896	0.0
692,000		China Communications Construction Co., Ltd.	547,134	0.1
418,000	@	China COSCO Holdings Co., Ltd.	207,451	0.0
387,000		China Everbright International Ltd.	342,406	0.1
82,500		China International Marine Containers Group Co. Ltd.	148,097	0.0
175,695		China Merchants Holdings International Co., Ltd.	639,942	0.1
321,000		China Railway Construction Corp. Ltd	339,991	0.1
651,000		China Railway Group Ltd.	356,905	0.1
577,000	@,L	China Shipping Container Lines Co., Ltd.	151,338	0.0
308,000		China South Locomotive and Rolling Stock Corp.	215,258	0.0
300,000		China Southern Airlines Co., Ltd.	111,854	0.0
286,000		China State Construction International Holdings Ltd.	461,122	0.1
136,800		CCR SA	1,078,327	0.2
231,000	L	Citic Pacific Ltd.	299,921	0.1
2,557		CJ Corp.	276,107	0.1
268,000		Cosco Pacific Ltd.	410,349	0.1
109,000		CTCI Corp.	176,175	0.0
4,640		Daelim Industrial Co., Ltd.	418,806	0.1
7,680		Daewoo International Corp.	270,733	0.0
15,940		Daewoo Shipbuilding & Marine Engineering Co., Ltd.	512,700	0.1
113,900		DMCI Holdings, Inc.	120,475	0.0
7,850		Doosan Heavy Industries and Construction Co. Ltd.	336,860	0.1
15,720	@	Doosan Infracore Co., Ltd.	229,558	0.0
19,900		EcoRodovias Infraestrutura e Logistica SA	137,018	0.0
95,200		Embraer SA	764,590	0.1
78,366		Enka Insaat Ve Sanayi AS	233,462	0.0
305,000	@	Eva Airways Corp.	173,285	0.0
291,000	@	Evergreen Marine Corp.	172,207	0.0
491,320		Far Eastern New Century Corp.	541,682	0.1
269,500		Gamuda BHD	380,123	0.1
2,145		Glovis Co. Ltd.	420,163	0.1
48,900		Grupo Aeroportuario del Pacifico SA de CV	250,300	0.0
33,100		Grupo Aeroportuario del Sureste SA de CV	362,319	0.1
94,100		Grupo Carso SAB de CV	502,365	0.1
6,000		GS Engineering & Construction Corp.	208,981	0.0
5	@	Hanjin Kal Corp.	79	0.0
30,930		Hiwin Technologies Corp.	207,015	0.0
9,600		Hyundai Development Co-Engineering & Construction	214,754	0.0
11,438		Hyundai Engineering & Construction Co. Ltd.	657,326	0.1
6,724		Hyundai Heavy Industries	1,652,187	0.3
10,700	@	Hyundai Merchant Marine Co., Ltd.	175,839	0.0

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
1,846		Hyundai Mipo Dockyard Co., Ltd.	$269,431	0.0
183,100		IJM Corp. Bhd	324,291	0.1
129,120		International Container Terminal Services, Inc.	287,920	0.1
343,500		Jasa Marga Persero Tbk PT	154,324	0.0
200,000		Jiangsu Expressway Co. Ltd.	235,949	0.0
832		KCC Corp.	349,641	0.1
110,240		KOC Holding AS	508,993	0.1
6,370		Korea Aerospace Industries Ltd	158,891	0.0
4,812	@	Korean Air Lines Co. Ltd.	169,351	0.0
42,832		Lan Airlines SA	647,593	0.1
149,302	@,L	Larsen & Toubro Ltd. GDR	1,906,377	0.3
14,856		LG Corp.	915,303	0.2
19,810		Localiza Rent a Car SA	296,752	0.1
2,973		LS Cable Ltd.	214,209	0.0
98,700		Malaysia Airports Holdings Bhd	229,831	0.0
67,400		Marcopolo SA — PRF Shares	200,713	0.0
183,000	@	MISC Bhd	287,495	0.1
111,800	@	OHL Mexico SAB de CV	294,244	0.1
27,938		Reunert Ltd.	202,184	0.0
3,241		S-1 Corp.	195,023	0.0
19,838		Samsung Corp.	1,151,452	0.2
5,019		Samsung Engineering Co. Ltd.	385,475	0.1
26,210		Samsung Heavy Industries Co., Ltd.	1,048,088	0.2
6,061		Samsung Techwin Co., Ltd.	343,672	0.1
430,000		Shanghai Electric Group Co., Ltd.	153,254	0.0
74,000		Shanghai Industrial Holdings Ltd.	245,408	0.0
381,900	@	Sime Darby Bhd	1,113,564	0.2
4,215		SK Corp.	760,934	0.1
23,348		SM Investments Corp.	418,795	0.1
172,000		Taiwan Glass Industry Corp.	174,683	0.0
31,054		TAV Havalimanlari Holding AS	219,262	0.0
333,000		Teco Electric and Machinery Co. Ltd.	352,556	0.1
101,560		Turk Hava Yollari	387,268	0.1
273,500		United Tractors Tbk PT	385,370	0.1
586,000	@	Walsin Lihwa Corp.	179,013	0.0
33,500		Weg S.A.	410,833	0.1
78,000		Weichai Power Co. Ltd.	305,213	0.1
128,000		ENN Energy Holdings Ltd.	712,141	0.1
236,000		Zhejiang Expressway Co., Ltd.	217,760	0.0
74,000		Zhuzhou CSR Times Electric Co., Ltd.	241,138	0.0
			37,327,679	6.2

		Information Technology: 14.5%
379,000	@	Acer, Inc.	263,485	0.0
985,000		Advanced Semiconductor Engineering, Inc.	952,725	0.2
50,000		Advantech Co. Ltd.	279,908	0.1
107,000		Asustek Computer, Inc.	852,982	0.1
1,379,000	@	AU Optronics Corp.	515,140	0.1
109,000		Catcher Technology Co., Ltd.	576,855	0.1
79,840		Chicony Electronics Co. Ltd.	199,262	0.0
1,099,000	@	InnoLux Display Corp.	527,939	0.1
55,500		Cielo SA	1,502,754	0.2
687,000		Compal Electronics, Inc.	502,086	0.1
295,000		Delta Electronics, Inc.	1,432,523	0.2
139,000		Epistar Corp.	263,102	0.0
125,650		Foxconn Technology Co., Ltd.	326,264	0.1
1,284,000	@,L	GCL Poly Energy Holdings Ltd.	371,710	0.1
5,000		Hermes Microvision, Inc.	145,835	0.0
1,740,810		Hon Hai Precision Industry Co., Ltd.	4,467,528	0.8
117,000		HTC Corp.	522,286	0.1
82,560	@	SK Hynix, Inc.	2,325,013	0.4
96,352		Infosys Ltd. ADR	4,635,495	0.8
413,000		Inventec Co., Ltd.	399,405	0.1
101,800		Kingboard Chemicals Holdings	262,115	0.0
51,000		Kinsus Interconnect Technology Corp.	179,523	0.0
16,000		Largan Precision Co. Ltd.	538,322	0.1
978,000		Lenovo Group Ltd.	1,025,047	0.2
36,750	@	LG Display Co., Ltd.	884,889	0.2
355,762		Lite-On Technology Corp.	606,410	0.1
194,000		MediaTek, Inc.	2,396,344	0.4
32,000		MStar Semiconductor, Inc.	295,474	0.1
2,467		NCSoft Corp.	438,787	0.1
4,487		NHN Corp.	2,324,265	0.4
2,063	@	NHN Entertainment Corp.	226,519	0.0
93,000		Novatek Microelectronics Corp., Ltd.	385,217	0.1
272,000	@	Pegatron Corp.	388,645	0.1
24,000		Phison Electronics Corp.	172,938	0.0
116,000	@	Powertech Technology, Inc.	218,192	0.0
398,000		Quanta Computer, Inc.	863,170	0.1
75,340		Radiant Opto-Electronics Corp.	268,708	0.0

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
76,760		Realtek Semiconductor Corp.	$187,522	0.0
9,110		Samsung Electro-Mechanics Co. Ltd.	731,220	0.1
17,462		Samsung Electronics Co., Ltd.	22,211,555	3.7
3,266		Samsung Electronics Co., Ltd. PRF Shares	2,662,145	0.4
5,456		Samsung SDI Co., Ltd.	950,795	0.2
481,000		Siliconware Precision Industries Co.	563,470	0.1
46,000		Simplo Technology Co. Ltd.	223,550	0.0
3,736		SK C&C Co. Ltd.	399,542	0.1
209,000		Synnex Technology International Corp.	327,168	0.1
3,903,000		Taiwan Semiconductor Manufacturing Co., Ltd.	13,290,257	2.2
162,300		Tencent Holdings Ltd.	8,535,128	1.4
18,200		Totvs S.A.	306,714	0.1
37,000		TPK Holding Co. Ltd.	335,947	0.1
64,000		Tripod Technology Corp.	124,748	0.0
206,000		Unimicron Technology Corp.	175,661	0.0
1,952,000		United Microelectronics Corp.	835,079	0.1
136,000		Vanguard International Semiconductor Corp.	149,192	0.0
173,689	L	Wipro Ltd. ADR	1,782,049	0.3
349,800		Wistron Corp.	339,232	0.1
210,000		WPG Holdings Ltd	247,197	0.0
101,800	@	ZTE Corp.	210,642	0.0
			87,125,675	14.5

		Materials: 9.2%
14,115		African Rainbow Minerals Ltd.	277,103	0.1
498,000	@	Aluminum Corp. of China Ltd.	184,540	0.0
11,191	@,L	Anglo Platinum Ltd.	485,826	0.1
62,574		AngloGold Ashanti Ltd.	833,053	0.1
200,500		Anhui Conch Cement Co., Ltd.	644,900	0.1
391,820		Asia Cement Corp.	495,792	0.1
5,113	L	Assore Ltd.	221,797	0.0
202,000		BBMG Corp.	135,478	0.0
36,200		Bradespar SA	401,805	0.1
25,600	@	Braskem SA	203,178	0.0
11,923		CAP SA	262,979	0.1
73,874	@	Cementos Argos SA	387,528	0.1
29,106	@	Cemex Latam Holdings SA	229,026	0.0
1,798,800	@	Cemex SA de CV	2,018,746	0.3
216,400	L	Zoomlion Heavy Industry Science and Technology Co. Ltd	187,967	0.0
7,692		Cheil Industries, Inc.	656,078	0.1
294,000		China BlueChemical Ltd.	173,510	0.0
470,000		China National Building Material Co., Ltd.	452,243	0.1
332,000		China Petrochemical Development Corp.	163,247	0.0
326,000		China Resources Cement Holdings Ltd.	216,855	0.0
305,000		China Shanshui Cement Group Ltd.	117,767	0.0
1,838,133		China Steel Corp.	1,612,890	0.3
32,406		Cia de Minas Buenaventura SAA ADR	379,474	0.1
119,700		Cia Siderurgica Nacional S.A.	507,144	0.1
44,300		Duratex SA	262,846	0.1
200,587		Empresas CMPC SA	609,331	0.1
240,217		Eregli Demir ve Celik Fabrikalari TAS	304,193	0.1
101,000		Feng Hsin Iron & Steel Co.	177,366	0.0
41,700	@	Fibria Celulose SA	482,797	0.1
535,600		Formosa Chemicals & Fibre Co.	1,424,235	0.2
674,600		Formosa Plastics Corp.	1,742,063	0.3
283,500		Fosun International	223,734	0.0
526,000	L	Shougang Fushan Resources Group Ltd.	177,388	0.0
121,504		Gold Fields Ltd.	556,317	0.1
20,489	@	Grupo Argos SA/Colombia	240,758	0.0
49,955	@	Grupo Argos SA/Colombia	590,669	0.1
597,200		Grupo Mexico SA de CV Series B	1,788,019	0.3
14,350		Hanwha Chemical Corp.	277,726	0.1
7,590		Hanwha Corp.	267,586	0.1
71,247		Harmony Gold Mining Co., Ltd.	244,624	0.0
2,842		Honam Petrochemical Corp.	524,760	0.1
4,181		Hyosung Corp.	278,866	0.1
5,780		Hyundai Hysco Co. Ltd.	247,598	0.0
8,739		Hyundai Steel Co.	672,382	0.1
86,328		Impala Platinum Holdings Ltd.	1,065,934	0.2
254,500		Indocement Tunggal Prakarsa Tbk PT	395,738	0.1
274,400		Indorama Ventures PCL	191,645	0.0
28,500	@	Industrias CH, SA	168,807	0.0
23,540		Industrias Penoles SAB de CV	691,480	0.1
194,000		Jiangxi Copper Co., Ltd.	383,171	0.1
22,157		KGHM Polska Miedz SA	874,388	0.2
2,315		Korea Kumho Petrochemical	218,554	0.0
1,342		Korea Zinc Co., Ltd.	405,954	0.1
12,502	L	Kumba Iron Ore Ltd.	577,491	0.1
81,800		Lafarge Malaysia Bhd	236,403	0.0
283,000		Lee & Man Paper Manufacturing Ltd.	165,855	0.0

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
7,436		LG Chem Ltd.	$2,126,384	0.4
45,200		Metalurgica Gerdau SA	425,018	0.1
167,300		Mexichem SA de CV	729,425	0.1
89,600	@	Minera Frisco SAB de CV	232,736	0.0
8,077		MMC Norilsk Nickel	1,166,448	0.2
93,374		Nampak Ltd.	290,261	0.1
783,890		Nan Ya Plastics Corp.	1,649,364	0.3
280,000		Nine Dragons Paper Holdings Ltd.	197,886	0.0
52,764	@	Northam Platinum Ltd.	223,016	0.0
2,696		OCI Co. Ltd	432,798	0.1
453,000		Petronas Chemicals Group Bhd	952,102	0.2
10,301		POSCO	3,051,487	0.5
82,224		PPC Ltd.	247,321	0.0
279,000		PTT Global Chemical PCL	665,899	0.1
88,228	@,L	Sappi Ltd.	221,969	0.0
492,000		Semen Gresik Persero Tbk PT	553,090	0.1
89,651	@	Sesa Goa Ltd. ADR	1,010,367	0.2
36,043		Severstal	314,076	0.1
24,600		Siam Cement PCL	335,706	0.1
51,300		Siam Cement PCL	706,115	0.1
14,741		Sociedad Quimica y Minera de Chile SA	447,969	0.1
24,443		Southern Copper Corp.	665,827	0.1
50,700		Suzano Papel e Celulose	200,851	0.0
575,000		Taiwan Cement Corp.	832,562	0.1
131,000		Taiwan Fertilizer Co., Ltd.	308,681	0.1
112,000		TSRC Corp.	199,914	0.0
19,355		Uralkali GDR	502,104	0.1
115,550		Uralkali OJSC	605,610	0.1
145,577		Vale SA ADR	2,068,649	0.4
156,500		Vale SA	2,230,670	0.4
208,100		Vale SA	3,225,301	0.5
189,000		Yingde Gases	185,114	0.0
8,614		Zaklady Azotowe w Tarnowie-Moscicach SA	204,013	0.0
163,000		Zhaojin Mining Industry Co. Ltd.	145,861	0.0
1,006,000	L	Zijin Mining Group Co., Ltd.	242,473	0.0
			55,314,671	9.2

		Telecommunication Services: 7.3%
170,600		Advanced Info Service PCL	1,394,012	0.2
132,041		America Movil S.A.B de CV ADR	2,615,732	0.4
3,146,600		America Movil SAB de CV	3,120,277	0.5
418,900		Axiata Group Bhd	884,486	0.2
406,000		China Communications Services Corp., Ltd.	237,321	0.0
948,500		China Mobile Ltd.	10,672,666	1.8
2,182,000		China Telecom Corp., Ltd.	1,077,489	0.2
754,000		China Unicom Ltd.	1,169,972	0.2
602,000		Chunghwa Telecom Co., Ltd.	1,916,472	0.3
562,500		Digi.Com BHD	838,729	0.1
18,962		Empresa Nacional de Telecom	306,416	0.1
271,000		Far EasTone Telecommunications Co., Ltd.	675,190	0.1
5,845		Globe Telecom, Inc.	214,949	0.0
10,715		KT Corp. ADR	179,690	0.0
38,150	@	LG Telecom Ltd.	410,088	0.1
90,780		Magyar Telekom Telecommunications PLC	126,359	0.0
13,324		Maroc Telecom SA	152,798	0.0
357,400		Maxis Bhd	767,441	0.1
15,137		MegaFon OAO GDR	532,743	0.1
84,049		Mobile Telesystems OJSC ADR	1,870,931	0.3
268,241		MTN Group Ltd.	5,238,284	0.9
120,700		Oi SA	231,456	0.0
595,781	@	Global Telecom Holding	380,880	0.1
6,335		Philippine Long Distance Telephone Co.	432,011	0.1
170,681		Rostelecom	535,178	0.1
21,728		Sistema JSFC GDR	564,518	0.1
16,014	L	SK Telecom Co., Ltd. ADR	363,518	0.1
281,000		Taiwan Mobile Co., Ltd.	996,683	0.2
46,700		Telefonica Brasil SA	1,041,969	0.2
18,904		Telefonica O2 Czech Republic A/S	300,177	0.1
164,400		Telekom Malaysia BHD	264,291	0.0
112,292		Telekomunikacja Polska S.A.	298,453	0.1
7,442,500		Telekomunikasi Indonesia Persero Tbk PT	1,352,181	0.2
138,400		Tim Participacoes SA	643,198	0.1
875,100	@	True Corp. PCL	217,208	0.0
83,519		Turk Telekomunikasyon AS	290,782	0.1
123,530		Turkcell Iletisim Hizmet AS	725,885	0.1
58,432		Vodacom Group Pty Ltd.	724,872	0.1
443,000		XL Axiata Tbk PT	162,701	0.0
			43,928,006	7.3

		Utilities: 2.9%
338,100		Aboitiz Power Corp.	244,840	0.1
454,207		AES Gener SA	265,352	0.0
16,900		AES Tiete S.A.	167,300	0.0
427,248		Aguas Andinas SA	294,397	0.1
26,592		CEZ A/S	687,498	0.1
400,000		China Gas Holdings Ltd.	435,978	0.1
463,000		China Longyuan Power Group Corp.	481,188	0.1

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
156,000		China Resources Gas Group Ltd.	$399,485	0.1
316,000		China Resources Power Holdings Co.	751,981	0.1
56,900		Cia de Saneamento Basico do Estado de Sao Paulo	559,680	0.1
16,600		Cia Paranaense de Energia	233,013	0.0
1,439,055		Colbun SA	371,574	0.1
10,400		Cia de Saneamento de Minas Gerais-COPASA	164,613	0.0
40,200		CPFL Energia S.A.	348,075	0.1
540,000		Datang International Power Generation Co., Ltd.	238,390	0.0
102,840		E.CL SA	142,894	0.0
45,300		EDP — Energias do Brasil S.A.	245,274	0.0
37,400		Centrais Eletricas Brasileiras SA	172,968	0.0
529,413		Empresa Nacional de Electricidad S.A.	739,028	0.1
1,347,900		Energy Development Corp.	168,829	0.0
3,185,239		Enersis SA	1,014,544	0.2
55,152,543	@	Federal Grid Co. Unified Energy System JSC	168,004	0.0
101,700		Glow Energy PCL	212,243	0.0
450,000		Guangdong Investment Ltd.	387,045	0.1
544,000		Huaneng Power International, Inc.	544,657	0.1
426,261,968	@	Inter Rao Ues OAO	146,029	0.0
73,760		Interconexion Electrica SA ESP	365,648	0.1
185,162	@	Isagen SA ESP	283,626	0.1
42,530	@	Korea Electric Power Corp.	1,190,148	0.2
4,380		Korea Gas Corp.	232,045	0.0
1,868,500		Perusahaan Gas Negara PT	839,505	0.1
108,000		Petronas Gas BHD	729,190	0.1
128,637		PGE SA	685,292	0.1
20,509,675		RusHydro Management Co.	340,989	0.1
207,441		Tauron Polska Energia SA	318,258	0.1
498,200		Tenaga Nasional BHD	1,380,775	0.2
27,000		Tractebel Energia S.A.	449,533	0.1
862,100		YTL Corp. Bhd	407,329	0.1
500,700		YTL Power International	273,481	0.1
			17,080,698	2.9

		Total Common Stock
		(Cost $593,956,753)	571,024,565	95.3

PREFERRED STOCK: 2.3%
		Consumer Discretionary: 0.2%
3,494		Hyundai Motor Co.	351,094	0.0
5,738		Hyundai Motor Co. — Series 2	603,562	0.1
63,800		Lojas Americanas SA	470,087	0.1
			1,424,743	0.2

		Consumer Staples: 0.3%
54,400		Cia de Bebidas das Americas	2,084,151	0.3

		Energy: 0.5%
357,300		Petroleo Brasileiro SA	2,969,574	0.5

		Financials: 0.8%
174,900		Banco Bradesco SA	2,418,754	0.4
15,410		Grupo de Inversiones Suramericana SA	311,710	0.0
436,920		Investimentos Itau SA	1,776,226	0.3
147,100		Sberbank of Russia	338,667	0.1
			4,845,357	0.8

		Materials: 0.3%
138,200		Gerdau SA	1,027,630	0.2
81,100		Klabin SA	423,375	0.1
63,000		Usinas Siderurgicas de Minas Gerais SA	300,745	0.0
			1,751,750	0.3

		Utilities: 0.2%
88,136		Cia Energetica de Minas Gerais	753,588	0.1
28,000		Cia Energetica de Sao Paulo	294,617	0.1
			1,048,205	0.2

		Total Preferred Stock
		(Cost $15,236,686)	13,812,070	2.3

RIGHTS: 0.0%
		Consumer Staples: 0.0%
3,345	@	Cia Cervecerias Unidas SA	1,365	0.0

		Industrials: 0.0%
842	@	Hyundai Merchant Marine Co., Ltd.	3,091	0.0

		Utilities: 0.0%
728	@	Korea Gas Corp.	6,671	0.0

		Total Rights
		(Cost $—)	11,127	0.0

		Total Long-Term Investments
		(Cost $609,193,439)	584,847,762	97.6

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateralcc(1): 2.3%
3,259,138	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $3,259,144, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $3,324,331, due 07/28/14–07/18/33)	$3,259,138	0.6
3,259,138	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $3,259,144, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $3,324,356, due 03/01/23–07/01/43)	3,259,138	0.5
3,259,138	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $3,259,145, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $3,324,321, due 02/01/16–05/01/46)	3,259,138	0.5
3,259,138	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $3,259,143, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $3,324,322, due 11/20/13–11/01/47)	3,259,138	0.6
686,096	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $686,097, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $699,819, due 10/15/13–02/15/43)	686,096	0.1
		13,722,648	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
9,340,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
	(Cost $9,340,000)	9,340,000	1.6

	Total Short-Term Investments
	(Cost $23,062,648)	23,062,648	3.9

	Total Investments in Securities
	(Cost $632,256,087)	$607,910,410	101.5
	Liabilities in Excess of Other Assets	(9,195,954)	(1.5)
	Net Assets	$598,714,456	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $632,870,154.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$26,816,829
Gross Unrealized Depreciation	(51,776,573)
Net Unrealized Depreciation	$(24,959,744)

ING Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$8,571,323	$41,867,574	$—	$50,438,897
Consumer Staples	21,747,002	25,987,459	—	47,734,461
Energy	14,757,409	52,258,745	—	67,016,154
Financials	34,650,195	120,966,478	—	155,616,673
Health Care	3,850,442	5,591,209	—	9,441,651
Industrials	7,227,700	30,099,979	—	37,327,679
Information Technology	8,453,531	78,672,144	—	87,125,675
Materials	20,945,124	34,369,547	—	55,314,671
Telecommunication Services	11,515,265	32,412,741	—	43,928,006
Utilities	5,817,519	11,263,179	—	17,080,698
Total Common Stock	137,535,510	433,489,055	—	571,024,565
Preferred Stock	12,518,747	1,293,323	—	13,812,070
Rights	—	11,127	—	11,127
Short-Term Investments	9,340,000	13,722,648	—	23,062,648
Total Investments, at fair value	$159,394,257	$448,516,153	$—	$607,910,410
Liabilities Table
Other Financial Instruments+
Futures	$(295,873)	$—	$—	$(295,873)
Total Liabilities	$(295,873)	$—	$—	$(295,873)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Emerging Markets Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	310	12/20/13	$15,231,850	$(295,873)
			$15,231,850	$(295,873)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$295,873
Total Liability Derivatives		$295,873

ING Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.4%
		Consumer Discretionary: 8.1%
64,512		Bayerische Motoren Werke AG	$6,937,888	1.4
197,244		DaimlerChrysler AG	15,379,119	3.2
42,543		Inditex S.A.	6,562,369	1.3
53,627		LVMH Moet Hennessy Louis Vuitton S.A.	10,568,026	2.2
			39,447,402	8.1

		Consumer Staples: 9.9%
149,261		Anheuser-Busch InBev Worldwide, Inc.	14,806,356	3.0
124,687		Carrefour S.A.	4,276,736	0.9
117,298		Groupe Danone	8,831,807	1.8
47,837		L’Oreal S.A.	8,211,101	1.7
315,687		Unilever NV	12,048,730	2.5
			48,174,730	9.9

		Energy: 8.7%
536,988		ENI S.p.A.	12,344,379	2.5
162,134		Repsol YPF S.A.	4,019,892	0.8
451,158	L	Total S.A.	26,150,410	5.4
			42,514,681	8.7

		Financials: 25.5%
90,778		Allianz AG	14,281,964	2.9
268,123		Assicurazioni Generali S.p.A.	5,364,536	1.1
409,649		AXA S.A.	9,507,476	2.0
2,225,955		Banco Santander Central Hispano S.A.	18,148,513	3.7
1,148,752		Banco Bilbao Vizcaya Argentaria S.A.	12,845,818	2.6
212,348		BNP Paribas	14,364,174	3.0
204,593		Deutsche Bank AG	9,391,078	1.9
774,991	**	ING Groep NV	8,793,807	1.8
2,803,432		Intesa Sanpaolo S.p.A.	5,798,987	1.2
32,305		Muenchener Rueckversicherungs AG	6,315,041	1.3
160,274		Societe Generale	7,984,729	1.6
19,512		Unibail-Rodamco SE	4,840,709	1.0
1,084,568		UniCredit SpA	6,925,866	1.4
			124,562,698	25.5

		Health Care: 10.0%
165,951		Bayer AG	19,570,750	4.0
43,242		Essilor International SA	4,650,691	1.0
241,838		Sanofi	24,492,609	5.0
			48,714,050	10.0

		Industrials: 12.3%
91,973		Cie de Saint-Gobain	4,564,844	0.9
190,315		Deutsche Post AG	6,312,379	1.3
116,521	L	European Aeronautic Defence and Space Co. NV	7,424,977	1.5
195,787		Koninklijke Philips NV	6,316,292	1.3
111,461		Schneider Electric S.A.	9,431,571	1.9
166,933		Siemens AG	20,131,842	4.1
105,778		Vinci S.A.	6,158,021	1.3
			60,339,926	12.3

		Information Technology: 4.4%
77,031		ASML Holding NV	7,608,742	1.5
190,270		SAP AG	14,071,432	2.9
			21,680,174	4.4

		Materials: 6.1%
62,742		Air Liquide	8,742,318	1.8
184,449		BASF AG	17,688,734	3.6
145,585		CRH PLC	3,498,136	0.7
			29,929,188	6.1

		Telecommunication Services: 6.5%
610,186		Deutsche Telekom AG	8,837,529	1.8
388,331		France Telecom S.A.	4,862,522	1.0
798,665		Telefonica S.A.	12,416,140	2.5
255,279		Vivendi	5,872,251	1.2
			31,988,442	6.5

		Utilities: 5.9%
401,560		E.ON AG	7,145,914	1.4
1,278,901		Enel S.p.A.	4,910,661	1.0
306,334		Gaz de France	7,678,502	1.6
1,010,546		Iberdrola S.A.	5,874,003	1.2
98,210		RWE AG	3,341,550	0.7
			28,950,630	5.9

		Total Common Stock
		(Cost $368,427,794)	476,301,921	97.4

PREFERRED STOCK: 1.4%
		Consumer Discretionary: 1.4%
28,868		Volkswagen AG	6,806,535	1.4

		Total Preferred Stock
		(Cost $4,916,190)	6,806,535	1.4

RIGHTS: 0.0%
		Financials: 0.0%
1,213,703		Banco Bilbao Vizcaya Argentaria SA	162,554	0.0

		Total Rights
		(Cost $162,554)	162,554	0.0

		Total Long-Term Investments
		(Cost $373,506,538)	483,271,010	98.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.6%
	Securities Lending Collateralcc(1): 6.6%
7,624,266	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $7,624,281, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $7,776,776, due 07/28/14–07/18/33)	7,624,266	1.5

ING Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
7,624,266	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $7,624,281, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $7,776,835, due 03/01/23–07/01/43)	$7,624,266	1.6
7,624,266	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $7,624,283, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $7,776,751, due 02/01/16–05/01/46)	7,624,266	1.6
7,624,266	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $7,624,279, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $7,776,754, due 11/20/13–11/01/47)	7,624,266	1.6
1,605,005	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $1,605,007, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $1,637,108, due 10/15/13–02/15/43)	1,605,005	0.3
		32,102,069	6.6

	Total Short-Term Investments
	(Cost $32,102,069)	32,102,069	6.6

	Total Investments in Securities
	(Cost $405,608,607)	$515,373,079	105.4
	Liabilities in Excess of Other Assets	(26,228,533)	(5.4)
	Net Assets	$489,144,546	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

**	Investment in affiliate

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $434,951,262.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$112,479,289
Gross Unrealized Depreciation	(32,057,472)
Net Unrealized Appreciation	$80,421,817

ING Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$39,447,402	$—	$39,447,402
Consumer Staples	—	48,174,730	—	48,174,730
Energy	—	42,514,681	—	42,514,681
Financials	—	124,562,698	—	124,562,698
Health Care	—	48,714,050	—	48,714,050
Industrials	—	60,339,926	—	60,339,926
Information Technology	—	21,680,174	—	21,680,174
Materials	—	29,929,188	—	29,929,188
Telecommunication Services	—	31,988,442	—	31,988,442
Utilities	—	28,950,630	—	28,950,630
Total Common Stock	—	476,301,921	—	476,301,921
Preferred Stock	—	6,806,535	—	6,806,535
Rights	162,554	—	—	162,554
Short-Term Investments	—	32,102,069	—	32,102,069
Total Investments, at fair value	$162,554	$515,210,525	$—	$515,373,079
Other Financial Instruments+
Forward Foreign Currency Contracts	—	40,770	—	40,770
Total Assets	$162,554	$515,251,295	$—	$515,413,849
Liabilities Table
Other Financial Instruments+
Futures	$(93,238)	$—	$—	$(93,238)
Forward Foreign Currency Contracts	—	(1,095)	—	(1,095)
Total Liabilities	$(93,238)	$(1,095)	$—	$(94,333)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Groep NV	$11,645,211	$989,682	$(4,993,418)	$1,152,332	$8,793,807	$—	$22,786	$—
	$11,645,211	$989,682	$(4,993,418)	$1,152,332	$8,793,807	$—	$22,786	$—

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	2,330,000	Buy	12/18/13	$3,153,869	$3,152,774	$(1,095)
Citigroup, Inc.	EU Euro	2,200,000	Buy	12/18/13	2,936,098	2,976,868	40,770
							$39,675

ING Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	161	12/20/13	$6,270,719	$(93,238)
			$6,270,719	$(93,238)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$40,770
Total Asset Derivatives		$40,770
Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,095
Equity contracts	Futures contracts	93,238
Total Liability Derivatives		$94,333

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Citigroup, Inc
Assets:
Forward foreign currency contracts	$40,770
Total Assets	$40,770
Liabilities:
Forward foreign currency contracts	$1,095
Total Liabilities	$1,095
Net OTC derivative instruments by counterparty, at fair value	$39,675
Total collateral pledged by Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$39,675

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%
		Consumer Discretionary: 7.6%
160,570		British Sky Broadcasting PLC	$2,261,549	0.5
73,127		Burberry Group PLC	1,935,039	0.4
30,121		Carnival PLC	1,020,492	0.2
300,164		Compass Group PLC	4,129,071	0.9
268,846		GKN PLC	1,487,406	0.3
43,410		InterContinental Hotels Group PLC	1,267,202	0.3
603,578		ITV PLC	1,712,701	0.4
390,999		Kingfisher PLC	2,442,514	0.5
265,237		Marks & Spencer Group PLC	2,131,234	0.5
24,932		Next PLC	2,083,175	0.5
134,212		Pearson PLC	2,731,406	0.6
49,892		Persimmon PLC	876,869	0.2
196,077		Reed Elsevier PLC	2,643,023	0.6
34,583	@	Sports Direct International PLC	395,391	0.1
83,044		TUI Travel PLC	494,208	0.1
29,763		Whitbread PLC	1,427,697	0.3
142,390		William Hill PLC	928,426	0.2
220,033		WPP PLC	4,521,715	1.0
			34,489,118	7.6

		Consumer Staples: 16.2%
57,521		Associated British Foods PLC	1,745,767	0.4
316,685		British American Tobacco PLC	16,666,996	3.7
32,582		Coca-Cola HBC AG	976,024	0.2
415,744		Diageo PLC	13,215,505	2.9
160,816		Imperial Tobacco Group PLC	5,945,003	1.3
230,533		J Sainsbury PLC	1,461,065	0.3
106,485		Reckitt Benckiser PLC	7,785,698	1.7
156,044		SABMiller PLC	7,936,819	1.7
76,915		Tate & Lyle PLC	916,546	0.2
1,326,187		Tesco PLC	7,709,861	1.7
199,140		Unilever PLC	7,742,660	1.7
357,258		WM Morrison Supermarkets PLC	1,619,810	0.4
			73,721,754	16.2

		Energy: 15.8%
49,034		Amec PLC	851,889	0.2
561,761		BG Group PLC	10,723,887	2.4
3,110,438		BP PLC	21,806,910	4.8
42,730		Petrofac Ltd.	970,705	0.2
626,901		Royal Dutch Shell PLC—Class A	20,666,240	4.5
415,112		Royal Dutch Shell PLC—Class B	14,322,612	3.2
149,191		Tullow Oil PLC	2,473,426	0.5
			71,815,669	15.8

		Financials: 20.0%
156,374		Aberdeen Asset Management PLC	957,701	0.2
31,797		Admiral Group PLC	634,269	0.1
486,124		Aviva PLC	3,120,259	0.7
2,100,780		Barclays PLC	8,978,102	2.0
164,799		British Land Co. PLC	1,539,515	0.3
116,794		Hammerson PLC	946,863	0.2
36,015		Hargreaves Lansdown PLC	571,018	0.1
3,074,182		HSBC Holdings PLC	33,273,140	7.3
128,522		Land Securities Group PLC	1,910,395	0.4
967,510		Legal & General Group PLC	3,070,077	0.7
7,982,458		Lloyds TSB Group PLC	9,504,372	2.1
29,227		London Stock Exchange Group PLC	727,061	0.2
806,691		Old Mutual PLC	2,448,704	0.5
421,185		Prudential PLC	7,835,854	1.7
224,713		Resolution Ltd.	1,155,019	0.3
345,916		Royal Bank of Scotland Group PLC	2,007,665	0.5
603,315		Royal & Sun Alliance Insurance Group	1,180,223	0.3
18,654		Schroders PLC	777,727	0.2
326,332		Standard Chartered PLC	7,818,213	1.7
388,489		Standard Life PLC	2,170,932	0.5
			90,627,109	20.0

		Health Care: 8.1%
205,908		AstraZeneca PLC	10,704,197	2.4
813,033		GlaxoSmithKline PLC	20,441,994	4.5
91,315		Shire PLC	3,653,047	0.8
148,005		Smith & Nephew PLC	1,846,520	0.4
			36,645,758	8.1

		Industrials: 7.2%
41,611		Aggreko PLC	1,079,813	0.2
59,266		Babcock International Group	1,146,799	0.3
535,480		BAE Systems PLC	3,935,703	0.9
54,803		Bunzl PLC	1,187,080	0.3
108,578		Capita Group PLC	1,750,108	0.4
41,008		easyJet PLC	847,380	0.2
166,712		Experian Group Ltd.	3,174,174	0.7
256,109		Group 4 Securicor PLC	1,055,027	0.2
52,202		IMI PLC	1,229,047	0.3
313,699		International Consolidated Airlines Group SA	1,717,133	0.4
26,534		Intertek Group PLC	1,420,978	0.3
129,571		Meggitt PLC	1,150,827	0.3
209,072		Melrose Industries PLC	1,015,054	0.2
308,956		Rolls-Royce Holdings PLC	5,558,724	1.2
64,711		Smiths Group PLC	1,463,605	0.3
40,262		Travis Perkins PLC	1,075,626	0.2
35,077		Weir Group PLC	1,322,210	0.3
45,065		Wolseley PLC	2,331,570	0.5
			32,460,858	7.2

		Information Technology: 1.0%
230,543		ARM Holdings PLC	3,690,087	0.8

ING FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
183,181	Sage Group PLC/The	$978,139	0.2
		4,668,226	1.0

	Materials: 9.7%
215,683	Anglo American PLC	5,296,076	1.2
58,582	Antofagasta PLC	775,862	0.2
348,623	BHP Billiton PLC	10,255,258	2.3
119,942	CRH PLC	2,880,792	0.6
22,252	Croda International	955,462	0.2
27,976	Fresnillo PLC	440,448	0.1
1,587,636	Glencore Xstrata PLC	8,645,196	1.9
33,825	Johnson Matthey PLC	1,537,046	0.3
60,618	Mondi PLC	1,022,845	0.2
15,156	Randgold Resources Ltd.	1,086,470	0.2
130,034	Rexam PLC	1,013,308	0.2
205,937	Rio Tinto PLC	10,052,462	2.2
16,622	Vedanta Resources PLC	290,815	0.1
		44,252,040	9.7

	Telecommunication Services: 7.8%
1,299,674	BT Group PLC	7,195,992	1.6
8,039,337	Vodafone Group PLC	28,216,824	6.2
		35,412,816	7.8

	Utilities: 4.1%
850,404	Centrica PLC	5,089,622	1.1
615,665	National Grid PLC	7,272,646	1.6
158,190	Scottish & Southern Energy PLC	3,772,777	0.8
39,298	Severn Trent PLC	1,120,704	0.3
112,539	United Utilities Group PLC	1,258,733	0.3
		18,514,482	4.1

	Total Common Stock
	(Cost $348,167,543)	442,607,830	97.5

RIGHTS: 0.1%
	Financials: 0.1%
552,726	Barclays PLC	722,561	0.1

	Total Rights
	(Cost $—)	722,561	0.1

	Total Investments in Securities
	(Cost $348,167,543)	$443,330,391	97.6
	Assets in Excess of Other Liabilities	10,678,497	2.4
	Net Assets	$454,008,888	100.0

@	Non-income producing security

Cost for federal income tax purposes is $349,777,317.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$102,231,057
Gross Unrealized Depreciation	(8,677,983)
Net Unrealized Appreciation	$93,553,074

ING FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$2,261,549	$32,227,569	$—	$34,489,118
Consumer Staples	—	73,721,754	—	73,721,754
Energy	—	71,815,669	—	71,815,669
Financials	—	90,627,109	—	90,627,109
Health Care	—	36,645,758	—	36,645,758
Industrials	—	32,460,858	—	32,460,858
Information Technology	—	4,668,226	—	4,668,226
Materials	—	44,252,040	—	44,252,040
Telecommunication Services	—	35,412,816	—	35,412,816
Utilities	—	18,514,482	—	18,514,482
Total Common Stock	2,261,549	440,346,281	—	442,607,830
Rights	722,561	—	—	722,561
Total Investments, at fair value	$2,984,110	$440,346,281	$—	$443,330,391
Other Financial Instruments+
Forward Foreign Currency Contracts	—	146,572	—	146,572
Total Assets	$2,984,110	$440,492,853	$—	$443,476,963
Liabilities Table
Other Financial Instruments+
Futures	$(325,381)	$—	$—	$(325,381)
Total Liabilities	$(325,381)	$—	$—	$(325,381)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	5,500,000	Buy	12/18/13	$8,752,332	$8,898,904	$146,572
							$146,572

ING FTSE 100 Index® Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	103	12/20/13	$10,721,038	$(325,381)
			$10,721,038	$(325,381)

ING FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$146,572
Total Asset Derivatives		$146,572
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$325,381
Total Liability Derivatives		$325,381

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Barclays Bank PLC
Assets:
Forward foreign currency contracts	$146,572
Total Assets	$146,572

Net OTC derivative instruments by counterparty, at fair value	$146,572

Total collateral pledged by Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$146,572

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 99.0%
	Consumer Discretionary: 10.1%
30,781	Bayerische Motoren Werke AG	$3,310,316	1.9
57,900	Best Buy Co., Inc.	2,171,250	1.3
63,909	Brinker International, Inc.	2,590,232	1.5
37,356	Home Depot, Inc.	2,833,453	1.6
68,598	Macy’s, Inc.	2,968,235	1.7
195,900	Nissan Motor Co., Ltd.	1,977,166	1.1
603,000	Yue Yuen Industrial Holdings	1,683,390	1.0
		17,534,042	10.1

	Consumer Staples: 9.7%
90,200	Asahi Group Holdings, Ltd.	2,374,574	1.4
49,338	British American Tobacco PLC	2,596,638	1.5
49,214	Coca-Cola Enterprises, Inc.	1,978,895	1.1
50,785	Hillshire Brands Co.	1,561,131	0.9
37,407	Imperial Tobacco Group PLC	1,382,852	0.8
47,810	Kraft Foods Group, Inc.	2,507,157	1.5
32,731	Procter & Gamble Co.	2,474,136	1.4
334,230	Tesco PLC	1,943,064	1.1
		16,818,447	9.7

	Energy: 10.0%
27,162	Anadarko Petroleum Corp.	2,525,794	1.4
53,500	Canadian Natural Resources Ltd.	1,682,040	1.0
71,327	ENI S.p.A.	1,639,678	0.9
31,799	Lukoil OAO ADR	2,011,956	1.2
23,900	Occidental Petroleum Corp.	2,235,606	1.3
125,850	Royal Dutch Shell PLC—Class A	4,148,736	2.4
140,617	Statoil ASA	3,193,863	1.8
		17,437,673	10.0

	Financials: 23.4%
120,005	AXA S.A.	2,785,176	1.6
3,471,800	Bank of China Ltd.	1,586,504	0.9
212,179	Banco Bilbao Vizcaya Argentaria S.A.	2,372,673	1.4
2,373,000	China Construction Bank	1,828,806	1.0
55,364	Discover Financial Services	2,798,097	1.6
144,262	Fifth Third Bancorp.	2,602,486	1.5
871,200	Guangzhou R&F Properties Co., Ltd.	1,361,508	0.8
74,700	Host Hotels & Resorts, Inc.	1,319,949	0.8
63,950	Hyundai Marine & Fire Insurance Co., Ltd.	1,740,030	1.0
109,600	Itau Unibanco Holding S.A.	1,551,797	0.9
61,737	JPMorgan Chase & Co.	3,191,186	1.8
34,338	KBC Groep NV	1,689,491	1.0
657,003	Legal & General Group PLC	2,084,784	1.2
70,478	Lincoln National Corp.	2,959,371	1.7
56,882	Macquarie Group Ltd.	2,548,377	1.5
931,600	Mizuho Financial Group, Inc.	2,025,255	1.2
222,113	Regions Financial Corp.	2,056,766	1.2
43,300	Sumitomo Mitsui Financial Group, Inc.	2,096,822	1.2
224,000	Wharf Holdings Ltd.	1,940,931	1.1
		40,540,009	23.4

	Health Care: 8.9%
42,067	Johnson & Johnson	3,646,789	2.1
50,272	Merck & Co., Inc.	2,393,450	1.4
42,190	Novartis AG	3,245,178	1.9
12,183	Roche Holding AG—Genusschein	3,287,867	1.9
34,523	Zimmer Holdings, Inc.	2,835,719	1.6
		15,409,003	8.9

	Industrials: 10.6%
231,388	CNH Industrial NV	2,892,350	1.7
19,145	Eaton Corp. PLC	1,317,942	0.8
1,400,000	Jiangsu Expressway Co. Ltd.	1,651,646	0.9
72,800	Komatsu Ltd.	1,817,742	1.1
155,200	Mitsubishi Corp.	3,151,152	1.8
23,766	Siemens AG	2,866,140	1.7
1,695,000	Teco Electric and Machinery Co. Ltd.	1,794,543	1.0
50,762	Watts Water Technologies, Inc.	2,861,454	1.6
		18,352,969	10.6

	Information Technology: 12.8%
11,834	Apple, Inc.	5,641,860	3.3
47,403	Broadridge Financial Solutions ADR	1,505,045	0.9
326,000	Catcher Technology Co., Ltd.	1,725,272	1.0
111,100	Cisco Systems, Inc.	2,601,962	1.5
118,066	EMC Corp.	3,017,767	1.7
115,500	Intel Corp.	2,647,260	1.5
51,413	Microchip Technology, Inc.	2,071,430	1.2
90,232	Oracle Corp.	2,992,995	1.7
		22,203,591	12.8

	Materials: 5.7%
24,745	BASF AG	2,373,055	1.3
110,632	BHP Billiton PLC	3,254,403	1.9
56,587	Freeport-McMoRan Copper & Gold, Inc.	1,871,898	1.1
55,000	International Paper Co.	2,464,000	1.4
		9,963,356	5.7

	Telecommunication Services: 4.2%
188,493	France Telecom S.A.	2,360,232	1.3

ING Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: (continued)
80,700		Mobile Telesystems OJSC ADR	$1,796,382	1.0
68,693		MTN Group Ltd.	1,341,456	0.8
966,782		Telecom Corp. of New Zealand Ltd.	1,864,915	1.1
			7,362,985	4.2

		Utilities: 3.6%
134,400		CPFL Energia S.A.	1,163,713	0.7
18,803		DTE Energy Co.	1,240,622	0.7
35,200		Entergy Corp.	2,224,288	1.3
97,674		Suez Environnement S.A.	1,585,393	0.9
			6,214,016	3.6

		Total Common Stock
		(Cost $160,407,866)	171,836,091	99.0

RIGHTS: 0.0%
		Financials: 0.0%
212,179		Banco Bilbao Vizcaya Argentaria SA	28,418	0.0
981	@	New World Development Ltd.	—	—

		Total Rights
		(Cost $28,418)	28,418	0.0

		Total Long-Term Investments
		(Cost $160,436,284)	171,864,509	99.0

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
1,199,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
		(Cost $1,199,000)	1,199,000	0.7

		Total Short-Term Investments
		(Cost $1,199,000)	1,199,000	0.7

		Total Investments in Securities
		(Cost $161,635,284)	$173,063,509	99.7
		Assets in Excess of Other Liabilities	451,628	0.3
		Net Assets	$173,515,137	100.0

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $161,674,807.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,927,547
Gross Unrealized Depreciation	(2,538,845)
Net Unrealized Appreciation	$11,388,702

ING Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$10,563,170	$6,970,872	$—	$17,534,042
Consumer Staples	8,521,319	8,297,128	—	16,818,447
Energy	6,443,440	10,994,233	—	17,437,673
Financials	16,479,652	24,060,357	—	40,540,009
Health Care	8,875,958	6,533,045	—	15,409,003
Industrials	8,723,392	9,629,577	—	18,352,969
Information Technology	20,478,319	1,725,272	—	22,203,591
Materials	4,335,898	5,627,458	—	9,963,356
Telecommunication Services	1,796,382	5,566,603	—	7,362,985
Utilities	4,628,623	1,585,393	—	6,214,016
Total Common Stock	90,846,153	80,989,938	—	171,836,091
Rights	28,418	—	—	28,418
Short-Term Investments	1,199,000	—	—	1,199,000
Total Investments, at fair value	$92,073,571	$80,989,938	$—	$173,063,509

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Consumer Discretionary: 4.9%
598,000		Belle International Holdings	$869,469	0.7
298,000		Galaxy Entertainment Group Ltd.	2,094,056	1.7
755,028		Li & Fung Ltd.	1,099,779	0.9
311,200		Sands China Ltd.	1,926,488	1.6
			5,989,792	4.9

		Consumer Staples: 3.1%
155,286		China Resources Enterprise	494,156	0.4
103,000		Hengan International Group Co., Ltd.	1,205,336	1.0
252,000		Tingyi Cayman Islands Holding Corp.	668,429	0.5
937,000		Want Want China Holdings Ltd.	1,424,875	1.2
			3,792,796	3.1

		Energy: 10.1%
527,000		China Coal Energy Co.—Class H	315,661	0.2
3,290,438		China Petroleum & Chemical Corp.	2,579,278	2.1
438,841		China Shenhua Energy Co., Ltd.	1,339,444	1.1
2,295,714		CNOOC Ltd.	4,650,839	3.8
412,000		Kunlun Energy Co. Ltd.	576,996	0.5
2,716,604		PetroChina Co., Ltd.	2,993,367	2.4
			12,455,585	10.1

		Financials: 56.0%
1,551,400		AIA Group Ltd.	7,300,222	5.9
10,220,746		Bank of China Ltd.	4,670,563	3.8
1,120,451		Bank of Communications Co., Ltd.	824,201	0.7
173,984		Bank of East Asia Ltd.	737,014	0.6
475,129		BOC Hong Kong Holdings Ltd.	1,526,584	1.2
178,739		Cheung Kong Holdings Ltd.	2,721,000	2.2
10,829,107		China Construction Bank	8,345,698	6.8
957,911		China Life Insurance Co., Ltd.	2,480,736	2.0
526,991		China Overseas Land & Investment Ltd.	1,558,599	1.3
264,000		China Resources Land Ltd.	752,298	0.6
287,706		Hang Lung Properties Ltd.	979,660	0.8
98,643		Hang Seng Bank Ltd.	1,608,694	1.3
137,226		Henderson Land Development Co., Ltd.	846,706	0.7
141,141		Hong Kong Exchanges and Clearing Ltd.	2,264,485	1.8
1,643,145		HSBC Holdings PLC	17,796,695	14.4
8,941,340		Industrial and Commercial Bank of China Ltd.	6,249,643	5.1
486,748		New World Development Ltd.	731,533	0.6
261,716	L	Ping An Insurance Group Co. of China Ltd.	1,948,216	1.6
383,265		Sino Land Co.	564,659	0.5
172,555		Sun Hung Kai Properties Ltd.	2,348,625	1.9
81,591		Swire Pacific Ltd.	978,727	0.8
194,637		Wharf Holdings Ltd.	1,686,504	1.4
			68,921,062	56.0

		Industrials: 4.5%
151,818		Cathay Pacific Airways Ltd.	297,805	0.2
159,781		China Merchants Holdings International Co., Ltd.	581,978	0.5
210,811	L	Citic Pacific Ltd.	273,708	0.2
214,697		Cosco Pacific Ltd.	328,734	0.3
274,464		Hutchison Whampoa Ltd.	3,291,794	2.7
186,643		MTR Corp.	738,978	0.6
			5,512,997	4.5

		Information Technology: 6.9%
876,000		Lenovo Group Ltd.	918,141	0.8
143,075		Tencent Holdings Ltd.	7,524,112	6.1
			8,442,253	6.9

		Telecommunication Services: 8.0%
776,101		China Mobile Ltd.	8,732,806	7.1
759,110		China Unicom Ltd.	1,177,901	0.9
			9,910,707	8.0

		Utilities: 4.8%
243,654		China Resources Power Holdings Co.	579,820	0.5
243,431		CLP Holdings Ltd.	1,982,585	1.6
740,423		Hong Kong & China Gas	1,782,346	1.4
178,822		Power Assets Holdings Ltd.	1,601,020	1.3
			5,945,771	4.8

		Total Common Stock
		(Cost $100,216,119)	120,970,963	98.3

RIGHTS: —%
		Financials: —%
6,309		New World Development Ltd.	—	—

		Total Rights
		(Cost $—)	—	—

		Total Long-Term Investments
		(Cost $100,216,119)	120,970,963	98.3

ING Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.6%
	Securities Lending Collateralcc(1): 0.2%
299,008
Credit Suisse Securities, Repurchase Agreement dated 09/30/13, 0.05%, due 10/01/13 (Repurchase Amount $299,008, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $304,990, due 11/15/17–08/15/41)

	(Cost $299,008)	$299,008	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
454,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
	(Cost $454,000)	454,000	0.4

	Total Short-Term Investments
	(Cost $753,008)	753,008	0.6
	Total Investments in Securities
	(Cost $100,969,127)	$121,723,971	98.9
	Assets in Excess of Other Liabilities	1,386,033	1.1
	Net Assets	$123,110,004	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $104,344,532.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$22,569,823
Gross Unrealized Depreciation	(5,190,384)
Net Unrealized Appreciation	$17,379,439

ING Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$5,989,792	$—	$5,989,792
Consumer Staples	—	3,792,796	—	3,792,796
Energy	—	12,455,585	—	12,455,585
Financials	—	68,921,062	—	68,921,062
Industrials	—	5,512,997	—	5,512,997
Information Technology	—	8,442,253	—	8,442,253
Telecommunication Services	—	9,910,707	—	9,910,707
Utilities	—	5,945,771	—	5,945,771
Total Common Stock	—	120,970,963	—	120,970,963
Rights	—	—	—	—
Short-Term Investments	454,000	299,008	—	753,008
Total Investments, at fair value	$454,000	$121,269,971	$—	$121,723,971
Liabilities Table
Other Financial Instruments+
Futures	$(19,782)	$—	$—	$(19,782)
Forward Foreign Currency Contracts	—	(289)	—	(289)
Total Liabilities	$(19,782)	$(289)	$—	$(20,071)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Hong Kong Sar Dollar	8,300,000	Buy	12/18/13	$1,070,624	$1,070,335	$(289)
							$(289)

ING Hang Seng Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	18	10/30/13	$2,655,359	$(19,782)
			$2,655,359	$(19,782)

ING Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$289
Equity contracts	Futures contracts	19,782
Total Liability Derivatives		$20,071

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Goldman Sachs & Co.
Liabilities:
Forward foreign currency contracts	$289
Total Liabilities	$289

Net OTC derivative instruments by counterparty, at fair value	$(289)

Total collateral pledged by Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(289)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Consumer Discretionary: 12.2%
96,434		ADT Corp.	$3,921,006	0.6
5,295		Amazon.com, Inc.	1,655,429	0.3
153,926		Best Buy Co., Inc.	5,772,225	0.8
235,365		Comcast Corp. — Class A	10,626,730	1.5
104,986		Delphi Automotive PLC	6,133,282	0.9
44,109	@	Discovery Communications, Inc. — Class A	3,723,682	0.5
110,723		Gap, Inc.	4,459,922	0.7
137,529		Home Depot, Inc.	10,431,575	1.5
131,358		Macy’s, Inc.	5,683,861	0.8
15,813		McDonald’s Corp.	1,521,369	0.2
63,151	@	Michael Kors Holdings Ltd.	4,706,013	0.7
35,948		Ross Stores, Inc.	2,617,014	0.4
101,618		Starbucks Corp.	7,821,537	1.1
157,755		Walt Disney Co.	10,173,620	1.5
80,516		Wyndham Worldwide Corp.	4,909,060	0.7
			84,156,325	12.2

		Consumer Staples: 10.0%
100,956		Coca-Cola Co.	3,824,213	0.6
131,290		Coca-Cola Enterprises, Inc.	5,279,171	0.8
31,071		Costco Wholesale Corp.	3,576,894	0.5
29,300		CVS Caremark Corp.	1,662,775	0.2
123,513		Kraft Foods Group, Inc.	6,477,022	0.9
85,426		Kroger Co.	3,446,085	0.5
56,502		Lorillard, Inc.	2,530,160	0.4
33,418		PepsiCo, Inc.	2,656,731	0.4
136,180		Philip Morris International, Inc.	11,791,826	1.7
180,212		Procter & Gamble Co.	13,622,225	2.0
73,039		Safeway, Inc.	2,336,518	0.3
57,875		Tyson Foods, Inc.	1,636,705	0.2
40,258		Walgreen Co.	2,165,880	0.3
33,739		Wal-Mart Stores, Inc.	2,495,336	0.4
96,532		Whole Foods Market, Inc.	5,647,122	0.8
			69,148,663	10.0

		Energy: 10.2%
55,642		Anadarko Petroleum Corp.	5,174,150	0.7
63,773		Chevron Corp.	7,748,419	1.1
22,596		ConocoPhillips	1,570,648	0.2
35,408		EOG Resources, Inc.	5,993,866	0.9
166,561		ExxonMobil Corp.	14,330,908	2.1
56,928	@	FMC Technologies, Inc.	3,154,950	0.5
145,302		Halliburton Co.	6,996,291	1.0
95,531		Marathon Oil Corp.	3,332,121	0.5
50,934		Marathon Petroleum Corp.	3,276,075	0.5
76,889		Occidental Petroleum Corp.	7,192,197	1.0
17,564		Range Resources Corp.	1,332,932	0.2
77,667		Royal Dutch Shell PLC — Class A ADR	5,101,169	0.7
22,533		Schlumberger Ltd.	1,991,016	0.3
162,829		Statoil ASA ADR	3,692,962	0.5
			70,887,704	10.2

		Financials: 16.4%
28,559		American Express Co.	2,156,776	0.3
64,618		Ameriprise Financial, Inc.	5,885,407	0.9
317,684		Bank of America Corp.	4,384,039	0.6
56,219	@	Berkshire Hathaway, Inc.	6,381,419	0.9
94,480		Blackstone Group LP	2,351,607	0.3
204,534		Citigroup, Inc.	9,921,944	1.4
46,148		Comerica, Inc.	1,814,078	0.3
84,537		Discover Financial Services	4,272,500	0.6
77,262		Equifax, Inc.	4,624,131	0.7
40,362		Extra Space Storage, Inc.	1,846,562	0.3
246,857		Fifth Third Bancorp.	4,453,300	0.6
309,833		Host Hotels & Resorts, Inc.	5,474,749	0.8
53,603		Invesco Ltd.	1,709,936	0.3
266,989		JPMorgan Chase & Co.	13,800,661	2.0
115,767		Lincoln National Corp.	4,861,056	0.7
75,644		Nasdaq Stock Market, Inc.	2,427,416	0.4
163,358		ProLogis, Inc.	6,145,528	0.9
71,987		Prudential Financial, Inc.	5,613,546	0.8
195,448		Regions Financial Corp.	1,809,849	0.3
75,885		Travelers Cos., Inc.	6,432,771	0.9
123,037		UnumProvident Corp.	3,745,246	0.5
55,184		Weingarten Realty Investors	1,618,547	0.2
147,231		Wells Fargo & Co.	6,083,585	0.9
170,611		XL Group PLC	5,258,231	0.8
			113,072,884	16.4

		Health Care: 13.4%
50,196		Agilent Technologies, Inc.	2,572,545	0.4
16,124		Amgen, Inc.	1,804,920	0.3
69,487		Cardinal Health, Inc.	3,623,747	0.5
48,248		Celgene Corp.	7,426,815	1.1
39,543		Express Scripts Holding Co.	2,442,966	0.3
152,184		Gilead Sciences, Inc.	9,563,243	1.4
117,281		HCA Holdings, Inc.	5,013,763	0.7
160,959		Johnson & Johnson	13,953,536	2.0
45,823		McKesson Corp.	5,879,091	0.8
50,748		Medtronic, Inc.	2,702,331	0.4
197,164		Merck & Co., Inc.	9,386,978	1.4
95,585		Mylan Laboratories	3,648,479	0.5
407,276		Pfizer, Inc.	11,692,894	1.7
112,102		UnitedHealth Group, Inc.	8,027,624	1.2

ING Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
55,946		WellPoint, Inc.	$4,677,645	0.7
			92,416,577	13.4

		Industrials: 8.5%
19,056		BE Aerospace, Inc.	1,406,714	0.2
75,935		Boeing Co.	8,922,363	1.3
112,765		CSX Corp.	2,902,571	0.4
69,700		Flowserve Corp.	4,348,583	0.6
73,757		General Dynamics Corp.	6,455,213	0.9
348,569		General Electric Co.	8,327,313	1.2
16,490		Hubbell, Inc.	1,727,163	0.2
40,723		Ingersoll-Rand PLC — Class A	2,644,552	0.4
48,151		Northrop Grumman Corp.	4,586,864	0.7
30,389		Roper Industries, Inc.	4,037,786	0.6
214,233		Southwest Airlines Co.	3,119,232	0.5
55,849		Union Pacific Corp.	8,675,584	1.3
14,376		United Technologies Corp.	1,550,020	0.2
			58,703,958	8.5

		Information Technology: 18.7%
53,420		Apple, Inc.	25,467,985	3.7
441,883		Cisco Systems, Inc.	10,348,900	1.5
62,281	@	Citrix Systems, Inc.	4,397,661	0.6
295,184		EMC Corp.	7,544,903	1.1
15,047		Google, Inc. — Class A	13,179,818	1.9
137,879		Hewlett-Packard Co.	2,892,702	0.4
33,313		International Business Machines Corp.	6,168,901	0.9
317,049		Intel Corp.	7,266,763	1.0
88,926		Intuit, Inc.	5,896,683	0.9
82,226		Jabil Circuit, Inc.	1,782,660	0.3
35,643		KLA-Tencor Corp.	2,168,877	0.3
253,239		Microsoft Corp.	8,435,391	1.2
134,703		NetApp, Inc.	5,741,042	0.8
319,246		Oracle Corp.	10,589,390	1.5
26,837		Qualcomm, Inc.	1,807,740	0.3
51,103		Visa, Inc.	9,765,783	1.4
54,428		Western Digital Corp.	3,450,735	0.5
54,613		Xilinx, Inc.	2,559,165	0.4
			129,465,099	18.7

		Materials: 3.3%
11,835		CF Industries Holdings, Inc.	2,495,173	0.4
80,964		Dow Chemical Co.	3,109,018	0.4
17,818		Eastman Chemical Co.	1,388,022	0.2
124,665		International Paper Co.	5,584,992	0.8
36,817		LyondellBasell Industries NV — Class A	2,696,109	0.4
53,157		Monsanto Co.	5,547,996	0.8
39,346		Nucor Corp.	1,928,741	0.3
			22,750,051	3.3

		Telecommunication Services: 2.4%
213,300		AT&T, Inc.	7,213,806	1.0
205,715		Verizon Communications, Inc.	9,598,662	1.4
			16,812,468	2.4

		Utilities: 3.3%
243,622		CenterPoint Energy, Inc.	5,839,619	0.9
79,036		DTE Energy Co.	5,214,795	0.8
96,131		Edison International	4,427,794	0.6
22,954		Entergy Corp.	1,450,463	0.2
118,486		Great Plains Energy, Inc.	2,630,389	0.4
29,737		Pinnacle West Capital Corp.	1,627,804	0.2
16,404		Sempra Energy	1,404,183	0.2
			22,595,047	3.3

		Total Common Stock
		(Cost $592,249,210)	680,008,776	98.4

SHORT-TERM INVESTMENTS: 1.7%
		Mutual Funds: 1.7%
11,448,715		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
		(Cost $11,448,715)	11,448,715	1.7

		Total Short-Term Investments
		(Cost $11,448,715)	11,448,715	1.7

		Total Investments in Securities
		(Cost $603,697,925)	$691,457,491	100.1
		Liabilities in Excess of Other Assets	(661,890)	(0.1)
		Net Assets	$690,795,601	100.0

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $605,597,245.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$91,114,899
Gross Unrealized Depreciation	(5,254,653)
Net Unrealized Appreciation	$85,860,246

ING Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$680,008,776	$—	$—	$680,008,776
Short-Term Investments	11,448,715	—	—	11,448,715
Total Investments, at fair value	$691,457,491	$—	$—	$691,457,491
Liabilities Table
Other Financial Instruments+
Futures	$(128,635)	$—	$—	$(128,635)
Total Liabilities	$(128,635)	$—	$—	$(128,635)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING Index Plus LargeCap Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	107	12/20/13	$8,957,505	$(128,635)
			$8,957,505	$(128,635)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$128,635
Total Liability Derivatives		$128,635

ING Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.1%
		Consumer Discretionary: 13.7%
66,500		Aaron’s, Inc.	$1,842,050	0.3
7,273		Advance Auto Parts, Inc.	601,332	0.1
160,748	@	Aeropostale, Inc.	1,511,031	0.2
50,995	@	AMC Networks, Inc.	3,492,137	0.5
113,231		American Eagle Outfitters	1,584,102	0.2
83,795	@	Bally Technologies, Inc.	6,038,268	0.9
98,116		Best Buy Co., Inc.	3,679,350	0.5
146,957		Brinker International, Inc.	5,956,167	0.9
129,119		Cheesecake Factory	5,674,780	0.8
126,322		Chico’s FAS, Inc.	2,104,524	0.3
84,312		Cinemark Holdings, Inc.	2,676,063	0.4
9,990		CST Brands, Inc.	297,702	0.0
18,717	@	Deckers Outdoor Corp.	1,233,825	0.2
58,284		Delphi Automotive PLC	3,404,951	0.5
44,378		DineEquity, Inc.	3,062,082	0.4
79,372		Foot Locker, Inc.	2,693,886	0.4
118,157		Gentex Corp.	3,023,638	0.4
34,440		Guess?, Inc.	1,028,034	0.1
88,136		Hanesbrands, Inc.	5,491,754	0.8
98,447	@	Life Time Fitness, Inc.	5,067,067	0.7
302,644	@	LKQ Corp.	9,642,238	1.4
5,584	@	Mohawk Industries, Inc.	727,316	0.1
10,900		Murphy USA, Inc.	440,251	0.1
73,992		Newell Rubbermaid, Inc.	2,034,780	0.3
60,579		Polaris Industries, Inc.	7,825,595	1.1
28,398		Regis Corp.	416,883	0.1
68,148	@	Saks, Inc.	1,086,279	0.2
230,385	@	Scientific Games Corp.	3,725,325	0.5
14,397		Sotheby’s	707,325	0.1
26,678		Tractor Supply Co.	1,791,961	0.3
34,197		Tupperware Corp.	2,953,595	0.4
13,422	@	WMS Industries, Inc.	348,301	0.1
44,588		Wyndham Worldwide Corp.	2,718,530	0.4
			94,881,122	13.7

		Consumer Staples: 3.5%
18,975		Church & Dwight Co., Inc.	1,139,449	0.2
10,764		Coca-Cola Enterprises, Inc.	432,820	0.1
87,345		ConAgra Foods, Inc.	2,650,047	0.4
14,817		Energizer Holdings, Inc.	1,350,570	0.2
277,946		Flowers Foods, Inc.	5,959,162	0.8
94,010		Green Mountain Coffee Roasters, Inc.	7,081,773	1.0
119,073		Hillshire Brands Co.	3,660,304	0.5
13,615		Ingredion, Inc.	900,905	0.1
12,397		JM Smucker Co.	1,302,181	0.2
			24,477,211	3.5

		Energy: 4.9%
179,653	@,L	Bill Barrett Corp.	4,511,087	0.7
15,412		Cimarex Energy Co.	1,485,717	0.2
29,095		EQT Corp.	2,581,308	0.4
98,610		HollyFrontier Corp.	4,152,467	0.6
22,400		Oceaneering International, Inc.	1,819,776	0.3
271,679		Patterson-UTI Energy, Inc.	5,808,497	0.8
43,899		Rosetta Resources, Inc.	2,390,740	0.4
21,995		Rowan Companies PLC	807,656	0.1
232,430		Superior Energy Services	5,820,047	0.8
93,890		Unit Corp.	4,364,946	0.6
			33,742,241	4.9

		Financials: 23.2%
52,868	@	Affiliated Managers Group, Inc.	9,655,812	1.4
1,919	@	Alleghany Corp.	786,118	0.1
153,316		American Campus Communities, Inc.	5,235,741	0.8
38,822		American Financial Group, Inc.	2,098,717	0.3
221,672		Apollo Investment Corp.	1,806,627	0.3
152,178		Arthur J. Gallagher & Co.	6,642,570	1.0
56,540	@	CIT Group, Inc.	2,757,456	0.4
77,148		Comerica, Inc.	3,032,688	0.4
48,969		Corrections Corp. of America	1,691,879	0.2
341,336		DCT Industrial Trust, Inc.	2,454,206	0.4
245,621		DDR Corp.	3,858,706	0.6
47,695		East-West Bancorp., Inc.	1,523,855	0.2
15,273		Equifax, Inc.	914,089	0.1
19,881		Equity Lifestyle Properties, Inc.	679,334	0.1
45,391		Everest Re Group Ltd.	6,600,305	0.9
141,696		Extra Space Storage, Inc.	6,482,592	0.9
4,692		Federal Realty Investment Trust	476,003	0.1
273,747		Fidelity National Financial, Inc.	7,281,670	1.0
238,534		First American Financial Corp.	5,808,303	0.8
58,632		First Republic Bank	2,734,010	0.4
214,771		FirstMerit Corp.	4,662,678	0.7
46,703		HCC Insurance Holdings, Inc.	2,046,525	0.3
50,307		Home Properties, Inc.	2,905,229	0.4
227,697		Host Hotels & Resorts, Inc.	4,023,406	0.6
12,447		IntercontinentalExchange, Inc.	2,258,135	0.3
103,514		Invesco Ltd.	3,302,097	0.5
61,582		Jones Lang LaSalle, Inc.	5,376,109	0.8
56,505		Mid-America Apartment Communities, Inc.	3,531,562	0.5
167,531		National Retail Properties, Inc.	5,330,836	0.8
70,587		New York Community Bancorp., Inc.	1,066,570	0.2
86,482		Primerica, Inc.	3,488,684	0.5
34,964		ProAssurance Corp.	1,575,478	0.2
91,894		Prosperity Bancshares, Inc.	5,682,725	0.8
58,961		Protective Life Corp.	2,508,791	0.4
25,783		Raymond James Financial, Inc.	1,074,378	0.2
24,538		Rayonier, Inc.	1,365,540	0.2
33,965		Realty Income Corp.	1,350,109	0.2
36,072		Reinsurance Group of America, Inc.	2,416,463	0.3

ING Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
75,773	@	Signature Bank	$6,934,745	1.0
84,961		SL Green Realty Corp.	7,547,935	1.1
67,247	@	SVB Financial Group	5,808,123	0.8
1,697,079		Synovus Financial Corp.	5,600,361	0.8
17,363		Waddell & Reed Financial, Inc.	893,847	0.1
181,962		Webster Financial Corp.	4,645,490	0.7
98,999		XL Group PLC	3,051,149	0.4
			160,967,646	23.2

		Health Care: 8.7%
35,443		Community Health Systems, Inc.	1,470,885	0.2
61,414		Cooper Cos., Inc.	7,964,782	1.2
68,222		Henry Schein, Inc.	7,074,621	1.0
45,785		Masimo Corp.	1,219,712	0.2
58,235		Mednax, Inc.	5,846,794	0.8
12,557	@	Mettler Toledo International, Inc.	3,014,810	0.4
130,173		Owens & Minor, Inc.	4,502,684	0.7
47,245	L	Resmed, Inc.	2,495,481	0.4
64,750		Salix Pharmaceuticals Ltd.	4,330,480	0.6
65,224		Steris Corp.	2,802,023	0.4
124,706	@	Thoratec Corp.	4,650,287	0.7
20,373		United Therapeutics Corp.	1,606,411	0.2
44,749		Universal Health Services, Inc.	3,355,728	0.5
87,057	@	WellCare Health Plans, Inc.	6,071,355	0.9
43,595		Zimmer Holdings, Inc.	3,580,893	0.5
			59,986,946	8.7

		Industrials: 15.4%
75,896		Acuity Brands, Inc.	6,983,950	1.0
94,474		Aecom Technology Corp.	2,954,202	0.4
92,882		Alaska Air Group, Inc.	5,816,271	0.8
116,152		BE Aerospace, Inc.	8,574,341	1.2
39,949		Clarcor, Inc.	2,218,368	0.3
101,525	@	Clean Harbors, Inc.	5,955,457	0.9
18,586		Corporate Executive Board Co.	1,349,715	0.2
26,186		Deluxe Corp.	1,090,909	0.1
67,756		Fluor Corp.	4,807,966	0.7
27,617		Fortune Brands Home & Security, Inc.	1,149,696	0.2
47,445	@	FTI Consulting, Inc.	1,793,421	0.3
70,779		General Cable Corp.	2,247,233	0.3
51,495	@	Genesee & Wyoming, Inc.	4,787,490	0.7
85,091		Granite Construction, Inc.	2,603,785	0.4
523,346	@,L	JetBlue Airways Corp.	3,485,484	0.5
125,588		KAR Auction Services, Inc.	3,542,837	0.5
81,972		Nordson Corp.	6,035,598	0.9
62,094		Old Dominion Freight Line	2,855,703	0.4
19,479		Pall Corp.	1,500,662	0.2
89,264		Regal-Beloit Corp.	6,063,704	0.9
15,031		Roper Industries, Inc.	1,997,169	0.3
124,524		Trinity Industries, Inc.	5,647,163	0.8
10,318		URS Corp.	554,593	0.1
70,659	@	Verisk Analytics, Inc.	4,590,009	0.7
33,515		Wabtec Corp.	2,107,088	0.3
169,506		Waste Connections, Inc.	7,697,267	1.1
76,944		Watts Water Technologies, Inc.	4,337,333	0.6
37,408		Werner Enterprises, Inc.	872,729	0.1
80,480		Woodward Governor Co.	3,285,998	0.5
			106,906,141	15.4

		Information Technology: 16.6%
44,057		Alliance Data Systems Corp.	9,316,734	1.3
92,948	@	Ansys, Inc.	8,041,861	1.2
73,239		AOL, Inc.	2,532,605	0.4
261,617		Applied Materials, Inc.	4,588,762	0.7
23,781		Avnet, Inc.	991,905	0.1
193,727		Broadridge Financial Solutions ADR	6,150,832	0.9
61,955	@	Cadence Design Systems, Inc.	836,392	0.1
38,498	@	Commvault Systems, Inc.	3,381,279	0.5
18,508	@	Cree, Inc.	1,113,997	0.2
9,290	@	Equinix, Inc.	1,706,108	0.2
12,400		F5 Networks, Inc.	1,063,424	0.2
85,954	@	Fairchild Semiconductor International, Inc.	1,193,901	0.2
38,503		Fidelity National Information Services, Inc.	1,788,079	0.3
23,352		Gartner, Inc.	1,401,120	0.2
145,828	@	Informatica Corp.	5,682,917	0.8
230,636		Ingram Micro, Inc.	5,316,160	0.8
358,198		Integrated Device Technology, Inc.	3,374,225	0.5
22,899		InterDigital, Inc.	854,820	0.1
52,451		International Rectifier Corp.	1,299,211	0.2
161,818		Jabil Circuit, Inc.	3,508,214	0.5
14,952		Jack Henry & Associates, Inc.	771,673	0.1
37,834		KLA-Tencor Corp.	2,302,199	0.3
124,622	@	Micros Systems, Inc.	6,223,623	0.9
19,011		National Instruments Corp.	588,010	0.1
30,801		NetApp, Inc.	1,312,739	0.2
34,275		NeuStar, Inc.	1,695,927	0.2
486,842		Polycom, Inc.	5,316,315	0.8
149,679	@	PTC, Inc.	4,255,374	0.6
247,434	@	Riverbed Technolgoy, Inc.	3,610,062	0.5
70,665	@	Rovi Corp.	1,354,648	0.2
117,236	@	Semtech Corp.	3,515,908	0.5
43,756		Skyworks Solutions, Inc.	1,086,899	0.2
17,033		Solera Holdings, Inc.	900,535	0.1
127,765	@	SunEdison, Inc.	1,018,287	0.2
31,234	@	Synopsys, Inc.	1,177,522	0.2
250,776	@	TIBCO Software, Inc.	6,417,358	0.9
68,974	@	Trimble Navigation Ltd.	2,049,218	0.3
39,167	@	Valueclick, Inc.	816,632	0.1
129,601		Vantiv, Inc.	3,621,052	0.5

ING Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
66,772	@	Vishay Intertechnology, Inc.	$860,691	0.1
34,376		Xilinx, Inc.	1,610,859	0.2
			114,648,077	16.6

		Materials: 7.9%
80,409		Albemarle Corp.	5,060,942	0.7
41,405		Cabot Corp.	1,768,407	0.3
337,215		Commercial Metals Co.	5,715,794	0.8
74,433		Domtar Corp.	5,911,469	0.8
35,101		Greif, Inc.—Class A	1,721,002	0.2
275,486	@	Louisiana-Pacific Corp.	4,845,799	0.7
106,607		Minerals Technologies, Inc.	5,263,188	0.8
89,010		Olin Corp.	2,053,461	0.3
134,897		Packaging Corp. of America	7,701,270	1.1
33,328		Rock-Tenn Co.	3,375,126	0.5
369,439		Steel Dynamics, Inc.	6,173,326	0.9
153,958		Worthington Industries	5,300,774	0.8
			54,890,558	7.9

		Utilities: 5.2%
9,008		Alliant Energy Corp.	446,347	0.1
131,788		CenterPoint Energy, Inc.	3,158,958	0.5
83,895		Cleco Corp.	3,761,852	0.5
68,541		DTE Energy Co.	4,522,335	0.6
68,262		Edison International	3,144,148	0.5
19,800		El Paso Electric Co.	661,320	0.1
66,892		Energen Corp.	5,109,880	0.7
45,475		Entergy Corp.	2,873,565	0.4
282,370		Great Plains Energy, Inc.	6,268,614	0.9
90,051		Idacorp, Inc.	4,358,468	0.6
22,980		OGE Energy Corp.	829,348	0.1
51,230		PNM Resources, Inc.	1,159,335	0.2
			36,294,170	5.2

		Total Common Stock
		(Cost $580,055,991)	686,794,112	99.1

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc(1): 1.2%
2,008,953	Cantor Fitzgerald, Repurchase Agreement dated 09/30/13, 0.11%, due 10/01/13 (Repurchase Amount $2,008,959, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $2,049,132, due 11/15/13–05/01/51)	2,008,953	0.3
2,008,953	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $2,008,957, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $2,049,139, due 07/28/14–07/18/33)	2,008,953	0.3
2,008,953	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $2,008,957, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $2,049,132, due 02/01/16–05/01/46)	2,008,953	0.3
2,008,953	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $2,008,960, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,049,132, due 01/02/14–09/01/45)	2,008,953	0.3
422,919	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $422,919, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $431,378, due 10/15/13–02/15/43)	422,919	0.0
		8,458,731	1.2

ING Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
7,725,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
	(Cost $7,725,608)	$7,725,608	1.1

	Total Short-Term Investments
	(Cost $16,184,339)	16,184,339	2.3

	Total Investments in Securities (Cost $596,240,330)	$702,978,451	101.4
	Liabilities in Excess of Other Assets	(9,913,452)	(1.4)
	Net Assets	$693,064,999	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $599,014,428.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$114,655,909
Gross Unrealized Depreciation	(10,691,886)
Net Unrealized Appreciation	$103,964,023

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$686,794,112	$—	$—	$686,794,112
Short-Term Investments	7,725,608	8,458,731	—	16,184,339
Total Investments, at fair value	$694,519,720	$8,458,731	$—	$702,978,451
Other Financial Instruments+
Futures	33,736	—	—	33,736
Total Assets	$694,553,456	$8,458,731	$—	$703,012,187

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING Index Plus MidCap Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	38	12/20/13	$4,714,280	$33,736
			$4,714,280	$33,736

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$33,736
Total Asset Derivatives		$33,736

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.2%
		Consumer Discretionary: 17.2%
34,417		Arctic Cat, Inc.	$1,963,490	0.6
10,688		Bally Technologies, Inc.	770,177	0.2
33,133		Big 5 Sporting Goods Corp.	532,779	0.2
582	@	Biglari Holdings, Inc.	240,174	0.1
32,317		Brown Shoe Co., Inc.	758,480	0.2
12,375		Brunswick Corp.	493,886	0.2
13,139	L	Buckle, Inc.	710,163	0.2
10,325	@	Capella Education Co.	583,982	0.2
9,831		Cato Corp.	275,071	0.1
33,051		Cheesecake Factory	1,452,591	0.4
40,393	@	Childrens Place Retail Stores, Inc.	2,337,139	0.7
48,280		Cinemark Holdings, Inc.	1,532,407	0.5
58,248		Dana Holding Corp.	1,330,384	0.4
64,476	@,L	Digital Generation, Inc.	833,675	0.3
28,372		DineEquity, Inc.	1,957,668	0.6
34,888		Express, Inc.	823,008	0.3
6,759	@	Fifth & Pacific Co., Inc.	169,854	0.1
90,281		Finish Line	2,245,288	0.7
16,217		Fred’s, Inc.	253,796	0.1
25,033		Gildan Activewear, Inc.	1,162,533	0.4
28,183	@	Helen of Troy Ltd.	1,245,689	0.4
36,050	@	Hibbett Sporting Goods, Inc.	2,024,207	0.6
11,661		Hillenbrand, Inc.	319,162	0.1
57,986	@	Jack in the Box, Inc.	2,319,440	0.7
96,111		La-Z-Boy, Inc.	2,182,681	0.7
22,127		Life Time Fitness, Inc.	1,138,877	0.4
57,446	@	Live Nation, Inc.	1,065,623	0.3
16,043	@	Lumber Liquidators	1,710,986	0.5
16,011	@	Marriott Vacations Worldwide Corp.	704,484	0.2
46,225		Monro Muffler, Inc.	2,149,000	0.7
42,446		Movado Group, Inc.	1,857,012	0.6
38,210	@,L	Outerwall, Inc.	1,910,118	0.6
29,289		Papa John’s International, Inc.	2,046,715	0.6
8,360		Perry Ellis International, Inc.	157,502	0.0
39,700		PetMed Express, Inc.	646,713	0.2
50,924		Pool Corp.	2,858,364	0.9
15,115	@	Red Robin Gourmet Burgers, Inc.	1,074,677	0.3
122,537	@	Ruby Tuesday, Inc.	919,028	0.3
38,791		Ruth’s Hospitality Group, Inc.	460,061	0.1
91,446	@,L	Smith & Wesson Holding Corp.	1,004,992	0.3
32,551		Standard Motor Products, Inc.	1,046,840	0.3
34,510	L	Sturm Ruger & Co., Inc.	2,161,361	0.7
16,536		Superior Industries International	294,837	0.1
10,000	@	Universal Electronics, Inc.	360,300	0.1
18,699		Vail Resorts, Inc.	1,297,337	0.4
5,142	@	Vitamin Shoppe, Inc.	224,963	0.1
26,915		Wolverine World Wide, Inc.	1,567,260	0.5
			55,174,774	17.2

		Consumer Staples: 3.3%
30,724		Andersons, Inc.	2,147,608	0.7
5,923		Calavo Growers, Inc.	179,112	0.0
25,690		Casey’s General Stores, Inc.	1,888,215	0.6
6,262	@	Hain Celestial Group, Inc.	482,926	0.1
2,770		J&J Snack Foods Corp.	223,594	0.1
55,534	@	Medifast, Inc.	1,493,309	0.5
63,003		Pinnacle Foods, Inc.	1,667,689	0.5
21,012		Sanderson Farms, Inc.	1,370,823	0.4
4,234	@	TreeHouse Foods, Inc.	282,958	0.1
12,697		WD-40 Co.	824,035	0.3
			10,560,269	3.3

		Energy: 4.8%
86,052		Basic Energy Services, Inc.	1,087,697	0.3
5,369		Bristow Group, Inc.	390,649	0.1
93,118	@,L	C&J Energy Services, Inc.	1,869,809	0.6
64,635	@	Carrizo Oil & Gas, Inc.	2,411,532	0.7
110,318	@	Cloud Peak Energy, Inc.	1,618,365	0.5
52,801		Energy XXI Bermuda Ltd.	1,594,590	0.5
8,710	@	EPL Oil & Gas, Inc.	323,228	0.1
6,922	@	Geospace Technologies Corp.	583,525	0.2
14,042	@	Gulfport Energy Corp.	903,462	0.3
37,710	@	ION Geophysical Corp.	196,092	0.1
203,722	@	Key Energy Services, Inc.	1,485,133	0.5
19,734	@	Matrix Service Co.	387,181	0.1
9,378	@	Pioneer Energy Services Corp.	70,429	0.0
15,504		Rosetta Resources, Inc.	844,348	0.3
31,176	@	Swift Energy Co.	356,030	0.1
27,905	@	Tesco Corp.	462,386	0.1
26,300		World Fuel Services Corp.	981,253	0.3
			15,565,709	4.8

		Financials: 20.8%
4,583		Banner Corp.	174,887	0.1
45,520		Cash America International, Inc.	2,061,146	0.6
31,075		Cedar Shopping Centers, Inc.	160,969	0.1
44,542		Colonial Properties Trust	1,001,750	0.3
52,933		Coresite Realty Corp.	1,796,546	0.6
17,148		CubeSmart	305,920	0.1
198,623		DCT Industrial Trust, Inc.	1,428,099	0.4
25,756	@	eHealth, Inc.	830,889	0.3
50,036	@	Encore Capital Group, Inc.	2,294,651	0.7

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
49,529		EPR Properties	$2,414,043	0.8
20,856		Evercore Partners, Inc.	1,026,741	0.3
52,479		Financial Engines, Inc.	3,119,352	1.0
56,877		First American Financial Corp.	1,384,955	0.4
48,108		Geo Group, Inc.	1,599,591	0.5
10,968		Healthcare Realty Trust, Inc.	253,470	0.1
21,309		Home Properties, Inc.	1,230,595	0.4
4,941		Horace Mann Educators Corp.	140,226	0.0
87,325		Inland Real Estate Corp.	893,335	0.3
14,338		Jones Lang LaSalle, Inc.	1,251,707	0.4
101,364		LaSalle Hotel Properties	2,890,901	0.9
11,289		Lexington Realty Trust	126,775	0.0
46,682		MarketAxess Holdings, Inc.	2,802,787	0.9
71,618		MB Financial Corp.	2,022,492	0.6
8,764		Medical Properties Trust, Inc.	106,658	0.0
38,129		Mid-America Apartment Communities, Inc.	2,383,063	0.7
34,089		Oritani Financial Corp.	561,105	0.2
23,906	@	Pinnacle Financial Partners, Inc.	712,638	0.2
52,978	@	Portfolio Recovery Associates, Inc.	3,175,501	1.0
28,100		Post Properties, Inc.	1,265,062	0.4
99,160		PrivateBancorp, Inc.	2,122,024	0.7
58,809		ProAssurance Corp.	2,649,934	0.8
65,609		Provident Financial Services, Inc.	1,063,522	0.3
7,141		PS Business Parks, Inc.	532,861	0.2
24,404		Selective Insurance Group	597,898	0.2
18,382		Signature Bank	1,682,321	0.5
23,936		Sovran Self Storage, Inc.	1,811,476	0.6
58,194		Stewart Information Services Corp.	1,861,626	0.6
50,806	@	Stifel Financial Corp.	2,094,223	0.7
213,938		Susquehanna Bancshares, Inc.	2,684,922	0.8
19,400		SVB Financial Group	1,675,578	0.5
87,249		Tanger Factory Outlet Centers, Inc.	2,848,680	0.9
2,856		UMB Financial Corp.	155,195	0.0
40,177		Umpqua Holdings Corp.	651,671	0.2
59,179		Webster Financial Corp.	1,510,840	0.5
13,185		Wilshire Bancorp., Inc.	107,853	0.0
55,727		Wintrust Financial Corp.	2,288,708	0.7
11,591	@,L	World Acceptance, Corp.	1,042,263	0.3
			66,797,449	20.8

		Health Care: 10.6%
28,716	@	Acorda Therapeutics, Inc.	984,384	0.3
33,302	@	Affymetrix, Inc.	206,472	0.1
24,873	@	Align Technology, Inc.	1,196,889	0.4
66,636		AMN Healthcare Services, Inc.	916,911	0.3
30,049	@	Amsurg Corp.	1,192,945	0.4
15,376		Analogic Corp.	1,270,673	0.4
71,049	@	Arqule, Inc.	165,544	0.0
48,572	@,L	Bio-Reference Labs, Inc.	1,451,331	0.4
37,991		Centene Corp.	2,429,904	0.8
27,952	L	Chemed Corp.	1,998,568	0.6
14,227		Conmed Corp.	483,576	0.1
44,497	@	Emergent Biosolutions, Inc.	847,668	0.3
9,374		Ensign Group, Inc.	385,365	0.1
23,519	@	Haemonetics Corp.	937,938	0.3
49,349		Healthsouth Corp.	1,701,554	0.5
91,335	@	Impax Laboratories, Inc.	1,873,281	0.6
13,240	@	IPC The Hospitalist Co., Inc.	675,372	0.2
44,973		Kindred Healthcare, Inc.	603,987	0.2
59,813	@	Luminex Corp.	1,196,260	0.4
3,380	@	Magellan Health Services, Inc.	202,665	0.1
31,189	@	Medicines Co.	1,045,455	0.3
9,695		Mednax, Inc.	973,378	0.3
41,868	@	Merit Medical Systems, Inc.	507,859	0.2
60,130	@	Momenta Pharmaceuticals, Inc.	865,271	0.3
15,986	@	MWI Veterinary Supply, Inc.	2,387,669	0.7
12,930	@	Neogen Corp.	785,110	0.2
61,047	@	Omnicell, Inc.	1,445,593	0.4
36,820		Owens & Minor, Inc.	1,273,604	0.4
3,552	@	Parexel International Corp.	178,417	0.1
5,693		Questcor Pharmaceuticals, Inc.	330,194	0.1
95,884	L	Spectrum Pharmaceuticals, Inc.	804,467	0.2
12,748	@	SurModics, Inc.	303,147	0.1
34,956	@	Team Health Holdings, Inc.	1,326,231	0.4
34,447		Thoratec Corp.	1,284,529	0.4
			34,232,211	10.6

		Industrials: 15.7%
54,260		AAR Corp.	1,482,926	0.5
65,905		Actuant Corp.	2,559,750	0.8
5,778		Allegiant Travel Co.	608,770	0.2
8,580		AO Smith Corp.	387,816	0.1
5,815		Applied Industrial Technologies, Inc.	299,472	0.1
12,037	@	Atlas Air Worldwide Holdings, Inc.	555,026	0.2
28,975		Barnes Group, Inc.	1,011,807	0.3
3,915		Belden CDT, Inc.	250,756	0.1
68,262		Brady Corp.	2,081,991	0.6
15,968	@	Consolidated Graphics, Inc.	895,166	0.3
3,480		Cubic Corp.	186,806	0.1
45,234		Curtiss-Wright Corp.	2,124,189	0.7

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
1,608	@	DXP Enterprises, Inc.	$126,984	0.0
6,784		EMCOR Group, Inc.	265,458	0.1
25,693		EnerSys	1,557,767	0.5
37,531	@	EnPro Industries, Inc.	2,259,742	0.7
45,879		Forward Air Corp.	1,851,218	0.6
95,199		Healthcare Services Group	2,452,326	0.8
77,963		Heartland Express, Inc.	1,106,295	0.3
55,738	@	HUB Group, Inc.	2,186,602	0.7
13,030		Insperity, Inc.	489,928	0.1
38,934		KAR Auction Services, Inc.	1,098,328	0.3
44,892		Kelly Services, Inc.	874,047	0.3
73,308		Knight Transportation, Inc.	1,211,048	0.4
19,113	@	Mobile Mini, Inc.	650,989	0.2
18,756	@	Moog, Inc.	1,100,415	0.3
41,796	@	Navigant Consulting, Inc.	646,166	0.2
60,869		Old Dominion Freight Line	2,799,365	0.9
86,522		Orbital Sciences Corp.	1,832,536	0.6
5,911	@	Powell Industries, Inc.	362,285	0.1
26,274		Resources Connection, Inc.	356,538	0.1
41,260		Simpson Manufacturing Co., Inc.	1,343,838	0.4
13,888		Standex International Corp.	824,947	0.3
35,820	@	Teledyne Technologies, Inc.	3,042,193	0.9
15,255		Tennant Co.	945,810	0.3
16,307	@	Tetra Tech, Inc.	422,188	0.1
58,802		Toro Co.	3,195,889	1.0
1,151		Unifirst Corp.	120,187	0.0
16,257		United Stationers, Inc.	707,179	0.2
17,413		Universal Forest Products, Inc.	733,087	0.2
12,213		Viad Corp.	304,714	0.1
45,024		Watts Water Technologies, Inc.	2,538,003	0.8
15,391		Woodward Governor Co.	628,415	0.2
			50,478,962	15.7

		Information Technology: 18.4%
89,012		Advanced Energy Industries, Inc.	1,559,490	0.5
21,335	@	ARRIS Group, Inc.	363,975	0.1
44,993	@	Aspen Technology, Inc.	1,554,508	0.5
71,246		Benchmark Electronics, Inc.	1,630,821	0.5
31,198		Blackbaud, Inc.	1,217,970	0.4
103,191		Brooks Automation, Inc.	960,708	0.3
16,388	@	Cabot Microelectronics Corp.	631,266	0.2
36,078	@	CACI International, Inc.	2,493,351	0.8
65,401	@	Cardtronics, Inc.	2,426,377	0.8
32,729		Coherent, Inc.	2,011,197	0.6
8,601		Comtech Telecommunications	209,176	0.1
17,130		CSG Systems International	429,107	0.1
13,800	@	DealerTrack Holdings, Inc.	591,192	0.2
64,426	@	Dice Holdings, Inc.	548,265	0.2
33,282	@	ExlService Holdings, Inc.	947,871	0.3
27,956	@	Faro Technologies, Inc.	1,178,905	0.4
9,239		FEI Co.	811,184	0.2
17,268	@	Finisar Corp.	390,775	0.1
47,465		Flir Systems, Inc.	1,490,401	0.5
6,907		Forrester Research, Inc.	253,901	0.1
148,274	@	Harmonic, Inc.	1,140,227	0.4
41,682		Heartland Payment Systems, Inc.	1,655,609	0.5
45,846	@	Insight Enterprises, Inc.	867,406	0.3
55,108		j2 Global, Inc.	2,728,948	0.8
113,807	@	Kulicke & Soffa Industries, Inc.	1,314,471	0.4
12,191	@,L	Liquidity Services, Inc.	409,130	0.1
66,555	@	LogMeIn, Inc.	2,066,533	0.6
10,808	@	Manhattan Associates, Inc.	1,031,624	0.3
7,930		MAXIMUS, Inc.	357,167	0.1
87,554	@	Microsemi Corp.	2,123,185	0.7
81,514		MKS Instruments, Inc.	2,167,457	0.7
13,519	@	Nanometrics, Inc.	217,926	0.1
54,294	@	Netscout Systems, Inc.	1,388,298	0.4
19,712	@	Oplink Communications, Inc.	370,980	0.1
34,929	@	Perficient, Inc.	641,296	0.2
60,722		Plexus Corp.	2,258,858	0.7
159,771		PMC—Sierra, Inc.	1,057,684	0.3
147,720		Polycom, Inc.	1,613,102	0.5
28,130		Power Integrations, Inc.	1,523,240	0.5
87,504	@	Progress Software Corp.	2,264,604	0.7
23,377		PTC, Inc.	664,608	0.2
13,604	@	Scansource, Inc.	470,698	0.1
23,187	@	Sourcefire, Inc.	1,760,357	0.5
46,834	@	SYKES Enterprises, Inc.	838,797	0.3
14,767	@	Synaptics, Inc.	653,883	0.2
58,288	@	Synchronoss Technologies, Inc.	2,218,441	0.7
41,197	@	SYNNEX Corp.	2,531,556	0.8
2,171	@	Viasat, Inc.	138,401	0.0
36,985	@	Virtusa Corp.	1,074,784	0.3
			59,249,710	18.4

		Materials: 5.8%
15,735		A Schulman, Inc.	463,553	0.1
11,719		American Vanguard Corp.	315,476	0.1
53,913		Boise Cascade Co.	1,452,955	0.4
79,569	@	Century Aluminum Co.	640,530	0.2
88,373		Commercial Metals Co.	1,497,922	0.5
14,528		Haynes International, Inc.	658,554	0.2
60,085		HB Fuller Co.	2,715,241	0.8
17,618		Kaiser Aluminum Corp.	1,255,283	0.4

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
12,100	@	Kraton Performance Polymers, Inc.	$237,039	0.1
13,447		Materion Corp.	431,111	0.1
33,943		Minerals Technologies, Inc.	1,675,766	0.5
12,402		Myers Industries, Inc.	249,404	0.1
8,367		Neenah Paper, Inc.	328,907	0.1
24,345		PH Glatfelter Co.	659,019	0.2
6,011		PolyOne Corp.	184,598	0.1
9,444		Quaker Chemical Corp.	689,884	0.2
19,765	@	RTI International Metals, Inc.	633,271	0.2
45,365		Schweitzer-Mauduit International, Inc.	2,745,943	0.9
2,926		Stepan Co.	168,918	0.1
44,543		Worthington Industries	1,533,616	0.5
			18,536,990	5.8

		Telecommunication Services: 0.2%
13,090		Atlantic Tele-Network, Inc.	682,382	0.2

		Utilities: 2.4%
21,976		American States Water Co.	605,658	0.2
22,514		Cleco Corp.	1,009,528	0.3
58,599		El Paso Electric Co.	1,957,207	0.6
27,179		Idacorp, Inc.	1,315,464	0.4
6,434		Laclede Group, Inc.	289,530	0.1
5,243		Northwest Natural Gas Co.	220,101	0.0
8,700		Piedmont Natural Gas Co.	286,056	0.1
36,646		Southwest Gas Corp.	1,832,300	0.6
8,461		UIL Holdings Corp.	314,580	0.1
			7,830,424	2.4

		Total Common Stock
		(Cost $258,663,803)	319,108,880	99.2

RIGHTS: —%
		Materials: —%
15,300	@,X	Gerber Scientific	—	—

		Total Rights
		(Cost $—)	—	—

		Total Long-Term Investments
		(Cost $258,663,803)	319,108,880	99.2

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.1%
	Securities Lending Collateralcc(1): 4.0%
3,083,641	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $3,083,647, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $3,145,324, due 07/28/14–07/18/33)	3,083,641	0.9
3,083,641	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $3,083,648, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $3,145,314, due 02/01/16–05/01/46)	3,083,641	1.0
3,083,641	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $3,083,652, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $3,145,314, due 01/02/14–09/01/45)	3,083,641	1.0
3,083,641	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $3,083,646, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $3,145,315, due 11/20/13–11/01/47)	3,083,641	0.9

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
649,156	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $649,157, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $662,140, due 10/15/13–02/15/43)	$649,156	0.2
		12,983,720	4.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
3,436,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
	(Cost $3,436,559)	3,436,559	1.1

	Total Short-Term Investments
	(Cost $16,420,279)	16,420,279	5.1

	Total Investments in Securities (Cost $275,084,082)	$335,529,159	104.3
	Liabilities in Excess of Other Assets	(13,683,903)	(4.3)
	Net Assets	$321,845,256	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $276,217,946.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$63,920,113
Gross Unrealized Depreciation	(4,608,900)
Net Unrealized Appreciation	$59,311,213

ING Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$319,108,880	$—	$—	$319,108,880
Rights	—	—	—	—
Short-Term Investments	3,436,559	12,983,720	—	16,420,279
Total Investments, at fair value	$322,545,439	$12,983,720	$—	$335,529,159
Other Financial Instruments+
Futures	43,494	—	—	43,494
Total Assets	$322,588,933	$12,983,720	$—	$335,572,653

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING Index Plus SmallCap Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	26	12/20/13	$2,785,640	$43,494
			$2,785,640	$43,494

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$43,494
Total Asset Derivatives		$43,494

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%
		Consumer Discretionary: 11.2%
7,011		Accor S.A.	$291,343	0.1
8,800		Adidas AG	954,551	0.2
8,700		Aisin Seiki Co., Ltd.	372,979	0.1
7,000		Asics Corp.	120,976	0.0
2,515		Bayerische Motoren Werke AG	205,189	0.0
14,083		Bayerische Motoren Werke AG	1,514,544	0.3
4,000		Benesse Holdings, Inc.	145,487	0.0
28,024		Bridgestone Corp.	1,027,037	0.2
45,447		British Sky Broadcasting PLC	640,099	0.1
18,429		Burberry Group PLC	487,656	0.1
8,066		Carnival PLC	273,274	0.1
2,521		Christian Dior S.A.	494,781	0.1
7,791		Cie Generale des Etablissements Michelin	864,036	0.2
21,951		Compagnie Financiere Richemont SA	2,199,399	0.4
78,831		Compass Group PLC	1,084,403	0.2
4,534		Continental AG	768,629	0.1
22,981		Crown Ltd.	333,662	0.1
9,000		Daihatsu Motor Co., Ltd.	174,902	0.0
40,676		DaimlerChrysler AG	3,171,509	0.6
4,400	L	Dena Co., Ltd.	89,559	0.0
20,700		Denso Corp.	971,282	0.2
9,300		Dentsu, Inc.	354,770	0.1
2,400		Don Quijote Co., Ltd.	150,432	0.0
10,590		Electrolux AB	274,223	0.1
6,822		Eutelsat Communications	215,615	0.0
2,300		Fast Retailing Co., Ltd.	867,447	0.2
38,018		Fiat S.p.A	303,392	0.1
25,000		Fuji Heavy Industries Ltd.	696,641	0.1
89,000	@	Galaxy Entertainment Group Ltd.	625,406	0.1
272,600		Genting International PLC	312,539	0.1
67,882		GKN PLC	375,561	0.1
39,758		Hennes & Mauritz AB	1,727,345	0.3
69,600		Honda Motor Co., Ltd.	2,660,307	0.5
1,365		Hugo Boss AG	176,531	0.0
14,956		Husqvarna AB — B Shares	97,073	0.0
9,255		Inditex S.A.	1,427,608	0.3
11,270		InterContinental Hotels Group PLC	328,988	0.1
18,700		Isetan Mitsukoshi Holdings Ltd.	278,013	0.1
50,000		Isuzu Motors Ltd.	331,447	0.1
160,402		ITV PLC	455,153	0.1
22,000		J Front Retailing Co., Ltd.	178,697	0.0
5,000		Jardine Cycle & Carriage Ltd.	152,272	0.0
3,636	@	Kabel Deutschland Holding AG	427,458	0.1
101,521		Kingfisher PLC	634,187	0.1
5,223		Lagardere SCA	169,634	0.0
236,722		Li & Fung Ltd.	344,811	0.1
6,862		Luxottica Group S.p.A.	363,630	0.1
10,649		LVMH Moet Hennessy Louis Vuitton S.A.	2,098,549	0.4
67,789		Marks & Spencer Group PLC	544,699	0.1
113,000		Mazda Motor Corp.	507,974	0.1
48		McDonald’s Holdings Co. Japan Ltd.	1,322	0.0
39,200		MGM China Holdings Ltd.	130,376	0.0
19,625	@,L	Mitsubishi Motors Corp.	218,040	0.0
8,800		Namco Bandai Holdings, Inc.	164,553	0.0
7,894		Next PLC	659,578	0.1
8,000		NGK Spark Plug Co., Ltd.	177,552	0.0
14,300		Nikon Corp.	250,663	0.0
106,700		Nissan Motor Co., Ltd.	1,076,894	0.2
1,550		Nitori Co., Ltd.	141,942	0.0
5,138		Nokian Renkaat OYJ	261,228	0.1
10,439		OPAP S.A.	116,538	0.0
2,200		Oriental Land Co., Ltd.	363,801	0.1
94,800		Panasonic Corp.	917,733	0.2
35,403		Pearson PLC	720,502	0.1
12,619	@	Persimmon PLC	221,783	0.0
10,784		Pirelli & C S.p.A.	140,422	0.0
3,177		Kering	711,971	0.1
4,626		ProSiebenSat.1 Media AG	196,510	0.0
7,675	@	Publicis Groupe	610,533	0.1
31,000		Rakuten, Inc.	470,566	0.1
29,045		Reed Elsevier NV	584,064	0.1
51,154		Reed Elsevier PLC	689,531	0.1
8,100		Renault S.A.	645,972	0.1
1,600		Rinnai Corp.	118,902	0.0
112,000		Sands China Ltd.	693,338	0.1
2,600		Sankyo Co., Ltd.	127,134	0.0
1,900		Sanrio Co., Ltd.	117,113	0.0
8,800		Sega Sammy Holdings, Inc.	253,921	0.0
24,000		Sekisui Chemical Co., Ltd.	244,804	0.0
23,000		Sekisui House Ltd.	310,258	0.1
13,801		SES S.A.	394,921	0.1
85,331		Shangri-La Asia Ltd.	141,366	0.0
47,000	L	Sharp Corp.	173,331	0.0
900		Shimamura Co., Ltd.	89,609	0.0
3,400		Shimano, Inc.	304,065	0.1
81,000	L	Singapore Press Holdings Ltd.	265,379	0.1
84,292		SJM Holdings Ltd.	237,514	0.0
4,168		Sodexho Alliance S.A.	388,900	0.1
43,100	L	Sony Corp.	925,136	0.2
7,200		Stanley Electric Co., Ltd.	153,510	0.0
11,900		Sumitomo Rubber Industries, Inc.	184,192	0.0

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
16,000		Suzuki Motor Corp.	$385,630	0.1
1,294		Swatch Group AG — BR	833,364	0.2
2,446		Swatch Group AG — Reg	276,044	0.1
30,449		TABCORP Holdings Ltd.	93,215	0.0
12,000		Takashimaya Co., Ltd.	112,852	0.0
67,419		Tattersall’s Ltd.	195,006	0.0
1,611		Telenet Group Holding NV	80,214	0.0
5,200		Toho Co., Ltd.	108,577	0.0
8,000		Toyota Industries Corp.	346,401	0.1
117,189		Toyota Motor Corp.	7,516,215	1.4
11,000		USS Co., Ltd.	159,272	0.0
1,353		Volkswagen AG	306,936	0.1
7,593		Whitbread PLC	364,228	0.1
36,722		William Hill PLC	239,438	0.0
13,093		Wolters Kluwer NV	337,569	0.1
55,244		WPP PLC	1,135,273	0.2
82,000		Wynn Macau Ltd.	280,292	0.1
43,600		Yamada Denki Co., Ltd.	128,961	0.0
12,500		Yamaha Motor Co., Ltd.	183,853	0.0
29,143		Yue Yuen Industrial Holdings	81,358	0.0
			61,025,864	11.2

		Consumer Staples: 10.9%
25,700		Aeon Co., Ltd.	354,737	0.1
27,000		Ajinomoto Co., Inc.	355,243	0.1
34,090		Anheuser-Busch InBev Worldwide, Inc.	3,381,651	0.6
4,087	@	Aryzta AG	273,161	0.1
16,900		Asahi Group Holdings, Ltd.	444,904	0.1
15,385		Associated British Foods PLC	466,936	0.1
4,176		Beiersdorf AG	370,776	0.1
81,058		British American Tobacco PLC	4,266,048	0.8
4,735		Carlsberg A/S	488,003	0.1
25,313		Carrefour S.A.	868,230	0.2
2,406		Casino Guichard Perrachon S.A.	248,013	0.0
24,273		Coca-Cola Amatil Ltd.	277,978	0.1
8,329		Coca-Cola HBC AG	249,503	0.1
3,425		Colruyt S.A.	189,993	0.0
4,397		Delhaize Group	277,115	0.1
105,763		Diageo PLC	3,361,952	0.6
25,211		Distribuidora Internacional de Alimentacion SA	218,570	0.0
2,700		FamilyMart Co., Ltd.	116,947	0.0
315,122		Golden Agri-Resources Ltd.	130,684	0.0
24,289		Groupe Danone	1,828,810	0.3
4,559		Heineken Holding NV	288,243	0.1
9,793		Heineken NV	693,803	0.1
6,395		Henkel AG & Co. KGaA	566,553	0.1
7,463		Henkel KGaA — Vorzug	769,121	0.1
41,479		Imperial Tobacco Group PLC	1,533,385	0.3
54,809		J Sainsbury PLC	347,367	0.1
46,700		Japan Tobacco, Inc.	1,683,524	0.3
10,897		Jeronimo Martins	223,622	0.0
23,217		Kao Corp.	725,040	0.1
6,826		Kerry Group PLC	415,140	0.1
7,000		Kikkoman Corp.	128,348	0.0
38,000		Kirin Brewery Co., Ltd.	554,806	0.1
43,751		Koninklijke Ahold NV	757,996	0.1
3,000		Lawson, Inc.	235,213	0.0
41		Lindt & Spruengli AG	168,243	0.0
6		Lindt & Spruengli AG	285,288	0.1
10,173		L’Oreal S.A.	1,746,170	0.3
3,100		MEIJI Holdings Co., Ltd.	169,916	0.0
41,666		Metcash Ltd.	124,484	0.0
5,787		Metro AG	229,811	0.0
136,750		Nestle S.A.	9,536,141	1.8
9,000		Nippon Meat Packers, Inc.	129,176	0.0
8,250		Nisshin Seifun Group, Inc.	83,390	0.0
2,200		Nissin Food Products Co., Ltd.	90,407	0.0
272		Olam International Ltd.	332	0.0
9,138		Pernod-Ricard S.A.	1,134,718	0.2
27,339		Reckitt Benckiser PLC	1,998,903	0.4
1,261	L	Remy Cointreau SA	134,346	0.0
40,509		SABMiller PLC	2,060,397	0.4
32,500		Seven & I Holdings Co., Ltd.	1,191,450	0.2
15,700	L	Shiseido Co., Ltd.	282,780	0.1
4,131		Suedzucker AG	121,637	0.0
5,600	@	Suntory Beverage & Food Ltd.	188,860	0.0
24,447		Svenska Cellulosa AB SCA	616,046	0.1
9,093		Swedish Match AB	320,798	0.1
21,375		Tate & Lyle PLC	254,712	0.1
341,545		Tesco PLC	1,985,591	0.4
4,000		Toyo Suisan Kaisha Ltd.	117,444	0.0
29,281		Treasury Wine Estates Ltd.	120,905	0.0
5,100		Uni-Charm Corp.	298,458	0.1
68,358		Unilever NV	2,608,999	0.5
54,581		Unilever PLC	2,122,136	0.4
42,552		Wesfarmers Ltd.	1,634,690	0.3
90,000		Wilmar International Ltd.	227,506	0.0
97,639		WM Morrison Supermarkets PLC	442,696	0.1
52,603		Woolworths Ltd.	1,718,964	0.3
3,700	L	Yakult Honsha Co., Ltd.	185,768	0.0
			59,422,577	10.9

		Energy: 6.7%
11,422		Subsea 7 SA	237,434	0.1
6,795		Aker Solutions ASA	95,416	0.0
15,036		Amec PLC	261,227	0.1
144,704		BG Group PLC	2,762,366	0.5
807,345		BP PLC	5,660,199	1.0

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
7,297		Caltex Australia Ltd.	$126,071	0.0
6,974	@	CGG	160,766	0.0
107,256		ENI S.p.A.	2,465,621	0.5
2,766		Fugro NV	168,630	0.0
15,362		Galp Energia SGPS SA	255,575	0.1
1,200		Idemitsu Kosan Co., Ltd.	104,008	0.0
39,200		Inpex Holdings, Inc.	463,289	0.1
100,400		JX Holdings, Inc.	521,778	0.1
9,969	@	Lundin Petroleum AB	214,651	0.0
5,704		Neste Oil OYJ	126,245	0.0
6,770		OMV AG	334,297	0.1
47,212		Origin Energy Ltd.	621,682	0.1
11,680		Petrofac Ltd.	265,337	0.1
36,688		Repsol YPF S.A.	909,629	0.2
161,753		Royal Dutch Shell PLC — Class A	5,332,303	1.0
108,624		Royal Dutch Shell PLC — Class B	3,747,855	0.7
10,923		Saipem S.p.A.	237,265	0.0
41,176		Santos Ltd.	580,242	0.1
15,624		SeaDrill Ltd.	701,724	0.1
47,484		Statoil ASA	1,078,514	0.2
4,374		Technip S.A.	513,518	0.1
20,981		Tenaris S.A.	490,832	0.1
15,000		TonenGeneral Sekiyu KK	138,748	0.0
90,604	L	Total S.A.	5,251,667	1.0
15,650		Transocean Ltd.	695,535	0.1
39,130		Tullow Oil PLC	648,733	0.1
27,988		Woodside Petroleum Ltd.	1,001,508	0.2
8,747		WorleyParsons Ltd.	198,853	0.0
			36,371,518	6.7

		Financials: 24.7%
43,313		3i Group PLC	254,903	0.1
41,916		Aberdeen Asset Management PLC	256,711	0.1
8,898		Admiral Group PLC	177,492	0.0
75,908		Aegon NV	561,662	0.1
5,000		Aeon Mall Co., Ltd.	148,836	0.0
10,998		Ageas	445,653	0.1
507,600		AIA Group Ltd.	2,388,548	0.4
19,238		Allianz AG	3,026,685	0.6
122,592		AMP Ltd.	527,723	0.1
50,000		Aozora Bank Ltd.	148,488	0.0
100,000		Ascendas Real Estate Investment Trust	181,949	0.0
48,848		Assicurazioni Generali S.p.A.	977,338	0.2
8,864		ASX Ltd.	285,429	0.1
116,106		Australia & New Zealand Banking Group Ltd.	3,338,310	0.6
125,405		Aviva PLC	804,931	0.2
75,086		AXA S.A.	1,742,658	0.3
2,386		Baloise Holding AG	263,924	0.1
19,113	@	Banco de Sabadell SA	48,120	0.0
139,906		Banco de Sabadell SA	352,276	0.1
55,347		Banco Popular Espanol SA	297,117	0.1
473,361		Banco Santander Central Hispano S.A.	3,859,377	0.7
51,829		Bank Hapoalim BM	262,264	0.1
64,054	@	Bank Leumi Le-Israel BM	238,173	0.0
65,205		Bank of East Asia Ltd.	276,215	0.1
17,000		Bank of Kyoto Ltd.	149,768	0.0
54,000		Bank of Yokohama Ltd.	309,695	0.1
170,468	@	Bankia SA	186,117	0.0
522,925		Barclays PLC	2,234,824	0.4
234,891		Banco Bilbao Vizcaya Argentaria S.A.	2,626,648	0.5
19,122		Bendigo Bank Ltd.	178,913	0.0
42,084		BNP Paribas	2,846,751	0.5
161,410		BOC Hong Kong Holdings Ltd.	518,609	0.1
40,674		British Land Co. PLC	379,967	0.1
53,000		CapitaCommercial Trust	61,191	0.0
35,520		Capital Shopping Centres Group PLC	184,518	0.0
125,000		CapitaLand Ltd.	308,223	0.1
125,000		CapitaMall Trust	195,304	0.0
96,506		CFS Retail Property Trust	180,465	0.0
61,383		Cheung Kong Holdings Ltd.	934,453	0.2
35,000		Chiba Bank Ltd.	256,321	0.1
7,000		Chugoku Bank Ltd.	98,604	0.0
141,560		Sumitomo Mitsui Trust Holdings, Inc.	703,563	0.1
23,000		City Developments Ltd.	188,521	0.0
8,992		CNP Assurances	162,048	0.0
41,780		Commerzbank AG	481,171	0.1
68,075		Commonwealth Bank of Australia	4,524,259	0.8
4,325		Corio NV	186,311	0.0
42,620		Credit Agricole S.A.	469,957	0.1
7,000		Credit Saison Co., Ltd.	190,621	0.0
63,725		Credit Suisse Group	1,948,833	0.4
53,825		CaixaBank	236,502	0.0
36,000		Dai-ichi Life Insurance Co., Ltd.	515,554	0.1
3,173		Daito Trust Construction Co., Ltd.	317,532	0.1
25,000		Daiwa House Industry Co., Ltd.	472,273	0.1
70,000		Daiwa Securities Group, Inc.	631,726	0.1
28,477		Danske Bank A/S	614,102	0.1
77,000		DBS Group Holdings Ltd.	1,007,979	0.2
8,246		Delta Lloyd NV	175,643	0.0
43,510		Deutsche Bank AG	1,997,164	0.4
8,316		Deutsche Boerse AG	625,851	0.1
228,999		Dexus Property Group	214,364	0.0
42,725		DnB NOR ASA	648,815	0.1

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
11,039		Erste Bank der Oesterreichischen Sparkassen AG	$348,851	0.1
4,370		Exor SpA	164,437	0.0
43,893		Federation Centres Ltd	93,610	0.0
100,250		First Pacific Co.	110,806	0.0
40,000		Fukuoka Financial Group, Inc.	181,120	0.0
859		Gecina S.A.	109,856	0.0
9,648		Gjensidige Forsikring ASA	145,642	0.0
134,700		Global Logistic Properties Ltd.	310,081	0.1
74,344		Goodman Group	338,766	0.1
909,458	@	Governor & Co. of the Bank of Ireland	257,982	0.1
874,585	@,X	GPT Group	—	—
80,537		GPT Group	261,306	0.1
4,142		Groupe Bruxelles Lambert S.A.	352,619	0.1
17,000		Gunma Bank Ltd.	99,768	0.0
24,000		Hachijuni Bank Ltd.	149,399	0.0
32,366		Hammerson PLC	262,395	0.1
90,682		Hang Lung Properties Ltd.	308,779	0.1
32,073		Hang Seng Bank Ltd.	523,054	0.1
2,993		Hannover Rueckversicheru — Reg	219,944	0.0
9,118		Hargreaves Lansdown PLC	144,566	0.0
44,321		Henderson Land Development Co., Ltd.	273,468	0.1
46,754		Hong Kong Exchanges and Clearing Ltd.	750,127	0.1
789,637		HSBC Holdings PLC	8,546,567	1.6
22,101		Hysan Development Co., Ltd.	98,669	0.0
1,714		ICADE	156,482	0.0
24,430		ICAP PLC	147,838	0.0
50,936		Immofinanz Immobilien Anlagen AG	222,364	0.0
161,923	**,@	ING Groep NV	1,837,337	0.3
89,033		Insurance Australia Group	488,064	0.1
488,600		Intesa Sanpaolo S.p.A.	1,010,684	0.2
26,552		Investec PLC	171,943	0.0
20,162		Investor AB	611,463	0.1
11,401		Iyo Bank Ltd.	119,717	0.0
37		Japan Prime Realty Investment Corp.	129,962	0.0
27		Japan Real Estate Investment Corp.	314,801	0.1
97		Japan Retail Fund Investment Corp.	199,725	0.0
35,000		Joyo Bank Ltd.	188,281	0.0
9,650		Julius Baer Group Ltd.	450,590	0.1
9,671		KBC Groep NV	475,831	0.1
38,818		Kerry Properties Ltd.	165,806	0.0
9,523		Kinnevik Investment AB	329,678	0.1
5,324		Klepierre	230,894	0.0
296		K-REIT Asia	290	0.0
34,164		Land Securities Group PLC	507,825	0.1
250,328		Legal & General Group PLC	794,334	0.2
23,979		Lend Lease Corp., Ltd.	227,406	0.0
95,827		Link Real Estate Investment Trust	468,511	0.1
1,954,851		Lloyds TSB Group PLC	2,327,558	0.4
7,575		London Stock Exchange Group PLC	188,438	0.0
13,942		Macquarie Group Ltd.	624,617	0.1
34,804		Corp. Mapfre S.A.	124,585	0.0
33,496		Mediobanca S.p.A.	234,023	0.0
158,851		Mirvac Group	258,241	0.1
53,000		Mitsubishi Estate Co., Ltd.	1,570,693	0.3
542,421		Mitsubishi UFJ Financial Group, Inc.	3,479,282	0.6
28,900		Mitsubishi UFJ Lease & Finance Co., Ltd.	153,637	0.0
35,919		Mitsui Fudosan Co., Ltd.	1,212,962	0.2
22,669		Mitsui Sumitomo Insurance Group Holdings, Inc.	594,169	0.1
977,672		Mizuho Financial Group, Inc.	2,125,413	0.4
7,659		Muenchener Rueckversicherungs AG	1,497,195	0.3
99,083		National Australia Bank Ltd.	3,174,725	0.6
42,679		Natixis	204,360	0.0
163,729		New World Development Ltd.	246,068	0.1
31		Nippon Building Fund, Inc.	384,635	0.1
16,826		NKSJ Holdings, Inc.	434,038	0.1
155,300		Nomura Holdings, Inc.	1,214,713	0.2
5,500		Nomura Real Estate Holdings, Inc.	135,795	0.0
119,772		Nordea Bank AB	1,445,299	0.3
210,287		Old Mutual PLC	638,324	0.1
53,300		ORIX Corp.	871,344	0.2
10,500		Osaka Securities Exchange Co. Ltd.	233,475	0.0
112,608		Oversea-Chinese Banking Corp.	925,387	0.2
771		Partners Group	189,246	0.0
107,383		Prudential PLC	1,997,786	0.4
50,908		QBE Insurance Group Ltd.	697,173	0.1
13,792		Ratos AB	128,376	0.0
59,854		Resolution Ltd.	307,648	0.1
80,700		Resona Holdings, Inc.	414,315	0.1
91,136	@	Royal Bank of Scotland Group PLC	528,945	0.1
165,291		Royal & Sun Alliance Insurance Group	323,347	0.1
18,504		Sampo OYJ	795,976	0.2
9,600		Softbank Investment Corp.	124,594	0.0

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
5,034		Schroders PLC	$209,879	0.0
7,153		Scor S.A.	237,056	0.0
33,831		Segro PLC	169,691	0.0
74,000		Shinsei Bank Ltd.	180,608	0.0
26,000		Shizuoka Bank Ltd.	296,594	0.1
10,600		Hulic Co. Ltd.	159,357	0.0
42,000		Singapore Exchange Ltd.	243,284	0.1
137,843		Sino Land Co.	203,082	0.0
64,422		Skandinaviska Enskilda Banken AB	682,889	0.1
29,787		Societe Generale	1,483,966	0.3
8,500		Sony Financial Holdings, Inc.	156,164	0.0
102,946		Standard Chartered PLC	2,466,365	0.5
96,452		Standard Life PLC	538,988	0.1
110,708		Stockland	400,172	0.1
53,900	L	Sumitomo Mitsui Financial Group, Inc.	2,610,132	0.5
15,000		Sumitomo Realty & Development Co., Ltd.	714,936	0.1
67,915		Sun Hung Kai Properties Ltd.	924,383	0.2
55,029		Suncorp-Metway Ltd.	672,978	0.1
8,000		Suruga Bank Ltd.	137,910	0.0
21,289		Svenska Handelsbanken AB	910,842	0.2
38,391		Swedbank AB	894,238	0.2
30,079		Swire Pacific Ltd.	360,813	0.1
54,000		Swire Properties Ltd.	151,627	0.0
1,368		Swiss Life Holding	259,036	0.1
3,014		Swiss Prime Site AG	233,226	0.0
14,936		Swiss Re Ltd.	1,237,455	0.2
24,900		T&D Holdings, Inc.	309,188	0.1
30,350		Tokio Marine Holdings, Inc.	995,026	0.2
18,000		Tokyo Tatemono Co., Ltd.	165,497	0.0
22,000		Tokyu Land Corp.	227,733	0.0
154,535		UBS AG — Reg	3,167,263	0.6
4,086		Unibail-Rodamco SE	1,013,691	0.2
183,045		UniCredit SpA	1,168,894	0.2
52,043		Unione di Banche Italiane SCPA	263,699	0.1
55,000		United Overseas Bank Ltd.	907,219	0.2
73		United Urban Investment Corp.	111,376	0.0
1,564		Wendel	212,083	0.0
90,237		Westfield Group	927,304	0.2
134,220		Westfield Retail Trust	372,067	0.1
131,313		Westpac Banking Corp.	4,013,809	0.7
61,264		Wharf Holdings Ltd.	530,845	0.1
39,882		Wheelock & Co., Ltd.	211,570	0.0
6,383		Zurich Insurance Group AG	1,645,466	0.3
			134,714,363	24.7

		Health Care: 9.8%
4,523		Actelion Ltd. — Reg	321,140	0.1
1,900		Alfresa Holdings Corp.	98,104	0.0
19,500		Astellas Pharma, Inc.	996,060	0.2
52,819		AstraZeneca PLC	2,745,814	0.5
34,914		Bayer AG	4,117,439	0.8
11,000		Chugai Pharmaceutical Co., Ltd.	226,206	0.0
2,875		Cochlear Ltd.	162,383	0.0
4,554		Coloplast A/S	259,381	0.1
21,684		CSL Ltd.	1,294,271	0.2
29,700		Daiichi Sankyo Co., Ltd.	539,396	0.1
11,800	L	Eisai Co., Ltd.	480,225	0.1
21,508	@	Elan Corp. PLC	334,348	0.1
16,020		Elekta AB	258,301	0.1
8,791		Essilor International SA	945,475	0.2
5,483		Fresenius AG	681,091	0.1
9,479		Fresenius Medical Care AG & Co. KGaA	616,278	0.1
8,765		Getinge AB	313,360	0.1
208,186		GlaxoSmithKline PLC	5,234,396	1.0
5,921		Grifols SA	243,141	0.0
2,800		Hisamitsu Pharmaceutical Co., Inc.	156,495	0.0
12,000		Kyowa Hakko Kogyo Co., Ltd.	123,561	0.0
2,526		Lonza Group AG	206,883	0.0
2,740		Merck KGaA	427,666	0.1
2,100		Miraca Holdings, Inc.	93,854	0.0
11,600		Mitsubishi Tanabe Pharma Corp.	162,802	0.0
97,371		Novartis AG	7,489,600	1.4
16,894		Novo-Nordisk A/S	2,861,242	0.5
10,445		Novozymes A/S	399,755	0.1
10,300		Olympus Corp.	314,626	0.1
3,600		Ono Pharmaceutical Co., Ltd.	221,197	0.0
4,761		Orion Oyj	120,137	0.0
16,000		Otsuka Holdings Co. Ltd.	463,930	0.1
10,948	@	Qiagen NV	235,690	0.0
5,847		Ramsay Health Care Ltd.	197,489	0.0
29,712		Roche Holding AG — Genusschein	8,018,478	1.5
50,555		Sanofi	5,120,055	0.9
3,400		Santen Pharmaceutical Co., Ltd.	165,111	0.0
15,900		Shionogi & Co., Ltd.	334,716	0.1
23,270		Shire PLC	930,914	0.2
39,746		Smith & Nephew PLC	495,874	0.1
16,085		Sonic Healthcare Ltd.	242,956	0.0
2,224		Sonova Holding AG — Reg	276,763	0.1
5,000		Suzuken Co., Ltd.	164,685	0.0
3,200		Sysmex Corp.	204,640	0.0
1,200		Taisho Pharmaceutical Holdings Co. Ltd.	79,245	0.0
33,700		Takeda Pharmaceutical Co., Ltd.	1,591,652	0.3
6,600		Terumo Corp.	339,770	0.1

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
36,858		Teva Phaemaceutical Industries Ltd.	$1,392,829	0.3
5,490		UCB S.A.	334,116	0.1
913	@	William Demant Holding	84,407	0.0
			53,117,947	9.8

		Industrials: 13.1%
92,905		ABB Ltd.	2,194,351	0.4
15,894		Abertis Infraestructuras S.A.	308,903	0.1
7,650		ACS Actividades de Construccion y Servicios S.A.	243,604	0.0
5,356		Adecco S.A.	382,076	0.1
1,081		Aeroports de Paris	113,178	0.0
11,945		Aggreko PLC	309,975	0.1
15,015		Alfa Laval AB	362,431	0.1
62,000	L	All Nippon Airways Co., Ltd.	135,334	0.0
16,670	L	ALS Ltd./Queensland	163,295	0.0
9,290		Alstom	330,634	0.1
15,000		Amada Co., Ltd.	135,562	0.0
3,456		Andritz AG	203,385	0.0
32		AP Moller — Maersk A/S	276,620	0.1
58		AP Moller — Maersk A/S — Class B	532,044	0.1
46,000		Asahi Glass Co., Ltd.	285,806	0.1
42,436		Asciano Group	231,182	0.0
13,938		Assa Abloy AB	640,480	0.1
16,799		Altantia S.p.A.	342,076	0.1
28,807		Atlas Copco AB — Class A	843,888	0.2
18,100		Atlas Copco AB — Class B	478,317	0.1
43,077		Auckland International Airport Ltd.	118,582	0.0
85,654		Aurizon Holdings Ltd.	374,243	0.1
15,556		Babcock International Group	301,009	0.1
135,205		BAE Systems PLC	993,738	0.2
8,282		Bouygues S.A.	303,158	0.1
63,816		Brambles Ltd.	542,682	0.1
2,241		Brenntag AG	373,072	0.1
14,629		Bunzl PLC	316,877	0.1
9,962		Bureau Veritas SA	314,450	0.1
27,987		Capita Group PLC	451,107	0.1
56,053		Cathay Pacific Airways Ltd.	109,953	0.0
6,400		Central Japan Railway Co.	821,470	0.2
7,000		Chiyoda Corp.	84,469	0.0
16,689		Cie de Saint-Gobain	828,316	0.2
35,032		CNH Industrial NV	437,900	0.1
47,154		Cobham PLC	219,251	0.0
70,000		ComfortDelgro Corp., Ltd.	110,151	0.0
28,000	L	Dai Nippon Printing Co., Ltd.	296,862	0.1
9,800		Daikin Industries Ltd.	523,063	0.1
14,064		Deutsche Lufthansa AG	274,362	0.1
37,666		Deutsche Post AG	1,249,308	0.2
7,594		DSV A/S	215,491	0.0
14,302		East Japan Railway Co.	1,232,614	0.2
6,743		easyJet PLC	139,336	0.0
9,526		Edenred	309,486	0.1
24,598		European Aeronautic Defence and Space Co. NV	1,567,439	0.3
42,726		Experian Group Ltd.	813,497	0.2
8,100		Fanuc Ltd.	1,342,389	0.3
17,617		Ferrovial SA	317,290	0.1
67,423		Group 4 Securicor PLC	277,745	0.1
8,197		GEA Group AG	336,891	0.1
1,700		Geberit AG — Reg	459,356	0.1
25,181		Groupe Eurotunnel S.A.	229,475	0.0
54,000		Hankyu Hanshin Holdings, Inc.	300,139	0.1
9,498		Hexagon AB	286,321	0.1
14,000		Hino Motors Ltd.	207,486	0.0
4,500		Hitachi Construction Machinery Co., Ltd.	101,266	0.0
1,358		Hochtief AG	118,543	0.0
268,100		Hutchison Port Holdings Trust	209,118	0.0
94,615		Hutchison Whampoa Ltd.	1,134,768	0.2
59,000		IHI Corp.	249,489	0.0
12,904		IMI PLC	303,813	0.1
41,595	@	International Consolidated Airlines Group SA	227,285	0.0
6,961		Intertek Group PLC	372,783	0.1
28,915		Invensys PLC	233,227	0.0
64,600		Itochu Corp.	795,820	0.2
2,700		Japan Airlines Co. Ltd.	163,604	0.0
10,000		JGC Corp.	362,048	0.1
11,500		LIXIL Group Corp.	237,072	0.0
8,800		JTEKT Corp.	121,029	0.0
40,000		Kajima Corp.	162,929	0.0
11,000		Kamigumi Co., Ltd.	93,648	0.0
62,000		Kawasaki Heavy Industries Ltd.	270,000	0.1
22,000		Keihin Electric Express Railway Co., Ltd.	208,293	0.0
30,000		Keio Corp.	215,489	0.0
14,000		Keisei Electric Railway Co., Ltd.	146,161	0.0
64,700		Keppel Corp., Ltd.	537,883	0.1
81,000		Kintetsu Corp.	302,434	0.1
39,600		Komatsu Ltd.	988,772	0.2
6,549		Kone OYJ	584,973	0.1
40,942		Koninklijke Philips NV	1,320,831	0.2
3,717		Koninklijke Boskalis Westminster NV	164,754	0.0
3,276		Koninklijke Vopak NV	187,745	0.0
46,000		Kubota Corp.	668,567	0.1
2,569		Kuehne & Nagel International AG	336,960	0.1
6,300		Kurita Water Industries Ltd.	133,867	0.0
11,160		Legrand S.A.	619,345	0.1
7,244		Leighton Holdings Ltd.	130,225	0.0

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
4,800		Makita Corp.	$279,664	0.1
1,697		MAN AG	202,328	0.0
72,000		Marubeni Corp.	569,405	0.1
35,508		Meggitt PLC	315,376	0.1
65,795		Melrose Industries PLC	319,438	0.1
5,309		Metso OYJ	208,643	0.0
60,400		Mitsubishi Corp.	1,226,350	0.2
81,000		Mitsubishi Electric Corp.	854,704	0.2
132,000		Mitsubishi Heavy Industries Ltd.	761,214	0.1
74,607		Mitsui & Co., Ltd.	1,087,914	0.2
47,000		Mitsui OSK Lines Ltd.	212,903	0.0
62,658		MTR Corp.	248,083	0.0
5,100		Nabtesco Corp.	124,645	0.0
14,000		NGK Insulators Ltd.	213,296	0.0
4,600	L	Nidec Corp.	387,564	0.1
37,000		Nippon Express Co., Ltd.	185,921	0.0
68,000		Nippon Yusen KK	215,645	0.0
212,727		Noble Group Ltd.	157,921	0.0
20,000		NSK Ltd.	205,156	0.0
54,179		NWS Holdings Ltd.	84,220	0.0
28,000		Obayashi Corp.	167,551	0.0
6,712	@	OCI	227,008	0.1
29,000	L	Odakyu Electric Railway Co., Ltd.	288,680	0.1
33,894		Orkla ASA	246,917	0.0
3,887		Osram Licht AG	182,471	0.0
9,930		Prysmian S.p.A.	243,485	0.0
4,741		Randstad Holdings NV	267,400	0.1
9,531		Rexel SA	242,488	0.0
81,053		Rolls-Royce Holdings PLC	1,458,302	0.3
10,495		Safran S.A.	646,394	0.1
44,948		Sandvik AB	620,822	0.1
12,927		Scania AB — B Shares	277,133	0.1
987		Schindler Holding AG	143,646	0.0
2,097		Schindler Holding AG	315,094	0.1
22,269		Schneider Electric S.A.	1,884,351	0.4
9,000		Secom Co., Ltd.	564,102	0.1
13,587		Securitas AB	155,147	0.0
14,217		Seek Ltd.	157,664	0.0
50,000		SembCorp Industries Ltd.	211,111	0.0
30,000	L	SembCorp Marine Ltd.	108,453	0.0
22,364		Serco Group PLC	197,866	0.0
240		SGS S.A.	573,579	0.1
28,000		Shimizu Corp.	136,807	0.0
33,529		Siemens AG	4,043,542	0.7
33,000		Singapore Airlines Ltd.	274,791	0.1
17,540		Skanska AB	337,581	0.1
16,143		SKF AB — B Shares	449,338	0.1
2,400		SMC Corp.	572,798	0.1
17,518		Smiths Group PLC	396,214	0.1
86,341		Snam Rete Gas S.p.A.	437,584	0.1
1,238		Societe BIC S.A.	143,973	0.0
56,100		Sojitz Corp.	110,165	0.0
70,000		Singapore Technologies Engineering Ltd.	232,997	0.0
1,105		Sulzer AG	171,084	0.0
49,000		Sumitomo Corp.	662,268	0.1
32,600		Sumitomo Electric Industries Ltd.	474,151	0.1
26,000		Sumitomo Heavy Industries	118,571	0.0
42,000	L	Taisei Corp.	206,721	0.0
4,048		Thales S.A.	222,531	0.1
4,900		THK Co., Ltd.	109,144	0.0
15,733		TNT Express NV	143,615	0.0
51,000		Tobu Railway Co., Ltd.	269,676	0.1
50,000		Tokyu Corp.	357,348	0.1
32,543		Toll Holdings Ltd.	177,258	0.0
29,000		Toppan Printing Co., Ltd.	234,376	0.0
175,000		Toshiba Corp.	788,674	0.1
12,000		Toto Ltd.	168,334	0.0
9,300		Toyota Tsusho Corp.	243,857	0.0
60,833		Transurban Group	386,188	0.1
10,326		Travis Perkins PLC	275,866	0.1
4,512		Vallourec	270,360	0.1
19,787		Vinci S.A.	1,151,929	0.2
63,069		Volvo AB — B Shares	945,082	0.2
7,611		Wartsila OYJ	344,296	0.1
9,125		Weir Group PLC	343,962	0.1
8,000		West Japan Railway Co.	342,997	0.1
11,524		Wolseley PLC	596,228	0.1
16,200		Yamato Holdings Co., Ltd.	365,869	0.1
1,502		Zodiac Aerospace	239,099	0.0
			71,080,188	13.1

		Information Technology: 4.2%
29,000		AAC Technologies Holdings, Inc.	132,217	0.0
6,000	L	Advantest Corp.	69,635	0.0
16,248		Amadeus IT Holding S.A.	576,108	0.1
58,974		ARM Holdings PLC	943,942	0.2
11,200		ASM Pacific Technology Ltd.	113,776	0.0
14,960		ASML Holding NV	1,477,675	0.3
2,588		Atos Origin	202,075	0.0
11,300		Brother Industries Ltd.	127,942	0.0
48,300		Canon, Inc.	1,546,534	0.3
6,307		Capgemini S.A.	375,071	0.1
21,576		Computershare Ltd.	199,863	0.0
2,580		Dassault Systemes SA	344,361	0.1
129,175		Telefonaktiebolaget LM Ericsson	1,720,449	0.3
20,600		Fuji Photo Film Co., Ltd.	496,457	0.1
80,000		Fujitsu Ltd.	299,459	0.1
281	L	Gemalto NV	30,163	0.0
3,144		Gemalto NV	337,482	0.1
164	@,L	GungHo Online Entertainment, Inc.	128,426	0.0
3,700		Hamamatsu Photonics KK	139,742	0.0
1,500		Hirose Electric Co., Ltd.	230,895	0.1

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
205,000		Hitachi Ltd.	$1,358,380	0.3
18,600		Hoya Corp.	439,978	0.1
5,100		Ibiden Co., Ltd.	83,699	0.0
45,750		Infineon Technologies AG	458,521	0.1
2,007		Keyence Corp.	763,651	0.1
4,700		Konami Corp.	108,681	0.0
21,000		Konica Minolta Holdings, Inc.	176,900	0.0
13,800		Kyocera Corp.	735,918	0.1
9,200		Murata Manufacturing Co., Ltd.	704,758	0.1
114,000		NEC Corp.	264,852	0.1
2,975		NICE Systems Ltd.	123,285	0.0
4,500		Nintendo Co., Ltd.	509,688	0.1
15,000		Nippon Electric Glass Co., Ltd.	80,552	0.0
158,844		Nokia OYJ	1,039,145	0.2
4,900		Nomura Research Institute Ltd.	170,225	0.0
5,700		NTT Data Corp.	192,910	0.0
8,500		Omron Corp.	307,902	0.1
31,000		Ricoh Co., Ltd.	359,210	0.1
4,400		Rohm Co., Ltd.	181,442	0.0
52,292		Sage Group PLC/The	279,226	0.1
39,094		SAP AG	2,891,200	0.5
11,000		Shimadzu Corp.	104,477	0.0
28,070	@	STMicroelectronics NV	259,053	0.1
5,300		TDK Corp.	208,792	0.0
7,400		Tokyo Electron Ltd.	398,115	0.1
5,200		Trend Micro, Inc.	194,317	0.0
7,088		United Internet AG	268,578	0.1
63,600		Yahoo! Japan Corp.	361,870	0.1
9,000		Yaskawa Electric Corp.	127,143	0.0
11,200		Yokogawa Electric Corp.	159,964	0.0
			22,804,704	4.2

		Materials: 8.0%
13,199		Air Liquide	1,839,117	0.3
7,000		Air Water, Inc.	103,454	0.0
9,959		Akzo Nobel NV	654,313	0.1
122,783		Alumina Ltd.	117,330	0.0
50,507		Amcor Ltd.	492,775	0.1
59,625		Anglo American PLC	1,464,086	0.3
16,482		Antofagasta PLC	218,288	0.0
44,232		ArcelorMittal	606,449	0.1
2,741		Arkema	305,446	0.1
55,000		Asahi Kasei Corp.	415,388	0.1
38,890		BASF AG	3,729,567	0.7
135,806		BHP Billiton Ltd.	4,518,619	0.8
89,034		BHP Billiton PLC	2,619,066	0.5
13,543		Boliden AB	202,767	0.0
34,263		Boral Ltd.	153,769	0.0
31,137		CRH PLC	748,164	0.1
5,866		Croda International	251,876	0.1
14,000		Daicel Corp.	126,649	0.0
31,326		Fletcher Building Ltd.	246,929	0.1
69,439		Fortescue Metals Group Ltd.	309,269	0.1
8,617		Fresnillo PLC	135,664	0.0
358		Givaudan	523,245	0.1
450,953		Glencore Xstrata PLC	2,455,586	0.5
5,966		HeidelbergCement AG	460,993	0.1
8,000		Hitachi Metals Ltd.	98,590	0.0
10,011		Holcim Ltd.	746,397	0.1
17,204		Iluka Resources Ltd.	184,499	0.0
2,222		Imerys S.A.	155,143	0.0
75,890		Incitec Pivot Ltd.	190,545	0.0
18,737		Israel Chemicals Ltd.	158,221	0.0
18,197		James Hardie Industries SE	181,241	0.0
21,000		JFE Holdings, Inc.	547,536	0.1
8,719		Johnson Matthey PLC	396,201	0.1
10,600		JSR Corp.	197,221	0.0
7,631	L	K+S AG	197,271	0.0
11,000		Kansai Paint Co., Ltd.	146,181	0.0
109,000		Kobe Steel Ltd.	203,178	0.0
7,102		Koninklijke DSM NV	535,751	0.1
17,100		Kuraray Co., Ltd.	205,533	0.0
7,899		Lafarge S.A.	551,164	0.1
3,420		Lanxess	222,030	0.0
7,918		Linde AG	1,569,097	0.3
62,500		Mitsubishi Chemical Holdings Corp.	292,861	0.1
24,000		Mitsubishi Gas Chemical Co., Inc.	202,249	0.0
50,000		Mitsubishi Materials Corp.	207,179	0.0
31,520		Newcrest Mining Ltd.	346,658	0.1
330,790		Nippon Steel Corp.	1,126,683	0.2
7,500		Nitto Denko Corp.	489,103	0.1
45,710		Norsk Hydro ASA	189,583	0.0
36,000	L	OJI Paper Co., Ltd.	169,265	0.0
15,167		Orica Ltd.	284,174	0.1
3,630		Randgold Resources Ltd.	260,219	0.1
34,020		Rexam PLC	265,106	0.1
18,389		Rio Tinto Ltd.	1,064,422	0.2
53,654		Rio Tinto PLC	2,619,028	0.5
17,786		Shin-Etsu Chemical Co., Ltd.	1,091,280	0.2
81,000		Showa Denko KK	110,101	0.0
109		Sika AG	318,042	0.1
2,505		Solvay S.A.	375,709	0.1
29,200		Stora Enso OYJ (Euro Denominated Security)	247,611	0.1
62,000		Sumitomo Chemical Co., Ltd.	237,242	0.1
23,000		Sumitomo Metal Mining Co., Ltd.	326,835	0.1
3,974		Syngenta AG	1,624,202	0.3
49,000		Taiheiyo Cement Corp.	214,270	0.0
51,000		Teijin Ltd.	117,875	0.0
16,331		ThyssenKrupp AG	391,095	0.1
65,000		Toray Industries, Inc.	428,648	0.1
7,100		Toyo Seikan Kaisha Ltd.	139,922	0.0
40,000		Ube Industries Ltd./Japan	75,560	0.0
4,843	L	Umicore	235,171	0.0
26,191		UPM-Kymmene OYJ	362,384	0.1

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
5,399		Voestalpine AG	$258,106	0.1
7,949		Yara International ASA	328,226	0.1
			43,583,417	8.0

		Telecommunication Services: 5.4%
6,637		Belgacom S.A.	176,524	0.0
91,360		Bezeq Israeli Telecommunication Corp., Ltd.	167,992	0.0
333,502		BT Group PLC	1,846,523	0.4
119,677		Deutsche Telekom AG	1,733,322	0.3
7,389		Elisa OYJ	176,444	0.0
79,924		France Telecom S.A.	1,000,776	0.2
12,112		Hellenic Telecommunications Organization S.A.	126,047	0.0
1,015		Iliad SA	236,867	0.0
19,899		Inmarsat PLC	228,248	0.1
23,500		KDDI Corp.	1,207,664	0.2
136,602	@	Koninklijke KPN NV	434,955	0.1
2,969		Millicom International Cellular S.A.	262,659	0.1
18,600		Nippon Telegraph & Telephone Corp.	968,142	0.2
66,200		NTT DoCoMo, Inc.	1,072,715	0.2
30,954		Portugal Telecom SGPS S.A.	139,567	0.0
340,000		Singapore Telecommunications Ltd.	1,012,551	0.2
40,700		Softbank Corp.	2,826,514	0.5
1,057		Swisscom AG	507,915	0.1
35,366		TDC A/S	299,255	0.1
14,984		Tele2 AB	191,553	0.0
101,803		Telecom Corp. of New Zealand Ltd.	196,377	0.0
436,757		Telecom Italia S.p.A.	359,359	0.1
306,893		Telecom Italia S.p.A. RNC	203,954	0.0
174,097		Telefonica S.A.	2,706,532	0.5
12,871		Telekom Austria AG	107,766	0.0
29,626		Telenor ASA	677,056	0.1
102,767		TeliaSonera AB	786,265	0.2
191,493		Telstra Corp., Ltd.	888,562	0.2
51,300		Vivendi	1,180,068	0.2
2,065,466		Vodafone Group PLC	7,249,465	1.3
6,507		Ziggo NV	263,678	0.1
			29,235,315	5.4

		Utilities: 3.5%
24,590		AGL Energy Ltd.	354,217	0.1
38,008		APA Group	211,765	0.0
224,469		Centrica PLC	1,343,435	0.2
28,236		Cheung Kong Infrastructure Holdings Ltd.	195,842	0.0
28,100		Chubu Electric Power Co., Inc.	385,990	0.1
13,144		Chugoku Electric Power Co., Inc.	209,196	0.0
78,603		CLP Holdings Ltd.	640,170	0.1
77,059		E.ON AG	1,371,294	0.3
5,200		Electric Power Development Co., Ltd.	169,783	0.0
10,594		Electricite de France SA	335,108	0.1
8,937		Enagas	219,021	0.0
72,721		Enel Green Power SpA	156,116	0.0
281,125		Enel S.p.A.	1,079,450	0.2
89,855		Energias de Portugal S.A.	328,267	0.1
18,174		Fortum OYJ	410,243	0.1
15,152		Gas Natural SDG S.A.	316,785	0.1
56,416		Gaz de France	1,414,111	0.3
8,800		Hokkaido Electric Power Co., Inc.	118,774	0.0
7,800		Hokuriku Electric Power Co.	114,147	0.0
256,061		Hong Kong & China Gas	616,390	0.1
59,302		Power Assets Holdings Ltd.	530,940	0.1
202,232		Iberdrola S.A.	1,175,514	0.2
30,500		Kansai Electric Power Co., Inc.	392,355	0.1
19,300		Kyushu Electric Power Co., Inc.	276,151	0.0
155,173		National Grid PLC	1,833,007	0.3
84,000		Osaka Gas Co., Ltd.	358,083	0.1
5,361		Red Electrica de Espana	305,152	0.1
20,459		RWE AG	696,108	0.1
40,751		Scottish & Southern Energy PLC	971,897	0.2
10,400		Severn Trent PLC	296,588	0.1
8,600		Shikoku Electric Power Co., Inc.	146,488	0.0
12,395		Suez Environnement S.A.	201,189	0.0
65,889		Terna S.p.A	297,449	0.1
19,300		Tohoku Electric Power Co., Inc.	237,748	0.0
62,400		Tokyo Electric Power Co., Inc.	388,743	0.1
107,079		Tokyo Gas Co., Ltd.	587,320	0.1
28,359		United Utilities Group PLC	317,192	0.1
14,293	@	Veolia Environnement	244,347	0.0
			19,246,375	3.5

		Total Common Stock
		(Cost $385,585,613)	530,602,268	97.5

PREFERRED STOCK: 0.4%
		Consumer Discretionary: 0.4%
6,581		Porsche AG	574,479	0.1
6,132		Volkswagen AG	1,445,811	0.3
			2,020,290	0.4

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: (continued)
		Materials: 0.0%
1,588		Fuchs Petrolub AG	$132,916	0.0

		Total Preferred Stock
		(Cost $1,192,793)	2,153,206	0.4

RIGHTS: 0.1%
		Financials: 0.1%
234,891		Banco Bilbao Vizcaya Argentaria SA	31,459	0.0
118,897		Barclays PLC	155,431	0.1
15,860	@,X	Immoeast AG	—	—
1,884		New World Development Ltd.	—	—
			186,890	0.1

		Industrials: 0.0%
15,894	@	Abertis Infraestructuras SA	15,460	0.0

		Total Rights
		(Cost $31,460)	202,350	0.1

		Total Long-Term Investments
		(Cost $386,809,866)	532,957,824	98.0

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc(1): 2.3%
3,053,547	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $3,053,553, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $3,114,628, due 07/28/14–07/18/33)	3,053,547	0.5
3,053,547	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $3,053,553, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $3,114,651, due 03/01/23–07/01/43)	3,053,547	0.6
3,053,547	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $3,053,554, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $3,114,618, due 02/01/16–05/01/46)	3,053,547	0.6
3,053,547	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $3,053,552, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $3,114,619, due 11/20/13–11/01/47)	3,053,547	0.5
642,816	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $642,817, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $655,673, due 10/15/13–02/15/43)	642,816	0.1
		12,857,004	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.8%
20,536,383	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
	(Cost $20,536,383)	20,536,383	3.8

	Total Short-Term Investments
	(Cost $33,393,387)	33,393,387	6.1

	Total Investments in Securities
	(Cost $420,203,253)	$566,351,211	104.1
	Liabilities in Excess of Other Assets	(22,346,669)	(4.1)
	Net Assets	$544,004,542	100.0

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)
†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

**	Investment in affiliate

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $430,121,247.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$155,255,253
Gross Unrealized Depreciation	(19,025,289)
Net Unrealized Appreciation	$136,229,964

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$1,734,503	$59,291,361	$—	$61,025,864
Consumer Staples	1,057,531	58,365,046	—	59,422,577
Energy	237,434	36,134,084	—	36,371,518
Financials	—	134,486,630	227,733	134,714,363
Health Care	681,091	52,436,856	—	53,117,947
Industrials	1,392,206	69,687,982	—	71,080,188
Information Technology	—	22,804,704	—	22,804,704
Materials	—	43,583,417	—	43,583,417
Telecommunication Services	704,114	28,531,201	—	29,235,315
Utilities	—	19,246,375	—	19,246,375
Total Common Stock	5,806,879	524,567,656	227,733	530,602,268
Preferred Stock	—	2,153,206	—	2,153,206
Rights	202,350	—	—	202,350
Short-Term Investments	20,536,383	12,857,004	—	33,393,387
Total Investments, at fair value	$26,545,612	$539,577,866	$227,733	$566,351,211
Other Financial Instruments+
Futures	92,622	—	—	92,622
Total Assets	$26,638,234	$539,577,866	$227,733	$566,443,833

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Groep NV	$1,388,005	$196,820	$(21,017)	$273,529	$1,837,337	$—	$(1,957)	$—
	$1,388,005	$196,820	$(21,017)	$273,529	$1,837,337	$—	$(1,957)	$—

ING International Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	141	12/20/13	$12,797,160	$92,622
			$12,797,160	$92,622

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$92,622
Total Asset Derivatives		$92,622

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.0%
		Consumer Discretionary: 20.2%
2,900		ABC-Mart, Inc.	$141,488	0.1
9,800		Accordia Golf Co., Ltd.	120,992	0.1
700		Aeon Fantasy Co., Ltd.	9,528	0.0
1,900		Aisan Industry Co., Ltd.	18,900	0.0
20,800		Aisin Seiki Co., Ltd.	891,719	0.2
8,000		Akebono Brake Industry Co., Ltd.	37,069	0.0
2,300		Alpen Co., Ltd.	47,740	0.0
1,700		Alpha Corp.	18,052	0.0
2,900		Alpine Electronics, Inc.	31,615	0.0
800		Amiyaki Tei Co., Ltd.	23,947	0.0
400		Amuse, Inc.	8,189	0.0
1,400		AOKI Holdings, Inc.	49,350	0.0
5,800		Aoyama Trading Co., Ltd.	158,455	0.1
3,000		Arata Corp.	11,008	0.0
1,900		Arc Land Sakamoto Co., Ltd.	28,458	0.0
3,400		Arnest One Corp.	80,203	0.0
1,200		Asahi Co., Ltd.	20,291	0.0
3,200		Asatsu-DK, Inc.	87,000	0.0
6,000		Ashimori Industry Co. Ltd	8,380	0.0
21,300		Asics Corp.	368,113	0.1
1,500		ASKUL Corp.	34,748	0.0
7,700		Autobacs Seven Co., Ltd.	118,050	0.0
4,200		Avex Group Holdings, Inc.	122,473	0.1
7,900		Belluna Co., Ltd.	40,466	0.0
7,600		Benesse Holdings, Inc.	276,426	0.1
6,400	@	Best Denki Co., Ltd.	10,264	0.0
87	L	BIC Camera, Inc.	41,188	0.0
2,400		Bookoff Corp.	16,427	0.0
74,400		Bridgestone Corp.	2,726,647	0.7
14,000		Calsonic Kansei Corp.	75,182	0.0
2,000		Can Do Co., Ltd.	35,054	0.0
5,800		Canon Sales Co., Inc.	77,215	0.0
22,800	L	Casio Computer Co., Ltd.	211,677	0.1
700		Central Sports Co., Ltd.	11,063	0.0
2,300		Chiyoda Co., Ltd.	48,976	0.0
2,300		Chofu Seisakusho Co., Ltd.	52,714	0.0
700		Chori Co., Ltd.	7,960	0.0
2,000		Chuo Spring Co., Ltd.	6,732	0.0
19,000	@,L	Clarion Co., Ltd.	25,056	0.0
2,700		Cleanup Corp.	23,754	0.0
6,000	L	Colowide Co., Ltd.	61,556	0.0
1,100		COOKPAD, Inc.	41,266	0.0
1,200		Corona Corp.	13,497	0.0
2,000		Daido Metal Co., Ltd.	20,658	0.0
5,800		Daidoh Ltd.	41,726	0.0
11,500	@	Daiei, Inc.	34,659	0.0
24,000		Daihatsu Motor Co., Ltd.	466,406	0.1
1,300		Daikoku Denki Co., Ltd.	28,165	0.0
2,900		Dainichi Co., Ltd.	25,906	0.0
1,300		Daisyo Corp.	17,620	0.0
9,300		DCM Japan Holdings Co., Ltd.	65,999	0.0
11,900	L	Dena Co., Ltd.	242,216	0.1
55,900		Denso Corp.	2,622,932	0.7
22,400		Dentsu, Inc.	854,500	0.2
8,000		Descente Ltd.	57,647	0.0
6,500		Don Quijote Co., Ltd.	407,419	0.1
1,900		Doshisha Co., Ltd.	27,193	0.0
4,800		Doutor Nichires Holdings Co., Ltd.	84,247	0.0
5,000		Dynic Corp.	8,737	0.0
3,000		Eagle Industry Co., Ltd.	49,150	0.0
15,000	@	Econach Co., Ltd.	8,278	0.0
8,700		EDION Corp.	43,576	0.0
3,200		Exedy Corp.	78,847	0.0
2,300		Yondoshi Holdings, Inc.	31,851	0.0
5,300		Fast Retailing Co., Ltd.	1,998,900	0.5
3,100		FCC Co., Ltd.	71,689	0.0
1,000		Felissimo Corp.	11,284	0.0
2,000		Foster Electric Co., Ltd.	41,564	0.0
8,000		France Bed Holdings Co., Ltd.	16,733	0.0
1,200		F-Tech, Inc.	20,281	0.0
2,300		Fuji Co., Ltd.	41,207	0.0
72,000		Fuji Heavy Industries Ltd.	2,006,326	0.5
3,000		Fuji Kiko Co., Ltd.	9,380	0.0
5,000		Fuji Kyuko Co., Ltd.	41,973	0.0
21,900		Fuji Television Network, Inc.	482,331	0.1
10,000		Fujibo Holdings, Inc.	22,675	0.0
2,500		Fujikura Rubber Ltd.	10,594	0.0
8,000		Fujita Kanko, Inc.	36,916	0.0
7,000		Fujitsu General Ltd.	80,683	0.0
2,800		Funai Electric Co., Ltd.	30,261	0.0
3,000		Furukawa Battery Co., Ltd.	16,142	0.0
4,600		Futaba Industrial Co., Ltd.	19,093	0.0
8,000		Gakken Holdings Co., Ltd.	24,746	0.0
1,800		Genki Sushi Co., Ltd.	23,083	0.0
2,900		Geo Corp.	27,111	0.0
11,000		GLOBERIDE, Inc.	16,181	0.0
4,000		Goldwin, Inc.	19,722	0.0
4,000	L	Gourmet Kineya Co., Ltd.	28,272	0.0
12,000	L	GSI Creos Corp.	18,473	0.0
6,500		Gulliver International Co., Ltd.	38,875	0.0
16,000		Gunze Ltd.	43,552	0.0
14,000		H2O Retailing Corp.	116,048	0.0
35,600		Hakuhodo DY Holdings, Inc.	265,278	0.1
3,300		Hakuyosha Co., Ltd.	7,923	0.0
3,100		Happinet Corp.	23,828	0.0
2,800		Hard Off Corp. Co., Ltd.	21,693	0.0
1,400		Haruyama Trading Co., Ltd.	8,964	0.0

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
32,700		Haseko Corp.	$235,455	0.1
4,600		Heiwa Corp.	80,061	0.0
1,220		Hiday Hidaka Corp.	27,110	0.0
2,200		Hikari Tsushin, Inc.	138,353	0.1
1,500		Hiramatsu, Inc.	10,216	0.0
2,000		HIS Co., Ltd.	117,184	0.0
7,200		Hitachi Koki Co., Ltd.	57,065	0.0
190,800		Honda Motor Co., Ltd.	7,292,912	1.9
1,210		Honeys Co., Ltd.	13,206	0.0
3,400		Hoosiers Holdings Co. Ltd.	29,574	0.0
600		House of Rose Co., Ltd.	8,082	0.0
1,200		Hurxley Corp.	9,405	0.0
900		Ichibanya Co., Ltd.	37,611	0.0
3,000		Ichikawa Co., Ltd.	9,092	0.0
7,000	@	Ichikoh Industries Ltd.	13,433	0.0
16		Ikyu Corp.	26,675	0.0
2,500		Imasen Electric Industrial	36,116	0.0
2,700	L	Intage, Inc.	34,400	0.0
44,800		Isetan Mitsukoshi Holdings Ltd.	666,041	0.2
132,000		Isuzu Motors Ltd.	875,020	0.2
6,000		Izumi Co., Ltd.	174,998	0.1
20,000	@	Izutsuya Co., Ltd.	18,589	0.0
55,000		J Front Retailing Co., Ltd.	446,742	0.1
30,000	@	Janome Sewing Machine Co., Ltd.	26,949	0.0
2,000		Japan Vilene Co. Ltd.	10,430	0.0
8,000		Japan Wool Textile Co., Ltd.	63,230	0.0
1,000		Jin Co. Ltd.	37,702	0.0
3,700		Joban Kosan Co. Ltd.	6,504	0.0
5,000		Joshin Denki Co., Ltd.	42,922	0.0
2,000		JP-Holdings, Inc./Japan	10,583	0.0
15,670		JVC Kenwood Holdings, Inc.	30,087	0.0
2,300	L	Kadokawa Corp.	81,283	0.0
2,300		Kappa Create Co., Ltd.	44,025	0.0
4,000		Kasai Kogyo Co., Ltd.	24,606	0.0
4,000		Kawai Musical Instruments Manufacturing Co., Ltd.	7,918	0.0
17,000		KYB Co. Ltd.	110,328	0.0
4,300		Keihin Corp.	69,486	0.0
6,700	L	Keiyo Co., Ltd.	32,023	0.0
2,900		Kimoto Co., Ltd.	28,942	0.0
16,000	@	Kinki Nippon Tourist Co., Ltd.	25,131	0.0
7,000		Kinugawa Rubber Industrial Co., Ltd.	42,747	0.0
1,800		Kisoji Co., Ltd.	34,069	0.0
2,900		Kohnan Shoji Co., Ltd.	31,880	0.0
12,000		Koito Manufacturing Co., Ltd.	228,839	0.1
3,800		Kojima Co., Ltd.	11,159	0.0
9,000		Komatsu Seiren Co., Ltd.	47,286	0.0
3,100		Komeri Co., Ltd.	76,086	0.0
2,400		Konaka Co., Ltd.	22,698	0.0
2,200		Kourakuen Corp.	27,216	0.0
5,860		K’S Holdings Corp.	160,390	0.1
700		Kura Corp.	11,645	0.0
9,000		Kurabo Industries Ltd.	15,248	0.0
700		Kuraudia Co., Ltd.	7,633	0.0
2,100		Kyoritsu Maintenance Co., Ltd.	86,350	0.0
1,300		LEC, Inc.	16,715	0.0
5,200		Look, Inc.	17,076	0.0
1,200		Marche Corp.	10,189	0.0
900		Mars Engineering Corp.	17,390	0.0
29,800		Marui Group Co., Ltd.	279,995	0.1
4,500	@	Matsuya Co., Ltd.	58,070	0.0
2,100	L	Matsuya Foods Co., Ltd.	33,249	0.0
360,000		Mazda Motor Corp.	1,618,324	0.4
3,700		Meiko Network Japan Co., Ltd.	46,775	0.0
1,800		Meiwa Estate Co., Ltd.	8,150	0.0
3,500		Misawa Homes Co., Ltd.	55,582	0.0
5,000		Mitsuba Corp.	89,878	0.0
57,200	L	Mitsubishi Motors Corp.	635,510	0.2
2,000		Mitsui Home Co., Ltd.	9,864	0.0
9,000	L	Mizuno Corp.	53,989	0.0
600		Monogatari Corp.	27,347	0.0
1,800		MOS Food Services, Inc.	35,475	0.0
4,100		Mr Max Corp.	13,698	0.0
2,600		Musashi Seimitsu Industry Co., Ltd.	66,604	0.0
15,000	@	Naigai Co., Ltd.	9,631	0.0
1,800		Nakayamafuku Co., Ltd.	13,911	0.0
24,000		Namco Bandai Holdings, Inc.	448,781	0.1
1,300		Next Co. Ltd	30,590	0.0
21,000		NGK Spark Plug Co., Ltd.	466,074	0.1
17,900		NHK Spring Co., Ltd.	183,894	0.1
10,000		Nice Holdings, Inc.	26,034	0.0
5,800		Nifco, Inc.	155,380	0.1
1,300		Nihon Eslead Corp.	15,200	0.0
3,700		Nihon Tokushu Toryo Co., Ltd.	15,620	0.0
42,600		Nikon Corp.	746,729	0.2
2,050		Nippon Columbia Co. Ltd.	13,020	0.0
1,800		Nippon Felt Co., Ltd.	7,991	0.0
9,000		Nippon Piston Ring Co., Ltd.	16,638	0.0
20,600		Nippon Television Network Corp.	382,301	0.1
6,000		Nishimatsuya Chain Co., Ltd.	48,291	0.0
286,000		Nissan Motor Co., Ltd.	2,886,521	0.8
8,000		Nissan Shatai Co., Ltd.	139,548	0.1

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
11,000		Nissei Build Kogyo Co., Ltd.	$21,779	0.0
2,900		Nissen Holdings Co., Ltd.	9,573	0.0
16,000		Nisshinbo Industries, Inc.	132,476	0.1
4,900		Nissin Kogyo Co., Ltd.	93,301	0.0
4,550		Nitori Co., Ltd.	416,668	0.1
11,200		NOK Corp.	174,920	0.1
2,800		Noritsu Koki Co., Ltd.	18,796	0.0
3,100		Ohashi Technica, Inc.	25,911	0.0
17,000		Onward Kashiyama Co., Ltd.	149,954	0.1
7,200		Oriental Land Co., Ltd.	1,190,621	0.3
6,100		Pacific Industrial Co., Ltd.	45,297	0.0
1,000		Pal Co., Ltd.	25,087	0.0
2,000		Paltac Corp.	27,609	0.0
7,000		PanaHome Corp.	46,155	0.0
259,000		Panasonic Corp.	2,507,309	0.7
3,600		Parco Co., Ltd.	36,295	0.0
4,400		Paris Miki Holdings, Inc.	21,548	0.0
1,500		PGM Holdings K K	14,737	0.0
1,600		PIA Corp.	28,766	0.0
1,700		Piolax, Inc.	53,342	0.0
30,200	@,L	Pioneer Corp.	52,241	0.0
2,600		Plenus Co., Ltd.	50,146	0.0
1,850		Adastria Holdings Co. Ltd	87,749	0.0
9,000		Press Kogyo Co., Ltd.	39,865	0.0
1,300		Renaissance, Inc.	10,184	0.0
4,000		Resort Solution Co., Ltd.	9,446	0.0
3,700		Resorttrust, Inc.	132,937	0.1
2,200		Right On Co., Ltd.	20,855	0.0
8,000		Riken Corp.	34,115	0.0
1,600		Ringer Hut Co., Ltd.	22,962	0.0
3,800		Rinnai Corp.	282,393	0.1
3,940	L	Riso Kyoiku Co. Ltd.	30,971	0.0
900		Roland Corp.	9,409	0.0
5,700		Round One Corp.	32,949	0.0
3,700		Royal Holdings Co., Ltd.	58,941	0.0
2,400		Ryohin Keikaku Co., Ltd.	216,952	0.1
5,000		Sagami Chain Co., Ltd.	45,046	0.0
1,900		Saizeriya Co., Ltd.	25,510	0.0
9,000		Sakai Ovex Co., Ltd.	13,591	0.0
1,300		San Holdings, Inc.	18,452	0.0
11,000		Sanden Corp.	49,823	0.0
4,500		Sangetsu Co., Ltd.	119,077	0.1
7,000		Sankyo Co., Ltd.	342,285	0.1
4,700		Sankyo Seiko Co., Ltd.	16,386	0.0
1,100		Sanoh Industrial Co., Ltd.	8,111	0.0
5,800		Sanrio Co., Ltd.	357,504	0.1
811,000	@,L,X	Sansui Electric Co., Ltd.	—	—
11,000		Sanyo Shokai Ltd.	28,611	0.0
4,800		Scroll Corp.	13,813	0.0
24,600		Sega Sammy Holdings, Inc.	709,823	0.2
14,000		Seiko Holdings Corp.	59,850	0.0
3,700		Seiren Co., Ltd.	25,177	0.0
49,000		Sekisui Chemical Co., Ltd.	499,808	0.1
77,000		Sekisui House Ltd.	1,038,690	0.3
6,800		Senshukai Co., Ltd.	61,301	0.0
118,000	L	Sharp Corp.	435,172	0.1
5,000		Shikibo Ltd.	6,487	0.0
5,600		Shimachu Co., Ltd.	139,138	0.1
2,700		Shimamura Co., Ltd.	268,826	0.1
9,400		Shimano, Inc.	840,649	0.2
2,400		Shimojima Co., Ltd.	24,688	0.0
5,000		Shinyei Kaisha	13,378	0.0
5,000		Shiroki Corp.	11,344	0.0
1,400		Shobunsha Publications, Inc.	8,655	0.0
16,000		Shochiku Co., Ltd.	156,866	0.1
4,600		Showa Corp.	62,027	0.0
16,900		Sky Perfect Jsat Corp.	88,086	0.0
142,512	L	Sony Corp.	3,059,001	0.8
2,200		Dunlop Sports Co. Ltd.	27,839	0.0
1,200		St. Marc Holdings Co., Ltd.	60,691	0.0
17,400		Stanley Electric Co., Ltd.	370,982	0.1
6,200	L	Start Today Co. Ltd.	175,129	0.1
2,700		Studio Alice Co., Ltd.	35,434	0.0
10,000		Suminoe Textile Co., Ltd.	25,759	0.0
17,700		Sumitomo Forestry Co., Ltd.	192,465	0.1
18,800		Sumitomo Rubber Industries, Inc.	290,993	0.1
47,300		Suzuki Motor Corp.	1,140,018	0.3
19,000	@,L	Yamada SxL Home Co. Ltd	29,497	0.0
7,000		T RAD Co., Ltd.	22,894	0.0
2,600		Tachi-S Co., Ltd.	39,510	0.0
15		Tact Home Co., Ltd.	33,260	0.0
2,500		Taiho Kogyo Co., Ltd.	32,571	0.0
2,400		Takamatsu Construction Group Co., Ltd.	43,217	0.0
31,000		Takashimaya Co., Ltd.	291,535	0.1
4,500		Takata Corp.	113,516	0.0
1,040		Take And Give Needs Co., Ltd.	24,758	0.0
2,000		Takihyo Co., Ltd.	8,516	0.0
2,300		Tamron Co., Ltd.	50,785	0.0
4,000		TBK Co., Ltd.	22,426	0.0
2,400		TPR Co., Ltd.	44,304	0.0
3,000		T-Gaia Corp.	30,993	0.0
11,000		Toabo Corp.	8,531	0.0
6,000		Toei Co., Ltd.	36,298	0.0
16,800		Toho Co., Ltd.	350,786	0.1
5,400		Tokai Rika Co., Ltd.	114,855	0.0
2,600		Tokai Rubber Industries, Inc.	25,350	0.0
6,000		Tokai Senko KK	7,352	0.0

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
820		Token Corp.	$45,476	0.0
12,300		Tokyo Broadcasting System, Inc.	167,370	0.1
700		Tokyo Derica Co. Ltd.	11,385	0.0
19,000		Tokyo Dome Corp.	149,344	0.1
17,000	L	Tokyotokeiba Co., Ltd.	82,720	0.0
5,900		Tomy Co., Ltd.	27,228	0.0
4,000		Tonichi Carlife Group, Inc.	12,415	0.0
3,100		Topre Corp.	40,004	0.0
2,200		Toridoll.corp	21,788	0.0
3,000		Totenko Co., Ltd.	5,931	0.0
1,600		Touei Housing Corp.	37,668	0.0
2,000		Tow Co., Ltd.	11,813	0.0
18,000		Toyo Tire & Rubber Co., Ltd.	108,995	0.0
6,700		Toyoda Gosei Co., Ltd.	165,640	0.1
8,400		Toyota Boshoku Corp.	112,876	0.0
20,700		Toyota Industries Corp.	896,313	0.2
290,860		Toyota Motor Corp.	18,655,047	4.8
5,000		TS Tech Co., Ltd.	197,747	0.1
11,850		TSI Holdings Co. Ltd.	80,279	0.0
5,000		Tsukamoto Corp. Co., Ltd.	9,672	0.0
600		Tsutsumi Jewelry Co., Ltd.	15,743	0.0
5,100		TV Asahi Corp.	118,685	0.1
2,700		Tv Tokyo Holdings Corp.	47,562	0.0
3,700		Unipres Corp.	78,608	0.0
2,200		United Arrows Ltd.	92,669	0.0
38,000	@	Unitika Ltd.	22,887	0.0
3,100		U-Shin Ltd.	23,258	0.0
27,600		USS Co., Ltd.	399,629	0.1
1,200		ValueCommerce Co. Ltd.	14,245	0.0
13,000		Wacoal Holdings Corp.	138,655	0.1
1,200		Watabe Wedding Corp.	9,003	0.0
2,600	L	WATAMI Co., Ltd.	43,730	0.0
300		Wowow, Inc.	10,538	0.0
2,500		Xebio Co., Ltd.	56,371	0.0
103,100		Yamada Denki Co., Ltd.	304,952	0.1
17,600		Yamaha Corp.	252,173	0.1
34,700		Yamaha Motor Co., Ltd.	510,375	0.1
2,900		Yamato International, Inc.	13,003	0.0
1,500		Yellow Hat Ltd.	28,108	0.0
1,900		Yokohama Reito Co., Ltd.	15,689	0.0
26,000		Yokohama Rubber Co., Ltd.	257,510	0.1
6,000		Yomiuri Land Co., Ltd.	55,915	0.0
1,600		Yorozu Corp.	31,879	0.0
5,200		Yoshinoya D&C Co., Ltd.	60,885	0.0
2,400		Zenrin Co., Ltd.	26,999	0.0
8,200	L	Zensho Holdings Co., Ltd.	95,141	0.0
			79,504,791	20.2

		Consumer Staples: 7.1%
80,000		Aeon Co., Ltd.	1,104,241	0.3
2,300		Aeon Hokkaido Corp.	13,078	0.0
1,300		Ain Pharmaciez, Inc.	55,079	0.0
63,000		Ajinomoto Co., Inc.	828,901	0.2
3,300		Arcs Co., Ltd.	61,243	0.0
1,500		Ariake Japan Co., Ltd.	37,196	0.0
51,200		Asahi Group Holdings, Ltd.	1,347,873	0.4
2,600		Belc Co., Ltd.	47,344	0.0
9,200		Calbee, Inc.	266,978	0.1
2,100		Cawachi Ltd.	41,636	0.0
2,200		CFS Corp.	8,806	0.0
3,300		Chubu Shiryo Co., Ltd.	18,758	0.0
5,670		Coca-Cola Central Japan Co., Ltd.	91,122	0.0
8,700		Coca-Cola West Co., Ltd.	173,871	0.1
1,720		Cocokara Fine Holdings, Inc.	54,760	0.0
1,000		Cosmos Pharmaceutical Corp.	131,905	0.0
1,300		Create SD Holdings	47,604	0.0
800		Daikokutenbussan Co., Ltd.	23,182	0.0
16	L	Dr Ci:Labo Co., Ltd.	47,627	0.0
1,200		Dydo Drinco, Inc.	49,235	0.0
1,600		Eco’s Co., Ltd.	9,808	0.0
8,000		Ezaki Glico Co., Ltd.	75,894	0.0
7,100		FamilyMart Co., Ltd.	307,526	0.1
5,200		Fancl Corp.	63,331	0.0
6,500		Fuji Oil Co., Ltd.	113,050	0.0
2,000		Fujicco Co., Ltd.	24,654	0.0
19,000		Fujiya Co., Ltd.	37,533	0.0
500		Genky Stores, Inc.	10,519	0.0
2,400		Harashin Narus Holdings Co., Ltd.	42,822	0.0
12,000	@	Hayashikane Sangyo Co., Ltd.	11,274	0.0
3,800		Heiwado Co., Ltd.	59,226	0.0
2,900		Hokuto Corp.	52,552	0.0
7,500		House Foods Corp.	116,591	0.0
3,300		Inageya Co., Ltd.	33,975	0.0
6,600		Ito En Ltd.	150,126	0.1
1,200		Itochu-Shokuhin Co., Ltd.	40,073	0.0
12,000		Itoham Foods, Inc.	50,001	0.0
9,000		Izumiya Co., Ltd.	41,708	0.0
140,900		Japan Tobacco, Inc.	5,079,413	1.3
17,000		J-Oil Mills, Inc.	54,232	0.0
9,000		Kagome Co., Ltd.	153,016	0.1
1,100		Kameda Seika Co. Ltd.	32,910	0.0
61,800		Kao Corp.	1,929,942	0.5
2,100		Kasumi Co., Ltd.	13,216	0.0
2,800		Kato Sangyo Co., Ltd.	60,028	0.0
13,000		Kewpie Corp.	206,574	0.1
2,600		KEY Coffee, Inc.	41,358	0.0

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Staples: (continued)
22,000		Kikkoman Corp.	$403,380	0.1
109,000		Kirin Brewery Co., Ltd.	1,591,419	0.4
1,700		Kirindo Co., Ltd.	11,312	0.0
3,800		Kobayashi Pharmaceutical Co., Ltd.	217,674	0.1
4,400		Kose Corp.	127,381	0.0
200		Kusuri No Aoki Co. Ltd.	13,080	0.0
11,000		Kyodo Shiryo Co., Ltd.	12,912	0.0
10,000		Kyokuyo Co. Ltd.	28,975	0.0
8,600		Lawson, Inc.	674,278	0.2
700		Life Corp.	9,262	0.0
30,000		Lion Corp.	182,988	0.1
1,900		Mandom Corp.	66,499	0.0
7,000		Marudai Food Co., Ltd.	22,657	0.0
10,000		Maruetsu, Inc.	32,587	0.0
49,000		Maruha Nichiro Holdings, Inc.	93,014	0.0
3,300		Matsumotokiyoshi Holdings Co., Ltd.	106,720	0.0
4,900		Megmilk Snow Brand Co., Ltd.	72,497	0.0
7,800		MEIJI Holdings Co., Ltd.	427,530	0.1
700		Meito Sangyo Co., Ltd.	7,349	0.0
760		Milbon Co., Ltd.	31,179	0.0
700		Ministop Co., Ltd.	10,918	0.0
15,000		Mitsui Sugar Co., Ltd.	47,260	0.0
14,000		Miyoshi Oil & Fat Co., Ltd.	22,721	0.0
15,000		Morinaga & Co., Ltd.	32,243	0.0
26,000		Morinaga Milk Industry Co., Ltd.	82,131	0.0
10,000		Morozoff Ltd.	32,047	0.0
1,000		Nagatanien Co., Ltd.	8,982	0.0
2,000		Nakamuraya Co., Ltd.	8,228	0.0
3,000		Natori Co., Ltd.	28,650	0.0
8,000		Nichimo Co. Ltd	15,574	0.0
29,000		Nichirei Corp.	158,059	0.1
510		Nihon Chouzai Co., Ltd.	13,965	0.0
18,000		Nippon Beet Sugar Manufacturing Co., Ltd.	33,571	0.0
15,000		Nippon Flour Mills Co., Ltd.	75,432	0.0
15,000		Nippon Formula Feed Manufacturing Co., Ltd.	19,297	0.0
20,000		Nippon Meat Packers, Inc.	287,057	0.1
30,800		Nippon Suisan Kaisha Ltd.	66,318	0.0
5,000		Nisshin Oillio Group Ltd.	17,378	0.0
25,950		Nisshin Seifun Group, Inc.	262,299	0.1
10,100		Nissin Food Products Co., Ltd.	415,051	0.1
16,000		Oenon Holdings, Inc.	40,853	0.0
1,000		OIE Sangyo Co., Ltd.	8,320	0.0
2,000		Okuwa Co., Ltd.	18,467	0.0
2,300		Olympic Group Corp.	17,323	0.0
3,900		Pigeon Corp.	192,027	0.1
2,500		Pola Orbis Holdings, Inc.	89,669	0.0
9,000		Prima Meat Packers Ltd.	18,914	0.0
1,500		Rock Field Co., Ltd.	29,684	0.0
2,500		Mitsubishi Shokuhin Co. Ltd.	68,639	0.0
4,000		S Foods, Inc.	36,781	0.0
1,800		Sakata Seed Corp.	24,856	0.0
1,400		San-A Co., Ltd.	39,482	0.0
38,000		Sapporo Holdings Ltd.	165,345	0.1
93,400		Seven & I Holdings Co., Ltd.	3,424,043	0.9
42,600	L	Shiseido Co., Ltd.	767,288	0.2
4,000		Showa Sangyo Co., Ltd.	12,399	0.0
1,000		Sogo Medical Co., Ltd.	38,426	0.0
2,400		ST Corp.	24,416	0.0
5,000		Starzen Co., Ltd.	14,053	0.0
3,800		Sugi Pharmacy Co., Ltd.	163,157	0.1
4,500		Sundrug Co., Ltd.	224,619	0.1
13,200		Suntory Beverage & Food Ltd.	445,170	0.1
21,000		Takara Holdings, Inc.	192,153	0.1
4,000		Tobu Store Co., Ltd.	10,596	0.0
7,000		Toho Co., Ltd./Hyogo	25,184	0.0
4,300		Torigoe Co., Ltd.	28,078	0.0
13,000		Toyo Suisan Kaisha Ltd.	381,692	0.1
2,100		Tsuruha Holdings, Inc.	185,282	0.1
13,200		Uni-Charm Corp.	772,479	0.2
3,700		Aderans Co. Ltd.	53,548	0.0
21,000		UNY Co., Ltd.	135,698	0.0
3,800		Valor Co., Ltd.	57,626	0.0
2,300		Warabeya Nichiyo Co., Ltd.	40,787	0.0
540		Welcia Holdings Co. Ltd	28,592	0.0
2,500		Yaizu Suisankagaku Industry Co., Ltd.	22,229	0.0
14,900	L	Yakult Honsha Co., Ltd.	748,092	0.2
11,000		Yamatane Corp.	21,573	0.0
1,230		Yamaya Corp.	18,708	0.0
20,000		Yamazaki Baking Co., Ltd.	216,001	0.1
900		Yamazawa Co., Ltd.	13,827	0.0
1,600		Yaoko Co., Ltd.	58,171	0.0
4,000		Yomeishu Seizo Co., Ltd.	33,125	0.0
2,200		Yonekyu Corp.	17,268	0.0
			27,956,305	7.1

		Energy: 1.1%
4,700		AOC Holdings, Inc.	17,138	0.0
61,000		Cosmo Oil Co., Ltd.	114,497	0.0
2,000		Fuji Kosan Co., Ltd.	12,076	0.0
2,900		Idemitsu Kosan Co., Ltd.	251,352	0.1

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
123,000		Inpex Holdings, Inc.	$1,453,688	0.4
2,600		Itochu Enex Co., Ltd.	13,529	0.0
800		Japan Drilling Co. Ltd.	61,798	0.0
4,000		Japan Oil Transportation Co., Ltd.	8,974	0.0
3,800		Japan Petroleum Exploration Co.	163,711	0.0
263,810		JX Holdings, Inc.	1,371,018	0.4
4,000		Kanto Natural Gas Development Ltd	30,840	0.0
3,800		Mitsuuroko Co., Ltd.	18,632	0.0
2,300		Modec, Inc.	72,359	0.0
3,600		Nippon Gas Co., Ltd.	43,477	0.0
3,500		Sala Corp.	18,632	0.0
4,000		San-Ai Oil Co., Ltd.	17,308	0.0
5,100		Shinko Plantech Co., Ltd.	42,655	0.0
21,700		Showa Shell Sekiyu KK	243,102	0.1
8,000		Sinanen Co., Ltd.	31,224	0.0
37,000		TonenGeneral Sekiyu KK	342,245	0.1
9,000		Toyo Kanetsu K K	27,052	0.0
			4,355,307	1.1

		Financials: 19.5%
37,000		77 Bank Ltd.	182,609	0.1
45,600		Acom Co., Ltd.	172,415	0.1
8,300		AEON Financial Service Co., Ltd.	261,441	0.1
12,870		Aeon Mall Co., Ltd.	383,103	0.1
1,000		Aichi Bank Ltd.	47,893	0.0
37,500	@	Aiful Corp.	191,898	0.1
3,700		Airport Facilities Co., Ltd.	34,747	0.0
14,000		Akita Bank Ltd.	37,877	0.0
20,000		Aomori Bank Ltd.	53,243	0.0
82,000		Aozora Bank Ltd.	243,520	0.1
20,000		Awa Bank Ltd.	108,344	0.0
1,100		Bank of Iwate Ltd.	53,046	0.0
41,000		Bank of Kyoto Ltd.	361,205	0.1
22,000		Bank of Nagoya Ltd.	84,563	0.0
1,900		Bank of Okinawa Ltd.	75,919	0.0
12,000		Bank of Saga Ltd.	25,341	0.0
2,100		Bank of the Ryukyus Ltd.	26,384	0.0
139,000		Bank of Yokohama Ltd.	797,179	0.2
5,700		Century Leasing System, Inc.	179,437	0.1
87,000		Chiba Bank Ltd.	637,140	0.2
5,100	@	Chiba Kogyo Bank Ltd.	40,925	0.0
17,000		Chugoku Bank Ltd.	239,467	0.1
15,000		Chukyo Bank Ltd.	27,036	0.0
439,440		Sumitomo Mitsui Trust Holdings, Inc.	2,184,046	0.6
19,800		Credit Saison Co., Ltd.	539,185	0.2
6,800		Daibiru Corp.	79,739	0.0
119,500		Dai-ichi Life Insurance Co., Ltd.	1,711,352	0.4
2,500		Daiko Clearing Services Corp.	17,495	0.0
33,000		Daikyo, Inc.	105,769	0.0
23,000		Daisan Bank Ltd.	37,552	0.0
30,000		Daishi Bank Ltd.	108,409	0.0
13,000		Daito Bank Ltd.	12,752	0.0
9,800		Daito Trust Construction Co., Ltd.	980,718	0.3
67,000		Daiwa House Industry Co., Ltd.	1,265,691	0.3
223,000		Daiwa Securities Group, Inc.	2,012,498	0.5
500		eGuarantee, Inc.	10,700	0.0
17,000		Ehime Bank Ltd.	41,599	0.0
14,000		Eighteenth Bank Ltd.	33,144	0.0
11,800		FIDEA Holdings Co., Ltd.	24,097	0.0
900		Financial Products Group Co. Ltd.	10,377	0.0
23,000		Fukui Bank Ltd.	50,975	0.0
92,000		Fukuoka Financial Group, Inc.	416,575	0.1
10,000		Fukushima Bank Ltd.	8,892	0.0
2,200		Fuyo General Lease Co., Ltd.	82,858	0.0
2,020		Goldcrest Co., Ltd.	54,813	0.0
52,000		Gunma Bank Ltd.	305,171	0.1
43,000		Hachijuni Bank Ltd.	267,673	0.1
4,600		Heiwa Real Estate Co., Ltd.	85,016	0.0
12,000		Higashi-Nippon Bank Ltd.	28,546	0.0
12,000		Higo Bank Ltd.	70,449	0.0
64,000		Hiroshima Bank Ltd.	273,124	0.1
4,700		Hitachi Capital Corp.	113,578	0.0
27,000		Hokkoku Bank Ltd.	102,740	0.0
29,000		Hokuetsu Bank Ltd.	64,518	0.0
154,000		Hokugin Financial Group, Inc.	324,000	0.1
22,000		Hyakugo Bank Ltd.	90,812	0.0
26,000		Hyakujushi Bank Ltd.	103,557	0.0
2,900		IBJ Leasing Co., Ltd.	75,774	0.0
4,500		Ichiyoshi Securities Co., Ltd.	66,579	0.0
2,200		Iida Home Max	44,885	0.0
2,500		Iwai Securities Co., Ltd.	37,696	0.0
25,000		Iyo Bank Ltd.	262,514	0.1
12,000		Jaccs Co., Ltd.	60,446	0.0
3,200		Jafco Co., Ltd.	154,105	0.1
20,000	@	Japan Asia Investment Co., Ltd.	19,674	0.0
7,311		Japan Securities Finance Co., Ltd.	55,147	0.0
13,700		Jimoto Holdings, Inc.	29,516	0.0
800		Jowa Holdings Co. Ltd	23,900	0.0
84,000		Joyo Bank Ltd.	451,874	0.1
26,000		Juroku Bank Ltd.	102,536	0.0
10,200		kabu.com Securities Co., Ltd.	56,489	0.0
14,000		Kagoshima Bank Ltd.	95,681	0.0
27,000		Kansai Urban Banking Corp.	30,085	0.0
5,900		Keihanshin Building Co. Ltd.	33,296	0.0

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
14,000		Keiyo Bank Ltd.	$73,810	0.0
23,900	@,L	Kenedix, Inc.	128,057	0.0
1,200		Kita-Nippon Bank Ltd.	28,681	0.0
100,000		Kiyo Holdings, Inc.	138,359	0.0
7,000		Kosei Securities Co., Ltd.	20,193	0.0
3,100		Kyokuto Securities Co., Ltd.	55,222	0.0
2,300		Land Business Co., Ltd.	11,479	0.0
20,900	@	Leopalace21 Corp.	154,152	0.1
7,500		Marusan Securities Co., Ltd.	63,104	0.0
11,800	L	Matsui Securities Co., Ltd.	130,945	0.0
17,000		Michinoku Bank Ltd.	34,344	0.0
5,000		Mie Bank Ltd.	10,357	0.0
8,000		Minato Bank Ltd.	13,624	0.0
5,000		Mito Securities Co., Ltd.	27,091	0.0
157,000		Mitsubishi Estate Co., Ltd.	4,652,808	1.2
1,691,500		Mitsubishi UFJ Financial Group, Inc.	10,849,886	2.8
57,300		Mitsubishi UFJ Lease & Finance Co., Ltd.	304,615	0.1
106,000		Mitsui Fudosan Co., Ltd.	3,579,554	0.9
66,911		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,753,780	0.5
19,000		Miyazaki Bank Ltd.	58,351	0.0
2,889,200	L	Mizuho Financial Group, Inc.	6,280,985	1.6
26,000		Monex Beans Holdings, Inc.	110,051	0.0
3,800		Musashino Bank Ltd.	139,393	0.1
13,000		Nagano Bank Ltd.	23,190	0.0
22,000		Nanto Bank Ltd.	88,608	0.0
79,000		Nishi-Nippon City Bank Ltd.	215,622	0.1
2,900		Nisshin Fudosan Co.	20,277	0.0
49,850		NKSJ Holdings, Inc.	1,285,914	0.3
457,200		Nomura Holdings, Inc.	3,576,090	0.9
10,500		Nomura Real Estate Holdings, Inc.	259,244	0.1
33,000		North Pacific Bank Ltd.	139,250	0.1
14,600		NTT Urban Development Corp.	192,492	0.1
21,000		Ogaki Kyoritsu Bank Ltd.	60,632	0.0
17,000		Oita Bank Ltd.	55,997	0.0
18,000		Okasan Securities Group, Inc.	166,500	0.1
45,000	@	Orient Corp.	124,688	0.0
133,700		ORIX Corp.	2,185,718	0.6
28,400	L	Osaka Securities Exchange Co. Ltd.	631,495	0.2
1,800		Pocket Card Co., Ltd.	15,472	0.0
400		Relo Holdings, Inc.	17,935	0.0
212,700		Resona Holdings, Inc.	1,092,004	0.3
900		Ricoh Leasing Co., Ltd.	25,189	0.0
15,000		San-In Godo Bank Ltd.	116,629	0.0
28,660		Softbank Investment Corp.	371,966	0.1
19,230		Senshu Ikeda Holdings, Inc.	99,237	0.0
74,700		Seven Bank Ltd.	250,236	0.1
22,000		Shiga Bank Ltd.	125,088	0.0
13,000		Shikoku Bank Ltd.	30,028	0.0
1,200		Shimizu Bank Ltd.	35,113	0.0
196,000		Shinsei Bank Ltd.	478,368	0.1
66,000		Shizuoka Bank Ltd.	752,892	0.2
30,400		Hulic Co. Ltd.	457,024	0.1
21,500		Sony Financial Holdings, Inc.	395,003	0.1
168,952	L	Sumitomo Mitsui Financial Group, Inc.	8,181,577	2.1
1,920		Sumitomo Real Estate Sales Co., Ltd.	63,483	0.0
54,000		Sumitomo Realty & Development Co., Ltd.	2,573,771	0.7
2,300		Sun Frontier Fudousan Co., Ltd.	29,747	0.0
23,000		Suruga Bank Ltd.	396,491	0.1
76,800		T&D Holdings, Inc.	953,639	0.3
7,000		Taiko Bank Ltd.	16,065	0.0
11,900		Takara Leben Co., Ltd.	40,862	0.0
9,100		TOC Co., Ltd.	77,286	0.0
10,000		Tochigi Bank Ltd.	38,510	0.0
16,000		Toho Bank Ltd.	49,278	0.0
24,000		Tohoku Bank Ltd.	35,989	0.0
24,900		Tokai Tokyo Financial Holdings	208,911	0.1
86,700		Tokio Marine Holdings, Inc.	2,842,463	0.7
5,000		Tokyo Rakutenchi Co., Ltd.	25,911	0.0
44,000		Tokyo Tatemono Co., Ltd.	404,548	0.1
2,700		Tokyo Tatemono Real Estate Sales Co., Ltd.	13,772	0.0
15,000		Tokyo Theatres Co., Inc.	26,090	0.0
4,400		Tokyo Tomin Bank Ltd.	50,861	0.0
50,000		Tokyu Land Corp.	517,575	0.1
2,200		Tokyu Livable, Inc.	48,009	0.0
11,000		Tomato Bank Ltd.	19,980	0.0
18,200		TOMONY Holdings, Inc.	71,715	0.0
3,600		Tosei Corp.	31,657	0.0
17,000		Tottori Bank Ltd.	32,460	0.0
13,000		Towa Bank Ltd.	12,101	0.0
11,000		Toyo Securities Co., Ltd.	39,911	0.0
3,800		Tsukuba Bank Ltd.	13,793	0.0
1,500		Yachiyo Bank Ltd.	45,095	0.0
11,000		Yamagata Bank Ltd.	48,780	0.0
23,000		Yamaguchi Financial Group, Inc.	226,291	0.1
9,000		Yamanashi Chuo Bank Ltd.	37,501	0.0

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
2,300		Zenkoku Hosho Co. Ltd.	$102,106	0.0
			76,666,319	19.5

		Health Care: 5.4%
6,000		Alfresa Holdings Corp.	309,800	0.1
700		As One Corp.	14,436	0.0
5,000		ASKA Pharmaceutical Co., Ltd.	36,430	0.0
51,400		Astellas Pharma, Inc.	2,625,512	0.7
1,800		BML, Inc.	58,972	0.0
24,000		Chugai Pharmaceutical Co., Ltd.	493,540	0.1
1,400		CMIC Co., Ltd.	19,180	0.0
900		Create Medic Co., Ltd.	8,397	0.0
74,900		Daiichi Sankyo Co., Ltd.	1,360,294	0.4
17,200	L	Dainippon Sumitomo Pharma Co., Ltd.	235,052	0.1
600		Daito Pharmaceutical Co. Ltd	8,905	0.0
2,200		Eiken Chemical Co., Ltd.	41,106	0.0
29,200	L	Eisai Co., Ltd.	1,188,353	0.3
34	L	EPS Co., Ltd.	33,274	0.0
1,700		Falco Biosystems Ltd.	23,762	0.0
7,600		Hisamitsu Pharmaceutical Co., Inc.	424,772	0.1
3,000		Hitachi Medical Corp.	40,352	0.0
1,300		Hogy Medical Co., Ltd.	72,109	0.0
800	@,L	I’rom Holdings Co., Ltd.	7,386	0.0
9,000		Jeol Ltd.	43,268	0.0
8,000		Kaken Pharmaceutical Co., Ltd.	121,369	0.0
3,500		Kissei Pharmaceutical Co., Ltd.	80,336	0.0
6,900		Kyorin Co., Ltd.	147,541	0.1
30,000		Kyowa Hakko Kogyo Co., Ltd.	308,903	0.1
55		M3, Inc.	152,519	0.1
22,700		Medipal Holdings Corp.	280,438	0.1
6,100		Miraca Holdings, Inc.	272,622	0.1
19,900		Mitsubishi Tanabe Pharma Corp.	279,289	0.1
1,600		Mochida Pharmaceutical Co., Ltd.	104,828	0.0
3,600		Nagaileben Co., Ltd.	58,470	0.0
3,900		Nichii Gakkan Co.	39,003	0.0
3,700		Nichi-iko Pharmaceutical Co., Ltd.	86,450	0.0
4,800		Nihon Kohden Corp.	196,778	0.1
8,000		Nikkiso Co., Ltd.	84,429	0.0
5,000		Nippon Chemiphar Co., Ltd.	24,352	0.0
4,000		Nippon Shinyaku Co., Ltd.	69,123	0.0
11,900		Nipro Corp.	115,118	0.0
2,300		Nissui Pharmaceutical Co., Ltd.	26,559	0.0
30,200		Olympus Corp.	922,496	0.2
11,700		Ono Pharmaceutical Co., Ltd.	718,891	0.2
47,200		Otsuka Holdings Co. Ltd.	1,368,594	0.4
1,900		Paramount Bed Holdings Co. Ltd.	59,582	0.0
10,000		Rohto Pharmaceutical Co., Ltd.	141,221	0.0
8,200		Santen Pharmaceutical Co., Ltd.	398,208	0.1
3,200		Sawai Pharmaceutical Co., Ltd.	224,700	0.1
3,400		Seikagaku Corp.	46,011	0.0
1,400		Shin Nippon Biomedical Laboratories Ltd.	19,921	0.0
35,000		Shionogi & Co., Ltd.	736,795	0.2
3,100		Ship Healthcare Holdings, Inc.	120,920	0.0
8,900		Suzuken Co., Ltd.	293,140	0.1
8,200		Sysmex Corp.	524,391	0.1
1,500		Taiko Pharmaceutical Co. Ltd.	25,272	0.0
5,800		Taisho Pharmaceutical Holdings Co. Ltd.	383,015	0.1
88,700		Takeda Pharmaceutical Co., Ltd.	4,189,304	1.1
17,500		Terumo Corp.	900,905	0.2
7,000		Toho Holdings Co., Ltd.	127,853	0.0
1,600		Tokai Corp./Gifu	42,996	0.0
2,100		Torii Pharmaceutical Co., Ltd.	56,485	0.0
1,400		Towa Pharmaceutical Co., Ltd.	69,537	0.0
2,000		Tsukui Corp.	24,434	0.0
6,800	L	Tsumura & Co.	199,609	0.1
5,300		Vital KSK Holdings, Inc.	40,222	0.0
5,000		Wakamoto Pharmaceutical Co., Ltd.	14,095	0.0
2,200		ZERIA Pharmaceutical Co., Ltd.	47,855	0.0
			21,189,479	5.4

		Industrials: 20.9%
1,800		Advan Co., Ltd.	21,971	0.0
1,800		Aeon Delight Co., Ltd.	34,622	0.0
6,200		Aica Kogyo Co., Ltd.	123,725	0.0
6,600		Aichi Corp.	35,608	0.0
3,600		Aida Engineering Ltd.	33,097	0.0
1,500		Airtech Japan Ltd.	7,452	0.0
447,000	L	All Nippon Airways Co., Ltd.	975,715	0.3
36,000		Amada Co., Ltd.	325,349	0.1
3,000		Anest Iwata Corp.	15,143	0.0
6,000	@	Arrk Corp.	15,764	0.0
4,300		Asahi Diamond Industrial Co., Ltd.	42,733	0.0
119,000		Asahi Glass Co., Ltd.	739,369	0.2

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
3,600		Asahi Kogyosha Co., Ltd.	$13,429	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	9,034	0.0
3,100		Azuma Shipping Co. Ltd	8,851	0.0
3,000		Bando Chemical Industries Ltd.	11,892	0.0
4,000		Bunka Shutter Co., Ltd.	20,686	0.0
23,000		Central Glass Co., Ltd.	76,324	0.0
18,900		Central Japan Railway Co.	2,425,905	0.6
1,900		Central Security Patrols Co., Ltd.	18,212	0.0
20,000		Chiyoda Corp.	241,340	0.1
1,300		Chiyoda Integre Co., Ltd.	18,118	0.0
4,600		Chudenko Corp.	64,305	0.0
5,000		Chugai Ro Co., Ltd.	13,143	0.0
5,900		CKD Corp.	52,058	0.0
12,800		COMSYS Holdings Corp.	178,918	0.1
4,000		Cosel Co., Ltd.	48,584	0.0
2,700		CTI Engineering Co., Ltd.	22,629	0.0
70,000	L	Dai Nippon Printing Co., Ltd.	742,155	0.2
7,000		Dai-Dan Co., Ltd.	38,250	0.0
9,500		Daifuku Co., Ltd.	103,201	0.0
10,000		Daihen Corp.	40,166	0.0
9,000		Daiho Corp.	25,418	0.0
21,000	@,L	Daiichi Chuo KK	25,620	0.0
9,000		Daiichi Jitsugyo Co., Ltd.	39,593	0.0
31,100		Daikin Industries Ltd.	1,659,925	0.4
3,500		Daiseki Co., Ltd.	64,648	0.0
7,000	@	Danto Holdings Corp.	9,120	0.0
1,200		Denyo Co., Ltd.	15,042	0.0
11		Dream Incubator, Inc.	17,920	0.0
7,000		Duskin Co., Ltd.	140,263	0.1
41,800		East Japan Railway Co.	3,602,522	0.9
49,000		Ebara Corp.	275,500	0.1
700		Ebara Jitsugyo Co. Ltd.	9,490	0.0
10,000	@	Enshu Ltd.	17,632	0.0
23,600		Fanuc Ltd.	3,911,159	1.0
13,800		Fudo Tetra Corp.	25,463	0.0
67,000		Fuji Electric Holdings Co., Ltd.	274,072	0.1
37,000		Fujikura Ltd.	143,782	0.1
7,000		Fujitec Co., Ltd.	88,170	0.0
6,000		Fukuda Corp.	23,023	0.0
2,100		Fukushima Industries Corp.	32,951	0.0
11,000		Fukuyama Transporting Co., Ltd.	71,704	0.0
4,000	@	FULLCAST Holdings Co., Ltd.	12,253	0.0
6,200		Funai Consulting Co., Ltd.	48,846	0.0
35,000		Furukawa Co., Ltd.	79,866	0.0
74,000		Furukawa Electric Co., Ltd.	171,157	0.1
5,200		Futaba Corp.	66,711	0.0
1,700		Gakujo Co., Ltd.	12,743	0.0
7,300		Glory Ltd.	183,932	0.1
45,000		GS Yuasa Corp.	262,362	0.1
600		Hamakyorex Co., Ltd.	17,245	0.0
146,000		Hankyu Hanshin Holdings, Inc.	811,488	0.2
23,000		Hanwa Co., Ltd.	109,089	0.0
12,100		Hazama Corp.	40,332	0.0
2,200		Hibiya Engineering Ltd.	26,738	0.0
29,000		Hino Motors Ltd.	429,793	0.1
1,400		Hirakawa Hewtech Corp.	11,090	0.0
5,000		Hisaka Works Ltd.	47,735	0.0
12,300		Hitachi Construction Machinery Co., Ltd.	276,793	0.1
3,400		Hitachi Transport System Ltd.	47,363	0.0
17,300		Hitachi Zosen Corp.	136,056	0.1
5,200		Hoshizaki Electric Co., Ltd.	179,689	0.1
5,000		Hosokawa Micron Corp.	35,382	0.0
2,000		Howa Machinery Ltd.	17,645	0.0
5,300		Ichinen Holdings Co., Ltd.	37,187	0.0
1,000		Idec Corp.	9,380	0.0
158,000		IHI Corp.	668,122	0.2
8,200		Iino Kaiun Kaisha Ltd.	53,282	0.0
2,500		Inaba Denki Sangyo Co., Ltd.	75,135	0.0
2,600		Inaba Seisakusho Co., Ltd.	35,788	0.0
7,200		Inabata & Co., Ltd.	69,433	0.0
3,800	L	Inui Steamship Co., Ltd.	15,358	0.0
22,000		Iseki & Co., Ltd.	78,346	0.0
7,000		Ishii Iron Works Co., Ltd.	23,384	0.0
178,800		Itochu Corp.	2,202,671	0.6
2,600		Itoki Corp.	13,582	0.0
6,000	@,L	Iwasaki Electric Co., Ltd.	13,963	0.0
22,000		Iwatani International Corp.	89,056	0.0
25,600		Japan Airlines Co. Ltd.	1,551,206	0.4
7,100		Japan Airport Terminal Co., Ltd.	164,319	0.1
5,100	@	Japan Bridge Corp.	10,960	0.0
16,000		Japan Pulp & Paper Co., Ltd.	53,000	0.0
37,000		Japan Steel Works Ltd.	215,440	0.1
10,000		Japan Transcity Corp.	35,219	0.0
26,000		JGC Corp.	941,325	0.3
2,600		JK Holdings Co., Ltd.	16,060	0.0
33,270		LIXIL Group Corp.	685,859	0.2
24,100		JTEKT Corp.	331,455	0.1
20,000	L	Juki Corp.	38,244	0.0
114,000		Kajima Corp.	464,347	0.1

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
1,000		Kamei Corp.	$7,607	0.0
26,000		Kamigumi Co., Ltd.	221,350	0.1
2,000		Kanaden Corp.	13,213	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	16,198	0.0
2,000		Kanamoto Co., Ltd.	54,743	0.0
9,000		Kandenko Co., Ltd.	54,412	0.0
51,000	@	Kanematsu Corp.	69,290	0.0
3,400		Katakura Industries Co., Ltd.	46,345	0.0
7,000		Kato Works Co., Ltd.	42,194	0.0
1,000		Kawada Technologies, Inc.	29,444	0.0
179,000		Kawasaki Heavy Industries Ltd.	779,517	0.2
100,000		Kawasaki Kisen Kaisha Ltd.	235,573	0.1
51,000		Keihan Electric Railway Co., Ltd.	207,816	0.1
60,000		Keihin Electric Express Railway Co., Ltd.	568,072	0.2
65,000		Keio Corp.	466,894	0.1
36,000		Keisei Electric Railway Co., Ltd.	375,842	0.1
3,300		Kimura Chemical Plants Co., Ltd.	19,753	0.0
900		Kimura Unity Co., Ltd.	9,121	0.0
16,000		Kinden Corp.	172,669	0.1
2,000		King Jim Co., Ltd.	14,283	0.0
3,000		Kinki Sharyo Co., Ltd.	10,096	0.0
209,000		Kintetsu Corp.	780,354	0.2
2,500		Kintetsu World Express, Inc.	89,963	0.0
14,000		Kitagawa Iron Works Co., Ltd.	27,860	0.0
15,000		Kitano Construction Corp.	34,374	0.0
4,000		Kitazawa Sangyo Co., Ltd.	7,294	0.0
10,800		Kitz Corp.	48,853	0.0
8,900		Kokuyo Co., Ltd.	69,317	0.0
3,950		Komai Tekko, Inc.	10,149	0.0
110,600		Komatsu Ltd.	2,761,569	0.7
1,700		Komatsu Wall Industry Co., Ltd.	32,920	0.0
5,300		Komori Corp.	78,134	0.0
4,200		Kosaido Co., Ltd.	23,095	0.0
800		KRS Corp.	8,301	0.0
124,000		Kubota Corp.	1,802,224	0.5
8,000	@	Kumagai Gumi Co., Ltd.	19,144	0.0
13,200		Kurita Water Industries Ltd.	280,483	0.1
1,700		Kuroda Electric Co., Ltd.	22,754	0.0
3,000		Kyodo Printing Co., Ltd.	8,769	0.0
2,400		Kyokuto Kaihatsu Kogyo Co. Ltd.	30,970	0.0
8,600		Kyowa Exeo Corp.	101,373	0.0
7,000		Kyudenko Corp.	37,651	0.0
3,700		Mabuchi Motor Co., Ltd.	195,600	0.1
15,000		Maeda Corp.	92,376	0.0
7,000		Maeda Road Construction Co., Ltd.	116,173	0.0
2,800		Maezawa Industries, Inc.	11,193	0.0
2,900		Maezawa Kasei Industries Co., Ltd.	31,159	0.0
1,500		Maezawa Kyuso Industries Co., Ltd.	19,375	0.0
9,000		Makino Milling Machine Co., Ltd.	63,889	0.0
14,000		Makita Corp.	815,686	0.2
185,000		Marubeni Corp.	1,463,055	0.4
700		Maruka Machinery Co. Ltd.	10,817	0.0
3,000		Maruyama Manufacturing Co., Inc.	8,512	0.0
12,000		Maruzen Showa Unyu Co., Ltd.	41,507	0.0
1,500		Matsuda Sangyo Co., Ltd.	21,469	0.0
4,000		Matsui Construction Co., Ltd.	16,331	0.0
2,000		Max Co., Ltd.	23,222	0.0
23,000		Meidensha Corp.	84,476	0.0
2,800		Meitec Corp.	80,800	0.0
900		Meito Transportation Co., Ltd.	5,901	0.0
2,400		Meiwa Corp.	8,037	0.0
33,000		Minebea Co., Ltd.	168,914	0.1
8,910		Mirait Holdings Corp.	76,247	0.0
8,000		MISUMI Group, Inc.	232,573	0.1
174,400		Mitsubishi Corp.	3,540,985	0.9
228,000		Mitsubishi Electric Corp.	2,405,835	0.6
381,000		Mitsubishi Heavy Industries Ltd.	2,197,139	0.6
9,000		Mitsubishi Kakoki Kaisha Ltd.	17,679	0.0
17,000		Mitsubishi Logistics Corp.	257,770	0.1
2,400		Mitsubishi Pencil Co., Ltd.	57,486	0.0
3,000		Mitsuboshi Belting Co., Ltd.	15,924	0.0
192,900		Mitsui & Co., Ltd.	2,812,855	0.7
92,000		Mitsui Engineering & Shipbuilding Co., Ltd.	189,478	0.1
17,000		Mitsui Matsushima Co., Ltd.	28,558	0.0
112,000		Mitsui OSK Lines Ltd.	507,344	0.1
8,000		Mitsui-Soko Co., Ltd.	44,800	0.0
4,000		Mitsumura Printing Co., Ltd.	10,839	0.0
3,800		Miura Co., Ltd.	104,855	0.0
11,000	@	Miyaji Engineering Group, Inc.	23,321	0.0
2,900		MonotaRO Co. Ltd.	85,198	0.0
13,400		Mori Seiki Co., Ltd.	209,080	0.1
4,000		Morita Holdings Corp.	30,862	0.0

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
4,700		Moshi Moshi Hotline, Inc.	$54,993	0.0
12,100		Nabtesco Corp.	295,725	0.1
1,900		NAC Co., Ltd.	31,176	0.0
24,000		Nachi-Fujikoshi Corp.	134,327	0.1
13,600		Nagase & Co., Ltd.	173,317	0.1
85,000	L	Nagoya Railroad Co., Ltd.	249,492	0.1
45,000	L	Nankai Electric Railway Co., Ltd.	170,161	0.1
1,200		NEC Capital Solutions Ltd.	29,336	0.0
31,000		NGK Insulators Ltd.	472,298	0.1
10,000		Nichias Corp.	67,453	0.0
2,000		Nichiban Co. Ltd	8,103	0.0
1,100		Nichiden Corp.	25,895	0.0
3,300		Nichiha Corp.	45,128	0.0
5,000		Nichireki Co., Ltd.	44,761	0.0
13,289	L	Nidec Corp.	1,119,623	0.3
1,400		Nihon M&A Center, Inc.	107,937	0.0
800	L	Nihon Trim Co., Ltd.	48,934	0.0
4,000		Nikko Co. Ltd./Hyogo	18,460	0.0
7,000		Nippo Corp.	120,009	0.0
16,000		Nippon Carbon Co., Ltd.	32,221	0.0
12,300		Nippon Conveyor Co., Ltd.	19,572	0.0
3,000		Nippon Densetsu Kogyo Co., Ltd.	32,647	0.0
93,000		Nippon Express Co., Ltd.	467,314	0.1
1,700		Nippon Kanzai Co., Ltd.	30,563	0.0
12,000		Nippon Koei Co. Ltd.	52,059	0.0
7,900		Nippon Konpo Unyu Soko Co., Ltd.	138,696	0.1
700		Nippon Kucho Service Co., Ltd.	6,480	0.0
10,000		Nippon Road Co., Ltd.	60,216	0.0
2,000		Nippon Seisen Co., Ltd.	9,805	0.0
8,000		Nippon Sharyo Ltd.	47,487	0.0
112,000		Nippon Sheet Glass Co., Ltd.	144,340	0.1
5,700		Nippon Signal Co., Ltd.	43,768	0.0
23,280	L	Nippon Steel Trading Co., Ltd.	80,732	0.0
6,000		Nippon Thompson Co., Ltd.	34,154	0.0
181,880		Nippon Yusen KK	576,787	0.2
4,000		Nippon Yusoki Co., Ltd.	20,478	0.0
34,000		Nishimatsu Construction Co., Ltd.	98,788	0.0
26,000		Nishi-Nippon Railroad Co., Ltd.	101,502	0.0
3,300		Nissei Plastic Industrial Co., Ltd.	22,634	0.0
3,800		Nissha Printing Co., Ltd.	63,980	0.0
12,000		Nissin Corp.	34,417	0.0
5,000		Nissin Electric Co., Ltd.	26,908	0.0
2,400		Nitta Corp.	51,335	0.0
14,000		Nitto Boseki Co., Ltd.	59,279	0.0
2,800		Nitto Kogyo Corp.	46,756	0.0
500		Nitto Kohki Co., Ltd.	9,373	0.0
2,000		Nitto Seiko Co., Ltd.	7,105	0.0
5,000		Nomura Co., Ltd.	49,665	0.0
3,000		Noritake Co., Ltd.	7,983	0.0
5,100		Noritz Corp.	109,976	0.0
12,000		NS United Kaiun Kaisha Ltd.	32,091	0.0
51,000		NSK Ltd.	523,148	0.2
48,000		NTN Corp.	217,791	0.1
1,900		Obara Corp.	47,041	0.0
78,000		Obayashi Corp.	466,750	0.1
5,000		Obayashi Road Corp.	27,849	0.0
73,000	L	Odakyu Electric Railway Co., Ltd.	726,678	0.2
1,900		Oiles Corp.	43,678	0.0
10,000		Okamura Corp.	68,812	0.0
7,000		OKK Corp.	11,957	0.0
14,000		Okuma Corp.	122,130	0.0
23,000		Okumura Corp.	100,057	0.0
1,900		Onoken Co., Ltd.	23,453	0.0
4,000		Organo Corp.	20,223	0.0
9,200		OSG Corp.	161,160	0.1
2,600		Oyo Corp.	46,323	0.0
11,500		Park24 Co., Ltd.	204,639	0.1
2,000		Pasco Corp.	8,336	0.0
36		Pasona Group, Inc.	31,887	0.0
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	11,293	0.0
31,000		Penta-Ocean Construction Co., Ltd.	86,566	0.0
2,200		Pilot Corp.	83,246	0.0
4,500		Pronexus, Inc.	27,681	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	16,887	0.0
4,700		Raito Kogyo Co., Ltd.	37,082	0.0
10,000	@	Rasa Industries Ltd.	24,762	0.0
4,200		Rheon Automatic Machinery Co., Ltd.	10,809	0.0
11,000		Ryobi Ltd.	49,612	0.0
7,000		Sakai Heavy Industries Ltd.	28,691	0.0
800		Sakai Moving Service Co., Ltd.	23,396	0.0
3,800	@,L	Sanix, Inc.	49,261	0.0
3,000		Sanki Engineering Co., Ltd.	18,451	0.0
6,000		Sanko Metal Industrial Co. Ltd.	17,490	0.0
3,300		Sankyo Tateyama, Inc.	73,155	0.0
26,000		Sankyu, Inc.	86,005	0.0
23,000		Sanwa Shutter Corp.	140,524	0.1
3,000		Sanyo Denki Co. Ltd.	22,370	0.0
23,000		Sasebo Heavy Industries Co., Ltd.	23,771	0.0
9,000		Sata Construction Co., Ltd.	11,856	0.0
1,500		Sato Holding Corp.	30,704	0.0

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
2,300		Sato Shoji Corp.	$13,774	0.0
24,800		Secom Co., Ltd.	1,554,413	0.4
2,000		Seibu Electric Industry Co., Ltd.	8,544	0.0
3,000		Seika Corp.	7,407	0.0
13,000	@	Seikitokyu Kogyo Co., Ltd.	17,794	0.0
15,000		Seino Holdings Co., Ltd.	153,541	0.1
2,000		Sekisui Jushi Corp.	28,968	0.0
10,000		Senko Co., Ltd.	50,364	0.0
8,000		Shibusawa Warehouse Co., Ltd.	37,623	0.0
1,800		Shibuya Kogyo Co., Ltd.	38,108	0.0
2,600		Shima Seiki Manufacturing Ltd.	57,352	0.0
81,000		Shimizu Corp.	395,764	0.1
1,900		Shin Nippon Air Technologies Co. Ltd.	11,952	0.0
5,000		Shin-Keisei Electric Railway Co., Ltd.	19,880	0.0
10,000		Shinmaywa Industries Ltd.	77,967	0.0
5,100		Shinnihon Corp.	16,726	0.0
13,000		Shinsho Corp.	27,917	0.0
900		Shinwa Co., Ltd./Nagoya	10,169	0.0
2,000		SHO-BOND Holdings Co., Ltd.	91,052	0.0
6,000		Sinfonia Technology Co. Ltd.	10,713	0.0
4,900		Sintokogio Ltd.	36,853	0.0
6,900		SMC Corp.	1,646,793	0.4
2,000		Soda Nikka Co., Ltd.	8,371	0.0
9,100		Sohgo Security Services Co., Ltd.	182,401	0.1
146,700		Sojitz Corp.	288,078	0.1
39,000		Sotetsu Holdings, Inc.	150,025	0.1
3,000		Subaru Enterprise Co., Ltd.	10,998	0.0
2,200		Sugimoto & Co., Ltd.	20,132	0.0
8,600	@	Sumiseki Holdings, Inc.	14,885	0.0
131,900	L	Sumitomo Corp.	1,782,718	0.5
1,200		Sumitomo Densetsu Co., Ltd.	16,367	0.0
84,500		Sumitomo Electric Industries Ltd.	1,229,011	0.3
65,700		Sumitomo Heavy Industries	299,620	0.1
40,300	@	Sumitomo Mitsui Construction Co., Ltd.	50,956	0.0
6,000		Sumitomo Precision Products	26,417	0.0
12,000		Sumitomo Warehouse Co., Ltd.	74,846	0.0
20,000		SWCC Showa Holdings Co., Ltd.	24,737	0.0
12,000		Tadano Ltd.	154,227	0.1
1,000		Taihei Dengyo Kaisha Ltd.	7,332	0.0
3,000		Taihei Kogyo Co., Ltd.	11,773	0.0
14,000		Taiheiyo Kouhatsu, Inc.	17,165	0.0
3,300		Taikisha Ltd.	78,704	0.0
130,500	L	Taisei Corp.	642,310	0.2
1,800		Takaoka Toko Holdings Co. Ltd.	31,335	0.0
2,300		Takara Printing Co., Ltd.	16,358	0.0
9,000		Takara Standard Co., Ltd.	72,615	0.0
5,000		Takasago Thermal Engineering Co., Ltd.	42,480	0.0
8,000		Takashima & Co., Ltd.	23,211	0.0
1,800		Takeei Corp.	29,764	0.0
9,000		Takuma Co., Ltd.	85,017	0.0
1,700		Tanaka Co., Ltd./Tokyo	10,095	0.0
4,000		Tanseisha Co., Ltd.	27,385	0.0
4,100		Tatsuta Electric Wire and Cable Co., Ltd.	31,433	0.0
800		Teikoku Electric Manufacturing Co., Ltd.	16,212	0.0
5,000		Teikoku Sen-I Co., Ltd.	43,444	0.0
6,000		Tekken Corp.	19,094	0.0
2,800		Temp Holdings Co., Ltd.	70,849	0.0
15,400		THK Co., Ltd.	343,025	0.1
24,000		Toa Corp.	52,682	0.0
4,000		TOA Road Corp.	19,512	0.0
20,600	@	Tobishima Corp.	35,336	0.0
131,000		Tobu Railway Co., Ltd.	692,697	0.2
2,400		Tocalo Co., Ltd.	35,806	0.0
29,000		Toda Corp.	99,404	0.0
5,000		Toenec Corp.	29,806	0.0
11,600		TOKAI Holdings Corp.	41,224	0.0
2,000		Tokyo Energy & Systems, Inc.	10,695	0.0
8,000		TOKYO KEIKI INC.	23,773	0.0
7,000	@	Tokyo Kikai Seisakusho Ltd.	9,897	0.0
2,500		Tokyo Sangyo Co. Ltd	8,365	0.0
200		Tokyu Community Corp.	9,856	0.0
3,590		Tokyu Construction Co., Ltd.	20,635	0.0
135,000		Tokyu Corp.	964,839	0.3
9,000		Toli Corp.	19,139	0.0
1,900		Tomoe Corp.	10,090	0.0
9,000		Tonami Holdings Co., Ltd.	19,357	0.0
5,400		Toppan Forms Co., Ltd.	52,789	0.0
66,000		Toppan Printing Co., Ltd.	533,407	0.2
3,900		Torishima Pump Manufacturing Co., Ltd.	38,418	0.0
450,000		Toshiba Corp.	2,028,020	0.5
12,000		Toshiba Machine Co., Ltd.	62,214	0.0
3,000		Toshiba Plant Systems & Services Corp.	49,834	0.0
5,000	L	Tosho Printing Co., Ltd.	13,578	0.0
2,800		Totetsu Kogyo Co., Ltd.	62,875	0.0

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
37,000		Toto Ltd.	$519,029	0.1
500	@	Totoku Electric Co., Ltd.	664	0.0
9,600		Toyo Construction Co., Ltd.	31,032	0.0
2,000		Toyo Denki Seizo—Toyo Electric Manufacturing Co. Ltd.	6,913	0.0
16,000		Toyo Engineering Corp.	69,343	0.0
8,000		Toyo Logistics Co., Ltd.	22,313	0.0
1,200		Toyo Tanso Co., Ltd.	22,400	0.0
5,000		Toyo Wharf & Warehouse Co., Ltd.	15,043	0.0
25,200		Toyota Tsusho Corp.	660,774	0.2
2,700		Trusco Nakayama Corp.	55,301	0.0
10,000		Tsubakimoto Chain Co.	69,789	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	8,295	0.0
11,000	@	Tsudakoma Corp.	20,906	0.0
5,000		Tsugami Corp.	24,701	0.0
3,000		Tsukishima Kikai Co., Ltd.	31,690	0.0
3,000		Tsurumi Manufacturing Co., Ltd.	29,050	0.0
4,000		Uchida Yoko Co., Ltd.	11,342	0.0
4,100		Ueki Corp.	8,571	0.0
1,000		Union Tool Co.	21,343	0.0
14,500		Ushio, Inc.	180,591	0.1
4,700		Utoc Corp.	15,612	0.0
12,000	@	Wakachiku Construction Co., Ltd.	15,789	0.0
600		Weathernews, Inc.	14,046	0.0
19,800		West Japan Railway Co.	848,918	0.2
2,000		Yahagi Construction Co., Ltd.	10,700	0.0
1,300		YAMABIKO Corp.	36,735	0.0
2,000		Yamato Corp.	7,334	0.0
42,800		Yamato Holdings Co., Ltd.	966,618	0.3
6,900		Yamazen Corp.	44,881	0.0
2,100		Yasuda Warehouse Co., Ltd.	25,645	0.0
3,000		Yokogawa Bridge Corp.	42,781	0.0
4,000		Yondenko Corp.	14,416	0.0
13,000		Yuasa Trading Co., Ltd.	26,261	0.0
4,000		Yuken Kogyo Co., Ltd.	9,536	0.0
2,000		Yurtec Corp.	6,533	0.0
1,500		Yusen Logistics Co. Ltd.	16,490	0.0
2,000		Yushin Precision Equipment Co., Ltd.	37,268	0.0
			82,346,225	20.9

		Information Technology: 9.4%
2,300		A&D Co., Ltd.	13,801	0.0
16,000	L	Advantest Corp.	185,694	0.1
1,500		Agrex, Inc.	13,004	0.0
5,200		Ai Holdings Corp.	62,058	0.0
4,000		Aichi Tokei Denki Co., Ltd.	11,781	0.0
2,100		Aiphone Co., Ltd.	35,985	0.0
1,280		Alpha Systems, Inc.	15,997	0.0
16,600		Alps Electric Co., Ltd.	134,532	0.1
7,200		Amano Corp.	74,695	0.0
12,000		Anritsu Corp.	153,019	0.1
500		Argo Graphics, Inc.	8,856	0.0
3,000		Asahi Net, Inc.	13,347	0.0
1,925		Axell Corp.	38,051	0.0
1,800		Broadleaf Co. Ltd.	39,188	0.0
29,700		Brother Industries Ltd.	336,272	0.1
3,500		CAC Corp.	31,148	0.0
1,600		Canon Electronics, Inc.	29,513	0.0
131,266		Canon, Inc.	4,203,050	1.1
4,000		Capcom Co., Ltd.	77,028	0.0
3,000		Computer Institute of Japan Ltd.	12,188	0.0
26,800		Citizen Holdings Co., Ltd.	188,676	0.1
6,200		CMK Corp.	17,585	0.0
1,100		Computer Engineering & Consulting Ltd.	6,928	0.0
1,200		Cresco Ltd.	9,409	0.0
2,700		Cybernet Systems Co., Ltd.	9,633	0.0
36		Cybozu, Inc.	10,806	0.0
1,200		Dai-ichi Seiko Co. Ltd	16,931	0.0
23,000		Dainippon Screen Manufacturing Co., Ltd.	126,801	0.1
21,000		Daiwabo Holdings Co., Ltd.	38,773	0.0
4,000		Denki Kogyo Co., Ltd.	25,550	0.0
300		DIGITAL Hearts Co. Ltd.	6,144	0.0
2,600		Disco Corp.	149,358	0.1
900		DTS Corp.	14,282	0.0
2,400		Dwango Co., Ltd.	46,353	0.0
2,600		Eizo Nanao Corp.	67,276	0.0
900		Enplas Corp.	57,171	0.0
1,000		ESPEC Corp.	7,843	0.0
1,000		Excel Co., Ltd.	11,652	0.0
870		Faith, Inc.	10,606	0.0
2,300		Fuji Soft, Inc.	43,579	0.0
50,900		Fuji Photo Film Co., Ltd.	1,226,683	0.3
220,000		Fujitsu Ltd.	823,512	0.2
5,000		Future Architect, Inc.	30,142	0.0
8,200		GMO internet, Inc.	107,230	0.0
1,200		GMO Payment Gateway, Inc.	32,842	0.0
2,200		Gurunavi, Inc.	39,979	0.0
11,900	L	Gree, Inc.	92,614	0.0
8,800		Hamamatsu Photonics KK	332,360	0.1
1,200		Hioki EE Corp.	17,059	0.0
4,000		Hirose Electric Co., Ltd.	615,720	0.2
6,500		Hitachi High-Technologies Corp.	146,314	0.1

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
5,000		Hitachi Kokusai Electric, Inc.	$60,239	0.0
544,146		Hitachi Ltd.	3,605,645	0.9
3,000		Hochiki Corp.	14,603	0.0
8,000		Hokuriku Electric Industry Co., Ltd.	11,687	0.0
4,200		Horiba Ltd.	157,554	0.1
6,400		Hosiden Corp.	34,626	0.0
54,900		Hoya Corp.	1,298,644	0.3
13,900		Ibiden Co., Ltd.	228,122	0.1
1,800		Icom, Inc.	42,653	0.0
15,000	@	Ikegami Tsushinki Co., Ltd.	16,730	0.0
2,600		Ines Corp.	16,123	0.0
1,300		I-Net Corp.	9,442	0.0
4,800		Innotech Corp.	22,257	0.0
2,800		Internet Initiative Japan, Inc.	81,000	0.0
2,800		Information Services International-Dentsu Ltd.	30,317	0.0
6,900		IT Holdings Corp.	87,338	0.0
6,200		Itfor, Inc.	25,345	0.0
2,800		Itochu Techno-Solutions Corp.	99,641	0.0
9,000		Iwatsu Electric Co., Ltd.	9,579	0.0
5,000		Japan Aviation Electronics Industry Ltd.	58,047	0.0
2,300		Japan Cash Machine Co., Ltd.	55,282	0.0
2,200		Japan Digital Laboratory Co.	26,166	0.0
5,000		Japan Radio Co., Ltd.	18,382	0.0
3,000		Jastec Co., Ltd.	23,506	0.0
1,600		JBCC Holdings, Inc.	15,969	0.0
3,800		Kaga Electronics Co., Ltd.	32,491	0.0
13,200		Kakaku.com, Inc.	308,586	0.1
2,400		Kanematsu Electronics Ltd.	31,264	0.0
5,600		Keyence Corp.	2,130,765	0.6
1,800	@	KLab, Inc.	15,974	0.0
1,500		Koa Corp.	14,888	0.0
10,323		Konami Corp.	238,705	0.1
61,000		Konica Minolta Holdings, Inc.	513,851	0.1
37,900		Kyocera Corp.	2,021,109	0.5
1,200		Lasertec Corp.	11,976	0.0
400	@	Livesense, Inc.	21,031	0.0
800		Macnica, Inc.	21,324	0.0
6,700		Macromill, Inc.	40,530	0.0
2,000		Marubun Corp.	8,921	0.0
800		Maruwa Co., Ltd./Aichi	28,471	0.0
2,300		Marvelous AQL, Inc.	12,597	0.0
300		Panasonic Information Systems	7,327	0.0
2,300	L	Megachips Corp.	36,788	0.0
1,300		Melco Holdings, Inc.	18,195	0.0
3,200		Mimasu Semiconductor Industry Co., Ltd.	28,195	0.0
1,100		Mitsui High-Tec, Inc.	8,020	0.0
7,900		Mitsumi Electric Co., Ltd.	56,048	0.0
24,020		Murata Manufacturing Co., Ltd.	1,840,032	0.5
3,200	L	Mutoh Holdings Co., Ltd.	16,117	0.0
1,600		Nagano Keiki Co., Ltd.	11,854	0.0
296,000		NEC Corp.	687,686	0.2
3,000		NEC Fielding Ltd.	35,203	0.0
3,000		NEC Networks & System Integration Corp.	72,773	0.0
9,200	L	Net One systems Co., Ltd.	69,769	0.0
3,000	@	New Japan Radio Co., Ltd.	13,438	0.0
18,900		Nexon Co. Ltd.	231,001	0.1
7,500		Nichicon Corp.	82,981	0.0
3,900		Nidec Copal Electronics Corp.	20,274	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	18,687	0.0
6,500		Nihon Unisys Ltd.	56,086	0.0
13,000		Nintendo Co., Ltd.	1,472,433	0.4
1,900		Nippon Ceramic Co., Ltd.	27,471	0.0
15,000		Nippon Chemi-Con Corp.	74,570	0.0
43,000		Nippon Electric Glass Co., Ltd.	230,916	0.1
4,000		Nohmi Bosai Ltd.	33,567	0.0
13,000		Nomura Research Institute Ltd.	451,618	0.1
800		NS Solutions Corp.	15,789	0.0
2,600		NSD CO., Ltd.	29,295	0.0
14,000		NTT Data Corp.	473,815	0.1
1,600		OBIC Business Consultants Ltd.	58,123	0.0
7,200		Obic Co., Ltd.	232,881	0.1
1,100		Oizumi Corp.	14,981	0.0
2,100		Okaya Electric Industries Co., Ltd.	7,294	0.0
86,000	@	Oki Electric Industry Ltd.	162,916	0.1
24,400		Omron Corp.	883,861	0.2
700		Optex Co., Ltd.	10,566	0.0
4,400		Oracle Corp. Japan	164,142	0.1
3,000		Origin Electric Co. Ltd	10,231	0.0
4,000		Osaki Electric Co., Ltd.	24,715	0.0
1,900		Otsuka Corp.	243,124	0.1
5,300	@	Renesas Electronics Corp.	25,406	0.0
69,000		Ricoh Co., Ltd.	799,533	0.2
2,000		Riso Kagaku Corp.	46,763	0.0
12,100		Rohm Co., Ltd.	498,965	0.1
1,400		Roland DG Corp.	38,154	0.0
3,100		Ryosan Co., Ltd.	56,690	0.0
2,000		Ryoyo Electro Corp.	18,041	0.0
11,000		Sanken Electric Co., Ltd.	56,378	0.0

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)

		Information Technology: (continued)
1,800		Sanshin Electronics Co., Ltd.	$11,185	0.0
2,800		Satori Electric Co., Ltd.	15,836	0.0
7,000		Saxa Holdings, Inc.	11,275	0.0
15,900		Seiko Epson Corp.	262,528	0.1
5,000		Shibaura Mechatronics Corp.	12,587	0.0
29,000		Shimadzu Corp.	275,439	0.1
6,000		Shindengen Electric Manufacturing Co., Ltd.	43,850	0.0
1,500		Shinkawa Ltd.	10,049	0.0
8,000		Shinko Electric Industries	84,476	0.0
1,300		Shinko Shoji Co., Ltd.	11,132	0.0
2,300		Siix Corp.	30,286	0.0
7,000		SMK Corp.	31,918	0.0
800		SMS Co. Ltd.	13,198	0.0
600		Softbank Technology Corp.	9,839	0.0
6,400	@	Softbrain Co., Ltd.	8,848	0.0
1,700	@	Sourcenext Corp.	15,624	0.0
7,900		Square Enix Holdings Co., Ltd.	125,445	0.0
1,800		SRA Holdings	20,482	0.0
2,600		Star Micronics Co., Ltd.	25,544	0.0
14,500		Sumco Corp.	118,309	0.0
4,944		SCSK Corp.	119,143	0.0
1,500		Suzuden Corp.	8,126	0.0
2,600		SystemPro Co., Ltd.	20,000	0.0
2,200		Tachibana Eletech Co., Ltd.	23,628	0.0
11,500		Taiyo Yuden Co., Ltd.	150,925	0.1
800		Takachiho Koheki Co. Ltd	7,741	0.0
9,000		Tamura Corp.	23,428	0.0
900		TDC Software Engineering, Inc.	7,233	0.0
12,900		TDK Corp.	508,191	0.1
20,000	@	Teac Corp.	12,885	0.0
6,100		TECMO KOEI HOLDINGS CO., Ltd.	65,975	0.0
1,900		TKC Corp.	32,783	0.0
9,000	@	Toko, Inc.	32,376	0.0
19,100		Tokyo Electron Ltd.	1,027,566	0.3
4,000		Tokyo Seimitsu Co., Ltd.	73,598	0.0
400		Tomen Devices Corp.	6,682	0.0
2,200		Tomen Electronics Corp.	24,434	0.0
5,800		Topcon Corp.	90,342	0.0
1,300		Tose Co., Ltd.	9,471	0.0
16,000		Toshiba Tec Corp.	98,787	0.0
700		Toukei Computer Co., Ltd.	9,985	0.0
3,600		Towa Corp.	20,340	0.0
3,600		Toyo Corp./Chuo-ku	45,482	0.0
2,300		Trans Cosmos, Inc.	40,366	0.0
9,800		Trend Micro, Inc.	366,212	0.1
1,200		UKC Holdings Corp.	22,578	0.0
4,400		Ulvac, Inc.	40,461	0.0
8,000		Uniden Corp.	18,843	0.0
6		V Technology Co. Ltd	17,137	0.0
800		Voltage, Inc.	7,245	0.0
17,600		Wacom Co., Ltd.	169,302	0.1
162,300		Yahoo! Japan Corp.	923,450	0.3
6,000		Yamatake Corp.	139,581	0.1
26,000		Yaskawa Electric Corp.	367,301	0.1
22,900		Yokogawa Electric Corp.	327,069	0.1
2,200		Yokowo Co., Ltd.	11,918	0.0
			36,801,544	9.4

		Materials: 7.3%
10,000		Achilles Corp.	14,064	0.0
9,000		ADEKA Corp.	106,817	0.0
8,000		Aichi Steel Corp.	43,892	0.0
19,000		Air Water, Inc.	280,803	0.1
500		Alconix Corp.	10,560	0.0
8,000		Araya Industrial Co., Ltd.	14,576	0.0
3,800		Asahi Holdings, Inc.	64,015	0.0
151,000		Asahi Kasei Corp.	1,140,428	0.3
6,000		Asahi Organic Chemicals Industry Co., Ltd.	13,765	0.0
6,000		Chuetsu Pulp & Paper Co., Ltd.	9,426	0.0
7,000		Chugoku Marine Paints Ltd.	43,586	0.0
800	@	Chugokukogyo Co., Ltd.	6,327	0.0
18,000		Dai Nippon Toryo Co., Ltd.	31,642	0.0
31,000		Daicel Corp.	280,437	0.1
39,000		Daido Steel Co., Ltd.	229,621	0.1
4,000		DKS Co. Ltd	9,915	0.0
8,000		Daiken Corp.	22,814	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	12,666	0.0
2,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,760	0.0
11,000		Daio Paper Corp.	67,888	0.0
9,000		Daiso Co., Ltd.	28,079	0.0
3,000		DC Co., Ltd.	20,765	0.0
52,000		Denki Kagaku Kogyo K K	202,955	0.1
82,000		Dainippon Ink & Chemicals	227,218	0.1
28,000		Dowa Holdings Co., Ltd.	283,491	0.1
1,200		Earth Chemical Co., Ltd.	45,501	0.0
400		Ebara-Udylite Co., Ltd.	17,747	0.0
1,100		FP Corp.	82,724	0.0
1,900		Fuji Seal International, Inc.	57,670	0.0
2,000		Fujikura Kasei Co., Ltd.	10,449	0.0
1,400		Fujimi, Inc.	18,898	0.0
1,800		Fujimori Kogyo Co., Ltd.	58,954	0.0
25,338	L	Furukawa-Sky Aluminum Corp.	85,075	0.0

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
19,000		Godo Steel Ltd.	$37,686	0.0
5,000		Gun-Ei Chemical Industry Co., Ltd.	27,087	0.0
1,000		Hakudo Co., Ltd.	8,100	0.0
3,000		Harima Chemicals, Inc.	14,690	0.0
11,400		Hitachi Chemical Co., Ltd.	184,033	0.1
19,720		Hitachi Metals Ltd.	243,023	0.1
3,000		Hodogaya Chemical Co., Ltd.	6,188	0.0
5,000		Hokkan Holdings Ltd.	15,555	0.0
13,000		Hokuetsu Kishu Paper Co. Ltd.	61,638	0.0
2,000		Ihara Chemical Industry Co., Ltd.	14,416	0.0
26,000	@	Ishihara Sangyo Kaisha Ltd.	27,142	0.0
1,800		Japan Carlit Co., Ltd.	9,687	0.0
5		Japan Pure Chemical Co. Ltd.	10,952	0.0
60,747		JFE Holdings, Inc.	1,583,866	0.4
1,600		JSP Corp.	26,187	0.0
22,100		JSR Corp.	411,187	0.1
33,000		Kaneka Corp.	215,884	0.1
28,000		Kansai Paint Co., Ltd.	372,098	0.1
7,000		Kanto Denka Kogyo Co., Ltd.	15,600	0.0
2,000		Koatsu Gas Kogyo Co., Ltd.	10,780	0.0
332,000		Kobe Steel Ltd.	618,854	0.2
1,100		Kohsoku Corp.	10,625	0.0
2,300		Konishi Co., Ltd.	44,522	0.0
7,000		Krosaki Harima Corp.	16,915	0.0
5,000		Kumiai Chemical Industry Co., Ltd.	35,668	0.0
40,800		Kuraray Co., Ltd.	490,394	0.1
21,000		Kureha Corp.	75,905	0.0
12,000		Kurimoto Ltd.	35,711	0.0
2,900		Kyoei Steel Ltd.	53,016	0.0
2,600		Kyowa Leather Cloth Co. Ltd	8,502	0.0
4,300		Lintec Corp.	91,732	0.0
8,200		Maruichi Steel Tube Ltd.	204,045	0.1
8,000		Mitsubishi Steel Manufacturing Co., Ltd.	26,092	0.0
150,100		Mitsubishi Chemical Holdings Corp.	703,334	0.2
39,000		Mitsubishi Gas Chemical Co., Inc.	328,654	0.1
142,520		Mitsubishi Materials Corp.	590,544	0.2
51,000		Mitsubishi Paper Mills Ltd.	46,376	0.0
101,000		Mitsui Chemicals, Inc.	277,904	0.1
66,000		Mitsui Mining & Smelting Co., Ltd.	192,441	0.1
800		MORESCO Corp.	9,112	0.0
4,000		Nakabayashi Co. Ltd.	8,807	0.0
17,000	@	Nakayama Steel Works Ltd.	18,921	0.0
4,700		Neturen Co., Ltd.	45,659	0.0
7,000		Nihon Nohyaku Co., Ltd.	77,550	0.0
5,000		Nihon Parkerizing Co., Ltd.	102,494	0.0
18,000		Nihon Yamamura Glass Co., Ltd.	33,943	0.0
6,000		Nippon Carbide Industries Co., Inc.	20,729	0.0
3,000		Nippon Chutetsukan KK	7,258	0.0
9,500		Nippon Coke & Engineering Co., Ltd.	13,290	0.0
5,000		Nippon Concrete Industries Co., Ltd.	26,665	0.0
11,000		Nippon Denko Co., Ltd.	33,292	0.0
2,300		Nippon Fine Chemical Co., Ltd.	15,396	0.0
11,000		Nippon Kasei Chemical Co., Ltd.	15,718	0.0
18,000		Nippon Kayaku Co., Ltd.	259,787	0.1
7,000	@	Nippon Kinzoku Co., Ltd.	10,940	0.0
16,000	L	Nippon Koshuha Steel Co., Ltd.	19,770	0.0
56,000		Nippon Light Metal Holdings Co. Ltd.	86,308	0.0
22,000		Nippon Paint Co., Ltd.	352,211	0.1
11,829	L	Nippon Paper Industries Co. Ltd.	187,592	0.1
3,000		Nippon Pillar Packing Co., Ltd.	22,073	0.0
19,000		Nippon Shokubai Co., Ltd.	220,804	0.1
16,000		Nippon Soda Co., Ltd.	95,285	0.0
1,010,355		Nippon Steel Corp.	3,441,307	0.9
5,000		Nippon Synthetic Chemical Industry Co., Ltd.	47,828	0.0
14,000		Nippon Valqua Industries Ltd.	39,265	0.0
19,000	@,L	Nippon Yakin Kogyo Co., Ltd.	70,236	0.0
17,100		Nissan Chemical Industries Ltd.	258,583	0.1
10,076		Nisshin Steel Holdings Co. Ltd.	134,105	0.0
800		Nitta Gelatin, Inc.	9,628	0.0
6,000		Nittetsu Mining Co., Ltd.	33,565	0.0
19,700		Nitto Denko Corp.	1,284,711	0.3
15,000		NOF Corp.	96,641	0.0
2,200		Ohara, Inc.	14,253	0.0
106,000	L	OJI Paper Co., Ltd.	498,392	0.1
3,300		Okabe Co., Ltd.	40,385	0.0
9,000		Okamoto Industries, Inc.	28,488	0.0
4,000		Okura Industrial Co., Ltd.	15,832	0.0
1,800		Osaka Steel Co., Ltd.	35,436	0.0

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
2,600	L	OSAKA Titanium Technologies Co.	$55,944	0.0
17,000		Pacific Metals Co., Ltd.	70,246	0.0
2,200		Pack Corp.	40,241	0.0
18,000		Rengo Co., Ltd.	99,411	0.0
3,000		Sakata INX Corp.	27,206	0.0
7,000		Sanyo Chemical Industries Ltd.	48,275	0.0
10,000	L	Sanyo Special Steel Co., Ltd.	52,393	0.0
9,000		Sekisui Plastics Co., Ltd.	25,342	0.0
4,000		Shinagawa Refractories Co., Ltd.	9,054	0.0
42,600		Shin-Etsu Chemical Co., Ltd.	2,613,770	0.7
6,500		Shin-Etsu Polymer Co., Ltd.	22,543	0.0
161,000	L	Showa Denko KK	218,843	0.1
1,600		Stella Chemifa Corp.	25,421	0.0
18,000		Sumitomo Bakelite Co., Ltd.	65,232	0.0
165,000		Sumitomo Chemical Co., Ltd.	631,369	0.2
62,000		Sumitomo Metal Mining Co., Ltd.	881,034	0.2
44,000		Sumitomo Osaka Cement Co., Ltd.	177,341	0.1
7,000		Sumitomo Seika Chemicals Co., Ltd.	41,856	0.0
3,500		T Hasegawa Co., Ltd.	51,200	0.0
133,000		Taiheiyo Cement Corp.	581,591	0.2
800		Taisei Lamick Co., Ltd.	19,925	0.0
1,200		Taiyo Ink Manufacturing Co., Ltd.	37,400	0.0
32,000		Taiyo Nippon Sanso Corp.	215,096	0.1
11,000		Takasago International Corp.	57,564	0.0
11,000		Takiron Co., Ltd.	47,380	0.0
4,000		Tayca Corp.	13,133	0.0
93,000		Teijin Ltd.	214,949	0.1
2,200		Tenma Corp.	30,047	0.0
3,000		Titan Kogyo KK	10,395	0.0
24,000		Toagosei Co., Ltd.	107,055	0.0
4,000		Toda Kogyo Corp.	12,826	0.0
3,000	L	Toho Titanium Co., Ltd.	25,010	0.0
12,000		Toho Zinc Co., Ltd.	38,838	0.0
25,000		Tokai Carbon Co., Ltd.	86,961	0.0
11,000		Tokushu Tokai Holdings Co., Ltd.	23,096	0.0
34,000		Tokuyama Corp.	133,344	0.0
4,900		Tokyo Ohka Kogyo Co., Ltd.	109,171	0.0
11,000		Tokyo Rope Manufacturing Co., Ltd.	19,473	0.0
12,100		Tokyo Steel Manufacturing Co., Ltd.	71,853	0.0
6,000		Tokyo Tekko Co., Ltd.	26,146	0.0
6,000		Tomoegawa Co., Ltd.	10,759	0.0
15,000		Tomoku Co., Ltd.	46,546	0.0
12,000		Topy Industries Ltd.	26,600	0.0
185,000		Toray Industries, Inc.	1,219,998	0.3
63,000		Tosoh Corp.	260,609	0.1
19,000		Toyo Ink Manufacturing Co., Ltd.	98,931	0.0
9,000		Toyo Kohan Co., Ltd.	34,535	0.0
17,100		Toyo Seikan Kaisha Ltd.	336,995	0.1
100,000		Toyobo Co., Ltd.	192,202	0.1
4,000		TYK Corp.	10,308	0.0
121,000		Ube Industries Ltd./Japan	228,568	0.1
8,000		Wood One Co., Ltd.	23,256	0.0
5,400		Yamato Kogyo Co., Ltd.	200,952	0.1
13,000		Yodogawa Steel Works Ltd.	57,453	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	10,533	0.0
22,000		Zeon Corp.	282,146	0.1
			28,509,185	7.3

		Telecommunication Services: 4.7%
63,200		KDDI Corp.	3,247,846	0.8
94,100		Nippon Telegraph & Telephone Corp.	4,897,968	1.2
184,000		NTT DoCoMo, Inc.	2,981,563	0.8
108,350		Softbank Corp.	7,524,638	1.9
			18,652,015	4.7

		Utilities: 2.4%
69,400		Chubu Electric Power Co., Inc.	953,298	0.2
31,400		Chugoku Electric Power Co., Inc.	499,754	0.1
14,200		Electric Power Development Co., Ltd.	463,639	0.1
21,500		Hokkaido Electric Power Co., Inc.	290,188	0.1
6,000	L	Hokkaido Gas Co., Ltd.	16,005	0.0
22,400		Hokuriku Electric Power Co.	327,808	0.1
92,600		Kansai Electric Power Co., Inc.	1,191,215	0.3
50,200		Kyushu Electric Power Co., Inc.	718,279	0.2
1,300		Okinawa Electric Power Co., Inc.	44,894	0.0
221,000		Osaka Gas Co., Ltd.	942,100	0.2
20,000		Saibu Gas Co., Ltd.	48,692	0.0
20,600		Shikoku Electric Power Co., Inc.	350,890	0.1
6,000		Shizuoka Gas Co., Ltd.	40,831	0.0
59,000		Toho Gas Co., Ltd.	309,259	0.1
56,800		Tohoku Electric Power Co., Inc.	699,693	0.2
192,500		Tokyo Electric Power Co., Inc.	1,199,246	0.3

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
266,000	Tokyo Gas Co., Ltd.	$1,458,989	0.4
		9,554,780	2.4

	Total Common Stock
	(Cost $334,662,697)	385,535,950	98.0

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 7.1%
	Securities Lending Collateralcc(1): 7.1%
6,614,434	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $6,614,447, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $6,746,744, due 07/28/14–07/18/33)	6,614,434	1.7
6,614,434	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $6,614,448, collateralized by various U.S. Government Agency Obligations, 1.359%–7.000%, Market Value plus accrued interest $6,746,723, due 02/01/16–05/01/46)	6,614,434	1.7
6,614,434	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $6,614,458, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $6,746,723, due 01/02/14–09/01/45)	6,614,434	1.7
6,614,434	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $6,614,445, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $6,746,725, due 11/20/13–11/01/47)	6,614,434	1.7
1,392,448	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $1,392,450, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $1,420,299, due 10/15/13–02/15/43)	1,392,448	0.3
		27,850,184	7.1

	Total Short-Term Investments
	(Cost $27,850,184)	27,850,184	7.1

	Total Investments in Securities
	(Cost $362,512,881)	$413,386,134	105.1
	Liabilities in Excess of Other Assets	(20,193,909)	(5.1)
	Net Assets	$393,192,225	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)
Cost for federal income tax purposes is $367,061,348.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$75,943,352
Gross Unrealized Depreciation	(29,618,566)
Net Unrealized Appreciation	$46,324,786

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$107,543	$79,397,248	$—	$79,504,791
Consumer Staples	542,957	27,413,348	—	27,956,305
Energy	—	4,355,307	—	4,355,307
Financials	—	76,148,744	517,575	76,666,319
Health Care	—	21,189,479	—	21,189,479
Industrials	52,391	82,293,834	—	82,346,225
Information Technology	99,847	36,701,697	—	36,801,544
Materials	10,952	28,488,546	9,687	28,509,185
Telecommunication Services	—	18,652,015	—	18,652,015
Utilities	—	9,554,780	—	9,554,780
Total Common Stock	813,690	384,194,998	527,262	385,535,950
Short-Term Investments	—	27,850,184	—	27,850,184
Total Investments, at fair value	$813,690	$412,045,182	$527,262	$413,386,134
Other Financial Instruments+
Forward Foreign Currency Contracts	—	69,054	—	69,054
Total Assets	$813,690	$412,114,236	$527,262	$413,455,188
Liabilities Table
Other Financial Instruments+
Futures	$(11,368)	$—	$—	$(11,368)
Forward Foreign Currency Contracts	—	(16,345)	—	(16,345)
Total Liabilities	$(11,368)	$(16,345)	$—	$(27,713)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Japanese Yen	921,000,000	Buy	12/18/13	$9,305,709	$9,374,763	$69,054
							$69,054

BNP Paribas Bank	Japanese Yen	240,000,000	Sell	12/18/13	$2,441,463	$2,442,934	$(1,471)
Goldman Sachs & Co.	Japanese Yen	140,000,000	Sell	12/18/13	1,410,172	1,425,046	(14,874)
							$(16,345)

ING Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING Japan TOPIX Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	71	12/12/13	$8,642,505	$(11,368)
			$8,642,505	$(11,368)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$69,054
Total Asset Derivatives		$69,054
Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$16,345
Equity contracts	Futures contracts	11,368
Total Liability Derivatives		$27,713

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

	BNP Paribas Bank	Credit Suisse Group AG	Goldman Sachs & Co.	Totals
Assets:
Forward foreign currency contracts	$—	$69,054	$—	$69,054
Total Assets	$—	$69,054	$—	$69,054
Liabilities:
Forward foreign currency contracts	$1,471	$—	$14,874	$16,345
Total Liabilities	$1,471	$—	$14,874	$16,345

Net OTC derivative instruments by counterparty, at fair value	$(1,471)	$69,054	$(14,874)	52,709

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(1,471)	$69,054	$(14,874)	$52,709

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING RussellTM Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 99.2%
	Consumer Discretionary: 17.4%
26,660	Amazon.com, Inc.	$8,334,983	1.9
40,751	CBS Corp. — Class B	2,247,825	0.5
175,808	Comcast Corp. — Class A	7,937,731	1.8
37,855	DirecTV Group	2,261,836	0.5
98,246	Ford Motor Co.	1,657,410	0.4
105,925	Home Depot, Inc.	8,034,411	1.9
28,341	Las Vegas Sands Corp.	1,882,409	0.4
24,146	Liberty Global PLC — Class A	1,915,985	0.4
78,926	Lowe’s Cos., Inc.	3,757,667	0.9
72,695	McDonald’s Corp.	6,993,986	1.6
26,550	News Corp — Class A	426,393	0.1
51,361	Nike, Inc.	3,730,863	0.9
3,741	Priceline.com, Inc.	3,781,964	0.9
105,565	Sirius XM Radio, Inc.	408,537	0.1
54,289	Starbucks Corp.	4,178,624	1.0
36,483	Target Corp.	2,334,182	0.5
21,099	Time Warner Cable, Inc.	2,354,648	0.5
52,191	TJX Cos., Inc.	2,943,051	0.7
106,202	Twenty-First Century Fox, Inc.	3,557,767	0.8
35,164	Viacom — Class B	2,939,007	0.7
28,988	Walt Disney Co.	1,869,436	0.4
32,617	Yum! Brands, Inc.	2,328,528	0.5
		75,877,243	17.4

	Consumer Staples: 14.2%
145,646	Altria Group, Inc.	5,002,940	1.2
3,630	Archer-Daniels-Midland Co.	133,729	0.0
277,341	Coca-Cola Co.	10,505,677	2.4
67,634	Colgate-Palmolive Co.	4,010,696	0.9
31,644	Costco Wholesale Corp.	3,642,857	0.8
10,210	CVS Caremark Corp.	579,417	0.1
16,792	Estee Lauder Cos., Inc.	1,173,761	0.3
46,745	General Mills, Inc.	2,240,020	0.5
17,372	Kellogg Co.	1,020,258	0.2
23,316	Kimberly-Clark Corp.	2,196,834	0.5
43,108	Kraft Foods Group, Inc.	2,260,584	0.5
112,133	PepsiCo, Inc.	8,914,574	2.1
118,593	Philip Morris International, Inc.	10,268,968	2.4
17,300	Reynolds American, Inc.	843,894	0.2
14,890	Sysco Corp.	473,949	0.1
51,729	Walgreen Co.	2,783,020	0.7
77,415	Wal-Mart Stores, Inc.	5,725,613	1.3
		61,776,791	14.2

	Energy: 4.1%
2,001	Anadarko Petroleum Corp.	186,073	0.0
2,022	Baker Hughes, Inc.	99,280	0.0
18,467	EOG Resources, Inc.	3,126,094	0.7
67,580	Halliburton Co.	3,253,977	0.8
43,991	Kinder Morgan, Inc.	1,564,760	0.4
96,399	Schlumberger Ltd.	8,517,815	2.0
27,183	Williams Cos., Inc.	988,374	0.2
		17,736,373	4.1

	Financials: 3.9%
68,704	American Express Co.	5,188,526	1.2
28,678	American Tower Corp.	2,125,900	0.5
3,343	Blackrock, Inc.	904,683	0.2
10,822	Charles Schwab Corp.	228,777	0.0
2,687	Chubb Corp.	239,841	0.1
29,787	Franklin Resources, Inc.	1,505,733	0.3
1,781	Loews Corp.	83,244	0.0
26,704	Marsh & McLennan Cos., Inc.	1,162,959	0.3
12,918	Prudential Financial, Inc.	1,007,346	0.2
9,676	Public Storage, Inc.	1,553,482	0.4
16,795	Simon Property Group, Inc.	2,489,523	0.6
7,370	Travelers Cos., Inc.	624,755	0.1
		17,114,769	3.9

	Health Care: 11.6%
114,835	AbbVie, Inc.	5,136,569	1.2
7,295	Aetna, Inc.	467,026	0.1
21,493	Allergan, Inc.	1,944,042	0.4
54,384	Amgen, Inc.	6,087,745	1.4
39,301	Baxter International, Inc.	2,581,683	0.6
14,087	Becton Dickinson & Co.	1,408,982	0.3
17,213	Biogen Idec, Inc.	4,144,202	1.0
102,544	Bristol-Myers Squibb Co.	4,745,736	1.1
30,247	Celgene Corp.	4,655,921	1.1
15,742	Eli Lilly & Co.	792,295	0.2
51,809	Express Scripts Holding Co.	3,200,760	0.7
110,607	Gilead Sciences, Inc.	6,950,544	1.6
2,913	Intuitive Surgical, Inc.	1,096,074	0.3
26,274	Johnson & Johnson	2,277,693	0.5
16,432	McKesson Corp.	2,108,226	0.5
5,807	Regeneron Pharmaceuticals, Inc.	1,816,836	0.4
14,007	Stryker Corp.	946,733	0.2
		50,361,067	11.6

	Industrials: 11.0%
42,339	3M Co.	5,055,700	1.2
55,013	Boeing Co.	6,464,028	1.5
8,633	Caterpillar, Inc.	719,733	0.2
36,972	CSX Corp.	951,659	0.2
11,282	Cummins, Inc.	1,499,039	0.3
8,811	Danaher Corp.	610,779	0.1
28,136	Deere & Co.	2,289,989	0.5
38,988	Emerson Electric Co.	2,522,524	0.6
57,050	Honeywell International, Inc.	4,737,432	1.1
10,186	Illinois Tool Works, Inc.	776,886	0.2
18,824	Lockheed Martin Corp.	2,401,001	0.6
4,138	Norfolk Southern Corp.	320,074	0.1

ING RussellTM Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Industrials: (continued)
10,612	Precision Castparts Corp.	$2,411,471	0.6
33,847	Union Pacific Corp.	5,257,793	1.2
52,525	United Parcel Service, Inc. — Class B	4,799,209	1.1
62,462	United Technologies Corp.	6,734,653	1.5
2,711	Waste Management, Inc.	111,802	0.0
		47,663,772	11 .0

	Information Technology: 30.9%
46,599	Accenture PLC	3,431,550	0.8
14,199	Adobe Systems, Inc.	737,496	0.2
51,523	Apple, Inc.	24,563,590	5.6
35,185	Automatic Data Processing, Inc.	2,546,690	0.6
18,089	Broadcom Corp.	470,495	0.1
21,871	Cognizant Technology Solutions Corp.	1,796,047	0.4
94,104	eBay, Inc.	5,250,062	1.2
76,174	EMC Corp.	1,947,008	0.5
123,534	Facebook, Inc.	6,206,348	1.4
19,555	Google, Inc. — Class A	17,128,420	3.9
75,487	International Business Machines Corp.	13,978,683	3.2
23,433	Intel Corp.	537,084	0.1
8,474	Mastercard, Inc.	5,701,138	1.3
605,553	Microsoft Corp.	20,170,970	4.6
257,439	Oracle Corp.	8,539,252	2.0
125,287	Qualcomm, Inc.	8,439,332	1.9
42,781	Salesforce.com, Inc.	2,220,762	0.5
80,430	Texas Instruments, Inc.	3,238,916	0.8
37,885	Visa, Inc.	7,239,824	1.7
6,199	VMware, Inc.	501,499	0.1
		134,645,166	30 .9

	Materials: 3.9%
11,494	Dow Chemical Co.	441,369	0.1
19,013	Ecolab, Inc.	1,877,724	0.4
66,748	EI Du Pont de Nemours & Co.	3,908,763	0.9
29,435	LyondellBasell Industries NV — Class A	2,155,525	0.5
38,711	Monsanto Co.	4,040,267	0.9
9,413	PPG Industries, Inc.	1,572,536	0.4
21,447	Praxair, Inc.	2,578,144	0.6
11,447	Southern Copper Corp.	311,816	0.1
		16,886,144	3.9

	Telecommunication Services: 2.2%
11,253	Sprint Corp.	69,881	0.0
207,453	Verizon Communications, Inc.	9,679,757	2.2
		9,749,638	2.2

	Total Common Stock
	(Cost $256,037,562)	431,810,963	99.2

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
809,055	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††
	(Cost $809,055)	809,055	0.2

	Total Short-Term Investments
	(Cost $809,055)	809,055	0.2
	Total Investments in Securities
	(Cost $256,846,617)	$432,620,018	99.4
	Assets in Excess of Other Liabilities	2,736,049	0.6
	Net Assets	$435,356,067	100.0

††	Rate shown is the 7-day yield as of September 30, 2013.

Cost for federal income tax purposes is $256,891,598.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$176,752,007
Gross Unrealized Depreciation	(1,023,587)
Net Unrealized Appreciation	$175,728,420

ING RussellTM Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$431,810,963	$—	$—	$431,810,963
Short-Term Investments	809,055	—	—	809,055
Total Investments, at fair value	$432,620,018	$—	$—	$432,620,018
Liabilities Table
Other Financial Instruments+
Futures	$(18,532)	$—	$—	$(18,532)
Total Liabilities	$(18,532)	$—	$—	$(18,532)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING RussellTM Large Cap Growth Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	17	12/20/13	$1,423,155	$(18,532)
			$1,423,155	$(18,532)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$18,532
Total Liability Derivatives		$18,532

ING RussellTM Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 98.8%
	Consumer Discretionary: 11.4%
22,142	Amazon.com, Inc.	$6,922,475	1.0
25,157	Carnival Corp.	821,125	0.1
36,957	CBS Corp. — Class B	2,038,548	0.3
158,009	Comcast Corp. — Class A	7,134,106	1.0
31,444	DirecTV Group	1,878,779	0.3
232,448	Ford Motor Co.	3,921,398	0.5
50,144	General Motors Co.	1,803,680	0.3
87,970	Home Depot, Inc.	6,672,525	0.9
41,242	Johnson Controls, Inc.	1,711,543	0.2
23,541	Las Vegas Sands Corp.	1,563,593	0.2
22,360	Liberty Global PLC — Class A	1,774,266	0.2
65,544	Lowe’s Cos., Inc.	3,120,550	0.4
60,377	McDonald’s Corp.	5,808,871	0.8
29,917	News Corp — Class A	480,467	0.1
42,650	Nike, Inc.	3,098,096	0.4
3,107	Priceline.com, Inc.	3,141,022	0.4
185,844	Sirius XM Radio, Inc.	719,216	0.1
45,091	Starbucks Corp.	3,470,654	0.5
38,642	Target Corp.	2,472,315	0.3
22,477	Thomson Reuters Corp.	786,920	0.1
17,522	Time Warner Cable, Inc.	1,955,455	0.3
56,136	Time Warner, Inc.	3,694,310	0.5
43,349	TJX Cos., Inc.	2,444,450	0.3
119,670	Twenty-First Century Fox, Inc.	4,008,945	0.6
29,199	Viacom — Class B	2,440,452	0.3
108,458	Walt Disney Co.	6,994,456	1.0
27,090	Yum! Brands, Inc.	1,933,955	0.3
		82,812,172	11.4

	Consumer Staples: 10.5%
120,970	Altria Group, Inc.	4,155,320	0.6
39,688	Archer-Daniels-Midland Co.	1,462,106	0.2
230,327	Coca-Cola Co.	8,724,787	1.2
56,170	Colgate-Palmolive Co.	3,330,881	0.5
26,278	Costco Wholesale Corp.	3,025,123	0.4
73,735	CVS Caremark Corp.	4,184,461	0.6
13,949	Estee Lauder Cos., Inc.	975,035	0.1
38,828	General Mills, Inc.	1,860,638	0.2
15,650	Kellogg Co.	919,125	0.1
23,160	Kimberly-Clark Corp.	2,182,135	0.3
35,801	Kraft Foods Group, Inc.	1,877,404	0.3
107,470	Mondelez International, Inc.	3,376,707	0.5
93,123	PepsiCo, Inc.	7,403,279	1.0
98,493	Philip Morris International, Inc.	8,528,509	1.2
165,053	Procter & Gamble Co.	12,476,356	1.7
18,986	Reynolds American, Inc.	926,137	0.1
35,732	Sysco Corp.	1,137,350	0.1
57,063	Walgreen Co.	3,069,989	0.4
96,976	Wal-Mart Stores, Inc.	7,172,345	1.0
		76,787,687	10.5

	Energy: 11.1%
30,202	Anadarko Petroleum Corp.	2,808,484	0.4
23,598	Apache Corp.	2,009,134	0.3
26,603	Baker Hughes, Inc.	1,306,207	0.2
116,737	Chevron Corp.	14,183,545	1.9
73,631	ConocoPhillips	5,118,091	0.7
24,449	Devon Energy Corp.	1,412,174	0.2
16,384	EOG Resources, Inc.	2,773,483	0.4
267,765	ExxonMobil Corp.	23,038,501	3.1
56,124	Halliburton Co.	2,702,371	0.4
18,480	Hess Corp.	1,429,243	0.2
39,889	Kinder Morgan, Inc.	1,418,852	0.2
42,694	Marathon Oil Corp.	1,489,167	0.2
19,560	Marathon Petroleum Corp.	1,258,099	0.2
25,729	National Oilwell Varco, Inc.	2,009,692	0.3
48,515	Occidental Petroleum Corp.	4,538,093	0.6
37,290	Phillips 66	2,156,108	0.3
80,064	Schlumberger Ltd.	7,074,455	1.0
40,297	Spectra Energy Corp.	1,379,366	0.2
32,845	Valero Energy Corp.	1,121,657	0.1
41,114	Williams Cos., Inc.	1,494,905	0.2
		80,721,627	11.1

	Financials: 15.6%
20,489	ACE Ltd.	1,916,951	0.3
28,072	Aflac, Inc.	1,740,183	0.2
88,913	American International Group, Inc.	4,323,839	0.6
28,222	Allstate Corp.	1,426,622	0.2
57,055	American Express Co.	4,308,794	0.6
23,814	American Tower Corp.	1,765,332	0.2
649,218	Bank of America Corp.	8,959,208	1.2
69,884	Bank of New York Mellon Corp.	2,109,798	0.3
42,263	BB&T Corp.	1,426,376	0.2
108,376	Berkshire Hathaway, Inc.	12,301,760	1.7
7,865	Blackrock, Inc.	2,128,426	0.3
35,174	Capital One Financial Corp.	2,417,861	0.3
66,113	Charles Schwab Corp.	1,397,629	0.2
15,609	Chubb Corp.	1,393,259	0.2
183,237	Citigroup, Inc.	8,888,827	1.2
19,089	CME Group, Inc.	1,410,295	0.2
29,538	Discover Financial Services	1,492,851	0.2
21,692	Equity Residential	1,162,040	0.2
24,744	Franklin Resources, Inc.	1,250,809	0.2
27,611	Goldman Sachs Group, Inc.	4,368,336	0.6
227,613	JPMorgan Chase & Co.	11,765,316	1.6
18,490	Loews Corp.	864,223	0.1

ING RussellTM Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
33,195		Marsh & McLennan Cos., Inc.	$1,445,642	0.2
53,843		Metlife, Inc.	2,527,929	0.3
91,693		Morgan Stanley	2,471,126	0.3
31,880		PNC Financial Services Group, Inc.	2,309,706	0.3
27,943		Prudential Financial, Inc.	2,178,995	0.3
8,622		Public Storage, Inc.	1,384,262	0.2
18,673		Simon Property Group, Inc.	2,767,899	0.4
27,466		State Street Corp.	1,805,890	0.2
22,665		Travelers Cos., Inc.	1,921,312	0.3
111,391		US Bancorp.	4,074,683	0.6
290,743		Wells Fargo & Co.	12,013,501	1.7
			113,719,680	15.6

		Health Care: 13.2%
93,880		Abbott Laboratories	3,115,877	0.4
95,371		AbbVie, Inc.	4,265,945	0.6
22,775		Aetna, Inc.	1,458,055	0.2
17,850		Allergan, Inc.	1,614,533	0.2
45,167		Amgen, Inc.	5,055,994	0.7
32,633		Baxter International, Inc.	2,143,662	0.3
11,698		Becton Dickinson & Co.	1,170,034	0.2
14,295		Biogen Idec, Inc.	3,441,664	0.5
98,910		Bristol-Myers Squibb Co.	4,577,555	0.6
25,122		Celgene Corp.	3,867,029	0.5
28,330		Covidien PLC	1,726,430	0.2
59,700		Eli Lilly & Co.	3,004,701	0.4
49,232		Express Scripts Holding Co.	3,041,553	0.4
91,852		Gilead Sciences, Inc.	5,771,980	0.8
2,419		Intuitive Surgical, Inc.	910,197	0.1
169,149		Johnson & Johnson	14,663,527	2.0
3,541		Mallinckrodt PLC — W/I	156,123	0.0
13,644		McKesson Corp.	1,750,525	0.3
61,187		Medtronic, Inc.	3,258,208	0.5
181,835		Merck & Co., Inc.	8,657,164	1.2
402,766		Pfizer, Inc.	11,563,412	1.6
4,825		Regeneron Pharmaceuticals, Inc.	1,509,598	0.2
19,985		Stryker Corp.	1,350,786	0.2
21,618		Thermo Fisher Scientific, Inc.	1,992,099	0.3
61,422		UnitedHealth Group, Inc.	4,398,429	0.6
18,092		WellPoint, Inc.	1,512,672	0.2
			95,977,752	13.2

		Industrials: 10.1%
41,562		3M Co.	4,962,918	0.7
45,690		Boeing Co.	5,368,575	0.7
39,610		Caterpillar, Inc.	3,302,286	0.5
61,549		CSX Corp.	1,584,271	0.2
11,427		Cummins, Inc.	1,518,306	0.2
36,044		Danaher Corp.	2,498,570	0.3
23,371		Deere & Co.	1,902,166	0.3
28,488		Eaton Corp. PLC	1,961,114	0.3
43,287		Emerson Electric Co.	2,800,669	0.4
19,084		FedEx Corp.	2,177,675	0.3
17,986		General Dynamics Corp.	1,574,135	0.2
622,685		General Electric Co.	14,875,945	2.0
47,380		Honeywell International, Inc.	3,934,435	0.5
22,742		Illinois Tool Works, Inc.	1,734,532	0.2
15,633		Lockheed Martin Corp.	1,993,989	0.3
18,977		Norfolk Southern Corp.	1,467,871	0.2
14,165		Northrop Grumman Corp.	1,349,358	0.2
8,812		Precision Castparts Corp.	2,002,439	0.3
19,546		Raytheon Co.	1,506,410	0.2
28,108		Union Pacific Corp.	4,366,297	0.6
43,620		United Parcel Service, Inc. — Class B	3,985,559	0.5
55,364		United Technologies Corp.	5,969,346	0.8
28,130		Waste Management, Inc.	1,160,081	0.2
			73,996,947	10.1

		Information Technology: 19.5%
38,703		Accenture PLC	2,850,089	0.4
30,230		Adobe Systems, Inc.	1,570,146	0.2
56,526		Apple, Inc.	26,948,770	3.7
29,218		Automatic Data Processing, Inc.	2,114,799	0.3
34,389		Broadcom Corp.	894,458	0.1
321,840		Cisco Systems, Inc.	7,537,493	1.0
18,167		Cognizant Technology Solutions Corp.	1,491,874	0.2
88,823		Corning, Inc.	1,295,927	0.2
75,488		Dell, Inc.	1,039,470	0.1
78,148		eBay, Inc.	4,359,877	0.6
126,526		EMC Corp.	3,234,004	0.4
102,603		Facebook, Inc.	5,154,775	0.7
16,240		Google, Inc. — Class A	14,224,778	2.0
117,063		Hewlett-Packard Co.	2,455,982	0.3
62,692		International Business Machines Corp.	11,609,304	1.6
299,352		Intel Corp.	6,861,148	0.9
7,038		Mastercard, Inc.	4,735,026	0.7
502,912		Microsoft Corp.	16,751,999	2.3
213,804		Oracle Corp.	7,091,879	1.0
104,050		Qualcomm, Inc.	7,008,808	1.0
35,525		Salesforce.com, Inc.	1,844,103	0.3
66,791		Texas Instruments, Inc.	2,689,674	0.4
31,463		Visa, Inc.	6,012,579	0.8
5,153	@	VMware, Inc.	416,878	0.1
53,844		Yahoo!, Inc.	1,785,467	0.2
			141,979,307	19.5

		Materials: 2.8%
12,547		Air Products & Chemicals, Inc.	1,337,134	0.2
72,837		Dow Chemical Co.	2,796,941	0.4
15,790		Ecolab, Inc.	1,559,420	0.2

ING RussellTM Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: (continued)
55,426	EI Du Pont de Nemours & Co.	$3,245,747	0.4
62,276	Freeport-McMoRan Copper & Gold, Inc.	2,060,090	0.3
24,451	LyondellBasell Industries NV — Class A	1,790,547	0.2
32,146	Monsanto Co.	3,355,078	0.5
18,066	Mosaic Co.	777,199	0.1
8,589	PPG Industries, Inc.	1,434,878	0.2
17,813	Praxair, Inc.	2,141,301	0.3
9,508	Southern Copper Corp.	258,998	0.0
		20,757,333	2.8

	Telecommunication Services: 2.8%
323,987	AT&T, Inc.	10,957,240	1.5
36,681	CenturyTel, Inc.	1,151,050	0.2
51,249	Sprint Corp.	318,256	0.0
172,287	Verizon Communications, Inc.	8,038,912	1.1
		20,465,458	2.8

	Utilities: 1.8%
29,265	American Electric Power Co., Inc.	1,268,638	0.2
34,793	Dominion Resources, Inc.	2,173,867	0.3
42,499	Duke Energy Corp.	2,838,083	0.4
51,536	Exelon Corp.	1,527,527	0.2
25,573	NextEra Energy, Inc.	2,049,932	0.3
26,622	Pacific Gas & Electric Co.	1,089,372	0.1
52,423	Southern Co.	2,158,779	0.3
		13,106,198	1.8
	Total Common Stock (Cost $392,470,972)	720,324,161	98.8

SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
12,868,180	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $12,868,180)	12,868,180	1.8
	Total Short-Term Investments (Cost $12,868,180)	12,868,180	1.8
	Total Investments in Securities (Cost $405,339,152)	$733,192,341	100.6
	Liabilities in Excess of Other Assets	(4,227,167)	(0.6)
	Net Assets	$728,965,174	100.0

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

Cost for federal income tax purposes is $410,979,590.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$330,828,443
Gross Unrealized Depreciation	(8,615,692)
Net Unrealized Appreciation	$322,212,751

ING RussellTM Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$720,324,161	$—	$—	$720,324,161
Short-Term Investments	12,868,180	—	—	12,868,180
Total Investments, at fair value	$733,192,341	$—	$—	$733,192,341
Liabilities Table
Other Financial Instruments+
Futures	$(199,371)	$—	$—	$(199,371)
Total Liabilities	$(199,371)	$—	$—	$(199,371)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING RussellTM Large Cap Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	170	12/20/13	$14,231,550	$(199,371)
			$14,231,550	$(199,371)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$199,371
Total Liability Derivatives		$199,371

ING RussellTM Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 95.5%
	Consumer Discretionary: 5.2%
10,716	Carnival Corp.	$349,770	0.2
1,324	CBS Corp. — Class B	73,032	0.0
5,114	Comcast Corp. — Class A	230,897	0.1
64,265	Ford Motor Co.	1,084,151	0.7
21,360	General Motors Co.	768,319	0.5
17,573	Johnson Controls, Inc.	729,279	0.5
1,430	Liberty Global PLC—Class A	113,471	0.1
3,352	News Corp — Class A	53,833	0.0
41,793	Sirius XM Radio, Inc.	161,739	0.1
3,555	Target Corp.	227,449	0.1
9,578	Thomson Reuters Corp.	335,326	0.2
23,912	Time Warner, Inc.	1,573,649	1.0
13,408	Twenty-First Century Fox, Inc.	449,168	0.3
35,941	Walt Disney Co.	2,317,835	1.4
		8,467,918	5.2

	Consumer Staples: 6.7%
15,619	Archer-Daniels-Midland Co.	575,404	0.3
27,796	CVS Caremark Corp.	1,577,423	1.0
519	Kellogg Co.	30,481	0.0
1,618	Kimberly-Clark Corp.	152,448	0.1
45,772	Mondelez International, Inc.	1,438,156	0.9
70,307	Procter & Gamble Co.	5,314,506	3.3
1,965	Reynolds American, Inc.	95,853	0.1
9,959	Sysco Corp.	316,995	0.2
6,004	Walgreen Co.	323,015	0.2
13,920	Wal-Mart Stores, Inc.	1,029,523	0.6
		10,853,804	6.7

	Energy: 17.4%
12,157	Anadarko Petroleum Corp.	1,130,479	0.7
10,053	Apache Corp.	855,912	0.5
10,619	Baker Hughes, Inc.	521,393	0.3
49,727	Chevron Corp.	6,041,831	3.7
31,363	ConocoPhillips	2,180,042	1.4
10,415	Devon Energy Corp.	601,570	0.4
447	EOG Resources, Inc.	75,668	0.0
114,058	ExxonMobil Corp.	9,813,550	6.1
7,870	Hess Corp.	608,666	0.4
1,426	Kinder Morgan, Inc.	50,723	0.0
18,182	Marathon Oil Corp.	634,188	0.4
8,332	Marathon Petroleum Corp.	535,914	0.3
10,961	National Oilwell Varco, Inc.	856,164	0.5
20,666	Occidental Petroleum Corp.	1,933,098	1.2
15,885	Phillips 66	918,471	0.6
17,167	Spectra Energy Corp.	587,626	0.4
13,992	Valero Energy Corp.	477,827	0.3
7,899	Williams Cos., Inc.	287,208	0.2
		28,110,330	17.4

	Financials: 26.2%
8,727	ACE Ltd.	816,498	0.5
11,961	Aflac, Inc.	741,462	0.5
37,872	American International Group, Inc.	1,841,715	1.1
12,022	Allstate Corp.	607,712	0.4
276,533	Bank of America Corp.	3,816,155	2.4
29,772	Bank of New York Mellon Corp.	898,817	0.6
17,999	BB&T Corp.	607,466	0.4
46,165	Berkshire Hathaway, Inc.	5,240,189	3.2
2,168	Blackrock, Inc.	586,704	0.4
14,985	Capital One Financial Corp.	1,030,069	0.6
24,334	Charles Schwab Corp.	514,421	0.3
5,699	Chubb Corp.	508,693	0.3
78,055	Citigroup, Inc.	3,786,448	2.3
8,129	CME Group, Inc.	600,571	0.4
12,581	Discover Financial Services	635,844	0.4
9,238	Equity Residential	494,880	0.3
11,762	Goldman Sachs Group, Inc.	1,860,866	1.1
96,955	JPMorgan Chase & Co.	5,011,604	3.1
7,248	Loews Corp.	338,772	0.2
4,695	Marsh & McLennan Cos., Inc.	204,467	0.1
22,933	Metlife, Inc.	1,076,704	0.7
39,059	Morgan Stanley	1,052,640	0.6
13,582	PNC Financial Services Group, Inc.	984,016	0.6
7,331	Prudential Financial, Inc.	571,671	0.3
251	Public Storage, Inc.	40,298	0.0
2,013	Simon Property Group, Inc.	298,387	0.2
11,701	State Street Corp.	769,341	0.5
7,049	Travelers Cos., Inc.	597,544	0.4
47,448	US Bancorp.	1,735,648	1.1
123,847	Wells Fargo & Co.	5,117,358	3.2
		42,386,960	26.2

	Health Care: 14.3%
39,989	Abbott Laboratories	1,327,235	0.8
7,122	Aetna, Inc.	455,950	0.3
5,857	Bristol-Myers Squibb Co.	271,062	0.2
12,068	Covidien PLC	735,424	0.5
19,859	Eli Lilly & Co.	999,503	0.6
2,643	Express Scripts Holding Co.	163,285	0.1
62,758	Johnson & Johnson	5,440,491	3.4
1,508	Mallinckrodt PLC—W/I	66,488	0.0
26,063	Medtronic, Inc.	1,387,855	0.9
77,460	Merck & Co., Inc.	3,687,871	2.3
171,564	Pfizer, Inc.	4,925,602	3.0
3,559	Stryker Corp.	240,553	0.1
9,208	Thermo Fisher Scientific, Inc.	848,517	0.5

ING RussellTM Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Health Care: (continued)
26,166	UnitedHealth Group, Inc.	$1,873,747	1.2
7,706	WellPoint, Inc.	644,299	0.4
		23,067,882	14.3

	Industrials: 9.1%
2,728	3M Co.	325,750	0.2
13,818	Caterpillar, Inc.	1,152,007	0.7
13,135	CSX Corp.	338,095	0.2
876	Cummins, Inc.	116,394	0.1
12,239	Danaher Corp.	848,407	0.5
12,137	Eaton Corp. PLC	835,511	0.5
4,647	Emerson Electric Co.	300,661	0.2
8,128	FedEx Corp.	927,486	0.6
7,663	General Dynamics Corp.	670,666	0.4
265,243	General Electric Co.	6,336,655	3.9
6,085	Illinois Tool Works, Inc.	464,103	0.3
6,620	Norfolk Southern Corp.	512,057	0.3
6,032	Northrop Grumman Corp.	574,608	0.4
8,328	Raytheon Co.	641,839	0.4
1,486	United Technologies Corp.	160,221	0.1
11,023	Waste Management, Inc.	454,589	0.3
		14,659,049	9.1

	Information Technology: 8.0%
7,856	Adobe Systems, Inc.	408,041	0.3
5,852	Apple, Inc.	2,789,941	1.7
8,245	Broadcom Corp.	214,452	0.1
137,094	Cisco Systems, Inc.	3,210,741	2.0
37,839	Corning, Inc.	552,071	0.3
32,148	Dell, Inc.	442,678	0.3
26,948	EMC Corp.	688,791	0.4
49,867	Hewlett-Packard Co.	1,046,210	0.7
119,228	Intel Corp.	2,732,706	1.7
22,941	Yahoo!, Inc.	760,723	0.5
		12,846,354	8.0

	Materials: 1.8%
5,345	Air Products & Chemicals, Inc.	569,617	0.4
26,965	Dow Chemical Co.	1,035,456	0.6
26,533	Freeport-McMoRan Copper & Gold, Inc.	877,711	0.6
7,697	Mosaic Co.	331,125	0.2
330	PPG Industries, Inc.	55,130	0.0
		2,869,039	1.8

	Telecommunication Services: 3.3%
138,005	AT&T, Inc.	4,667,329	2.9
15,624	CenturyTel, Inc.	490,281	0.3
17,849	Sprint Corp.	110,843	0.1
		5,268,453	3.3

	Utilities: 3.5%
12,468	American Electric Power Co., Inc.	540,488	0.3
14,819	Dominion Resources, Inc.	925,891	0.6
18,103	Duke Energy Corp.	1,208,918	0.8
21,956	Exelon Corp.	650,776	0.4
10,892	NextEra Energy, Inc.	873,103	0.5
11,342	Pacific Gas & Electric Co.	464,114	0.3
22,327	Southern Co.	919,426	0.6
		5,582,716	3.5
	Total Common Stock (Cost $110,457,915)	154,112,505	95.5

SHORT-TERM INVESTMENTS: 4.2%
	Mutual Funds: 4.2%
6,814,481	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $6,814,481)	6,814,481	4.2
	Total Short-Term Investments (Cost $6,814,481)	6,814,481	4.2
	Total Investments in Securities (Cost $117,272,396)	$160,926,986	99.7
	Assets in Excess of Other Liabilities	533,605	0.3
	Net Assets	$161,460,591	100.0

††	Rate shown is the 7-day yield as of September 30, 2013.

Cost for federal income tax purposes is $121,090,200.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$44,771,413
Gross Unrealized Depreciation	(4,934,627)
Net Unrealized Appreciation	$39,836,786

ING RussellTM Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$154,112,505	$—	$—	$154,112,505
Short-Term Investments	6,814,481	—	—	6,814,481
Total Investments, at fair value	$160,926,986	$—	$—	$160,926,986
Liabilities Table
Other Financial Instruments+
Futures	$(98,545)	$—	$—	$(98,545)
Total Liabilities	$(98,545)	$—	$—	$(98,545)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING RussellTM Large Cap Value Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	87	12/20/13	$7,283,205	$(98,545)
			$7,283,205	$(98,545)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$98,545
Total Liability Derivatives		$98,545

ING RussellTM Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		Consumer Discretionary: 24.8%
1,303		Aaron’s, Inc.	$36,093	0.0
1,043		Abercrombie & Fitch Co.	36,891	0.0
8,205		Advance Auto Parts, Inc.	678,389	0.2
537		Allison Transmission Holdings, Inc.	13,452	0.0
6,756		AMC Networks, Inc.	462,651	0.1
14,092		American Eagle Outfitters	197,147	0.1
2,091		Ascena Retail Group, Inc.	41,674	0.0
5,774		Autonation, Inc.	301,230	0.1
3,990		Autozone, Inc.	1,686,693	0.5
4,344		Bally Technologies, Inc.	313,029	0.1
24,584		Bed Bath & Beyond, Inc.	1,901,818	0.6
8,200		Best Buy Co., Inc.	307,500	0.1
1,751		Big Lots, Inc.	64,945	0.0
12,995		BorgWarner, Inc.	1,317,563	0.4
7,932		Brinker International, Inc.	321,484	0.1
11,394	L	Burger King Worldwide Inc.	222,411	0.1
5,348		Cabela’s, Inc.	337,084	0.1
21,919		Cablevision Systems Corp.	369,116	0.1
25,255		Carmax, Inc.	1,224,110	0.4
6,662		Carter’s, Inc.	505,579	0.2
7,445		Charter Communications, Inc.	1,003,288	0.3
17,251		Chico’s FAS, Inc.	287,402	0.1
3,477		Chipotle Mexican Grill, Inc.	1,490,590	0.5
164		Choice Hotels International, Inc.	7,083	0.0
12,969		Cinemark Holdings, Inc.	411,636	0.1
4,819		Clear Channel Outdoor Holdings, Inc.	39,516	0.0
31,600		Coach, Inc.	1,723,148	0.5
4,022	@	Coty, Inc—Class A	65,177	0.0
9,531		Darden Restaurants, Inc.	441,190	0.1
1,719		Deckers Outdoor Corp.	113,316	0.0
35,158		Delphi Automotive PLC	2,053,930	0.6
11,114		Dick’s Sporting Goods, Inc.	593,265	0.2
2,063		Dillard’s, Inc.	161,533	0.1
27,523		Discovery Communications, Inc. — Class A	2,323,492	0.7
23,451		Dish Network Corp. — Class A	1,055,530	0.3
36,799		Dollar General Corp.	2,077,672	0.6
25,169		Dollar Tree, Inc.	1,438,660	0.4
6,325		Domino’s Pizza, Inc.	429,784	0.1
3,647		DSW, Inc.	311,162	0.1
11,988		Dunkin’ Brands Group, Inc.	542,577	0.2
11,989		Expedia, Inc.	620,910	0.2
10,829		Family Dollar Stores, Inc.	779,905	0.2
2,011		Foot Locker, Inc.	68,253	0.0
5,785		Fossil Group, Inc.	672,448	0.2
31,396		Gap, Inc.	1,264,631	0.4
9,382		Gentex Corp.	240,085	0.1
16,468		Genuine Parts Co.	1,332,097	0.4
11,058		GNC Holdings, Inc.	604,099	0.2
27,635		Goodyear Tire & Rubber Co.	620,406	0.2
47,226		Groupon, Inc.	529,403	0.2
30,620		H&R Block, Inc.	816,329	0.3
11,082		Hanesbrands, Inc.	690,519	0.2
25,207		Harley-Davidson, Inc.	1,619,298	0.5
10,981		Hasbro, Inc.	517,644	0.2
6,415		HomeAway, Inc.	179,620	0.1
29,292		International Game Technology	554,498	0.2
21,930		Interpublic Group of Cos., Inc.	376,757	0.1
14,243		Jarden Corp.	689,361	0.2
26,995		L Brands, Inc.	1,649,394	0.5
8,862		Lamar Advertising Co.	416,780	0.1
1,024		Lear Corp.	73,288	0.0
4,877		Liberty Media Corp. — Interactive	114,463	0.0
4,138		Liberty Ventures	364,847	0.1
9,084		Lions Gate Entertainment Corp.	318,394	0.1
33,581		LKQ Corp.	1,069,891	0.3
33,439		Macy’s, Inc.	1,446,906	0.4
6,874		The Madison Square Garden, Inc.	399,173	0.1
23,122		Marriott International, Inc.	972,511	0.3
38,844		Mattel, Inc.	1,626,010	0.5
14,552		McGraw-Hill Cos., Inc.	954,466	0.3
22,660		Michael Kors Holdings Ltd.	1,688,623	0.5
2,348		Morningstar, Inc.	186,102	0.1
5,650		NetFlix, Inc.	1,747,036	0.5
18,787		Newell Rubbermaid, Inc.	516,643	0.2
16,307		Nordstrom, Inc.	916,453	0.3
2,880		Norwegian Cruise Line Holdings Ltd.	88,848	0.0
441		NVR, Inc.	405,363	0.1
29,078		Omnicom Group, Inc.	1,844,708	0.6
12,425		O’Reilly Automotive, Inc.	1,585,306	0.5
14,673		Pandora Media, Inc.	368,732	0.1
3,161		Panera Bread Co.	501,113	0.2
11,619		Petsmart, Inc.	886,065	0.3
7,283		Polaris Industries, Inc.	940,818	0.3
43,580		Pulte Homes, Inc.	719,070	0.2
8,077		PVH Corp.	958,659	0.3
6,747		Ralph Lauren Corp.	1,111,433	0.3
2,050	L	Regal Entertainment Group	38,909	0.0
24,721		Ross Stores, Inc.	1,799,689	0.5
19,096		Sally Beauty Holdings, Inc.	499,551	0.2
12,332		Scripps Networks Interactive — Class A	963,253	0.3
3,459		SeaWorld Entertainment, Inc.	102,490	0.0
18,592		Service Corp. International	346,183	0.1
801		Signet Jewelers Ltd.	57,392	0.0
7,499		Six Flags Entertainment Corp.	253,391	0.1

ING RussellTM Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
9,300		Starwood Hotels & Resorts Worldwide, Inc.	$617,985	0.2
11,570		Starz	325,464	0.1
3,176		Taylor Morrison Home Corp.	71,936	0.0
6,854		Tempur Sealy International, Inc.	301,302	0.1
9,404	L	Tesla Motors, Inc.	1,818,922	0.6
5,018		Thor Industries, Inc.	291,245	0.1
12,562		Tiffany & Co.	962,500	0.3
15,698		Tractor Supply Co.	1,054,435	0.3
12,603		TripAdvisor, Inc.	955,812	0.3
5,950		Tupperware Corp.	513,902	0.2
7,159		Ulta Salon Cosmetics & Fragrance, Inc.	855,214	0.3
9,418		Under Armour, Inc.	748,260	0.2
12,103		Urban Outfitters, Inc.	445,027	0.1
9,847		VF Corp.	1,960,045	0.6
5,598		Visteon Corp.	423,433	0.1
1,666		Weight Watchers International, Inc.	62,258	0.0
630		Whirlpool Corp.	92,257	0.0
10,988		Williams-Sonoma, Inc.	617,526	0.2
15,281		Wyndham Worldwide Corp.	931,683	0.3
9,067		Wynn Resorts Ltd.	1,432,677	0.4
			81,498,909	24.8

		Consumer Staples: 7.9%
48,707		Avon Products, Inc.	1,003,364	0.3
17,010		Brown-Forman Corp.	1,158,891	0.4
13,004		Campbell Soup Co.	529,393	0.2
15,539		Church & Dwight Co., Inc.	933,117	0.3
12,378		Clorox Co.	1,011,530	0.3
30,818		Coca-Cola Enterprises, Inc.	1,239,192	0.4
43,358		ConAgra Foods, Inc.	1,315,482	0.4
16,273		Constellation Brands, Inc.	934,070	0.3
22,948		Dr Pepper Snapple Group, Inc.	1,028,529	0.3
19,227		Flowers Foods, Inc.	412,227	0.1
4,668		Fresh Market, Inc.	220,843	0.1
16,780	L	Green Mountain Coffee Roasters, Inc.	1,264,037	0.4
9,589	L	Herbalife Ltd.	669,024	0.2
16,870		Hershey Co.	1,560,475	0.5
13,843		Hillshire Brands Co.	425,534	0.1
15,081		Hormel Foods Corp.	635,212	0.2
1,074		Ingredion, Inc.	71,067	0.0
1,595		JM Smucker Co.	167,539	0.1
58,485		Kroger Co.	2,359,285	0.7
42,479		Lorillard, Inc.	1,902,210	0.6
14,835		McCormick & Co., Inc.	959,824	0.3
22,770		Mead Johnson Nutrition Co.	1,690,900	0.5
15,092		Monster Beverage Corp.	788,557	0.2
6,571		Nu Skin Enterprises, Inc.	629,107	0.2
2,189		Pinnacle Foods, Inc.	57,943	0.0
2,138		Safeway, Inc.	68,395	0.0
1,565	@	Sprouts Farmers Market, Inc.	69,463	0.0
15,738		WhiteWave Foods Co.	314,288	0.1
41,710		Whole Foods Market, Inc.	2,440,035	0.7
			25,859,533	7.9

		Energy: 5.7%
1,211		Atwood Oceanics, Inc.	66,653	0.0
47,402		Cabot Oil & Gas Corp.	1,769,043	0.5
17,572		Cameron International Corp.	1,025,678	0.3
27,141		Cheniere Energy, Inc.	926,594	0.3
28,402		Cobalt International Energy, Inc.	706,074	0.2
11,778		Concho Resources, Inc.	1,281,564	0.4
4,804		Continental Resources, Inc.	515,277	0.2
1,775		CVR Energy, Inc.	68,373	0.0
8,565		Dresser-Rand Group, Inc.	534,456	0.2
4,566		Dril-Quip, Inc.	523,948	0.2
15,479		EQT Corp.	1,373,297	0.4
26,673		FMC Technologies, Inc.	1,478,218	0.5
7,090		Gulfport Energy Corp.	456,171	0.2
11,476		Kosmos Energy, LLC	117,973	0.0
3,908		Laredo Petroleum Holdings, Inc.	115,989	0.0
5,123		Noble Energy, Inc.	343,292	0.1
10,521		Oasis Petroleum, Inc.	516,897	0.2
12,168		Oceaneering International, Inc.	988,528	0.3
11,336		Pioneer Natural Resources Co.	2,140,237	0.7
2,052		QEP Resources, Inc.	56,820	0.0
18,339		Range Resources Corp.	1,391,747	0.4
5,737	L	RPC, Inc.	88,751	0.0
7,454		SM Energy Co.	575,374	0.2
2,449	L	Solar City	84,735	0.0
39,536		Southwestern Energy Co.	1,438,320	0.4
1,069		Whiting Petroleum Corp.	63,980	0.0
1,562		World Fuel Services Corp.	58,278	0.0
			18,706,267	5.7

		Financials: 8.0%
5,932		Affiliated Managers Group, Inc.	1,083,421	0.3
1,300		Allied World Assurance Co. Holdings Ltd.	129,207	0.0
1,203		American Financial Group, Inc.	65,034	0.0
7,231		Ameriprise Financial, Inc.	658,600	0.2
26,802		Aon PLC	1,995,141	0.6
9,095		Apartment Investment & Management Co.	254,114	0.1
950		Arch Capital Group Ltd.	51,424	0.0
14,256		Arthur J. Gallagher & Co.	622,274	0.2
602		Artisan Partners Asset Management, Inc.	31,521	0.0
3,451		Axis Capital Holdings Ltd.	149,463	0.0
1,637		Boston Properties, Inc.	174,995	0.1
6,129		Brown & Brown, Inc.	196,741	0.1
6,056		CBL & Associates Properties, Inc.	115,670	0.0

ING RussellTM Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
9,815		CBOE Holdings, Inc.	$443,932	0.1
31,378		CBRE Group, Inc.	725,773	0.2
8,280		Corrections Corp. of America	286,074	0.1
11,352		Digital Realty Trust, Inc.	602,791	0.2
13,494		Eaton Vance Corp.	523,972	0.2
1,671		Endurance Specialty Holdings Ltd.	89,766	0.0
13,555		Equifax, Inc.	811,267	0.2
6,842		Equity Lifestyle Properties, Inc.	233,791	0.1
2,822		Erie Indemnity Co.	204,510	0.1
1,006		Extra Space Storage, Inc.	46,025	0.0
4,820		Federal Realty Investment Trust	488,989	0.1
7,771	L	Federated Investors, Inc.	211,060	0.1
1,427		Hanover Insurance Group, Inc.	78,942	0.0
8,183		IntercontinentalExchange, Inc.	1,484,560	0.5
14,406		Lazard Ltd.	518,904	0.2
4,538		Leucadia National Corp.	123,615	0.0
5,054		LPL Financial Holdings, Inc.	193,619	0.1
21,870		Moody’s Corp.	1,538,117	0.5
5,747		MSCI, Inc.—Class A	231,374	0.1
2,435	L	Nationstar Mortgage Holdings, Inc.	136,920	0.0
11,657		Ocwen Financial Corp.	650,111	0.2
13,068		Omega Healthcare Investors, Inc.	390,341	0.1
18,317		Plum Creek Timber Co., Inc.	857,785	0.3
54,541		Progressive Corp.	1,485,151	0.5
14,174		Rayonier, Inc.	788,783	0.2
12,047		Realogy Holdings Corp.	518,262	0.2
4,363		Regency Centers Corp.	210,951	0.1
15,340		SEI Investments Co.	474,159	0.1
1,564		Senior Housing Properties Trust	36,504	0.0
520		Signature Bank	47,590	0.0
8,097		Spirit Realty Capital, Inc.	74,331	0.0
498	L	St. Joe Co.	9,771	0.0
29,165		T. Rowe Price Group, Inc.	2,097,838	0.6
10,618		Tanger Factory Outlet Centers, Inc.	346,678	0.1
1,324		Taubman Centers, Inc.	89,118	0.0
1,020		Validus Holdings Ltd.	37,720	0.0
14,868		Ventas, Inc.	914,382	0.3
4,080		Vornado Realty Trust	342,965	0.1
9,661		Waddell & Reed Financial, Inc.	497,348	0.2
65,483		Weyerhaeuser Co.	1,874,778	0.6
			26,246,172	8.0

		Health Care: 13.1%
14,992		Actavis, Inc.	2,158,848	0.7
4,612		Agilent Technologies, Inc.	236,365	0.1
21,948		Alexion Pharmaceuticals, Inc.	2,549,480	0.8
14,216		Alkermes PLC	477,942	0.1
25,969		AmerisourceBergen Corp.	1,586,706	0.5
20,766		Ariad Pharmaceuticals, Inc.	382,094	0.1
15,633		BioMarin Pharmaceuticals, Inc.	1,129,015	0.3
11,296		Brookdale Senior Living, Inc.	297,085	0.1
12,422		Bruker BioSciences Corp.	256,514	0.1
23,156		Catamaran Corp.	1,064,018	0.3
33,353		Cerner Corp.	1,752,700	0.5
2,511		Charles River Laboratories International, Inc.	116,159	0.0
1,881		Cigna Corp.	144,574	0.0
838		Community Health Systems, Inc.	34,777	0.0
4,026		Cooper Cos., Inc.	522,132	0.2
6,286		Covance, Inc.	543,488	0.2
9,051		CR Bard, Inc.	1,042,675	0.3
7,334		Cubist Pharmaceuticals, Inc.	466,076	0.1
20,717		DaVita, Inc.	1,178,797	0.4
4,540		Densply International, Inc.	197,081	0.1
12,705		Edwards Lifesciences Corp.	884,649	0.3
12,623		Endo Pharmaceuticals Holdings, Inc.	573,589	0.2
3,450	@	Envision Healthcare Holdings, Inc.	89,786	0.0
2,215		HCA Holdings, Inc.	94,691	0.0
29,164		Health Management Associates, Inc.	373,299	0.1
9,800		Henry Schein, Inc.	1,016,260	0.3
8,970		Hologic, Inc.	185,230	0.1
6,086		Idexx Laboratories, Inc.	606,470	0.2
13,986		Illumina, Inc.	1,130,488	0.3
11,575		Incyte Corp., Ltd.	441,586	0.1
5,831		Jazz Pharmaceuticals PLC	536,277	0.2
10,448		Laboratory Corp. of America Holdings	1,035,815	0.3
12,598		Life Technologies Corp.	942,708	0.3
8,430		Medivation, Inc.	505,294	0.2
3,659		Mednax, Inc.	367,364	0.1
3,395		Mettler Toledo International, Inc.	815,106	0.3
42,856		Mylan Laboratories	1,635,814	0.5
9,047	L	Myriad Genetics, Inc.	212,605	0.1
8,181		Onyx Pharmaceuticals, Inc.	1,019,925	0.3
8,803		Patterson Cos., Inc.	353,881	0.1
10,577		Perrigo Co.	1,304,990	0.4
6,575		Pharmacyclics, Inc.	910,112	0.3
1,187		Quest Diagnostics	73,345	0.0
1,390		Quintiles Transnational Holdings, Inc.	62,383	0.0
16,022		Resmed, Inc.	846,282	0.3
6,893		Salix Pharmaceuticals Ltd.	461,004	0.1
11,290		Seattle Genetics, Inc.	494,841	0.2

ING RussellTM Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
6,178		Sirona Dental Systems, Inc.	$413,494	0.1
20,267		St. Jude Medical, Inc.	1,087,122	0.3
1,948		Techne Corp.	155,957	0.1
11,642		Tenet Healthcare Corp.	479,534	0.1
8,289		Theravance, Inc.	338,937	0.1
5,231		United Therapeutics Corp.	412,464	0.1
6,868		Universal Health Services, Inc.	515,031	0.2
12,193		Varian Medical Systems, Inc.	911,183	0.3
26,182		Vertex Pharmaceuticals, Inc.	1,985,119	0.6
26,332		Warner Chilcott PLC	601,686	0.2
9,636		Waters Corp.	1,023,440	0.3
1,072		Zimmer Holdings, Inc.	88,054	0.0
56,220		Zoetis, Inc.	1,749,566	0.5
			42,871,907	13.1

		Industrials: 14.6%
1,126		Aecom Technology Corp.	35,210	0.0
7,297		Alaska Air Group, Inc.	456,938	0.1
455		Amerco, Inc.	83,779	0.0
27,390		Ametek, Inc.	1,260,488	0.4
3,762		AO Smith Corp.	170,042	0.1
3,127		Armstrong World Industries, Inc.	171,860	0.1
12,116		Avis Budget Group, Inc.	349,304	0.1
8,798		Babcock & Wilcox Co.	296,669	0.1
10,395		BE Aerospace, Inc.	767,359	0.2
369		Carlisle Cos., Inc.	25,937	0.0
18,058		CH Robinson Worldwide, Inc.	1,075,535	0.3
11,313		Chicago Bridge & Iron Co. NV	766,682	0.2
3,287		Cintas Corp.	168,294	0.1
6,810		Clean Harbors, Inc.	399,475	0.1
9,628		Colfax Corp.	543,886	0.2
2,344		Con-way, Inc.	101,003	0.0
3,741		Copa Holdings S.A.	518,764	0.2
12,561		Copart, Inc.	399,314	0.1
5,084		Crane Co.	313,530	0.1
44,108		Delta Airlines, Inc.	1,040,508	0.3
15,220		Donaldson Co., Inc.	580,339	0.2
14,200		Dover Corp.	1,275,586	0.4
4,159		Dun & Bradstreet Corp.	431,912	0.1
23,236		Expeditors International Washington, Inc.	1,023,778	0.3
33,363		Fastenal Co.	1,676,491	0.5
16,078		Flowserve Corp.	1,003,106	0.3
10,971		Fluor Corp.	778,502	0.2
16,316		Fortune Brands Home & Security, Inc.	679,235	0.2
2,154		Genesee & Wyoming, Inc.	200,257	0.1
6,888		Graco, Inc.	510,125	0.2
633		Harsco Corp.	15,762	0.0
4,230	@	HD Supply Holdings, Inc	92,912	0.0
38,952		Hertz Global Holdings, Inc.	863,176	0.3
11,277		Hexcel Corp.	437,548	0.1
4,839		Hubbell, Inc.	506,837	0.2
5,641		Huntington Ingalls Industries, Inc.	380,203	0.1
8,622		IDEX Corp.	562,586	0.2
7,394		IHS, Inc.	844,247	0.3
23,932		Ingersoll-Rand PLC — Class A	1,554,144	0.5
17,239		Iron Mountain, Inc.	465,798	0.1
10,110		ITT Corp.	363,455	0.1
10,285		JB Hunt Transport Services, Inc.	750,085	0.2
12,392		Kansas City Southern	1,355,189	0.4
3,232		KAR Auction Services, Inc.	91,175	0.0
3,772		Kirby Corp.	326,467	0.1
5,292		Landstar System, Inc.	296,246	0.1
5,667		Lennox International, Inc.	426,498	0.1
9,344		Lincoln Electric Holdings, Inc.	622,497	0.2
15,009		Manitowoc Co., Inc.	293,876	0.1
40,132		Masco Corp.	854,009	0.3
4,044		MRC Global, Inc.	108,379	0.0
5,318		MSC Industrial Direct Co.	432,619	0.1
833	L	Navistar International Corp.	30,388	0.0
3,569		Nielsen Holdings NV	130,090	0.0
7,221		Nordson Corp.	531,682	0.2
7,982		Old Dominion Freight Line	367,092	0.1
5,186		Paccar, Inc.	288,653	0.1
12,515		Pall Corp.	964,156	0.3
9,924	L	Pitney Bowes, Inc.	180,518	0.1
4,992		Quanta Services, Inc.	137,330	0.0
15,691		Robert Half International, Inc.	612,420	0.2
15,706		Rockwell Automation, Inc.	1,679,600	0.5
13,595		Rockwell Collins, Inc.	922,557	0.3
7,229		Rollins, Inc.	191,641	0.1
11,137		Roper Industries, Inc.	1,479,773	0.5
11,183	L	RR Donnelley & Sons Co.	176,691	0.1
39,741		Seadrill LTD	1,791,524	0.6
747		Snap-On, Inc.	74,327	0.0
9,024		Southwest Airlines Co.	131,389	0.0
1,767		Spirit Aerosystems Holdings, Inc.	42,832	0.0
1,620		Stanley Black & Decker, Inc.	146,723	0.0
9,703		Stericycle, Inc.	1,119,726	0.3
6,508		Toro Co.	353,710	0.1
5,894		TransDigm Group, Inc.	817,498	0.3
1,189		Triumph Group, Inc.	83,492	0.0
40,021		United Continental Holdings, Inc.	1,229,045	0.4
10,600		United Rentals, Inc.	617,874	0.2
3,010		Valmont Industries, Inc.	418,119	0.1
17,020		Verisk Analytics, Inc.	1,105,619	0.3
6,565		WABCO Holdings, Inc.	553,167	0.2
10,816		Wabtec Corp.	680,002	0.2
13,101		Waste Connections, Inc.	594,916	0.2
6,632		WW Grainger, Inc.	1,735,661	0.5

ING RussellTM Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
1,284		Xylem, Inc.	$35,862	0.0
			47,971,693	14.6

		Information Technology: 16.2%
11,311	L	3D Systems Corp.	610,681	0.2
68,850	L	Advanced Micro Devices, Inc.	261,630	0.1
19,987		Akamai Technologies, Inc.	1,033,328	0.3
5,531		Alliance Data Systems Corp.	1,169,641	0.4
12,422		Altera Corp.	461,602	0.1
17,974		Amphenol Corp.	1,390,828	0.4
14,971		Analog Devices, Inc.	704,386	0.2
10,482		Ansys, Inc.	906,903	0.3
89,330		Applied Materials, Inc.	1,566,848	0.5
48,208		Atmel Corp.	358,668	0.1
20,038		Autodesk, Inc.	824,964	0.3
25,354		Avago Technologies Ltd.	1,093,264	0.3
3,293		Booz Allen Hamilton Holding Corp.	63,621	0.0
13,629		Broadridge Financial Solutions ADR	432,721	0.1
31,827		Cadence Design Systems, Inc.	429,664	0.1
21,046		Citrix Systems, Inc.	1,486,058	0.5
5,249		Concur Technologies, Inc.	580,014	0.2
13,260		Cree, Inc.	798,119	0.2
2,045	L	Dolby Laboratories, Inc.	70,573	0.0
3,150		DST Systems, Inc.	237,542	0.1
26,141		Electronic Arts, Inc.	667,903	0.2
5,551		Equinix, Inc.	1,019,441	0.3
8,861		F5 Networks, Inc.	759,919	0.2
4,948		Factset Research Systems, Inc.	539,827	0.2
3,298		Fidelity National Information Services, Inc.	153,159	0.0
14,975		Fiserv, Inc.	1,513,224	0.5
7,637		FleetCor Technologies, Inc.	841,292	0.3
11,117		Flir Systems, Inc.	349,074	0.1
15,255		Fortinet, Inc.	309,066	0.1
2,872		Freescale Semiconductor Holdings Ltd.	47,819	0.0
10,542		Gartner, Inc.	632,520	0.2
18,904		Genpact Ltd.	356,908	0.1
8,570		Global Payments, Inc.	437,756	0.1
2,166		Harris Corp.	128,444	0.0
8,397		IAC/InterActiveCorp	459,064	0.1
12,157		Informatica Corp.	473,758	0.1
33,394		Intuit, Inc.	2,214,356	0.7
3,682	L	IPG Photonics Corp.	207,333	0.1
9,683		Jack Henry & Associates, Inc.	499,740	0.2
20,234		JDS Uniphase Corp.	297,642	0.1
10,642		Juniper Networks, Inc.	211,350	0.1
4,328		Lam Research Corp.	221,550	0.1
8,332		Lender Processing Services, Inc.	277,206	0.1
26,230		Linear Technology Corp.	1,040,282	0.3
10,850		LinkedIn Corp.	2,669,751	0.8
7,258		LSI Logic Corp.	56,758	0.0
32,736		Maxim Integrated Products	975,533	0.3
22,174		Microchip Technology, Inc.	893,390	0.3
1,334		Micros Systems, Inc.	66,620	0.0
25,756		Motorola Solutions, Inc.	1,529,391	0.5
10,822		National Instruments Corp.	334,724	0.1
18,488		NCR Corp.	732,310	0.2
38,152		NetApp, Inc.	1,626,038	0.5
3,939		NetSuite, Inc.	425,176	0.1
7,398		NeuStar, Inc.	366,053	0.1
48,175		ON Semiconductor Corp.	351,678	0.1
3,789		Palo Alto Networks, Inc.	173,612	0.1
32,927		Paychex, Inc.	1,338,153	0.4
12,704		Rackspace Hosting, Inc.	670,263	0.2
21,325		Red Hat, Inc.	983,936	0.3
17,546		Riverbed Technolgoy, Inc.	255,996	0.1
1,373		Rovi Corp.	26,320	0.0
12,425		Sandisk Corp.	739,412	0.2
8,877		ServiceNow, Inc.	461,160	0.1
4,183		Silicon Laboratories, Inc.	178,656	0.1
17,870		Skyworks Solutions, Inc.	443,891	0.1
7,441		SolarWinds, Inc.	260,881	0.1
7,746		Solera Holdings, Inc.	409,531	0.1
11,544		Splunk, Inc.	693,102	0.2
1,990		Stratasys Ltd.	201,507	0.1
57,035		Symantec Corp.	1,411,616	0.4
1,072		Tableau Software, Inc.	76,369	0.0
18,378		Teradata Corp.	1,018,876	0.3
18,455		TIBCO Software, Inc.	472,263	0.1
14,258		Total System Services, Inc.	419,470	0.1
28,763		Trimble Navigation Ltd.	854,549	0.3
9,930		Vantiv, Inc.	277,444	0.1
16,038		VeriSign, Inc.	816,174	0.3
62,655		Western Union Co.	1,169,142	0.4
4,205		Workday, Inc.	340,311	0.1
29,672		Xilinx, Inc.	1,390,430	0.4
514		Zebra Technologies Corp.	23,402	0.0
			53,273,576	16.2

		Materials: 5.7%
7,365		Airgas, Inc.	781,058	0.2
3,477		Albemarle Corp.	218,842	0.1
5,311		Aptargroup, Inc.	319,350	0.1
3,585		Avery Dennison Corp.	156,019	0.0
16,732		Ball Corp.	750,932	0.2
5,135		Bemis Co., Inc.	200,316	0.1
17,955		Celanese Corp.	947,845	0.3
3,784		Compass Minerals International, Inc.	288,606	0.1
13,800		Crown Holdings, Inc.	583,464	0.2
5,566		Eagle Materials, Inc.	403,813	0.1
17,412		Eastman Chemical Co.	1,356,395	0.4
15,311		FMC Corp.	1,098,105	0.3
715		Greif, Inc.—Class A	35,056	0.0

ING RussellTM Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
9,166		International Flavors & Fragrances, Inc.	$754,362	0.2
43,026		International Paper Co.	1,927,565	0.6
5,181		Martin Marietta Materials, Inc.	508,619	0.2
1,077		NewMarket Corp.	310,079	0.1
10,986		Owens-Illinois, Inc.	329,800	0.1
11,029		Packaging Corp. of America	629,646	0.2
5,825		Rock-Tenn Co.	589,898	0.2
6,340		Rockwood Holdings, Inc.	424,146	0.1
1,850		Royal Gold, Inc.	90,021	0.0
13,951		RPM International, Inc.	505,026	0.2
4,878		Scotts Miracle-Gro Co.	268,436	0.1
22,022		Sealed Air Corp.	598,778	0.2
9,961		Sherwin-Williams Co.	1,814,695	0.5
12,777		Sigma-Aldrich Corp.	1,089,878	0.3
5,008		Silgan Holdings, Inc.	235,376	0.1
1,230		Tahoe Resources, Inc.	22,042	0.0
10,021		Valspar Corp.	635,632	0.2
1,992		Westlake Chemical Corp.	208,483	0.1
7,438		WR Grace & Co.	650,081	0.2
			18,732,364	5.7

		Telecommunication Services: 1.4%
33,037		Crown Castle International Corp.	2,412,692	0.7
6,174		Level 3 Communications, Inc.	164,784	0.0
14,350		SBA Communications Corp.	1,154,601	0.3
16,906		TW Telecom, Inc.	504,898	0.2
62,977	L	Windstream Holdings, Inc.	503,816	0.2
			4,740,791	1.4

		Utilities: 0.7%
17,327		Aqua America, Inc.	428,497	0.1
5,155		Calpine Corp.	100,162	0.0
5,887		ITC Holdings Corp.	552,554	0.2
21,786		Oneok, Inc.	1,161,629	0.4
2,564		Questar Corp.	57,664	0.0
			2,300,506	0.7
		Total Common Stock (Cost $193,998,694)	322,201,718	98.1

PREFERRED STOCK: 0.0%
		Telecommunication Services: 0.0%
161	L	Intelsat SA	3,864	0.0
		Total Preferred Stock (Cost $3,219)	3,864	0.0
		Total Long-Term Investments (Cost $194,001,913)	322,205,582	98.1

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateralcc(1): 2.0%
1,614,889	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,614,892, collateralized by various U.S. Government Agency Obligations, 0.000%-4.875%, Market Value plus accrued interest $1,647,192, due 07/28/14-07/18/33)	1,614,889	0.4
1,614,889	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,614,892, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $1,647,204, due 03/01/23-07/01/43)	1,614,889	0.5
1,614,889	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $1,614,893, collateralized by various U.S. Government Agency Obligations, 1.359%-7.000%, Market Value plus accrued interest $1,647,187, due 02/01/16-05/01/46)	1,614,889	0.5
1,614,889	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,614,892, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,647,187, due 11/20/13-11/01/47)	1,614,889	0.5

ING RussellTM Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
339,958	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $339,958, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $346,758, due 10/15/13-02/15/43)	$339,958	0.1
		6,799,514	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
5,844,001	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $5,844,001)	5,844,001	1.8
	Total Short-Term Investments (Cost $12,643,515)	12,643,515	3.8
	Total Investments in Securities (Cost $206,645,428)	$334,849,097	101.9
	Liabilities in Excess of Other Assets	(6,162,639)	(1.9)
	Net Assets	$328,686,458	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $207,123,415.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$130,446,943
Gross Unrealized Depreciation	(2,721,261)
Net Unrealized Appreciation	$127,725,682

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

ING RussellTM Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$322,201,718	$—	$—	$322,201,718
Preferred Stock	3,864	—	—	3,864
Short-Term Investments	5,844,001	6,799,514	—	12,643,515
Total Investments, at fair value	$328,049,583	$6,799,514	$—	$334,849,097
Other Financial Instruments+
Futures	37,248	—	—	37,248
Total Assets	$328,086,831	$6,799,514	$—	$334,886,345

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING RussellTM Mid Cap Growth Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	48	12/20/13	$5,954,880	$37,248
			$5,954,880	$37,248

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$37,248
Total Asset Derivatives		$37,248

ING RussellTM Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.4%
		Consumer Discretionary: 17.8%
31,299		Aaron’s, Inc.	$866,982	0.0
32,359		Abercrombie & Fitch Co.	1,144,538	0.1
90,028		ADT Corp.	3,660,538	0.2
30,153		Advance Auto Parts, Inc.	2,493,050	0.1
14,192		Allison Transmission Holdings, Inc.	355,510	0.0
24,828		AMC Networks, Inc.	1,700,221	0.1
79,585		American Eagle Outfitters	1,113,394	0.1
40,287	@	Apollo Group, Inc. — Class A	838,372	0.0
52,694	@	Ascena Retail Group, Inc.	1,050,191	0.0
20,992		Autonation, Inc.	1,095,153	0.0
14,599		Autozone, Inc.	6,171,435	0.3
15,974		Bally Technologies, Inc.	1,151,086	0.1
89,968		Bed Bath & Beyond, Inc.	6,959,924	0.3
112,372		Best Buy Co., Inc.	4,213,950	0.2
24,022	@	Big Lots, Inc.	890,976	0.0
47,567		BorgWarner, Inc.	4,822,818	0.2
29,124		Brinker International, Inc.	1,180,396	0.1
41,440	L	Burger King Worldwide Inc.	808,909	0.0
19,650		Cabela’s, Inc.	1,238,539	0.1
80,443		Cablevision Systems Corp.	1,354,660	0.1
92,424		Carmax, Inc.	4,479,791	0.2
24,470		Carter’s, Inc.	1,857,028	0.1
27,243		Charter Communications, Inc.	3,671,267	0.2
66,986		Chico’s FAS, Inc.	1,115,987	0.1
12,724		Chipotle Mexican Grill, Inc.	5,454,779	0.2
11,422		Choice Hotels International, Inc.	493,316	0.0
47,654		Cinemark Holdings, Inc.	1,512,538	0.1
17,448		Clear Channel Outdoor Holdings, Inc.	143,074	0.0
115,656		Coach, Inc.	6,306,722	0.3
24,945		CST Brands, Inc.	743,361	0.0
53,436		Darden Restaurants, Inc.	2,473,552	0.1
14,227		Deckers Outdoor Corp.	937,844	0.0
128,679		Delphi Automotive PLC	7,517,427	0.3
25,955		DeVry, Inc.	793,185	0.0
40,805		Dick’s Sporting Goods, Inc.	2,178,171	0.1
11,157		Dillard’s, Inc.	873,593	0.0
100,723		Discovery Communications, Inc. — Class A	8,503,036	0.4
85,813		Dish Network Corp. — Class A	3,862,443	0.2
134,682		Dollar General Corp.	7,604,146	0.3
92,143		Dollar Tree, Inc.	5,266,894	0.2
23,252		Domino’s Pizza, Inc.	1,579,973	0.1
116,039		D.R. Horton, Inc.	2,254,638	0.1
30,454		DreamWorks Animation SKG, Inc.	866,721	0.0
14,702		DSW, Inc.	1,254,375	0.1
44,021		Dunkin’ Brands Group, Inc.	1,992,390	0.1
43,886		Expedia, Inc.	2,272,856	0.1
39,637		Family Dollar Stores, Inc.	2,854,657	0.1
61,998		Foot Locker, Inc.	2,104,212	0.1
21,248		Fossil Group, Inc.	2,469,868	0.1
49,090		GameStop Corp.	2,437,318	0.1
94,521		Gannett Co., Inc.	2,532,218	0.1
114,903		Gap, Inc.	4,628,293	0.2
50,671	L	Garmin Ltd.	2,289,822	0.1
59,351		Gentex Corp.	1,518,792	0.1
63,773		Genuine Parts Co.	5,158,598	0.2
40,635		GNC Holdings, Inc.	2,219,890	0.1
101,507		Goodyear Tire & Rubber Co.	2,278,832	0.1
173,400		Groupon, Inc.	1,943,814	0.1
24,487		Guess?, Inc.	730,937	0.0
112,078		H&R Block, Inc.	2,987,999	0.1
40,709		Hanesbrands, Inc.	2,536,578	0.1
92,245		Harley-Davidson, Inc.	5,925,819	0.3
28,064		Harman International Industries, Inc.	1,858,679	0.1
47,393		Hasbro, Inc.	2,234,106	0.1
23,355	@	HomeAway, Inc.	653,940	0.0
18,506	@	Hyatt Hotels Corp.	795,018	0.0
107,549		International Game Technology	2,035,903	0.1
176,368		Interpublic Group of Cos., Inc.	3,030,002	0.1
46,490		Jarden Corp.	2,250,116	0.1
70,683	L	JC Penney Co., Inc.	623,424	0.0
18,813		John Wiley & Sons, Inc.	897,192	0.0
91,372		Kohl’s Corp.	4,728,501	0.2
98,797		L Brands, Inc.	6,036,497	0.3
32,543	@	Lamar Advertising Co.	1,530,497	0.1
33,236		Lear Corp.	2,378,701	0.1
59,006		Leggett & Platt, Inc.	1,779,031	0.1
68,322		Lennar Corp.	2,418,599	0.1
41,545		Liberty Media Corp.	6,113,347	0.3
218,015		Liberty Media Corp. — Interactive	5,116,812	0.2
15,185	@	Liberty Ventures	1,338,861	0.1
33,372	@	Lions Gate Entertainment Corp.	1,169,689	0.1
122,944		LKQ Corp.	3,916,996	0.2
157,934		Macy’s, Inc.	6,833,804	0.3
25,252		The Madison Square Garden, Inc.	1,466,384	0.1
95,850		Marriott International, Inc.	4,031,451	0.2
142,149		Mattel, Inc.	5,950,357	0.3
112,806		McGraw-Hill Cos., Inc.	7,398,946	0.3
153,532		MGM Resorts International	3,138,194	0.1
82,924		Michael Kors Holdings Ltd.	6,179,496	0.3
24,966		Mohawk Industries, Inc.	3,251,822	0.1
8,535		Morningstar, Inc.	676,484	0.0
19,648		Murphy USA, Inc.	793,583	0.0
20,681		NetFlix, Inc.	6,394,772	0.3
118,777		Newell Rubbermaid, Inc.	3,266,368	0.1
59,677		Nordstrom, Inc.	3,353,847	0.2
11,203		Norwegian Cruise Line Holdings Ltd.	345,613	0.0

ING RussellTM Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,934	@	NVR, Inc.	$1,777,713	0.1
106,442		Omnicom Group, Inc.	6,752,680	0.3
45,473		O’Reilly Automotive, Inc.	5,801,900	0.3
53,344		Pandora Media, Inc.	1,340,535	0.1
11,616		Panera Bread Co.	1,841,484	0.1
28,068		Penn National Gaming, Inc.	1,553,844	0.1
42,517		Petsmart, Inc.	3,242,346	0.1
26,654		Polaris Industries, Inc.	3,443,164	0.2
159,555		Pulte Homes, Inc.	2,632,658	0.1
33,362		PVH Corp.	3,959,736	0.2
24,690		Ralph Lauren Corp.	4,067,184	0.2
33,956	L	Regal Entertainment Group	644,485	0.0
90,486		Ross Stores, Inc.	6,587,381	0.3
67,465		Royal Caribbean Cruises Ltd.	2,582,560	0.1
70,106		Sally Beauty Holdings, Inc.	1,833,973	0.1
45,132		Scripps Networks Interactive—Class A	3,525,261	0.2
17,885	@,L	Sears Holding Corp.	1,066,661	0.0
12,578		SeaWorld Entertainment, Inc.	372,686	0.0
87,495		Service Corp. International	1,629,157	0.1
33,419		Signet Jewelers Ltd.	2,394,471	0.1
27,340		Six Flags Entertainment Corp.	923,819	0.0
273,292		Staples, Inc.	4,003,728	0.2
80,097		Starwood Hotels & Resorts Worldwide, Inc.	5,322,446	0.2
48,006	@	Starz	1,350,409	0.1
13,080		Taylor Morrison Home Corp.	296,262	0.0
24,942	@	Tempur Sealy International, Inc.	1,096,450	0.1
34,421	L	Tesla Motors, Inc.	6,657,710	0.3
18,237		Thor Industries, Inc.	1,058,475	0.0
45,983		Tiffany & Co.	3,523,217	0.2
69,866		Toll Brothers, Inc.	2,265,754	0.1
57,444		Tractor Supply Co.	3,858,513	0.2
46,134		TripAdvisor, Inc.	3,498,803	0.2
44,287		TRW Automotive Holdings Corp.	3,158,106	0.1
21,840		Tupperware Corp.	1,886,321	0.1
26,214		Ulta Salon Cosmetics & Fragrance, Inc.	3,131,524	0.1
34,610		Under Armour, Inc.	2,749,765	0.1
44,475		Urban Outfitters, Inc.	1,635,346	0.1
36,042		VF Corp.	7,174,160	0.3
20,559	@	Visteon Corp.	1,555,083	0.1
1,805		Washington Post	1,103,487	0.1
11,127		Weight Watchers International, Inc.	415,816	0.0
117,035		Wendy’s Company	992,457	0.0
32,585		Whirlpool Corp.	4,771,747	0.2
40,362		Williams-Sonoma, Inc.	2,268,344	0.1
55,923		Wyndham Worldwide Corp.	3,409,625	0.2
33,190		Wynn Resorts Ltd.	5,244,352	0.2
			398,126,026	17.8

		Consumer Staples: 5.5%
178,240		Avon Products, Inc.	3,671,744	0.2
66,237		Beam, Inc.	4,282,222	0.2
62,264		Brown-Forman Corp.	4,242,046	0.2
60,538	@	Bunge Ltd.	4,595,440	0.2
72,201		Campbell Soup Co.	2,939,303	0.1
56,881		Church & Dwight Co., Inc.	3,415,704	0.2
54,202		Clorox Co.	4,429,387	0.2
112,771		Coca-Cola Enterprises, Inc.	4,534,522	0.2
171,549		ConAgra Foods, Inc.	5,204,797	0.2
63,314		Constellation Brands, Inc.	3,634,224	0.2
38,493	@	Dean Foods Co.	742,915	0.0
83,982		Dr Pepper Snapple Group, Inc.	3,764,073	0.2
25,617		Energizer Holdings, Inc.	2,334,990	0.1
70,633		Flowers Foods, Inc.	1,514,371	0.1
16,976		Fresh Market, Inc.	803,135	0.0
61,416		Green Mountain Coffee Roasters, Inc.	4,626,467	0.2
35,213	L	Herbalife Ltd.	2,456,811	0.1
61,738		Hershey Co.	5,710,765	0.3
50,838		Hillshire Brands Co.	1,562,760	0.1
55,404		Hormel Foods Corp.	2,333,616	0.1
32,009		Ingredion, Inc.	2,118,036	0.1
44,147		JM Smucker Co.	4,637,201	0.2
214,028		Kroger Co.	8,633,889	0.4
155,457		Lorillard, Inc.	6,961,364	0.3
54,292		McCormick & Co., Inc.	3,512,692	0.2
83,334		Mead Johnson Nutrition Co.	6,188,383	0.3
57,490		Molson Coors Brewing Co.	2,881,974	0.1
55,237		Monster Beverage Corp.	2,886,133	0.1
24,121		Nu Skin Enterprises, Inc.	2,309,345	0.1
13,846		Pinnacle Foods, Inc.	366,504	0.0
99,528		Safeway, Inc.	3,183,901	0.1
115,291		Tyson Foods, Inc.	3,260,429	0.1
57,237	@	WhiteWave Foods Co.	1,143,023	0.0
152,652		Whole Foods Market, Inc.	8,930,142	0.4
			123,812,308	5.5

		Energy: 6.3%
23,663	@	Atwood Oceanics, Inc.	1,302,412	0.1
173,510		Cabot Oil & Gas Corp.	6,475,393	0.3
102,111		Cameron International Corp.	5,960,219	0.3
99,319		Cheniere Energy, Inc.	3,390,751	0.1
238,491		Chesapeake Energy Corp.	6,172,147	0.3
35,587		Cimarex Energy Co.	3,430,587	0.2
113,370		Cobalt International Energy, Inc.	2,818,378	0.1
43,117		Concho Resources, Inc.	4,691,561	0.2
94,117		Consol Energy, Inc.	3,167,037	0.1
17,639		Continental Resources, Inc.	1,891,959	0.1
6,449		CVR Energy, Inc.	248,415	0.0

ING RussellTM Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
153,601		Denbury Resources, Inc.	$2,827,794	0.1
28,435		Diamond Offshore Drilling	1,772,069	0.1
31,467		Dresser-Rand Group, Inc.	1,963,541	0.1
16,760		Dril-Quip, Inc.	1,923,210	0.1
61,928		EQT Corp.	5,494,252	0.2
97,609		FMC Technologies, Inc.	5,409,491	0.2
18,055	@	Golar LNG Ltd.	680,132	0.0
31,957		Gulfport Energy Corp.	2,056,113	0.1
39,049		Helmerich & Payne, Inc.	2,692,429	0.1
83,589		HollyFrontier Corp.	3,519,933	0.2
41,687	@	Kosmos Energy, LLC	428,542	0.0
16,039		Laredo Petroleum Holdings, Inc.	476,038	0.0
97,629		McDermott International, Inc.	725,383	0.0
78,593		Murphy Oil Corp.	4,740,730	0.2
121,746		Nabors Industries Ltd.	1,955,241	0.1
55,932		Newfield Exploration Co.	1,530,859	0.1
147,615		Noble Energy, Inc.	9,891,681	0.4
38,679		Oasis Petroleum, Inc.	1,900,299	0.1
44,536		Oceaneering International, Inc.	3,618,105	0.2
22,697		Oil States International, Inc.	2,348,232	0.1
60,703		Patterson-UTI Energy, Inc.	1,297,830	0.1
9,701	L	PBF Energy, Inc.	217,787	0.0
111,387		Peabody Energy Corp.	1,921,426	0.1
56,214		Pioneer Natural Resources Co.	10,613,203	0.5
74,053		QEP Resources, Inc.	2,050,528	0.1
67,110		Range Resources Corp.	5,092,978	0.2
51,287		Rowan Companies PLC	1,883,259	0.1
26,013	L	RPC, Inc.	402,421	0.0
204,342	@,L	SandRidge Energy, Inc.	1,197,444	0.1
27,383		SM Energy Co.	2,113,694	0.1
8,928	@,L	Solar City	308,909	0.0
144,677		Southwestern Energy Co.	5,263,349	0.2
65,931		Superior Energy Services	1,650,912	0.1
15,671	@	Teekay Corp.	669,935	0.0
55,882		Tesoro Corp.	2,457,690	0.1
20,460		Tidewater, Inc.	1,213,073	0.1
63,147	@,L	Ultra Petroleum Corp.	1,298,934	0.1
20,270		Unit Corp.	942,352	0.0
48,676		Whiting Petroleum Corp.	2,913,259	0.1
30,014		World Fuel Services Corp.	1,119,822	0.0
82,716		WPX Energy, Inc.	1,593,110	0.1
			141,724,848	6.3

		Financials: 19.2%
21,711		Affiliated Managers Group, Inc.	3,965,297	0.2
29,519		Alexandria Real Estate Equities, Inc.	1,884,788	0.1
6,912		Alleghany Corp.	2,831,501	0.1
14,282	@	Allied World Assurance Co. Holdings Ltd.	1,419,488	0.1
43,279		American Campus Communities, Inc.	1,477,978	0.1
163,170		American Capital Agency Corp.	3,682,747	0.2
125,261	@	American Capital Ltd.	1,722,339	0.1
32,090		American Financial Group, Inc.	1,734,785	0.1
3,000		American National Insurance	294,120	0.0
82,951		Ameriprise Financial, Inc.	7,555,177	0.3
389,848		Annaly Capital Management, Inc.	4,514,440	0.2
127,235		Aon PLC	9,471,373	0.4
60,303		Apartment Investment & Management Co.	1,684,866	0.1
54,791		Arch Capital Group Ltd.	2,965,837	0.1
110,737		Ares Capital Corp.	1,914,643	0.1
52,384		Arthur J. Gallagher & Co.	2,286,562	0.1
5,259		Artisan Partners Asset Management, Inc.	275,361	0.0
27,369		Aspen Insurance Holdings Ltd.	993,221	0.0
69,222		Associated Banc-Corp.	1,072,249	0.0
31,814		Assurant, Inc.	1,721,137	0.1
69,633	@	Assured Guaranty Ltd.	1,305,619	0.1
53,261		AvalonBay Communities, Inc.	6,768,941	0.3
49,261		Axis Capital Holdings Ltd.	2,133,494	0.1
18,511		Bank of Hawaii Corp.	1,007,924	0.0
26,585		BankUnited, Inc.	829,186	0.0
76,967		BioMed Realty Trust, Inc.	1,430,817	0.1
10,933		BOK Financial Corp.	692,606	0.0
62,452		Boston Properties, Inc.	6,676,119	0.3
64,716		Brandywine Realty Trust	852,957	0.0
31,849		BRE Properties, Inc.	1,616,655	0.1
48,735		Brown & Brown, Inc.	1,564,394	0.1
34,929		Camden Property Trust	2,146,038	0.1
80,893		CapitalSource, Inc.	961,009	0.0
67,411		CBL & Associates Properties, Inc.	1,287,550	0.1
36,066		CBOE Holdings, Inc.	1,631,265	0.1
114,845		CBRE Group, Inc.	2,656,365	0.1
424,550		Chimera Investment Corp.	1,290,632	0.1
67,288		Cincinnati Financial Corp.	3,173,302	0.1
82,840		CIT Group, Inc.	4,040,107	0.2
19,274		City National Corp.	1,284,805	0.1
10,913		CNA Financial Corp.	416,658	0.0
76,842		Comerica, Inc.	3,020,659	0.1
31,771		Commerce Bancshares, Inc.	1,391,888	0.1
48,919		CommonWealth REIT	1,071,815	0.0
35,472		Corporate Office Properties Trust SBI MD	819,403	0.0
47,607		Corrections Corp. of America	1,644,822	0.1
21,488		Cullen/Frost Bankers, Inc.	1,515,978	0.1
109,102		DDR Corp.	1,713,992	0.1
52,863		Digital Realty Trust, Inc.	2,807,025	0.1
58,920		Douglas Emmett, Inc.	1,382,852	0.1
132,885		Duke Realty Corp.	2,051,744	0.1
118,514		E*Trade Financial Corp.	1,955,481	0.1
56,238		East-West Bancorp., Inc.	1,796,804	0.1

ING RussellTM Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
49,579		Eaton Vance Corp.	$1,925,153	0.1
17,811		Endurance Specialty Holdings Ltd.	956,807	0.0
49,598		Equifax, Inc.	2,968,440	0.1
34,414		Equity Lifestyle Properties, Inc.	1,175,926	0.1
10,269		Erie Indemnity Co.	744,194	0.0
15,637		Essex Property Trust, Inc.	2,309,585	0.1
20,562		Everest Re Group Ltd.	2,989,920	0.1
45,850		Extra Space Storage, Inc.	2,097,638	0.1
26,845		Federal Realty Investment Trust	2,723,425	0.1
38,307	L	Federated Investors, Inc.	1,040,418	0.0
94,027		Fidelity National Financial, Inc.	2,501,118	0.1
359,951		Fifth Third Bancorp.	6,493,516	0.3
3,121		First Citizens BancShares, Inc.	641,678	0.0
99,697		First Horizon National Corp.	1,095,670	0.0
146,318		First Niagara Financial Group, Inc.	1,517,318	0.1
48,115		First Republic Bank	2,243,602	0.1
65,266		Forest City Enterprises, Inc.	1,236,138	0.1
80,614		Fulton Financial Corp.	941,572	0.0
244,701		General Growth Properties, Inc.	4,720,282	0.2
202,915		Genworth Financial, Inc.	2,595,283	0.1
18,164		Hanover Insurance Group, Inc.	1,004,833	0.0
187,668		Hartford Financial Services Group, Inc.	5,840,228	0.3
40,818		Hatteras Financial Corp.	763,705	0.0
41,464		HCC Insurance Holdings, Inc.	1,816,953	0.1
187,044		HCP, Inc.	7,659,452	0.3
117,117		Health Care Real Estate Investment Trust, Inc.	7,305,758	0.3
46,016		Healthcare Trust of America, Inc.	484,088	0.0
23,444		Home Properties, Inc.	1,353,891	0.1
57,753		Hospitality Properties Trust	1,634,410	0.1
306,571		Host Hotels & Resorts, Inc.	5,417,110	0.2
16,323	@	Howard Hughes Corp.	1,834,216	0.1
218,186		Hudson City Bancorp., Inc.	1,974,583	0.1
345,193		Huntington Bancshares, Inc.	2,851,294	0.1
31,006	**	ING U.S., INC.	905,685	0.0
19,290		Interactive Brokers Group, Inc.	362,073	0.0
29,957		IntercontinentalExchange, Inc.	5,434,799	0.2
183,040		Invesco Ltd.	5,838,976	0.3
18,226		Jones Lang LaSalle, Inc.	1,591,130	0.1
19,669		Kemper Corp.	660,878	0.0
378,828		Keycorp	4,318,639	0.2
31,181		Kilroy Realty Corp.	1,557,491	0.1
168,208		Kimco Realty Corp.	3,394,437	0.2
52,944		Lazard Ltd.	1,907,043	0.1
45,886		Legg Mason, Inc.	1,534,428	0.1
121,757		Leucadia National Corp.	3,316,661	0.1
53,471		Liberty Property Trust	1,903,568	0.1
110,502		Lincoln National Corp.	4,639,979	0.2
23,376		LPL Financial Holdings, Inc.	895,535	0.0
53,107		M&T Bank Corp.	5,943,735	0.3
56,609		Macerich Co.	3,195,012	0.1
36,293		Mack-Cali Realty Corp.	796,268	0.0
5,675	@	Markel Corp.	2,938,345	0.1
58,500	@	MBIA, Inc.	598,455	0.0
11,079		Mercury General Corp.	535,227	0.0
149,159		MFA Mortgage Investments, Inc.	1,111,235	0.1
17,636		Mid-America Apartment Communities, Inc.	1,102,250	0.0
80,051		Moody’s Corp.	5,629,987	0.3
49,859		MSCI, Inc.—Class A	2,007,323	0.1
46,051		Nasdaq Stock Market, Inc.	1,477,777	0.1
48,888		National Retail Properties, Inc.	1,555,616	0.1
8,844	L	Nationstar Mortgage Holdings, Inc.	497,298	0.0
182,151		New York Community Bancorp., Inc.	2,752,302	0.1
98,464		Northern Trust Corp.	5,355,457	0.2
100,000		NYSE Euronext	4,198,000	0.2
42,813		Ocwen Financial Corp.	2,387,681	0.1
107,180		Old Republic International Corp.	1,650,572	0.1
47,979		Omega Healthcare Investors, Inc.	1,433,133	0.1
22,319	@	PartnerRe Ltd.	2,043,081	0.1
127,398		People’s United Financial, Inc.	1,831,983	0.1
69,234		Piedmont Office Realty Trust, Inc.	1,201,902	0.1
67,022		Plum Creek Timber Co., Inc.	3,138,640	0.1
42,685		Popular, Inc.	1,119,628	0.1
22,561		Post Properties, Inc.	1,015,696	0.0
120,793		Principal Financial Group, Inc.	5,172,356	0.2
25,523		ProAssurance Corp.	1,150,066	0.1
248,299		Progressive Corp.	6,761,182	0.3
205,070		ProLogis, Inc.	7,714,733	0.3
32,412		Protective Life Corp.	1,379,131	0.1
50,387		Raymond James Financial, Inc.	2,099,626	0.1
51,857		Rayonier, Inc.	2,885,842	0.1
49,614		Realogy Holdings Corp.	2,134,394	0.1
80,782		Realty Income Corp.	3,211,085	0.1
37,860		Regency Centers Corp.	1,830,531	0.1
581,654		Regions Financial Corp.	5,386,116	0.2
29,943		Reinsurance Group of America, Inc.	2,005,882	0.1
18,395		RenaissanceRe Holdings Ltd.	1,665,299	0.1

ING RussellTM Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
55,336		Retail Properties of America, Inc.	$760,870	0.0
59,549		SEI Investments Co.	1,840,660	0.1
77,689		Senior Housing Properties Trust	1,813,261	0.1
19,533		Signature Bank	1,787,660	0.1
37,690		SL Green Realty Corp.	3,348,380	0.2
182,821		SLM Corp.	4,552,243	0.2
153,734		Spirit Realty Capital, Inc.	1,411,278	0.1
27,500	@,L	St. Joe Co.	539,550	0.0
18,302		Stancorp Financial Group, Inc.	1,006,976	0.0
68,626		Starwood Property Trust, Inc.	1,644,965	0.1
222,350		SunTrust Bank	7,208,587	0.3
18,616		SVB Financial Group	1,607,864	0.1
403,795		Synovus Financial Corp.	1,332,524	0.1
106,746		T. Rowe Price Group, Inc.	7,678,240	0.3
39,015		Tanger Factory Outlet Centers, Inc.	1,273,840	0.1
26,348		Taubman Centers, Inc.	1,773,484	0.1
67,655		TCF Financial Corp.	966,113	0.0
96,209		TD Ameritrade Holding Corp.	2,518,752	0.1
32,467	@	TFS Financial Corp.	388,630	0.0
38,075		Torchmark Corp.	2,754,726	0.1
150,824		Two Harbors Investment Corp.	1,464,501	0.1
103,220		UDR, Inc.	2,446,314	0.1
109,871		UnumProvident Corp.	3,344,473	0.2
43,087		Validus Holdings Ltd.	1,593,357	0.1
82,332	L	Valley National Bancorp.	819,203	0.0
120,657		Ventas, Inc.	7,420,406	0.3
76,953		Vornado Realty Trust	6,468,669	0.3
35,523		Waddell & Reed Financial, Inc.	1,828,724	0.1
43,080		Washington Federal, Inc.	890,894	0.0
50,300		Weingarten Realty Investors	1,475,299	0.1
239,927		Weyerhaeuser Co.	6,869,110	0.3
2,552		White Mountains Insurance Group Ltd.	1,448,566	0.1
23,734	L	WP Carey, Inc.	1,535,590	0.1
44,805		WR Berkley Corp.	1,920,342	0.1
120,109		XL Group PLC	3,701,759	0.2
76,127		Zions Bancorp.	2,087,402	0.1
			429,962,399	19.2

		Health Care: 10.9%
54,865		Actavis, Inc.	7,900,560	0.4
142,900		Agilent Technologies, Inc.	7,323,625	0.3
33,608		Alere, Inc.	1,027,397	0.0
80,316		Alexion Pharmaceuticals, Inc.	9,329,507	0.4
52,213		Alkermes PLC	1,755,401	0.1
73,533	@	Allscripts Healthcare Solutions, Inc.	1,093,436	0.0
95,031		AmerisourceBergen Corp.	5,806,394	0.3
76,264		Ariad Pharmaceuticals, Inc.	1,403,258	0.1
57,211		BioMarin Pharmaceuticals, Inc.	4,131,778	0.2
8,463		Bio-Rad Laboratories, Inc.	994,910	0.0
555,241		Boston Scientific Corp.	6,518,529	0.3
41,085		Brookdale Senior Living, Inc.	1,080,536	0.0
45,225		Bruker BioSciences Corp.	933,896	0.0
140,704		Cardinal Health, Inc.	7,337,714	0.3
90,493		CareFusion Corp.	3,339,192	0.1
84,767		Catamaran Corp.	3,895,044	0.2
122,062		Cerner Corp.	6,414,358	0.3
20,265	@	Charles River Laboratories International, Inc.	937,459	0.0
117,448		Cigna Corp.	9,027,053	0.4
38,952		Community Health Systems, Inc.	1,616,508	0.1
19,965		Cooper Cos., Inc.	2,589,261	0.1
23,080		Covance, Inc.	1,995,497	0.1
33,122		CR Bard, Inc.	3,815,654	0.2
26,920		Cubist Pharmaceuticals, Inc.	1,710,766	0.1
75,808		DaVita, Inc.	4,313,475	0.2
59,214		Densply International, Inc.	2,570,480	0.1
46,497		Edwards Lifesciences Corp.	3,237,586	0.1
46,375	@	Endo Pharmaceuticals Holdings, Inc.	2,107,280	0.1
19,590	@	Envision Healthcare Holdings, Inc.	509,830	0.0
109,752		Forest Laboratories, Inc.	4,696,288	0.2
110,155		HCA Holdings, Inc.	4,709,126	0.2
107,147	@	Health Management Associates, Inc.	1,371,482	0.1
32,780		Health Net, Inc.	1,039,126	0.0
35,860		Henry Schein, Inc.	3,718,682	0.2
24,687		Hill-Rom Holdings, Inc.	884,535	0.0
111,262	@	Hologic, Inc.	2,297,560	0.1
68,103		Hospira, Inc.	2,671,000	0.1
64,824		Humana, Inc.	6,050,024	0.3
22,342		Idexx Laboratories, Inc.	2,226,380	0.1
51,199	L	Illumina, Inc.	4,138,415	0.2
42,521		Incyte Corp., Ltd.	1,622,176	0.1
21,434		Jazz Pharmaceuticals PLC	1,971,285	0.1
38,238		Laboratory Corp. of America Holdings	3,790,915	0.2
70,839		Life Technologies Corp.	5,300,882	0.2
19,572		LifePoint Hospitals, Inc.	912,642	0.0
30,974		Medivation, Inc.	1,856,582	0.1
20,738		Mednax, Inc.	2,082,095	0.1
12,427		Mettler Toledo International, Inc.	2,983,598	0.1
156,851		Mylan Laboratories	5,987,003	0.3
32,931	L	Myriad Genetics, Inc.	773,879	0.0
43,341		Omnicare, Inc.	2,405,426	0.1
29,944	@	Onyx Pharmaceuticals, Inc.	3,733,119	0.2
36,115		Patterson Cos., Inc.	1,451,823	0.1
46,230		PerkinElmer, Inc.	1,745,183	0.1
38,707		Perrigo Co.	4,775,670	0.2

ING RussellTM Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
24,146		Pharmacyclics, Inc.	$3,342,289	0.1
96,671	@	Qiagen NV	2,068,759	0.1
65,055		Quest Diagnostics	4,019,748	0.2
11,230		Quintiles Transnational Holdings, Inc.	504,002	0.0
58,633	L	Resmed, Inc.	3,096,995	0.1
25,326		Salix Pharmaceuticals Ltd.	1,693,803	0.1
41,465		Seattle Genetics, Inc.	1,817,411	0.1
22,688		Sirona Dental Systems, Inc.	1,518,508	0.1
116,611		St. Jude Medical, Inc.	6,255,014	0.3
15,215		Techne Corp.	1,218,113	0.1
16,988		Teleflex, Inc.	1,397,773	0.1
42,773		Tenet Healthcare Corp.	1,761,820	0.1
32,469		Theravance, Inc.	1,327,657	0.1
19,219		United Therapeutics Corp.	1,515,418	0.1
37,482		Universal Health Services, Inc.	2,810,775	0.1
44,628		Varian Medical Systems, Inc.	3,335,050	0.1
36,559		VCA Antech, Inc.	1,003,910	0.0
95,941		Vertex Pharmaceuticals, Inc.	7,274,247	0.3
103,610		Warner Chilcott PLC	2,367,489	0.1
35,263		Waters Corp.	3,745,283	0.2
69,289		Zimmer Holdings, Inc.	5,691,398	0.3
205,787		Zoetis, Inc.	6,404,091	0.3
			244,080,833	10.9

		Industrials: 13.0%
42,563		Aecom Technology Corp.	1,330,945	0.1
40,218		AGCO Corp.	2,429,972	0.1
28,996		Air Lease Corp.	802,029	0.0
29,057		Alaska Air Group, Inc.	1,819,549	0.1
13,293		Alliant Techsystems, Inc.	1,296,865	0.1
3,020		Amerco, Inc.	556,073	0.0
100,216		Ametek, Inc.	4,611,940	0.2
31,963		AO Smith Corp.	1,444,728	0.1
11,355	@	Armstrong World Industries, Inc.	624,071	0.0
44,497		Avis Budget Group, Inc.	1,282,848	0.1
46,339		Babcock & Wilcox Co.	1,562,551	0.1
40,644		BE Aerospace, Inc.	3,000,340	0.1
26,260		Carlisle Cos., Inc.	1,845,815	0.1
66,091		CH Robinson Worldwide, Inc.	3,936,380	0.2
41,402		Chicago Bridge & Iron Co. NV	2,805,814	0.1
42,580		Cintas Corp.	2,180,096	0.1
24,997		Clean Harbors, Inc.	1,466,324	0.1
48,214		CNH Industrial NV	602,671	0.0
35,386		Colfax Corp.	1,998,955	0.1
23,283		Con-way, Inc.	1,003,264	0.0
13,740		Copa Holdings S.A.	1,905,326	0.1
46,113		Copart, Inc.	1,465,932	0.1
43,803		Covanta Holding Corp.	936,508	0.0
20,043		Crane Co.	1,236,052	0.0
352,451		Delta Airlines, Inc.	8,314,319	0.4
60,638		Donaldson Co., Inc.	2,312,127	0.1
70,426		Dover Corp.	6,326,368	0.3
16,493		Dun & Bradstreet Corp.	1,712,798	0.1
77,785		Exelis, Inc.	1,222,002	0.0
85,060		Expeditors International Washington, Inc.	3,747,744	0.2
122,109		Fastenal Co.	6,135,977	0.3
58,871		Flowserve Corp.	3,672,962	0.2
67,038		Fluor Corp.	4,757,016	0.2
67,944		Fortune Brands Home & Security, Inc.	2,828,509	0.1
19,337		GATX Corp.	918,894	0.0
17,886		Genesee & Wyoming, Inc.	1,662,861	0.1
25,298		Graco, Inc.	1,873,570	0.1
33,335		Harsco Corp.	830,041	0.0
25,208	@	HD Supply Holdings, Inc	553,694	0.0
142,505		Hertz Global Holdings, Inc.	3,157,911	0.1
41,405		Hexcel Corp.	1,606,514	0.1
24,521		Hubbell, Inc.	2,568,330	0.1
20,706		Huntington Ingalls Industries, Inc.	1,395,584	0.1
33,957		IDEX Corp.	2,215,694	0.1
27,052		IHS, Inc.	3,088,797	0.1
123,017		Ingersoll-Rand PLC—Class A	7,988,724	0.4
70,416		Iron Mountain, Inc.	1,902,640	0.1
37,117		ITT Corp.	1,334,356	0.1
53,843		Jacobs Engineering Group, Inc.	3,132,586	0.1
37,643		JB Hunt Transport Services, Inc.	2,745,304	0.1
43,911		Joy Global, Inc.	2,241,217	0.1
45,344		Kansas City Southern	4,958,820	0.2
31,352		KAR Auction Services, Inc.	884,440	0.0
61,036		KBR, Inc.	1,992,215	0.1
32,524		Kennametal, Inc.	1,483,094	0.1
23,450	@	Kirby Corp.	2,029,597	0.1
37,039		L-3 Communications Holdings, Inc.	3,500,185	0.1
19,253		Landstar System, Inc.	1,077,783	0.0
20,820		Lennox International, Inc.	1,566,913	0.1
34,336		Lincoln Electric Holdings, Inc.	2,287,464	0.1
55,146		Manitowoc Co., Inc.	1,079,759	0.0
31,868		Manpower, Inc.	2,318,078	0.1
146,888		Masco Corp.	3,125,777	0.1
34,318		MRC Global, Inc.	919,722	0.0
19,530		MSC Industrial Direct Co.	1,588,765	0.1
23,079	L	Navistar International Corp.	841,922	0.0
89,902		Nielsen Holdings NV	3,276,928	0.1
26,522		Nordson Corp.	1,952,815	0.1
29,330		Old Dominion Freight Line	1,348,887	0.1
36,356	@	Oshkosh Truck Corp.	1,780,717	0.1
49,130	@	Owens Corning, Inc.	1,865,957	0.1
145,572		Paccar, Inc.	8,102,538	0.4
45,800		Pall Corp.	3,528,432	0.2
61,442		Parker Hannifin Corp.	6,679,974	0.3
84,081		Pentair Ltd.	5,460,220	0.2
83,259	L	Pitney Bowes, Inc.	1,514,481	0.1

ING RussellTM Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
86,341		Quanta Services, Inc.	$2,375,241	0.1
18,600		Regal-Beloit Corp.	1,263,498	0.0
111,292		Republic Services, Inc.	3,712,701	0.2
57,632		Robert Half International, Inc.	2,249,377	0.1
57,486		Rockwell Automation, Inc.	6,147,553	0.3
55,856		Rockwell Collins, Inc.	3,790,388	0.2
26,277		Rollins, Inc.	696,603	0.0
40,753		Roper Industries, Inc.	5,414,851	0.2
74,982	L	RR Donnelley & Sons Co.	1,184,716	0.0
21,440		Ryder System, Inc.	1,279,968	0.1
145,435	@,L	Seadrill LTD	6,556,210	0.3
24,082		Snap-On, Inc.	2,396,159	0.1
297,264		Southwest Airlines Co.	4,328,164	0.2
49,337	@	Spirit Aerosystems Holdings, Inc.	1,195,929	0.0
19,344		SPX Corp.	1,637,276	0.1
66,643		Stanley Black & Decker, Inc.	6,035,857	0.3
35,516		Stericycle, Inc.	4,098,546	0.2
45,946		Terex Corp.	1,543,786	0.1
114,329		Textron, Inc.	3,156,624	0.1
35,693		Timken Co.	2,155,857	0.1
23,911		Toro Co.	1,299,563	0.1
26,936		Towers Watson & Co.	2,881,075	0.1
21,574		TransDigm Group, Inc.	2,992,314	0.1
32,716		Trinity Industries, Inc.	1,483,671	0.1
21,315		Triumph Group, Inc.	1,496,739	0.1
146,853		United Continental Holdings, Inc.	4,509,856	0.2
38,938		United Rentals, Inc.	2,269,696	0.1
31,363		URS Corp.	1,685,761	0.1
11,048		Valmont Industries, Inc.	1,534,678	0.1
62,309		Verisk Analytics, Inc.	4,047,593	0.2
24,114		WABCO Holdings, Inc.	2,031,846	0.1
39,744		Wabtec Corp.	2,498,705	0.1
50,987		Waste Connections, Inc.	2,315,320	0.1
18,235		Wesco International, Inc.	1,395,525	0.1
24,274		WW Grainger, Inc.	6,352,749	0.3
76,559		Xylem, Inc.	2,138,293	0.1
			289,709,758	13.0

		Information Technology: 13.7%
41,538	L	3D Systems Corp.	2,242,637	0.1
176,099		Activision Blizzard, Inc.	2,935,570	0.1
250,348	@,L	Advanced Micro Devices, Inc.	951,322	0.0
73,151		Akamai Technologies, Inc.	3,781,907	0.2
20,244		Alliance Data Systems Corp.	4,280,999	0.2
131,798		Altera Corp.	4,897,614	0.2
66,254		Amdocs Ltd.	2,427,547	0.1
65,773		Amphenol Corp.	5,089,515	0.2
126,859		Analog Devices, Inc.	5,968,716	0.3
38,353		Ansys, Inc.	3,318,302	0.2
31,980		AOL, Inc.	1,105,868	0.1
494,568		Applied Materials, Inc.	8,674,723	0.4
43,219		Arrow Electronics, Inc.	2,097,418	0.1
176,990	@	Atmel Corp.	1,316,806	0.1
92,348		Autodesk, Inc.	3,801,967	0.2
101,262		Avago Technologies Ltd.	4,366,417	0.2
56,620		Avnet, Inc.	2,361,620	0.1
19,523		AVX Corp.	256,337	0.0
12,679		Booz Allen Hamilton Holding Corp.	244,958	0.0
50,082		Broadridge Financial Solutions ADR	1,590,103	0.1
183,441		Brocade Communications Systems, Inc.	1,476,700	0.1
134,957		CA, Inc.	4,004,174	0.2
116,968		Cadence Design Systems, Inc.	1,579,068	0.1
77,012		Citrix Systems, Inc.	5,437,817	0.2
61,817		Computer Sciences Corp.	3,198,412	0.1
88,252		Compuware Corp.	988,422	0.0
19,284		Concur Technologies, Inc.	2,130,882	0.1
39,469		CoreLogic, Inc.	1,067,636	0.0
48,549		Cree, Inc.	2,922,164	0.1
26,297		Diebold, Inc.	772,080	0.0
18,649	L	Dolby Laboratories, Inc.	643,577	0.0
13,979		DST Systems, Inc.	1,054,156	0.0
16,748	@	EchoStar Corp.	735,907	0.0
124,566		Electronic Arts, Inc.	3,182,661	0.1
20,308		Equinix, Inc.	3,729,564	0.2
32,444		F5 Networks, Inc.	2,782,397	0.1
18,160	L	Factset Research Systems, Inc.	1,981,256	0.1
52,609		Fairchild Semiconductor International, Inc.	730,739	0.0
120,623		Fidelity National Information Services, Inc.	5,601,732	0.3
27,990		First Solar, Inc.	1,125,478	0.1
54,805		Fiserv, Inc.	5,538,045	0.2
28,053		FleetCor Technologies, Inc.	3,090,318	0.1
58,580		Flir Systems, Inc.	1,839,412	0.1
56,065		Fortinet, Inc.	1,135,877	0.1
23,372		Freescale Semiconductor Holdings Ltd.	389,144	0.0
38,725		Gartner, Inc.	2,323,500	0.1
69,457		Genpact Ltd.	1,311,348	0.1
31,495		Global Payments, Inc.	1,608,765	0.1
45,260		Harris Corp.	2,683,918	0.1
30,856		IAC/InterActiveCorp	1,686,898	0.1
44,675		Informatica Corp.	1,740,985	0.1
62,970		Ingram Micro, Inc.	1,451,458	0.1
122,204		Intuit, Inc.	8,103,347	0.4
13,374	L	IPG Photonics Corp.	753,090	0.0
83,715		Jabil Circuit, Inc.	1,814,941	0.1
35,572		Jack Henry & Associates, Inc.	1,835,871	0.1
96,148		JDS Uniphase Corp.	1,414,337	0.1
208,359		Juniper Networks, Inc.	4,138,010	0.2
68,292		KLA-Tencor Corp.	4,155,568	0.2
66,970		Lam Research Corp.	3,428,194	0.2
30,201		Leidos Holdings, Inc.	1,374,761	0.1
35,937		Lender Processing Services, Inc.	1,195,624	0.1
26,022		Lexmark International, Inc.	858,726	0.0
96,000		Linear Technology Corp.	3,807,360	0.2

ING RussellTM Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
39,616		LinkedIn Corp.	$9,747,913	0.4
226,956		LSI Logic Corp.	1,774,796	0.1
163,015		Marvell Technology Group Ltd.	1,874,673	0.1
119,837		Maxim Integrated Products	3,571,143	0.2
81,169		Microchip Technology, Inc.	3,270,299	0.1
424,033		Micron Technology, Inc.	7,407,857	0.3
32,478		Micros Systems, Inc.	1,621,951	0.1
57,439		Molex, Inc.	2,212,550	0.1
99,660		Motorola Solutions, Inc.	5,917,811	0.3
39,769		National Instruments Corp.	1,230,055	0.1
67,947	@	NCR Corp.	2,691,381	0.1
148,358		NetApp, Inc.	6,323,018	0.3
14,474		NetSuite, Inc.	1,562,324	0.1
27,199		NeuStar, Inc.	1,345,807	0.1
108,030	@	Nuance Communications, Inc.	2,019,621	0.1
237,810		Nvidia Corp.	3,700,324	0.2
186,163	@	ON Semiconductor Corp.	1,358,990	0.1
13,760	@	Palo Alto Networks, Inc.	630,483	0.0
133,926		Paychex, Inc.	5,442,753	0.2
71,186		Polycom, Inc.	777,351	0.0
46,682		Rackspace Hosting, Inc.	2,462,942	0.1
78,059		Red Hat, Inc.	3,601,642	0.2
67,472		Riverbed Technolgoy, Inc.	984,416	0.0
42,688		Rovi Corp.	818,329	0.0
100,178		Sandisk Corp.	5,961,593	0.3
17,258		Science Applications International Corp.	582,453	0.0
32,604		ServiceNow, Inc.	1,693,778	0.1
17,535	@	Silicon Laboratories, Inc.	748,920	0.0
78,974		Skyworks Solutions, Inc.	1,961,714	0.1
27,080		SolarWinds, Inc.	949,425	0.0
28,481		Solera Holdings, Inc.	1,505,790	0.1
42,385		Splunk, Inc.	2,544,795	0.1
13,110	@,L	Stratasys Ltd.	1,327,519	0.1
286,710		Symantec Corp.	7,096,072	0.3
63,536		Synopsys, Inc.	2,395,307	0.1
3,890		Tableau Software, Inc.	277,124	0.0
15,602		Tech Data Corp.	778,696	0.0
67,268		Teradata Corp.	3,729,338	0.2
78,764		Teradyne, Inc.	1,301,181	0.1
67,750		TIBCO Software, Inc.	1,733,723	0.1
67,527		Total System Services, Inc.	1,986,644	0.1
105,295		Trimble Navigation Ltd.	3,128,314	0.1
36,158		Vantiv, Inc.	1,010,255	0.0
44,876		VeriFone Holdings, Inc.	1,025,865	0.0
58,705		VeriSign, Inc.	2,987,497	0.1
54,288		Vishay Intertechnology, Inc.	699,772	0.0
86,959		Western Digital Corp.	5,513,201	0.2
229,354		Western Union Co.	4,279,746	0.2
15,306		Workday, Inc.	1,238,715	0.1
505,359		Xerox Corp.	5,200,144	0.2
108,604		Xilinx, Inc.	5,089,183	0.2
21,045		Zebra Technologies Corp.	958,179	0.0
240,639	@	Zynga, Inc.	885,552	0.0
			305,473,589	13.7

		Materials: 5.6%
26,955		Airgas, Inc.	2,858,578	0.1
33,506		Albemarle Corp.	2,108,868	0.1
440,078		Alcoa, Inc.	3,573,433	0.2
44,583		Allegheny Technologies, Inc.	1,360,673	0.1
27,557		Aptargroup, Inc.	1,657,002	0.1
32,527		Ashland, Inc.	3,008,097	0.1
41,152		Avery Dennison Corp.	1,790,935	0.1
61,228		Ball Corp.	2,747,913	0.1
42,507		Bemis Co., Inc.	1,658,198	0.1
26,388		Cabot Corp.	1,127,031	0.0
19,100		Carpenter Technology Corp.	1,109,901	0.0
65,699		Celanese Corp.	3,468,250	0.2
24,406		CF Industries Holdings, Inc.	5,145,517	0.2
63,260	L	Cliffs Natural Resources, Inc.	1,296,830	0.1
13,764		Compass Minerals International, Inc.	1,049,780	0.0
59,189		Crown Holdings, Inc.	2,502,511	0.1
15,064		Cytec Industries, Inc.	1,225,607	0.1
13,640		Domtar Corp.	1,083,289	0.0
20,442		Eagle Materials, Inc.	1,483,067	0.1
63,737		Eastman Chemical Co.	4,965,112	0.2
56,046		FMC Corp.	4,019,619	0.2
13,027		Greif, Inc. — Class A	638,714	0.0
79,826		Huntsman Corp.	1,645,214	0.1
33,555		International Flavors & Fragrances, Inc.	2,761,576	0.1
183,107		International Paper Co.	8,203,194	0.4
8,607		Kronos Worldwide, Inc.	133,322	0.0
19,034		Martin Marietta Materials, Inc.	1,868,568	0.1
72,840		MeadWestvaco Corp.	2,795,599	0.1
3,915		NewMarket Corp.	1,127,168	0.1
202,621		Newmont Mining Corp.	5,693,650	0.3
130,793		Nucor Corp.	6,411,473	0.3
67,941		Owens-Illinois, Inc.	2,039,589	0.1
40,492		Packaging Corp. of America	2,311,688	0.1
31,691		Reliance Steel & Aluminum Co.	2,322,000	0.1
29,604		Rock-Tenn Co.	2,997,997	0.1
32,095		Rockwood Holdings, Inc.	2,147,156	0.1
26,508		Royal Gold, Inc.	1,289,879	0.1
54,766		RPM International, Inc.	1,982,529	0.1
17,736		Scotts Miracle-Gro Co.	976,012	0.0
80,918		Sealed Air Corp.	2,200,160	0.1
36,457		Sherwin-Williams Co.	6,641,736	0.3
49,532		Sigma-Aldrich Corp.	4,225,080	0.2
18,209		Silgan Holdings, Inc.	855,823	0.0
41,790		Sonoco Products Co.	1,627,303	0.1
91,076		Steel Dynamics, Inc.	1,521,880	0.1
35,055	@	Tahoe Resources, Inc.	628,186	0.0
59,597	L	United States Steel Corp.	1,227,102	0.1
36,677		Valspar Corp.	2,326,422	0.1

ING RussellTM Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
53,697		Vulcan Materials Co.	$2,782,042	0.1
8,422		Westlake Chemical Corp.	881,447	0.0
31,252		WR Grace & Co.	2,731,425	0.1
			124,234,145	5.6

		Telecommunication Services: 1.1%
120,904		Crown Castle International Corp.	8,829,619	0.4
412,104	L	Frontier Communications Corp.	1,718,474	0.1
67,050	@	Level 3 Communications, Inc.	1,789,565	0.1
52,518		SBA Communications Corp.	4,225,598	0.2
38,899		Telephone & Data Systems, Inc.	1,149,465	0.0
71,212		T-Mobile US, Inc.	1,849,376	0.1
62,112		TW Telecom, Inc.	1,854,975	0.1
5,295		United States Cellular Corp.	241,081	0.0
244,838	L	Windstream Holdings, Inc.	1,958,704	0.1
			23,616,857	1.1

		Utilities: 6.3%
255,519		AES Corp.	3,395,848	0.1
48,809		AGL Resources, Inc.	2,246,678	0.1
45,832		Alliant Energy Corp.	2,270,976	0.1
99,892		Ameren Corp.	3,480,237	0.2
73,151		American Water Works Co., Inc.	3,019,673	0.1
72,647		Aqua America, Inc.	1,796,560	0.1
37,404		Atmos Energy Corp.	1,593,036	0.1
162,420		Calpine Corp.	3,155,821	0.1
176,424		CenterPoint Energy, Inc.	4,228,883	0.2
109,864		CMS Energy Corp.	2,891,621	0.1
120,554		Consolidated Edison, Inc.	6,647,348	0.3
71,609		DTE Energy Co.	4,724,762	0.2
134,089		Edison International	6,176,139	0.3
29,836		Energen Corp.	2,279,172	0.1
73,346		Entergy Corp.	4,634,734	0.2
172,137		FirstEnergy Corp.	6,274,394	0.3
63,479		Great Plains Energy, Inc.	1,409,234	0.1
40,698		Hawaiian Electric Industries	1,021,520	0.0
32,673		Integrys Energy Group, Inc.	1,826,094	0.1
21,611		ITC Holdings Corp.	2,028,408	0.1
78,031		MDU Resources Group, Inc.	2,182,527	0.1
30,411		National Fuel Gas Co.	2,091,060	0.1
128,398		NiSource, Inc.	3,966,214	0.2
129,499		Northeast Utilities	5,341,834	0.2
132,694		NRG Energy, Inc.	3,626,527	0.2
97,271		NV Energy, Inc.	2,296,568	0.1
81,570		OGE Energy Corp.	2,943,861	0.1
84,836		Oneok, Inc.	4,523,456	0.2
102,669		Pepco Holdings, Inc.	1,895,270	0.1
45,434		Pinnacle West Capital Corp.	2,487,057	0.1
260,303		PPL Corp.	7,908,005	0.4
208,229		Public Service Enterprise Group, Inc.	6,856,981	0.3
72,354		Questar Corp.	1,627,241	0.1
57,396		SCANA Corp.	2,642,512	0.1
100,258		Sempra Energy	8,582,085	0.4
89,868		TECO Energy, Inc.	1,486,417	0.1
47,019		UGI Corp.	1,839,853	0.1
33,962		Vectren Corp.	1,132,633	0.0
52,399		Westar Energy, Inc.	1,606,029	0.1
94,136		Wisconsin Energy Corp.	3,801,212	0.2
204,692		Xcel Energy, Inc.	5,651,546	0.2
			139,590,026	6.3
		Total Common Stock (Cost $1,378,668,976)	2,220,330,789	99.4

PREFERRED STOCK: 0.0%
		Telecommunication Services: 0.0%
9,219		Intelsat SA	221,256	0.0
		Total Preferred Stock (Cost $184,325)	221,256	0.0
		Total Long-Term Investments (Cost $1,378,853,301)	2,220,552,045	99.4

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc(1): 1.7%
9,307,690	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $9,307,708, collateralized by various U.S. Government Agency Obligations, 0.000%-4.875%, Market Value plus accrued interest $9,493,874, due 07/28/14-07/18/33)	9,307,690	0.4
9,307,690	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $9,307,710, collateralized by various U.S. Government Agency Obligations, 1.359%-7.000%, Market Value plus accrued interest $9,493,844, due 02/01/16-05/01/46)	9,307,690	0.4

ING RussellTM Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
9,307,690	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $9,307,723, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $9,493,844, due 01/02/14-09/01/45)	$9,307,690	0.4
9,307,690	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $9,307,705, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $9,493,847, due 11/20/13-11/01/47)	9,307,690	0.4
1,959,422	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $1,959,424, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $1,998,614, due 10/15/13-02/15/43)	1,959,422	0.1
		39,190,182	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
17,232,903	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $17,232,903)	17,232,903	0.8
	Total Short-Term Investments (Cost $56,423,085)	56,423,085	2.5
	Total Investments in Securities (Cost $1,435,276,386)	$2,276,975,130	101.9
	Liabilities in Excess of Other Assets	(41,703,738)	(1.9)
	Net Assets	$2,235,271,392	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

**	Investment in affiliate

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,446,817,445.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$870,326,463
Gross Unrealized Depreciation	(40,168,778)
Net Unrealized Appreciation	$830,157,685

ING RussellTM Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$2,220,330,789	$—	$—	$2,220,330,789
Preferred Stock	221,256	—	—	221,256
Short-Term Investments	17,232,903	39,190,182	—	56,423,085
Total Investments, at fair value	$2,237,784,948	$39,190,182	$—	$2,276,975,130
Other Financial Instruments+
Futures	115,414	—	—	115,414
Total Assets	$2,237,900,362	$39,190,182	$—	$2,277,090,544

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING US INC	$—	$838,768	$—	$66,917	$905,685	$310	$—	$—
	$—	$838,768	$—	$66,917	$905,685	$310	$—	$—

ING RussellTM Mid Cap Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	130	12/20/13	$16,127,800	$115,414
			$16,127,800	$115,414

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$115,414
Total Asset Derivatives		$115,414

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.9%
		Consumer Discretionary: 13.4%
43,900		Aeropostale, Inc.	$412,660	0.0
21,360		AFC Enterprises	931,082	0.1
44,525	@	American Axle & Manufacturing Holdings, Inc.	878,033	0.1
13,530		American Public Education, Inc.	511,434	0.1
8,660	@	America’s Car-Mart, Inc.	390,653	0.0
31,151	@	ANN, Inc.	1,128,289	0.1
9,700		Arctic Cat, Inc.	553,385	0.1
20,580		Asbury Automotive Group, Inc.	1,094,856	0.1
11,607	@	Ascent Capital Group, Inc.	935,756	0.1
24,200		Barnes & Noble, Inc.	313,148	0.0
21,151	@,L	Beazer Homes USA, Inc.	380,718	0.0
34,460		Bebe Stores, Inc.	209,861	0.0
64,313		Belo Corp.	881,088	0.1
11,049		Big 5 Sporting Goods Corp.	177,668	0.0
871		Biglari Holdings, Inc.	359,436	0.0
11,788	@	BJ’s Restaurants, Inc.	338,551	0.0
26,000	@	Black Diamond, Inc.	316,160	0.0
25,534		Bloomin’ Brands, Inc.	602,858	0.1
8,580	@	Blue Nile, Inc.	351,179	0.0
20,665		Bob Evans Farms, Inc.	1,183,485	0.1
20,094	@	Body Central Corp.	122,573	0.0
9,901		Bon-Ton Stores, Inc.	104,456	0.0
36,600	@	Boyd Gaming Corp.	517,890	0.1
26,160		Brown Shoe Co., Inc.	613,975	0.1
55,516		Brunswick Corp.	2,215,644	0.2
17,080		Buckle, Inc.	923,174	0.1
11,573	@	Buffalo Wild Wings, Inc.	1,287,149	0.1
27,187	@,L	Caesars Entertainment Co.	535,856	0.1
44,250		Callaway Golf Co.	315,060	0.0
12,084		Capella Education Co.	683,471	0.1
14,596	@	Carmike Cinemas, Inc.	322,280	0.0
21,220		Cato Corp.	593,736	0.1
8,471		Cavco Industries, Inc.	482,423	0.1
14,240		CEC Entertainment, Inc.	653,046	0.1
60,036	@	Central European Media Enterprises Ltd.	316,390	0.0
32,350		Cheesecake Factory	1,421,782	0.2
15,396		Childrens Place Retail Stores, Inc.	890,813	0.1
31,483	@	Christopher & Banks Corp.	226,992	0.0
6,176		Churchill Downs, Inc.	534,348	0.1
9,923	@	Chuy’s Holdings, Inc.	356,136	0.0
18,610	@	Citi Trends, Inc.	325,303	0.0
7,610	L	Columbia Sportswear Co.	458,350	0.1
14,261		Conn’s, Inc.	713,620	0.1
33,611		Cooper Tire & Rubber Co.	1,035,219	0.1
9,250		Core-Mark Holding Co., Inc.	614,570	0.1
96,364		Corinthian Colleges, Inc.	211,037	0.0
12,805		Cracker Barrel Old Country Store	1,321,988	0.1
57,115		CROCS, Inc.	777,335	0.1
8,490		CSS Industries, Inc.	203,845	0.0
87,642		Dana Holding Corp.	2,001,743	0.2
72,660	@	Denny’s Corp.	444,679	0.1
15,055	L	Dex Media, Inc.	122,397	0.0
11,300		DineEquity, Inc.	779,700	0.1
17,545		Dorman Products, Inc.	869,355	0.1
13,310		Drew Industries, Inc.	606,137	0.1
29,071		Entercom Communications Corp.	255,243	0.0
35,019		Entravision Communications Corp.	206,612	0.0
14,140		Ethan Allen Interiors, Inc.	394,082	0.0
27,795		EW Scripps Co.	510,038	0.1
54,735		Express, Inc.	1,291,199	0.1
10,412		Fiesta Restaurant Group, Inc.	392,116	0.0
70,220		Fifth & Pacific Co., Inc.	1,764,629	0.2
36,697		Finish Line	912,654	0.1
18,035	@	Five Below, Inc.	789,031	0.1
24,628	@	Francesca’s Holdings Corp.	459,066	0.1
17,890		Fred’s, Inc.	279,978	0.0
12,220	@	Fuel Systems Solutions, Inc.	240,245	0.0
14,430		Genesco, Inc.	946,319	0.1
20,961	@	Gentherm, Inc.	399,936	0.0
10,410		G-III Apparel Group Ltd.	568,282	0.1
26,310		Grand Canyon Education, Inc.	1,059,767	0.1
36,936		Gray Television, Inc.	289,948	0.0
12,560		Group 1 Automotive, Inc.	975,661	0.1
27,960		Harte-Hanks, Inc.	246,887	0.0
13,719		Haverty Furniture Cos., Inc.	336,527	0.0
19,210		Helen of Troy Ltd.	849,082	0.1
18,578		Hibbett Sporting Goods, Inc.	1,043,155	0.1
28,900		Hillenbrand, Inc.	790,993	0.1
87,537	@,L	Hovnanian Enterprises, Inc.	457,819	0.1
23,111		HSN, Inc.	1,239,212	0.1
37,562		Iconix Brand Group, Inc.	1,247,810	0.1
10,000		International Speedway Corp.	323,000	0.0
26,350		Interval Leisure Group, Inc.	622,651	0.1
14,587	@	iRobot Corp.	549,492	0.1
15,575	L	ITT Educational Services, Inc.	482,825	0.1

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
30,842		Jack in the Box, Inc.	$1,233,680	0.1
18,051	L	Jakks Pacific, Inc.	81,049	0.0
20,306	@	Jamba, Inc.	271,694	0.0
56,041		Jones Group, Inc.	841,175	0.1
18,530	@	JoS. A Bank Clothiers, Inc.	814,579	0.1
44,000		Journal Communications, Inc.	376,200	0.0
16,063	@	K12, Inc.	496,025	0.1
45,017	L	KB Home	811,206	0.1
37,300	@	Krispy Kreme Doughnuts, Inc.	721,382	0.1
39,638		La-Z-Boy, Inc.	900,179	0.1
35,914		Leapfrog Enterprises, Inc.	338,310	0.0
16,500		Libbey, Inc.	392,370	0.0
27,800		Life Time Fitness, Inc.	1,430,866	0.2
35,496	@	LifeLock, Inc.	526,406	0.1
12,417		Lifetime Brands, Inc.	189,856	0.0
10,475		Lithia Motors, Inc.	764,256	0.1
90,738		Live Nation, Inc.	1,683,190	0.2
16,495		Lumber Liquidators	1,759,192	0.2
17,380	@	M/I Homes, Inc.	358,376	0.0
14,716		Mac-Gray Corp.	214,265	0.0
13,480	@	Maidenform Brands, Inc.	316,645	0.0
16,980		Marcus Corp.	246,719	0.0
20,700		MarineMax, Inc.	252,540	0.0
19,800		Marriott Vacations Worldwide Corp.	871,200	0.1
20,380		Matthews International Corp.	776,070	0.1
10,268	@	Mattress Firm Holding Corp.	326,522	0.0
73,768	@,L	McClatchy Co.	221,304	0.0
18,923		MDC Holdings, Inc.	567,879	0.1
25,973		MDC Partners, Inc.	726,725	0.1
31,991		Men’s Wearhouse, Inc.	1,089,294	0.1
19,600		Meredith Corp.	933,352	0.1
21,203	@	Meritage Homes Corp.	910,669	0.1
34,800	@	Modine Manufacturing Co.	509,124	0.1
19,665		Monro Muffler, Inc.	914,226	0.1
32,381	@	Morgans Hotel Group Co.	249,010	0.0
9,182		Movado Group, Inc.	401,713	0.0
17,222	@	Multimedia Games, Inc.	595,020	0.1
3,750		Nacco Industries, Inc.	207,825	0.0
33,800		National CineMedia, Inc.	637,468	0.1
26,739	@	Nautilus, Inc.	193,056	0.0
59,603		New York Times Co.	749,210	0.1
15,852		Nexstar Broadcasting Group, Inc.	705,493	0.1
20,940		Nutri/System, Inc.	301,117	0.0
169,480		Office Depot, Inc.	818,588	0.1
52,050		OfficeMax, Inc.	665,720	0.1
57,400		Orient-Express Hotels Ltd.	745,052	0.1
18,288	L	Outerwall, Inc.	914,217	0.1
7,509	@,L	Overstock.com, Inc.	222,792	0.0
5,833		Oxford Industries, Inc.	396,527	0.0
11,961		Papa John’s International, Inc.	835,835	0.1
26,200		Penske Auto Group, Inc.	1,119,526	0.1
31,803	@	PEP Boys-Manny Moe & Jack	396,583	0.0
9,760		Perry Ellis International, Inc.	183,878	0.0
55,877		Pier 1 Imports, Inc.	1,090,719	0.1
42,630		Pinnacle Entertainment, Inc.	1,067,882	0.1
30,872		Pool Corp.	1,732,845	0.2
72,238		Quiksilver, Inc.	507,833	0.1
80,963	@,L	RadioShack Corp.	276,084	0.0
11,200		Red Robin Gourmet Burgers, Inc.	796,320	0.1
36,110		Regis Corp.	530,095	0.1
36,133		Rent-A-Center, Inc.	1,376,667	0.1
12,701	@	Rentrak Corp.	414,307	0.0
9,525	@	Restoration Hardware Holdings, Inc.	603,409	0.1
47,480		Ruby Tuesday, Inc.	356,100	0.0
8,600		Rue21, Inc.	346,924	0.0
43,250		Ruth’s Hospitality Group, Inc.	512,945	0.1
29,150		Ryland Group, Inc.	1,181,741	0.1
66,141		Saks, Inc.	1,054,288	0.1
17,420		Scholastic Corp.	499,083	0.1
43,559		Scientific Games Corp.	704,349	0.1
35,506	@	Select Comfort Corp.	864,571	0.1
35,480		SHFL Entertainment, Inc.	816,040	0.1
21,271		Shutterfly, Inc.	1,188,623	0.1
5,300		Shutterstock, Inc.	385,416	0.0
41,816		Sinclair Broadcast Group, Inc.	1,401,672	0.1
23,840	@	Skechers USA, Inc.	741,662	0.1
47,051	L	Smith & Wesson Holding Corp.	517,090	0.1
30,570		Sonic Automotive, Inc.	727,566	0.1
38,380		Sonic Corp.	681,245	0.1
43,155		Sotheby’s	2,120,205	0.2
38,830		Spartan Motors, Inc.	235,698	0.0
11,360		Speedway Motorsports, Inc.	203,344	0.0
24,790		Stage Stores, Inc.	475,968	0.1
15,634		Standard Motor Products, Inc.	502,789	0.1
75,669	@	Standard-Pacific Corp.	598,542	0.1
18,726		Stein Mart, Inc.	256,921	0.0
9,780		Steiner Leisure Ltd.	571,445	0.1
25,165	@	Steven Madden Ltd.	1,354,632	0.1
22,606		Stoneridge, Inc.	244,371	0.0
7,613	L	Strayer Education, Inc.	316,092	0.0
11,340	L	Sturm Ruger & Co., Inc.	710,224	0.1
15,060		Superior Industries International	268,520	0.0
36,560		Tenneco, Inc.	1,846,280	0.2
34,920		Texas Roadhouse, Inc.	917,698	0.1

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
39,859		Tuesday Morning Corp.	$608,647	0.1
25,872	@	Tumi Holdings, Inc.	521,321	0.1
18,230		Universal Electronics, Inc.	656,827	0.1
19,660		Vail Resorts, Inc.	1,364,011	0.1
30,479		Valassis Communications, Inc.	880,234	0.1
38,425	@	Valuevision Media, Inc.	167,149	0.0
14,700	L	Vera Bradley, Inc.	302,232	0.0
14,688		Vitamin Shoppe, Inc.	642,600	0.1
79,520	@	Wet Seal, Inc.	312,514	0.0
7,490		Weyco Group, Inc.	212,117	0.0
19,680		Winnebago Industries	510,893	0.1
26,926		WMS Industries, Inc.	698,730	0.1
31,653		Wolverine World Wide, Inc.	1,843,154	0.2
24,729	@	Zale Corp.	375,881	0.0
14,550	@	Zumiez, Inc.	400,634	0.0
			129,177,335	13.4

		Consumer Staples: 3.8%
87,940	@	Alliance One International, Inc.	255,905	0.0
13,940		Andersons, Inc.	974,406	0.1
8,072	@	Annie’s, Inc.	396,335	0.0
28,490		B&G Foods, Inc.	984,329	0.1
5,583		Boston Beer Co., Inc.	1,363,424	0.1
44,633	@	Boulder Brands, Inc.	715,913	0.1
9,570		Calavo Growers, Inc.	289,397	0.0
11,400		Cal-Maine Foods, Inc.	548,340	0.1
20,073		Casey’s General Stores, Inc.	1,475,365	0.2
26,800		Central Garden & Pet Co.	183,580	0.0
32,368		Chiquita Brands International, Inc.	409,779	0.0
4,300		Coca-Cola Bottling Co. Consolidated	269,266	0.0
75,854		Darling International, Inc.	1,605,071	0.2
14,680	@,L	Diamond Foods, Inc.	346,154	0.0
28,553	@	Dole Food Co., Inc.	388,892	0.0
17,090		Elizabeth Arden, Inc.	630,963	0.1
26,110		Fresh Del Monte Produce, Inc.	774,945	0.1
23,999		Hain Celestial Group, Inc.	1,850,803	0.2
31,470		Harris Teeter Supermarkets, Inc.	1,548,009	0.2
15,326		Ingles Markets, Inc.	440,316	0.1
10,120		J&J Snack Foods Corp.	816,886	0.1
13,793		Lancaster Colony Corp.	1,079,854	0.1
14,924		Nash Finch Co.	394,143	0.0
17,810	@	Pantry, Inc.	197,335	0.0
39,845		Pilgrim’s Pride Corp.	668,998	0.1
16,592		Post Holdings, Inc.	669,819	0.1
29,480		Prestige Brands Holdings, Inc.	887,938	0.1
12,260		Pricesmart, Inc.	1,167,642	0.1
412,974		Rite Aid Corp.	1,965,756	0.2
30,017		Roundy’s, Inc.	258,146	0.0
15,661		Sanderson Farms, Inc.	1,021,724	0.1
129		Seaboard Corp.	354,492	0.0
9,630	@	Seneca Foods Corp.	289,767	0.0
21,143		Snyders-Lance, Inc.	609,976	0.1
20,340		Spartan Stores, Inc.	448,700	0.1
15,452		Spectrum Brands Holdings, Inc.	1,017,360	0.1
174,125	@,L	Star Scientific, Inc.	332,579	0.0
115,241		Supervalu, Inc.	948,433	0.1
8,971	@	Susser Holdings Corp.	476,809	0.1
20,301		Tootsie Roll Industries, Inc.	625,677	0.1
24,648		TreeHouse Foods, Inc.	1,647,226	0.2
32,256		United Natural Foods, Inc.	2,168,248	0.2
15,870		Universal Corp.	808,259	0.1
5,050	L	USANA Health Sciences, Inc.	438,290	0.0
32,393		Vector Group Ltd.	521,519	0.1
10,690		WD-40 Co.	693,781	0.1
8,100		Weis Markets, Inc.	396,414	0.0
			36,356,963	3.8

		Energy: 5.3%
90,900	@	Abraxas Petroleum Corp.	233,613	0.0
139,537	@	Alpha Natural Resources, Inc.	831,640	0.1
19,800		Approach Resources, Inc.	520,344	0.1
144,718	L	Arch Coal, Inc.	594,791	0.1
8,719	@	Athlon Energy, Inc.	285,063	0.0
24,520		Basic Energy Services, Inc.	309,933	0.0
34,658		Berry Petroleum Co.	1,494,800	0.2
29,660	L	Bill Barrett Corp.	744,763	0.1
14,610		Bonanza Creek Energy, Inc.	705,079	0.1
143,233	@	BPZ Energy, Inc.	279,304	0.0
23,218		Bristow Group, Inc.	1,689,342	0.2
28,100	L	C&J Energy Services, Inc.	564,248	0.1
87,380	L	Cal Dive International, Inc.	179,129	0.0
11,244	L	CARBO Ceramics, Inc.	1,114,393	0.1
22,048		Carrizo Oil & Gas, Inc.	822,611	0.1
41,705	@	Clean Energy Fuels Corp.	532,990	0.1
35,886		Cloud Peak Energy, Inc.	526,448	0.1
27,800		Comstock Resources, Inc.	442,298	0.1
9,120		Contango Oil & Gas Co.	335,160	0.0
30,029		Crosstex Energy, Inc.	627,306	0.1
9,791		Dawson Geophysical Co.	317,914	0.0
20,532		Delek US Holdings, Inc.	433,020	0.1
8,696		Diamondback Energy, Inc.	370,797	0.0
40,052	@	Emerald Oil, Inc.	287,974	0.0

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
50,333		Energy XXI Bermuda Ltd.	$1,520,057	0.2
22,062		EPL Oil & Gas, Inc.	818,721	0.1
15,075	@	Era Group, Inc.	409,738	0.0
75,986	L	EXCO Resources, Inc.	512,146	0.1
31,743	@	Exterran Holdings, Inc.	875,154	0.1
87,960	@	Forest Oil Corp.	536,556	0.1
16,834		Forum Energy Technologies, Inc.	454,686	0.1
25,500	@	GasLog Ltd.	380,715	0.0
74,883		Gastar Exploration Ltd.	295,788	0.0
7,476		Geospace Technologies Corp.	630,227	0.1
17,190	@,L	Goodrich Petroleum Corp.	417,545	0.0
23,600		Green Plains Renewable Energy, Inc.	378,780	0.0
14,197		Gulfmark Offshore, Inc.	722,485	0.1
123,368	L	Halcon Resources Corp.	546,520	0.1
72,144		Helix Energy Solutions Group, Inc.	1,830,293	0.2
90,490		Hercules Offshore, Inc.	666,911	0.1
17,861		Hornbeck Offshore Services, Inc.	1,025,936	0.1
84,580		ION Geophysical Corp.	439,816	0.1
92,610		Key Energy Services, Inc.	675,127	0.1
39,776	@	KiOR, Inc.	112,168	0.0
171,374	@	Kodiak Oil & Gas Corp.	2,066,770	0.2
119,879	@,L	Magnum Hunter Resources Corp.	739,653	0.1
36,146	@	Matador Resources Co.	590,264	0.1
24,032		Matrix Service Co.	471,508	0.1
34,000	@,L	Midstates Petroleum Co., Inc.	174,420	0.0
15,035	@	Natural Gas Services Group, Inc.	403,239	0.0
53,740	@	Newpark Resources	680,348	0.1
54,579	L	Nordic American Tankers Ltd.	449,731	0.1
37,232	@	Northern Oil And Gas, Inc.	537,258	0.1
89,880	@	Nuverra Environmental Solutions, Inc.	205,825	0.0
6,090		Panhandle Oil and Gas, Inc.	172,225	0.0
81,074	@	Parker Drilling Co.	462,122	0.1
19,651		PDC Energy, Inc.	1,170,021	0.1
56,893	@	Penn Virginia Corp.	378,338	0.0
8,960	@	PHI, Inc.	337,882	0.0
55,686		Pioneer Energy Services Corp.	418,202	0.0
15,810		Renewable Energy Group, Inc.	239,521	0.0
191,268		Rentech, Inc.	378,711	0.0
49,700		Resolute Energy Corp.	415,492	0.0
26,730	@	Rex Energy Corp.	596,079	0.1
32,520		Rosetta Resources, Inc.	1,771,039	0.2
16,085	@,L	Sanchez Energy Corp.	424,805	0.0
93,978		Scorpio Tankers, Inc.	917,225	0.1
7,816		SEACOR Holdings, Inc.	706,879	0.1
23,500		SemGroup Corp.	1,339,970	0.1
27,308	@	Ship Finance International Ltd.	416,993	0.0
34,779	@	Solazyme, Inc.	374,570	0.0
26,980	@	Stone Energy Corp.	874,961	0.1
33,106		Swift Energy Co.	378,071	0.0
28,569	@	Synergy Resources Corp.	278,548	0.0
15,362		Targa Resources Corp.	1,120,812	0.1
19,500		Tesco Corp.	323,115	0.0
50,570		Tetra Technologies, Inc.	633,642	0.1
42,300	@	Triangle Petroleum Corp.	415,386	0.0
147,556	@	Ur-Energy, Inc.	171,165	0.0
45,370		Vaalco Energy, Inc.	253,165	0.0
172,950	@	Vantage Drilling Co.	299,203	0.0
17,040		W&T Offshore, Inc.	301,949	0.0
88,587		Warren Resources, Inc.	259,560	0.0
36,160	L	Western Refining, Inc.	1,086,246	0.1
34,260	@	Willbros Group, Inc.	314,507	0.0
			51,041,749	5.3

		Financials: 21.6%
12,150		1st Source Corp.	327,078	0.0
36,333		1st United Bancorp, Inc.	266,321	0.0
23,696		Acadia Realty Trust	584,817	0.1
12,300		Agree Realty Corp.	371,214	0.0
26,349		Alexander & Baldwin, Inc.	949,091	0.1
1,450		Alexander’s, Inc.	414,874	0.0
21,913		Altisource Residential Corp.	503,561	0.1
19,207	@	Ambac Financial Group, Inc.	348,415	0.0
24,200		American Assets Trust, Inc.	738,342	0.1
37,065		American Capital Mortgage Investment Corp.	732,404	0.1
36,920		American Equity Investment Life Holding Co.	783,442	0.1
80,908		American Realty Capital Properties, Inc.	987,078	0.1
27,705	@	Ameris Bancorp.	509,218	0.1
13,520		Amerisafe, Inc.	480,095	0.1
11,320		Ames National Corp.	257,756	0.0
19,659		AmREIT, Inc.	341,084	0.0
15,040		Amtrust Financial Services, Inc.	587,462	0.1
111,480		Anworth Mortgage Asset Corp.	538,448	0.1
23,000		Apollo Commercial Real Estate Finance, Inc.	351,210	0.0
137,410		Apollo Investment Corp.	1,119,891	0.1

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
10,000		Apollo Residential Mortgage, Inc.	$145,900	0.0
20,999		Argo Group International Holdings Ltd.	900,437	0.1
23,104		Armada Hoffler Properties, Inc.	228,961	0.0
235,115		ARMOUR Residential REIT, Inc.	987,483	0.1
6,809		Arrow Financial Corp.	173,685	0.0
35,520		Ashford Hospitality Trust, Inc.	438,317	0.0
33,567		Associated Estates Realty Corp.	500,484	0.1
63,180		Astoria Financial Corp.	785,959	0.1
5,850		Bancfirst Corp.	316,309	0.0
26,950	@	Bancorp, Inc.	477,554	0.1
49,700		Bancorpsouth, Inc.	991,018	0.1
56,436		Bank Mutual Corp.	353,854	0.0
20,280		Bank of the Ozarks, Inc.	973,237	0.1
25,620		BankFinancial Corp.	228,530	0.0
15,500		Banner Corp.	591,480	0.1
37,274		BBCN Bancorp, Inc.	512,890	0.1
28,050	@	Beneficial Mutual Bancorp, Inc.	279,658	0.0
15,227		Berkshire Hills Bancorp., Inc.	382,350	0.0
78,142		BGC Partners, Inc.	441,502	0.1
51,550		BlackRock Kelso Capital Corp.	489,209	0.1
18,880		Banco Latinoamericano de Comercio Exterior SA	470,490	0.1
22,270		BNC Bancorp	297,082	0.0
12,916		BofI Holding, Inc.	837,732	0.1
41,879		Boston Private Financial Holdings, Inc.	464,857	0.1
16,739		OceanFirst Financial Corp.	283,056	0.0
60,248		Brookline Bancorp., Inc.	566,934	0.1
11,800		Bryn Mawr Bank Corp.	318,246	0.0
20,870		Calamos Asset Management, Inc.	208,491	0.0
6,340		Camden National Corp.	259,306	0.0
49,355		Campus Crest Communities, Inc.	533,034	0.1
14,880		Capital Southwest Corp.	509,045	0.1
60,559		Capitol Federal Financial, Inc.	752,748	0.1
59,453		Capital Lease Funding, Inc.	504,756	0.1
43,074		Capstead Mortgage Corp.	506,981	0.1
34,460		Cardinal Financial Corp.	569,624	0.1
22,693		Cash America International, Inc.	1,027,539	0.1
49,420		Cathay General Bancorp.	1,154,945	0.1
87,905		Cedar Shopping Centers, Inc.	455,348	0.1
36,590		Centerstate Banks of Florida, Inc.	354,191	0.0
115,705	L	Chambers Street Properties	1,015,890	0.1
21,376		Chatham Lodging Trust	381,775	0.0
21,835		Chemical Financial Corp.	609,633	0.1
30,531		Chesapeake Lodging Trust	718,700	0.1
14,994		Citizens & Northern Corp.	298,980	0.0
52,810	@	Citizens, Inc.	456,278	0.1
11,240		City Holding Co.	486,018	0.1
10,460		CNB Financial Corp.	178,343	0.0
146,586		CNO Financial Group, Inc.	2,110,838	0.2
43,096		CoBiz Financial, Inc.	416,307	0.0
9,115	L	Cohen & Steers, Inc.	321,851	0.0
46,990		Colonial Properties Trust	1,056,805	0.1
40,609		Colony Financial, Inc.	811,368	0.1
35,101		Columbia Banking System, Inc.	866,995	0.1
21,790		Community Bank System, Inc.	743,475	0.1
11,490		Community Trust Bancorp., Inc.	466,379	0.1
7,112		Consolidated-Tomoka Land Co.	273,741	0.0
15,972		Coresite Realty Corp.	542,090	0.1
100,503		Cousins Properties, Inc.	1,034,176	0.1
87,400		Cowen Group, Inc.	301,530	0.0
4,650		Credit Acceptance Corp.	515,266	0.1
70,350		CubeSmart	1,255,044	0.1
19,100	@	Customers Bancorp, Inc.	307,510	0.0
53,420		CVB Financial Corp.	722,238	0.1
104,130		CYS Investments, Inc.	846,577	0.1
143,890		DCT Industrial Trust, Inc.	1,034,569	0.1
29,387		DFC Global Corp.	322,963	0.0
107,595		DiamondRock Hospitality Co.	1,148,039	0.1
19,710		Dime Community Bancshares	328,171	0.0
39,230		DuPont Fabros Technology, Inc.	1,010,957	0.1
35,550		Dynex Capital, Inc.	311,773	0.0
17,710	@	Eagle Bancorp, Inc.	501,016	0.1
21,920		EastGroup Properties, Inc.	1,297,883	0.1
60,005		Education Realty Trust, Inc.	546,046	0.1
13,380		eHealth, Inc.	431,639	0.0
28,430		Employers Holdings, Inc.	845,508	0.1
13,279		Encore Capital Group, Inc.	608,975	0.1

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
4,049	@	Enstar Group Ltd.	$553,093	0.1
18,450		Enterprise Financial Services Corp.	309,591	0.0
14,383	@	Envestnet, Inc.	445,873	0.1
35,810		EPR Properties	1,745,379	0.2
24,270		Equity One, Inc.	530,542	0.1
15,603		ESB Financial Corp.	198,938	0.0
44,160		EverBank Financial Corp.	661,517	0.1
15,191		Evercore Partners, Inc.	747,853	0.1
56,176		Excel Trust, Inc.	674,112	0.1
32,960		Ezcorp, Inc.	556,365	0.1
9,085	@	Farmers Capital Bank Corp.	198,598	0.0
9,070		FBL Financial Group, Inc.	407,243	0.0
79,520	@	FelCor Lodging Trust, Inc.	489,843	0.1
16,655		Fidus Investment Corp.	323,107	0.0
52,370		Fifth Street Finance Corp.	538,887	0.1
26,830		Financial Engines, Inc.	1,594,775	0.2
70,112		First American Financial Corp.	1,707,227	0.2
44,889	@	First BanCorp/Puerto Rico	254,970	0.0
23,913		First Bancorp.	345,543	0.0
37,230		First Busey Corp.	193,968	0.0
19,850	@	First Cash Financial Services, Inc.	1,150,308	0.1
50,920		First Commonwealth Financial Corp.	386,483	0.0
11,882		First Defiance Financial Corp.	277,920	0.0
38,080		First Financial Bancorp.	577,674	0.1
22,965	L	First Financial Bankshares, Inc.	1,350,801	0.1
9,230		First Financial Corp.	291,391	0.0
15,910		First Financial Holdings, Inc.	877,596	0.1
59,110		First Industrial Realty Trust, Inc.	961,720	0.1
19,220		First Merchants Corp.	333,083	0.0
48,230		First Midwest Bancorp., Inc.	728,755	0.1
46,813		First Potomac Realty Trust	588,439	0.1
100,816		FirstMerit Corp.	2,188,715	0.2
14,217	@	Flagstar Bancorp, Inc.	209,843	0.0
25,800		Flushing Financial Corp.	476,010	0.1
68,166		FNB Corp.	826,854	0.1
26,370		Forestar Real Estate Group, Inc.	567,746	0.1
48,167		Franklin Street Properties Corp.	613,648	0.1
24,425		FXCM, Inc.	482,394	0.1
4,640		GAMCO Investors, Inc.	352,315	0.0
49,899		Geo Group, Inc.	1,659,142	0.2
23,009		Getty Realty Corp.	447,065	0.1
84,643		GFI Group, Inc.	334,340	0.0
45,460		Glacier Bancorp., Inc.	1,123,317	0.1
25,531		Gladstone Capital Corp.	222,886	0.0
15,237		Gladstone Commercial Corp.	273,657	0.0
74,120		Glimcher Realty Trust	722,670	0.1
23,100	L	Golub Capital BDC, Inc.	400,554	0.0
19,285		Government Properties Income Trust	461,490	0.1
72,187	@	Gramercy Property Trust Inc.	299,576	0.0
11,490		Great Southern Bancorp., Inc.	324,363	0.0
16,349		Green Dot Corp.	430,469	0.0
15,700		Greenhill & Co., Inc.	783,116	0.1
19,750	@	Greenlight Capital Re Ltd.	561,690	0.1
47,938		Hancock Holding Co.	1,504,294	0.2
22,000		Hanmi Financial Corp.	364,540	0.0
10,343		HCI Group, Inc.	422,408	0.0
47,630		Healthcare Realty Trust, Inc.	1,100,729	0.1
8,120		Heartland Financial USA, Inc.	226,223	0.0
38,255		Hercules Technology Growth Capital, Inc.	583,389	0.1
114,802		Hersha Hospitality Trust	641,743	0.1
22,812		HFF, Inc.	571,441	0.1
44,916		Highwoods Properties, Inc.	1,585,984	0.2
36,020	@	Hilltop Holdings, Inc.	666,370	0.1
26,848		Home Bancshares, Inc.	815,374	0.1
33,301	@	Home Loan Servicing Solutions Ltd.	732,955	0.1
12,676		HomeStreet, Inc.	244,647	0.0
25,318	@	HomeTrust Bancshares Inc.	417,747	0.0
26,670		Horace Mann Educators Corp.	756,895	0.1
27,049		Hudson Pacific Properties, Inc.	526,103	0.1
13,993		Hudson Valley Holding Corp.	262,789	0.0
18,090		IBERIABANK Corp.	938,328	0.1
39,248	@	ICG Group, Inc.	556,929	0.1
13,110		Independent Bank Corp.	468,027	0.1
8,050		Infinity Property & Casualty Corp.	520,030	0.1
49,300		Inland Real Estate Corp.	504,339	0.1
21,174	@,L	Insmed Inc.	330,526	0.0
35,630		International Bancshares Corp.	770,677	0.1
13,555	@	Intl. FCStone, Inc.	277,200	0.0
83,889		Invesco Mortgage Capital, Inc.	1,291,052	0.1
28,900		Investment Technology Group, Inc.	454,308	0.1
28,350		Investors Bancorp, Inc.	620,298	0.1

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
81,266		Investors Real Estate Trust	$670,445	0.1
65,110	@	iStar Financial, Inc.	783,924	0.1
58,877		Janus Capital Group, Inc.	501,043	0.1
4,795		Kansas City Life Insurance Co.	212,035	0.0
25,800		KCAP Financial, Inc.	231,684	0.0
9,219	@	KCG Holdings, Inc.	79,929	0.0
34,500		Kennedy-Wilson Holdings, Inc.	640,320	0.1
50,800		Kite Realty Group Trust	301,244	0.0
11,670		Lakeland Financial Corp.	381,026	0.0
53,300		LaSalle Hotel Properties	1,520,116	0.2
71,009		Lexington Realty Trust	797,431	0.1
15,725		LTC Properties, Inc.	597,236	0.1
46,900		Maiden Holdings Ltd.	553,889	0.1
17,396		Main Street Capital Corp.	520,662	0.1
24,774		MainSource Financial Group, Inc.	376,317	0.0
16,515		Manning & Napier, Inc.	275,470	0.0
22,070		MarketAxess Holdings, Inc.	1,325,083	0.1
34,500		MB Financial Corp.	974,280	0.1
63,800		MCG Capital Corp.	321,552	0.0
31,600		Meadowbrook Insurance Group, Inc.	205,400	0.0
22,641		Medallion Financial Corp.	336,898	0.0
75,962		Medical Properties Trust, Inc.	924,458	0.1
29,100		Medley Capital Corp.	401,289	0.0
6,817		Merchants Bancshares, Inc.	197,352	0.0
19,380		MetroCorp Bancshares, Inc.	266,669	0.0
191,902		MGIC Investment Corp.	1,397,047	0.1
51,598		Monmouth Real Estate Investment Corp.	467,994	0.1
41,396		Montpelier Re Holdings Ltd.	1,078,366	0.1
14,950		MVC Capital, Inc.	195,247	0.0
28,242		National Bank Holdings Corp.	580,091	0.1
8,447	L	National Bankshares, Inc.	303,163	0.0
15,810		National Health Investors, Inc.	899,431	0.1
8,070		National Interstate Corp.	224,427	0.0
82,810		National Penn Bancshares, Inc.	832,241	0.1
1,665		National Western Life Insurance Co.	335,947	0.0
7,530	@	Navigators Group, Inc.	435,008	0.0
22,730		NBT Bancorp., Inc.	522,335	0.1
17,700		Nelnet, Inc.	680,565	0.1
112,740		New Residential Investment Corp.	746,339	0.1
64,800	L	New York Mortgage Trust, Inc.	405,000	0.0
30,707	@	NewBridge Bancorp	223,854	0.0
23,200	@	NewStar Financial, Inc.	423,864	0.0
41,053		Northfield Bancorp, Inc./NJ	498,383	0.1
116,489		Northstar Realty Finance Corp.	1,081,018	0.1
71,570		Northwest Bancshares, Inc.	946,155	0.1
25,727		OFG Bancorp	416,520	0.0
58,330		Old National Bancorp.	828,286	0.1
13,913	@	OmniAmerican Bancorp, Inc.	340,312	0.0
14,282		One Liberty Properties, Inc.	289,639	0.0
43,575		Oritani Financial Corp.	717,245	0.1
10,800		Federal Agricultural Mortgage Corp.	360,504	0.0
30,449		PacWest Bancorp	1,046,228	0.1
7,360		Park National Corp.	582,029	0.1
54,367		Park Sterling Corp.	348,492	0.0
26,506		Parkway Properties, Inc.	471,012	0.1
28,795		Pebblebrook Hotel Trust	826,704	0.1
34,719		PennantPark Investment Corp.	390,936	0.0
40,180		Pennsylvania Real Estate Investment Trust	751,366	0.1
15,535	@	PennyMac Financial Services, Inc.	291,903	0.0
36,897		Pennymac Mortgage Investment Trust	836,824	0.1
12,820		Peoples Bancorp., Inc.	267,682	0.0
32,490		PHH Corp.	771,313	0.1
6,493	@	Phoenix Cos, Inc.	251,084	0.0
24,286	@	Pico Holdings, Inc.	526,035	0.1
22,580		Pinnacle Financial Partners, Inc.	673,110	0.1
12,430		Piper Jaffray Cos.	426,225	0.0
23,131		Platinum Underwriters Holdings Ltd.	1,381,615	0.1
35,073		Portfolio Recovery Associates, Inc.	2,102,276	0.2
29,710		Potlatch Corp.	1,178,893	0.1
24,753		Primerica, Inc.	998,536	0.1
29,714		PrivateBancorp, Inc.	635,880	0.1
113,677		Prospect Capital Corp.	1,270,909	0.1
36,100		Prosperity Bancshares, Inc.	2,232,424	0.2
38,970		Provident Financial Services, Inc.	631,704	0.1
26,420		Provident New York Bancorp	287,714	0.0
10,890		PS Business Parks, Inc.	812,612	0.1
100,750		Radian Group, Inc.	1,403,448	0.2
60,066		RAIT Financial Trust	425,267	0.0
32,772		Ramco-Gershenson Properties	505,017	0.1
55,780		Redwood Trust, Inc.	1,098,308	0.1

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
20,115		Renasant Corp.	$546,525	0.1
90,896		Resource Capital Corp.	539,922	0.1
51,365		Retail Opportunity Investments	709,864	0.1
12,490		RLI Corp.	1,091,876	0.1
60,386		RLJ Lodging Trust	1,418,467	0.2
30,490		Rockville Financial, Inc.	396,370	0.0
14,500	L	Rouse Properties, Inc.	298,410	0.0
24,928	L	Ryman Hospitality Properties	860,265	0.1
15,760		S&T Bancorp, Inc.	381,707	0.0
29,900		Sabra Healthcare REIT, Inc.	687,999	0.1
18,093	@	Safeguard Scientifics, Inc.	283,879	0.0
9,020		Safety Insurance Group, Inc.	477,789	0.1
18,640		Sandy Spring Bancorp, Inc.	433,566	0.0
37,990		Selective Insurance Group	930,755	0.1
18,521		Silver Bay Realty Trust Corp.	290,039	0.0
11,510		Simmons First National Corp.	357,846	0.0
16,612		Solar Capital Ltd.	368,288	0.0
14,000		Solar Senior Capital Ltd.	253,120	0.0
14,260		Southside Bancshares, Inc.	382,453	0.0
23,941		Southwest Bancorp., Inc.	354,566	0.0
17,240		Sovran Self Storage, Inc.	1,304,723	0.1
27,600		STAG Industrial, Inc.	555,312	0.1
10,080		State Auto Financial Corp.	211,075	0.0
30,400		State Bank Financial Corp.	482,448	0.1
12,670		StellarOne Corp.	285,075	0.0
21,150		Sterling Bancorp.	290,390	0.0
18,700		Sterling Financial Corp.	535,755	0.1
15,900		Stewart Information Services Corp.	508,641	0.1
37,400		Stifel Financial Corp.	1,541,628	0.2
122,220		Strategic Hotel Capital, Inc.	1,060,870	0.1
51,755		Summit Hotel Properties, Inc.	475,628	0.1
16,405		Sun Communities, Inc.	699,181	0.1
101,888		Sunstone Hotel Investors, Inc.	1,298,053	0.1
138,480		Susquehanna Bancshares, Inc.	1,737,924	0.2
35,188	@	SWS Group, Inc.	196,349	0.0
10,540		SY Bancorp., Inc.	298,598	0.0
36,459		Symetra Financial Corp.	649,699	0.1
8,290	@	Tejon Ranch Co.	255,664	0.0
23,374		Terreno Realty Corp.	415,122	0.0
11,050		Territorial Bancorp, Inc.	242,769	0.0
19,631		Texas Capital Bancshares, Inc.	902,437	0.1
23,800		THL Credit, Inc.	371,756	0.0
29,700	L	TICC Capital Corp.	289,575	0.0
14,632		Tompkins Financial Corp.	676,291	0.1
31,218	@	Tower Group International, Ltd.	218,526	0.0
17,056		TowneBank	245,948	0.0
17,600	L	Triangle Capital Corp.	516,912	0.1
10,390		Trico Bancshares	236,684	0.0
50,250		Trustco Bank Corp.	299,490	0.0
45,950		Trustmark Corp.	1,176,320	0.1
23,310		UMB Financial Corp.	1,266,665	0.1
18,382		UMH Properties, Inc.	182,533	0.0
83,760		Umpqua Holdings Corp.	1,358,587	0.1
12,670		Union First Market Bankshares Corp.	296,098	0.0
25,080	L	United Bankshares, Inc.	726,818	0.1
26,781	@	United Community Banks, Inc./GA	401,715	0.0
48,159	@	United Community Financial Corp.	187,339	0.0
22,740		United Financial Bancorp, Inc.	367,706	0.0
18,520		United Fire Group, Inc.	564,304	0.1
14,470		Universal Health Realty Income Trust	605,859	0.1
14,960		Univest Corp. of Pennsylvania	281,996	0.0
14,040		Urstadt Biddle Properties, Inc.	279,115	0.0
21,924		ViewPoint Financial Group	453,169	0.1
4,466		Virtus Investment Partners	726,350	0.1
23,971		Walter Investment Management Corp.	947,813	0.1
18,857		Washington Banking Co.	265,129	0.0
42,240		Washington Real Estate Investment Trust	1,067,405	0.1
11,810		Washington Trust Bancorp, Inc.	371,188	0.0
51,760		Webster Financial Corp.	1,321,433	0.1
16,970		WesBanco, Inc.	504,518	0.1
22,070		Westamerica Bancorp.	1,097,762	0.1
44,440		Western Alliance Bancorp.	841,249	0.1
23,241		Westfield Financial, Inc.	164,081	0.0
8,478		Westwood Holdings Group, Inc.	407,368	0.0
20,725		Whitestone REIT	305,279	0.0
35,387		Winthrop Realty Trust	394,565	0.0
20,940		Wintrust Financial Corp.	860,006	0.1
55,509	@	WisdomTree Investments, Inc.	644,459	0.1

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
8,982	L	World Acceptance, Corp.	$807,661	0.1
6,380		WSFS Financial Corp.	384,395	0.0
17,488	@	Yadkin Financial Corporation	301,318	0.0
			207,985,879	21.6

		Health Care: 12.5%
12,180		Abaxism, Inc.	512,778	0.1
22,588	@	Abiomed, Inc.	430,753	0.0
19,415	@	Acadia Healthcare Co., Inc.	765,533	0.1
40,957	L	Acadia Pharmaceuticals, Inc.	1,125,089	0.1
39,986	@	Accelrys, Inc.	394,262	0.0
38,000	@	Accretive Health, Inc.	346,560	0.0
48,503	@,L	Accuray, Inc.	358,437	0.0
61,008	@	Achillion Pharmaceuticals, Inc.	184,244	0.0
26,160		Acorda Therapeutics, Inc.	896,765	0.1
18,253		Aegerion Pharmaceuticals, Inc.	1,564,465	0.2
69,398		Affymetrix, Inc.	430,268	0.0
21,530		Air Methods Corp.	917,178	0.1
30,416	@	Akorn, Inc.	598,587	0.1
18,589	@	Albany Molecular Research, Inc.	239,612	0.0
38,861		Align Technology, Inc.	1,869,991	0.2
31,273		Alnylam Pharmaceuticals, Inc.	2,001,785	0.2
17,940		AMAG Pharmaceuticals, Inc.	385,351	0.0
22,790	@	Amedisys, Inc.	392,444	0.0
32,510		AMN Healthcare Services, Inc.	447,338	0.1
20,140		Amsurg Corp.	799,558	0.1
30,806	@,L	Anacor Pharmaceuticals, Inc.	327,160	0.0
7,800		Analogic Corp.	644,592	0.1
18,000	@	Angiodynamics, Inc.	237,600	0.0
14,606	@	Anika Therapeutics, Inc.	349,960	0.0
93,600	@,L	Antares Pharma, Inc.	380,016	0.0
137,629	@,L	Arena Pharmaceuticals, Inc.	725,305	0.1
77,330		Array Biopharma, Inc.	480,993	0.1
19,500		Arthrocare Corp.	693,810	0.1
70,914	@	Astex Pharmaceuticals	601,351	0.1
22,848	L	Athenahealth, Inc.	2,480,379	0.3
25,448	@	AtriCure, Inc.	279,419	0.0
830		Atrion Corp.	214,787	0.0
31,015	@	Auxilium Pharmaceuticals, Inc.	565,403	0.1
96,224	@	AVANIR Pharmaceuticals, Inc.	407,990	0.0
13,276	L	Bio-Reference Labs, Inc.	396,687	0.0
34,810	@	BioScrip, Inc.	305,632	0.0
59,122	@	Cadence Pharmaceuticals, Inc.	373,060	0.0
33,506		Cambrex Corp.	442,279	0.0
17,352		Cantel Medical Corp.	552,661	0.1
21,680	@	Capital Senior Living Corp.	458,532	0.1
15,613	@	Cardiovascular Systems, Inc.	313,041	0.0
46,365		Celldex Therapeutics, Inc.	1,642,712	0.2
30,740		Centene Corp.	1,966,130	0.2
40,600	@	Cepheid, Inc.	1,585,024	0.2
68,989	@	Cerus Corp.	462,916	0.1
13,460	L	Chemed Corp.	962,390	0.1
18,040	@	ChemoCentryx, Inc.	100,302	0.0
12,980	@,X	Clinical Data, Inc.	12,980	0.0
8,936		Clovis Oncology, Inc.	543,130	0.1
7,230		Computer Programs & Systems, Inc.	422,955	0.0
19,440		Conmed Corp.	660,766	0.1
7,800	@	Corvel Corp.	288,366	0.0
31,350		CryoLife, Inc.	219,450	0.0
92,803	@	Curis, Inc.	413,901	0.0
16,790	@	Cyberonics	851,925	0.1
20,237		Cynosure, Inc.	461,606	0.1
22,159	@,L	Cytokinetics Inc	168,187	0.0
103,635	@,L	Dendreon Corp.	303,651	0.0
47,800	@	Depomed, Inc.	357,544	0.0
39,709	@	DexCom, Inc.	1,120,985	0.1
117,500		Dyax Corp.	806,050	0.1
23,267	@	Emeritus Corp.	431,138	0.0
23,200	@	Endocyte, Inc.	309,256	0.0
36,630	@	Endologix, Inc.	590,842	0.1
10,961		Ensign Group, Inc.	450,607	0.1
40,200	@	Exact Sciences Corp.	474,762	0.1
11,361	@	Exactech, Inc.	228,924	0.0
23,608	@	ExamWorks Group, Inc.	613,572	0.1
114,667	L	Exelixis, Inc.	667,362	0.1
23,300	@	Fluidigm Corp.	511,202	0.1
8,081		Furiex Pharmaceuticals, Inc.	355,483	0.0
22,809	@	GenMark Diagnostics, Inc.	277,129	0.0
9,840		Genomic Health, Inc.	300,907	0.0
26,777		Gentiva Health Services, Inc.	322,395	0.0
147,225	@	Geron Corp.	493,204	0.1
28,462	@	Globus Medical Inc	496,947	0.1
15,180		Greatbatch, Inc.	516,575	0.1
36,927		Haemonetics Corp.	1,472,649	0.2
60,782	@,L	Halozyme Therapeutics, Inc.	671,033	0.1
17,968	@	Hanger Orthopedic Group, Inc.	606,600	0.1
58,309		Healthsouth Corp.	2,010,494	0.2
13,424	@	HealthStream, Inc.	508,501	0.1
24,120		Healthways, Inc.	446,461	0.1
8,408	@	HeartWare International, Inc.	615,550	0.1
8,652		Hi-Tech Pharmacal Co., Inc.	373,334	0.0
57,307		HMS Holdings Corp.	1,232,674	0.1
6,580	@	ICU Medical, Inc.	446,979	0.1

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
73,658	@,L	Idenix Pharmaceuticals, Inc.	$383,758	0.0
47,705	@,L	Immunogen, Inc.	811,939	0.1
61,662	@,L	Immunomedics, Inc.	381,688	0.0
45,868		Impax Laboratories, Inc.	940,753	0.1
28,718		Infinity Pharmaceuticals, Inc.	501,129	0.1
26,100	@	Insulet Corp.	945,864	0.1
12,830		Integra LifeSciences Holdings Corp.	516,407	0.1
51,065		InterMune, Inc.	784,869	0.1
19,460		Invacare Corp.	336,074	0.0
12,070		IPC The Hospitalist Co., Inc.	615,691	0.1
55,392	@	Ironwood Pharmaceuticals, Inc.	656,395	0.1
64,658	L	Isis Pharmaceuticals, Inc.	2,427,261	0.3
54,700	@	Keryx Biopharmaceuticals, Inc.	552,470	0.1
33,956		Kindred Healthcare, Inc.	456,029	0.1
8,486	@	KYTHERA Biopharmaceuticals, Inc.	387,810	0.0
7,080		Landauer, Inc.	362,850	0.0
139,200	@	Lexicon Genetics, Inc.	329,904	0.0
111,929	@	Lifevantage Corporation	266,391	0.0
14,522	@	Ligand Pharmaceuticals, Inc.	628,512	0.1
24,304		Luminex Corp.	486,080	0.1
19,027		Magellan Health Services, Inc.	1,140,859	0.1
29,122	L	MAKO Surgical Corp.	859,390	0.1
99,195	@,L	MannKind Corp.	565,411	0.1
39,999		Masimo Corp.	1,065,573	0.1
35,730		MedAssets, Inc.	908,257	0.1
29,094		Medicines Co.	975,231	0.1
14,564	@	Medidata Solutions, Inc.	1,440,817	0.2
79,385	@	Merge Healthcare, Inc.	207,195	0.0
28,590		Meridian Bioscience, Inc.	676,153	0.1
19,212		Merit Medical Systems, Inc.	233,042	0.0
65,410	@,L	Merrimack Pharmaceutical, Inc.	248,558	0.0
57,743	@,L	MiMedx Group Inc.	240,788	0.0
12,412		Molina Healthcare, Inc.	441,867	0.0
30,881		Momenta Pharmaceuticals, Inc.	444,378	0.0
8,290		MWI Veterinary Supply, Inc.	1,238,194	0.1
5,070		National Healthcare Corp.	239,659	0.0
23,930	@	Natus Medical, Inc.	339,327	0.0
112,043	@	Navidea Biopharmaceuticals, Inc.	296,914	0.0
68,822		Nektar Therapeutics	719,190	0.1
15,015		Neogen Corp.	911,711	0.1
40,383	@	Neurocrine Biosciences, Inc.	457,136	0.1
18,116	@,L	NewLink Genetics Corp.	340,218	0.0
143,350	@	Novavax, Inc.	452,986	0.1
57,104	@	NPS Pharmaceuticals, Inc.	1,816,478	0.2
26,480		NuVasive, Inc.	648,495	0.1
35,591	@	NxStage Medical, Inc.	468,378	0.1
25,370		Omnicell, Inc.	600,762	0.1
73,728	@,L	Opko Health, Inc.	649,544	0.1
32,446		Optimer Pharmaceuticals, Inc.	408,820	0.0
61,907	@	Orexigen Therapeutics, Inc.	380,109	0.0
10,580		Orthofix International NV	220,699	0.0
44,163		Owens & Minor, Inc.	1,527,598	0.2
15,969	@	Pacira Pharmaceuticals, Inc./DE	767,949	0.1
36,870		Parexel International Corp.	1,851,980	0.2
91,630		PDL BioPharma, Inc.	730,291	0.1
134,571	@	Peregrine Pharmaceuticals, Inc.	189,745	0.0
19,410		PharMerica Corp.	257,571	0.0
14,800	L	PhotoMedex, Inc.	235,320	0.0
45,141	@	Progenics Pharmaceuticals, Inc.	227,059	0.0
12,893		Providence Service Corp.	369,900	0.0
13,608		Puma Biotechnology, Inc.	730,205	0.1
25,280		Quality Systems, Inc.	549,334	0.1
32,171		Questcor Pharmaceuticals, Inc.	1,865,918	0.2
15,810	@	Quidel Corp.	449,004	0.1
47,609	L	Raptor Pharmaceutical Corp.	711,278	0.1
14,308	@	Repros Therapeutics, Inc.	383,454	0.0
94,565	@	Rigel Pharmaceuticals, Inc.	338,543	0.0
68,412		RTI Biologics, Inc.	255,861	0.0
14,215	@	Sagent Pharmaceuticals, Inc.	289,986	0.0
46,313	@,L	Sangamo Biosciences, Inc.	485,360	0.1
36,448		Santarus, Inc.	822,631	0.1
19,069	@,L	Sarepta Therapeutics, Inc.	900,629	0.1
36,900		Sciclone Pharmaceuticals, Inc.	187,083	0.0
23,500		Select Medical Holdings Corp.	189,645	0.0
84,863	@,L	Sequenom, Inc.	226,584	0.0
23,433	@	Spectranetics Corp.	393,206	0.0
42,460	L	Spectrum Pharmaceuticals, Inc.	356,239	0.0

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
28,028	@	Staar Surgical Co.	$379,499	0.0
7,815	@	Stemline Therapeutics Inc.	353,941	0.0
39,191		Steris Corp.	1,683,645	0.2
52,044		Stewart Enterprises, Inc.	683,858	0.1
38,357	@,L	Sunesis Pharmaceuticals, Inc.	190,251	0.0
15,270		SurModics, Inc.	363,121	0.0
10,563		Synageva BioPharma Corp.	668,744	0.1
61,742	@,L	Synergy Pharmaceuticals, Inc.	282,161	0.0
32,677		Team Health Holdings, Inc.	1,239,765	0.1
21,024	@,L	TearLab Corp.	232,525	0.0
8,004	@	Tesaro, Inc.	310,075	0.0
67,745	@	TherapeuticsMD, Inc.	198,493	0.0
27,802		Thoratec Corp.	1,036,737	0.1
42,200		Threshold Pharmaceuticals, Inc.	196,230	0.0
12,570		Triple-S Management Corp.	231,162	0.0
42,590	@,X	Trius Therapeutics, Inc.—CVR	—	—
81,911	@,L	Unilife Corp.	271,945	0.0
25,820		Universal American Corp./NY	196,748	0.0
25,795	@	Vanda Pharmaceuticals, Inc.	282,971	0.0
26,760	@	Vanguard Health Systems, Inc.	562,228	0.1
20,070	@	Vascular Solutions, Inc.	337,176	0.0
82,800	@	Vical, Inc.	103,500	0.0
44,130	@	Viropharma, Inc.	1,734,309	0.2
66,260	L	Vivus, Inc.	617,543	0.1
18,536	@	Vocera Communications, Inc.	344,770	0.0
33,090	@	Volcano Corp.	791,513	0.1
26,885		WellCare Health Plans, Inc.	1,874,960	0.2
50,098		West Pharmaceutical Services, Inc.	2,061,533	0.2
22,600	@	Wright Medical Group, Inc.	589,408	0.1
49,672	@	Xenoport, Inc.	282,137	0.0
53,900	@	XOMA Corp.	241,472	0.0
			120,710,011	12.5

		Industrials: 14.7%
19,297		AAON, Inc.	512,528	0.1
23,620		AAR Corp.	645,535	0.1
38,550		ABM Industries, Inc.	1,026,201	0.1
28,744		Acacia Research—Acacia Technologies	662,837	0.1
74,560		ACCO Brands Corp.	495,078	0.1
45,140		Actuant Corp.	1,753,238	0.2
27,158		Acuity Brands, Inc.	2,499,079	0.3
19,434		Advisory Board Co.	1,155,934	0.1
28,790	@	Aegion Corp.	683,187	0.1
9,760		Aerovironment, Inc.	225,456	0.0
49,380	@	Air Transport Services Group, Inc.	369,856	0.0
37,246	@	Aircastle Ltd.	648,453	0.1
5,200		Alamo Group, Inc.	254,332	0.0
15,490		Albany International Corp.	555,626	0.1
9,501		Allegiant Travel Co.	1,001,025	0.1
17,130		Altra Holdings, Inc.	460,968	0.1
6,960		American Science & Engineering, Inc.	419,758	0.0
8,840	@	American Woodmark Corp.	306,306	0.0
18,700		Apogee Enterprises, Inc.	555,016	0.1
28,610		Applied Industrial Technologies, Inc.	1,473,415	0.2
16,989		Argan, Inc.	373,248	0.0
22,293		Arkansas Best Corp.	572,261	0.1
15,410		Astec Industries, Inc.	554,144	0.1
7,038	@	Astronics Corp.	349,859	0.0
17,479		Atlas Air Worldwide Holdings, Inc.	805,957	0.1
16,120		AZZ, Inc.	674,783	0.1
33,000		Barnes Group, Inc.	1,152,360	0.1
6,797		Barrett Business Services, Inc.	457,506	0.1
27,280		Beacon Roofing Supply, Inc.	1,005,814	0.1
30,155		Belden CDT, Inc.	1,931,428	0.2
32,450		Blount International, Inc.	392,969	0.0
37,186		Brady Corp.	1,134,173	0.1
27,270		Briggs & Stratton Corp.	548,672	0.1
32,200		Brink’s Co.	911,260	0.1
54,302	@	Builders FirstSource, Inc.	319,296	0.0
11,800	@	CAI International, Inc.	274,586	0.0
320,713	@	Capstone Turbine Corp.	378,441	0.0
33,580	@	CBIZ, Inc.	249,835	0.0
13,670		Celadon Group, Inc.	255,219	0.0
18,619	@	Chart Industries, Inc.	2,290,882	0.2
11,530		CIRCOR International, Inc.	716,935	0.1
32,753		Clarcor, Inc.	1,818,774	0.2
18,040		Columbus McKinnon Corp.	433,501	0.0
27,280		Comfort Systems USA, Inc.	458,577	0.1
8,763		Consolidated Graphics, Inc.	491,254	0.1
21,580		Corporate Executive Board Co.	1,567,140	0.2
15,915		CoStar Group, Inc.	2,672,128	0.3
9,520		Cubic Corp.	511,034	0.1
29,009		Curtiss-Wright Corp.	1,362,263	0.1
32,750		Deluxe Corp.	1,364,365	0.1
40,930		DigitalGlobe, Inc.	1,294,207	0.1
27,020		Douglas Dynamics, Inc.	398,005	0.0
5,069		DXP Enterprises, Inc.	400,299	0.0
19,803		Dycom Industries, Inc.	554,286	0.1

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
14,560		Dynamic Materials Corp.	$337,501	0.0
11,600	@	Echo Global Logistics, Inc.	242,904	0.0
44,110		EMCOR Group, Inc.	1,726,024	0.2
13,610		Encore Wire Corp.	536,778	0.1
26,784	@	Enernoc, Inc.	401,492	0.0
30,763		EnerSys	1,865,161	0.2
12,271		Engility Holdings, Inc.	389,359	0.0
17,520		Ennis, Inc.	316,061	0.0
12,440		EnPro Industries, Inc.	749,012	0.1
15,700		ESCO Technologies, Inc.	521,711	0.1
18,480		Esterline Technologies Corp.	1,476,367	0.2
8,190		Exponent, Inc.	588,370	0.1
42,240		Federal Signal Corp.	543,629	0.1
58,871	@	Flow International Corp.	234,895	0.0
18,770		Forward Air Corp.	757,369	0.1
32,240		Franklin Electric Co., Inc.	1,270,256	0.1
21,822		FTI Consulting, Inc.	824,872	0.1
192,933	@	FuelCell Energy, Inc.	248,884	0.0
45,459	@	Furmanite Corp.	450,044	0.1
10,950		G&K Services, Inc.	661,270	0.1
44,321	@,L	Gencorp, Inc.	710,466	0.1
27,375		Generac Holdings, Inc.	1,167,270	0.1
20,250		General Cable Corp.	642,937	0.1
24,989		Gibraltar Industries, Inc.	356,343	0.0
19,500		Global Power Equipment Group, Inc.	392,145	0.0
11,412		Gorman-Rupp Co.	457,849	0.1
70,557		GrafTech International Ltd.	596,207	0.1
12,020		Graham Corp.	434,283	0.0
18,976		Granite Construction, Inc.	580,666	0.1
41,440		Great Lakes Dredge & Dock Corp.	307,485	0.0
14,870	@	Greenbrier Cos., Inc.	367,735	0.0
21,230		Griffon Corp.	266,224	0.0
22,360	@	H&E Equipment Services, Inc.	593,882	0.1
40,560	@,L	Hawaiian Holdings, Inc.	301,766	0.0
35,233		Healthcare Services Group	907,602	0.1
36,890		Heartland Express, Inc.	523,469	0.1
32,807		Heico Corp.	2,222,346	0.2
14,690		Heidrick & Struggles International, Inc.	279,991	0.0
43,959		Herman Miller, Inc.	1,282,724	0.1
32,007		HNI, Corp.	1,158,013	0.1
21,776		Houston Wire & Cable Co.	293,323	0.0
28,949		HUB Group, Inc.	1,135,669	0.1
14,550	@	Huron Consulting Group, Inc.	765,475	0.1
3,750	@,X	Hyster-Yale Materials Handling, Inc.	336,262	0.0
4,211		Hyster-Yale Materials Handling, Inc.	377,600	0.0
13,357	@	ICF International, Inc.	472,971	0.1
33,420	@	II-VI, Inc.	628,964	0.1
32,624	@	Innerworkings, Inc.	320,368	0.0
13,880		Insperity, Inc.	521,888	0.1
21,908		Insteel Industries, Inc.	352,719	0.0
33,570		Interface, Inc.	666,029	0.1
154,312		JetBlue Airways Corp.	1,027,718	0.1
17,870		John Bean Technologies Corp.	444,606	0.0
8,640		Kadant, Inc.	290,218	0.0
15,500		Kaman Corp.	586,830	0.1
22,700		Kaydon Corp.	806,304	0.1
15,330		Kelly Services, Inc.	298,475	0.0
29,295	L	Keyw Holding Corp.	394,018	0.0
24,730		Kforce, Inc.	437,474	0.0
22,680		Kimball International, Inc.	251,521	0.0
32,001		Knight Transportation, Inc.	528,657	0.1
31,040		Knoll, Inc.	525,818	0.1
27,230	@	Korn/Ferry International	582,722	0.1
45,001	@	Kratos Defense & Security Solutions, Inc.	372,608	0.0
11,120	@	Layne Christensen Co.	221,955	0.0
9,169		LB Foster Co.	419,390	0.0
10,187		Lindsay Manufacturing Co.	831,463	0.1
9,100	@	LMI Aerospace, Inc.	121,576	0.0
14,100		Marten Transport Ltd.	241,815	0.0
36,190	@	Mastec, Inc.	1,096,557	0.1
21,153		Matson, Inc.	554,843	0.1
15,580		McGrath Rentcorp	556,206	0.1
76,741	@	Meritor, Inc.	603,184	0.1
12,252		Middleby Corp.	2,559,565	0.3
12,750		Miller Industries, Inc.	216,495	0.0
15,920		Mine Safety Appliances Co.	821,631	0.1
23,730		Mobile Mini, Inc.	808,244	0.1
29,954		Moog, Inc.	1,757,401	0.2
18,220		Mueller Industries, Inc.	1,014,307	0.1
105,540		Mueller Water Products, Inc.	843,265	0.1
10,100		Multi-Color Corp.	342,693	0.0
16,990	@	MYR Group, Inc./Delaware	412,857	0.0
3,760	L	National Presto Industries, Inc.	264,742	0.0
32,770		Navigant Consulting, Inc.	506,624	0.1
6,000	@	Nortek, Inc.	412,260	0.1
11,473	@	Northwest Pipe Co.	377,232	0.0
95,889	@,L	Odyssey Marine Exploration, Inc.	288,626	0.0
27,880	@	On Assignment, Inc.	920,040	0.1
40,420		Orbital Sciences Corp.	856,096	0.1
30,527	@	Orion Marine Group, Inc.	317,786	0.0
33,800	@	Pacer International, Inc.	209,222	0.0
23,691	@	PGT, Inc.	234,778	0.0

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
26,472	@,L	Polypore International, Inc.	$1,084,558	0.1
7,301		Powell Industries, Inc.	447,478	0.1
17,527	@	PowerSecure International, Inc.	281,308	0.0
18,117		Primoris Services Corp.	461,440	0.1
9,572	@	Proto Labs, Inc.	731,205	0.1
20,157		Quad/Graphics, Inc.	611,967	0.1
25,552		Quality Distribution, Inc.	236,100	0.0
22,771		Quanex Building Products Corp.	428,778	0.0
20,465		Raven Industries, Inc.	669,410	0.1
13,000		RBC Bearings, Inc.	856,570	0.1
31,416		Republic Airways Holdings, Inc.	373,850	0.0
29,940		Resources Connection, Inc.	406,286	0.0
17,735		Rexnord Corp.	368,888	0.0
15,000		Roadrunner Transportation Systems, Inc.	423,600	0.0
20,600		RPX Corp.	361,118	0.0
20,400	@	Rush Enterprises, Inc.—Class A	540,804	0.1
12,092		Saia, Inc.	377,029	0.0
13,140		Schawk, Inc.	194,998	0.0
24,810		Simpson Manufacturing Co., Inc.	808,062	0.1
40,967		Skywest, Inc.	594,841	0.1
30,352		Spirit Airlines, Inc.	1,040,163	0.1
11,040	@	Standard Parking Corp.	296,866	0.0
8,050		Standex International Corp.	478,170	0.1
37,977		Steelcase, Inc.	631,178	0.1
11,967		Sun Hydraulics Corp.	433,804	0.0
43,126		Swift Transporation Co.	870,714	0.1
15,174	L	TAL International Group, Inc.	709,081	0.1
52,975	@	Taser International, Inc.	789,857	0.1
12,204	@	Team, Inc.	485,109	0.1
19,441	@	Tecumseh Products Co.	173,997	0.0
24,807		Teledyne Technologies, Inc.	2,106,859	0.2
11,980		Tennant Co.	742,760	0.1
44,350		Tetra Tech, Inc.	1,148,221	0.1
9,409	@,L	Textainer Group Holdings Ltd.	356,319	0.0
17,256	@	Thermon Group Holdings, Inc.	398,786	0.0
29,635		Titan International, Inc.	433,856	0.0
14,540	@,L	Titan Machinery, Inc.	233,658	0.0
9,233	@	Trex Co., Inc.	457,310	0.1
19,446		Trimas Corp.	725,336	0.1
27,520		TrueBlue, Inc.	660,755	0.1
26,380		Tutor Perini Corp.	562,422	0.1
10,114		Twin Disc, Inc.	264,279	0.0
9,290		Unifirst Corp.	970,062	0.1
29,780		United Stationers, Inc.	1,295,430	0.1
11,469		Universal Forest Products, Inc.	482,845	0.1
111,155	@,L	US Airways Group, Inc.	2,107,499	0.2
14,110		US Ecology, Inc.	425,134	0.0
43,100		USG Corp.	1,231,798	0.1
42,645	@	UTI Worldwide, Inc.	644,366	0.1
17,360		Viad Corp.	433,132	0.0
5,015		VSE Corp.	235,454	0.0
43,200		Wabash National Corp.	503,712	0.1
14,652	@	WageWorks, Inc.	739,193	0.1
17,737		Watsco, Inc.	1,672,067	0.2
18,770		Watts Water Technologies, Inc.	1,058,065	0.1
23,410		Werner Enterprises, Inc.	546,155	0.1
20,633	@	Wesco Aircraft Holdings, Inc.	431,849	0.0
43,671		Woodward Governor Co.	1,783,087	0.2
15,800	@,L	XPO Logistics, Inc.	342,386	0.0
8,250	@	YRC Worldwide, Inc.	139,260	0.0
			141,599,025	14.7

		Information Technology: 17.1%
22,600	@	ACI Worldwide, Inc.	1,221,756	0.1
46,746	@	Active Network, Inc.	668,935	0.1
44,230		Actuate Corp.	325,090	0.0
44,800	@	Acxiom Corp.	1,271,872	0.1
40,839		Adtran, Inc.	1,087,951	0.1
21,387		Advanced Energy Industries, Inc.	374,700	0.0
23,323		Advent Software, Inc.	740,505	0.1
17,157	@	Agilysys, Inc.	204,511	0.0
10,146	@	Ambarella Inc	198,050	0.0
25,970		American Software, Inc.	221,784	0.0
12,640	@	Anaren, Inc.	322,320	0.0
28,307	@,L	Angie’s List, Inc.	636,907	0.1
17,987		Anixter International, Inc.	1,576,740	0.2
54,085	@	Applied Micro Circuits Corp.	697,696	0.1
77,619		ARRIS Group, Inc.	1,324,180	0.1
63,851		Aruba Networks, Inc.	1,062,481	0.1
55,900		Aspen Technology, Inc.	1,931,345	0.2
21,320		ATMI, Inc.	565,406	0.1
18,190		AVG Technologies	435,469	0.0
9,820		Badger Meter, Inc.	456,630	0.1
33,132		Bankrate, Inc.	681,525	0.1
33,605	@	Bazaarvoice, Inc.	305,133	0.0
35,200		Benchmark Electronics, Inc.	805,728	0.1
10,080		Black Box Corp.	308,851	0.0
28,960		Blackbaud, Inc.	1,130,598	0.1
11,410		Blackhawk Network Holdings, Inc.	274,182	0.0
23,434	@	Blucora, Inc.	538,513	0.1
20,464		Bottomline Technologies, Inc.	570,536	0.1
27,477	@	Brightcove, Inc.	309,116	0.0
18,000		BroadSoft, Inc.	648,540	0.1
38,480		Brooks Automation, Inc.	358,249	0.0

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
16,060		Cabot Microelectronics Corp.	$618,631	0.1
16,358		CACI International, Inc.	1,130,501	0.1
22,980		CalAmp Corp.	405,137	0.0
26,837	@	Calix, Inc.	341,635	0.0
45,663	@	Callidus Software, Inc.	418,730	0.0
27,650		Cardtronics, Inc.	1,025,815	0.1
8,629		Cass Information Systems, Inc.	460,530	0.1
33,461	@	Cavium, Inc.	1,378,593	0.1
16,930	@	Ceva, Inc.	292,043	0.0
30,090	@	Checkpoint Systems, Inc.	502,503	0.1
81,311	@	Ciber, Inc.	268,326	0.0
56,606		Ciena Corp.	1,414,018	0.2
36,570	@	Cirrus Logic, Inc.	829,408	0.1
48,480		Cognex Corp.	1,520,333	0.2
15,720		Coherent, Inc.	965,994	0.1
15,820		Cohu, Inc.	172,596	0.0
28,340		Commvault Systems, Inc.	2,489,102	0.3
21,602	@	comScore, Inc.	625,810	0.1
17,100		Comtech Telecommunications	415,872	0.0
16,137	@	Comverse, Inc.	515,577	0.1
22,243	@	Constant Contact, Inc.	526,937	0.1
58,300		Convergys Corp.	1,093,125	0.1
21,411		Cornerstone OnDemand, Inc.	1,101,382	0.1
24,000		Cray, Inc.	577,680	0.1
17,497		CSG Systems International	438,300	0.0
22,100		CTS Corp.	348,517	0.0
62,401		Cypress Semiconductor Corp.	582,825	0.1
31,010		Daktronics, Inc.	347,002	0.0
27,040		DealerTrack Holdings, Inc.	1,158,394	0.1
9,722	@	Demandware, Inc.	450,420	0.1
19,200		Dice Holdings, Inc.	163,392	0.0
28,965		Digital River, Inc.	517,605	0.1
23,410		Diodes, Inc.	573,545	0.1
24,041	@	DSP Group, Inc.	169,489	0.0
16,892	@	DTS, Inc.	354,732	0.0
13,022	@,L	E2open, Inc.	291,693	0.0
78,982		Earthlink, Inc.	390,961	0.0
17,250	L	Ebix, Inc.	171,465	0.0
15,380		Electro Rent Corp.	278,993	0.0
23,840		Electro Scientific Industries, Inc.	279,166	0.0
31,020	@	Electronics for Imaging	982,714	0.1
21,020	@	Ellie Mae, Inc.	672,850	0.1
54,790	@	Emulex Corp.	425,170	0.0
89,600		Entegris, Inc.	909,440	0.1
70,910	@	Entropic Communications, Inc.	310,586	0.0
11,839	@	EPAM Systems, Inc.	408,446	0.0
23,250		EPIQ Systems, Inc.	307,365	0.0
4,576		ePlus, Inc.	236,488	0.0
34,370		Euronet Worldwide, Inc.	1,367,926	0.1
13,365		EVERTEC, Inc.	296,837	0.0
19,590	@	Exar Corp.	262,702	0.0
17,866		ExlService Holdings, Inc.	508,824	0.1
63,530		Extreme Networks, Inc.	331,627	0.0
20,600	@	Fabrinet	346,904	0.0
24,341		Fair Isaac Corp.	1,345,570	0.1
13,730		Faro Technologies, Inc.	578,994	0.1
22,650		FEI Co.	1,988,670	0.2
59,000		Finisar Corp.	1,335,170	0.1
8,694	@	FleetMatics Group PLC	326,460	0.0
55,821		Formfactor, Inc.	382,932	0.0
9,870		Forrester Research, Inc.	362,821	0.0
45,352		Fusion-io, Inc.	607,263	0.1
52,204		Global Cash Access, Inc.	407,713	0.0
20,350	@	Globecomm Systems, Inc.	285,511	0.0
29,400	@	GSI Group, Inc.	280,476	0.0
90,320	@,L	GT Advanced Technologies, Inc.	768,623	0.1
23,248		Guidewire Software, Inc.	1,095,213	0.1
58,970		Harmonic, Inc.	453,479	0.1
21,660		Heartland Payment Systems, Inc.	860,335	0.1
31,549	@,L	Higher One Holdings, Inc.	241,981	0.0
17,309		Hittite Microwave Corp.	1,131,143	0.1
17,630	@	iGate Corp.	489,409	0.1
27,334	@	Immersion Corp.	360,535	0.0
11,638		Imperva, Inc.	489,029	0.1
65,091	@	Infinera Corp.	736,179	0.1
29,970	@	Infoblox, Inc.	1,253,345	0.1
23,200	@	Inphi Corp.	311,576	0.0
30,310		Insight Enterprises, Inc.	573,465	0.1
99,087		Integrated Device Technology, Inc.	933,400	0.1
22,400		Integrated Silicon Solution, Inc.	243,936	0.0
9,400	@	Interactive Intelligence Group	596,806	0.1
26,665		InterDigital, Inc.	995,404	0.1
45,570	@	Internap Network Services Corp.	316,712	0.0
32,900		International Rectifier Corp.	814,933	0.1
60,719		Intersil Corp.	681,874	0.1
30,900	@	IntraLinks Holdings, Inc.	271,920	0.0
32,263	L	InvenSense, Inc.	568,474	0.1
18,031		Itron, Inc.	772,268	0.1
31,928	@	Ixia	500,312	0.1
15,870		IXYS Corp.	153,146	0.0
30,072		j2 Global, Inc.	1,489,165	0.2
22,798	@	Jive Software, Inc.	284,975	0.0
80,310	@	Kopin Corp.	323,649	0.0
87,230		Lattice Semiconductor Corp.	389,046	0.0

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
70,787	@	Lionbridge Technologies	$261,204	0.0
14,058	L	Liquidity Services, Inc.	471,786	0.1
11,380		Littelfuse, Inc.	890,144	0.1
39,896		LivePerson, Inc.	376,618	0.0
14,883		LogMeIn, Inc.	462,117	0.1
6,340		Loral Space & Communications, Inc.	429,408	0.0
39,700	@	LTX-Credence Corp.	261,226	0.0
14,838		Manhattan Associates, Inc.	1,416,287	0.2
17,310		Mantech International Corp.	497,836	0.1
46,710		MAXIMUS, Inc.	2,103,818	0.2
10,740	@	Measurement Specialties, Inc.	582,538	0.1
63,123		Mentor Graphics Corp.	1,475,185	0.2
38,297	@	Mercury Computer Systems, Inc.	382,587	0.0
23,321		Methode Electronics, Inc.	652,988	0.1
35,340		Micrel, Inc.	321,947	0.0
58,050		Microsemi Corp.	1,407,713	0.1
6,570	@	MicroStrategy, Inc.	681,703	0.1
23,986	@,L	Millennial Media, Inc.	169,581	0.0
36,040		MKS Instruments, Inc.	958,304	0.1
12,316		MoneyGram International, Inc.	241,147	0.0
21,310		Monolithic Power Systems, Inc.	645,267	0.1
23,270		Monotype Imaging Holdings, Inc.	666,918	0.1
78,491	@	Monster Worldwide, Inc.	346,930	0.0
30,917	@	Move, Inc.	524,043	0.1
11,100		MTS Systems Corp.	714,285	0.1
23,220	@	Netgear, Inc.	716,569	0.1
21,540		Netscout Systems, Inc.	550,778	0.1
25,170		Newport Corp.	393,407	0.0
38,160		NIC, Inc.	881,878	0.1
17,002	@	Numerex Corp.	186,172	0.0
4,200	@	NVE Corp.	214,368	0.0
35,603	@	Omnivision Technologies, Inc.	545,082	0.1
12,212	@,L	OpenTable, Inc.	854,596	0.1
14,530		Oplink Communications, Inc.	273,455	0.0
10,222	@	OSI Systems, Inc.	761,232	0.1
11,510		Park Electrochemical Corp.	329,762	0.0
61,826	@,L	Parkervision, Inc.	207,117	0.0
24,992		PDF Solutions, Inc.	531,080	0.1
12,800		Pegasystems, Inc.	509,568	0.1
22,216	@,L	Peregrine Semiconductor Corp.	199,278	0.0
28,927		Perficient, Inc.	531,100	0.1
26,790		Pericom Semiconductor Corp.	208,962	0.0
48,640		Photronics, Inc.	380,851	0.0
29,169		Plantronics, Inc.	1,343,232	0.1
27,933		Plexus Corp.	1,039,108	0.1
34,600	@	PLX Technology, Inc.	208,292	0.0
76,005		PMC—Sierra, Inc.	503,153	0.1
14,810		Power Integrations, Inc.	801,962	0.1
16,400	@	Procera Networks, Inc.	254,036	0.0
42,800		Progress Software Corp.	1,107,664	0.1
13,788	@	Proofpoint, Inc.	442,871	0.0
13,911	@	PROS Holdings, Inc.	475,617	0.1
73,271		PTC, Inc.	2,083,095	0.2
54,200		QLIK Technologies, Inc.	1,855,808	0.2
46,200	@	QLogic Corp.	505,428	0.1
190,303	@	Quantum Corp.	262,618	0.0
38,110	@	QuinStreet, Inc.	360,140	0.0
73,900	@	Rambus, Inc.	694,660	0.1
26,700	@,L	RealD, Inc.	186,900	0.0
26,301		RealPage, Inc.	609,131	0.1
26,900	@	Responsys, Inc.	443,850	0.1
183,536	@	RF Micro Devices, Inc.	1,035,143	0.1
14,782		Richardson Electronics Ltd./United States	168,071	0.0
17,170	@	Rofin-Sinar Technologies, Inc.	415,686	0.0
11,090	@	Rogers Corp.	659,633	0.1
25,692	@,L	Ruckus Wireless, Inc.	432,396	0.0
17,030	@	Rudolph Technologies, Inc.	194,142	0.0
57,538		Sanmina Corp.	1,006,340	0.1
61,300		Sapient Corp.	954,441	0.1
15,730		Scansource, Inc.	544,258	0.1
17,764		SciQuest, Inc.	398,979	0.0
21,000	@	Seachange Intl., Inc.	240,870	0.0
41,840		Semtech Corp.	1,254,782	0.1
40,271	@	ServiceSource International, Inc.	486,474	0.1
71,559	@	ShoreTel, Inc.	432,216	0.0
37,238	@	Sigma Designs, Inc.	208,160	0.0
30,903		Silicon Graphics International Corp.	502,174	0.1
52,550		Silicon Image, Inc.	280,617	0.0
136,789	@	Sonus Networks, Inc.	462,347	0.1
18,470		Sourcefire, Inc.	1,402,242	0.1
27,325		Spansion, Inc.	275,709	0.0
8,755	@	SPS Commerce, Inc.	585,885	0.1
28,602		SS&C Technologies Holdings, Inc.	1,089,736	0.1
10,598		Stamps.com, Inc.	486,766	0.1
141,500		SunEdison, Inc.	1,127,755	0.1
25,100	@,L	SunPower Corp.	656,616	0.1
9,520		Supertex, Inc.	241,237	0.0
61,104		support.com, Inc.	333,017	0.0
24,526		SYKES Enterprises, Inc.	439,261	0.0
38,400	@	Symmetricom, Inc.	185,088	0.0
22,325		Synaptics, Inc.	988,551	0.1
16,370		Synchronoss Technologies, Inc.	623,042	0.1
11,450		SYNNEX Corp.	703,603	0.1
8,750		Syntel, Inc.	700,875	0.1
42,501		Take-Two Interactive Software, Inc.	771,818	0.1

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
21,033	@	Tangoe, Inc.	$501,847	0.1
19,640		TeleTech Holdings, Inc.	492,768	0.1
234,391		Tellabs, Inc.	532,068	0.1
29,960		Tessera Technologies, Inc.	579,726	0.1
77,920	@	Tivo, Inc.	969,325	0.1
96,480	@	Triquint Semiconductor, Inc.	784,382	0.1
13,927		Trulia, Inc.	654,987	0.1
46,680		TTM Technologies, Inc.	455,130	0.1
20,940	@	Tyler Technologies, Inc.	1,831,622	0.2
17,470	@	Ultimate Software Group, Inc.	2,575,078	0.3
17,710	@	Ultratech, Inc.	536,613	0.1
26,814		Unisys Corp.	675,445	0.1
69,233		United Online, Inc.	552,479	0.1
25,324	@,L	Universal Display Corp.	811,128	0.1
120,167	@	Unwired Planet Inc.	207,889	0.0
48,388		Valueclick, Inc.	1,008,890	0.1
26,093	@	Veeco Instruments, Inc.	971,442	0.1
29,517	@	Verint Systems, Inc.	1,093,900	0.1
24,510		Viasat, Inc.	1,562,513	0.2
26,200	@,L	VirnetX Holding Corp.	534,480	0.1
18,400		Virtusa Corp.	534,704	0.1
15,028	@	Vishay Precision Group, Inc.	218,657	0.0
17,727	@,L	VistaPrint NV	1,001,930	0.1
16,310	@	Vocus, Inc.	151,846	0.0
14,820		Volterra Semiconductor Corp.	340,860	0.0
66,385	@,L	Vringo, Inc.	191,189	0.0
24,100		Web.com Group, Inc.	779,394	0.1
24,249		WebMD Health Corp.	693,521	0.1
25,050		WEX, Inc.	2,198,138	0.2
32,555	@	XO Group, Inc.	420,611	0.0
16,900	@	Yelp, Inc.	1,118,442	0.1
11,891	L	Zillow, Inc.	1,003,244	0.1
75,225	@	Zix Corp.	367,850	0.0
13,500	@	Zygo Corp.	215,730	0.0
			165,482,025	17.1

		Materials: 4.7%
20,514		A Schulman, Inc.	604,342	0.1
8,797	@	Advanced Emissions Solutions, Inc.	375,808	0.0
5,303	@	AEP Industries, Inc.	394,066	0.0
95,400	@,L	AK Steel Holding Corp.	357,750	0.0
81,054	@,L	Allied Nevada Gold Corp.	338,806	0.0
17,260		Amcol International Corp.	564,057	0.1
18,280		American Vanguard Corp.	492,098	0.1
43,086		Axiall Corp.	1,628,220	0.2
15,215		Balchem Corp.	787,376	0.1
20,347		Berry Plastics Group, Inc.	406,330	0.0
70,870		Boise, Inc.	892,962	0.1
38,480	@	Calgon Carbon Corp.	730,735	0.1
48,848		Century Aluminum Co.	393,226	0.0
54,691		Chemtura Corp.	1,257,346	0.1
17,516		Clearwater Paper Corp.	836,739	0.1
68,313		Coeur d’Alene Mines Corp.	823,172	0.1
52,649		Commercial Metals Co.	892,401	0.1
7,544		Deltic Timber Corp.	491,416	0.1
61,704	@	Ferro Corp.	562,123	0.1
36,793	@	Flotek Industries, Inc.	846,239	0.1
44,541		Globe Specialty Metals, Inc.	686,377	0.1
38,243		Gold Resource Corp.	253,551	0.0
94,780		Graphic Packaging Holding Co.	811,317	0.1
6,410		Hawkins, Inc.	241,913	0.0
8,240		Haynes International, Inc.	373,519	0.0
29,890		HB Fuller Co.	1,350,729	0.1
50,370		Headwaters, Inc.	452,826	0.0
220,047		Hecla Mining Co.	690,948	0.1
32,120		Horsehead Holding Corp.	400,215	0.0
12,450		Innophos Holdings, Inc.	657,111	0.1
11,400		Innospec, Inc.	531,924	0.1
25,137	L	Intrepid Potash, Inc.	394,148	0.0
9,244		Kaiser Aluminum Corp.	658,635	0.1
25,300		KapStone Paper and Packaging Corp.	1,082,840	0.1
12,030		Koppers Holdings, Inc.	513,080	0.1
21,400		Kraton Performance Polymers, Inc.	419,226	0.0
31,524		Landec Corp.	384,593	0.0
83,030		Louisiana-Pacific Corp.	1,460,498	0.2
11,370	@	LSB Industries, Inc.	381,236	0.0
14,370		Materion Corp.	460,702	0.0
26,460		Minerals Technologies, Inc.	1,306,330	0.1
76,982	@,L	Molycorp, Inc.	505,002	0.1
19,190		Myers Industries, Inc.	385,911	0.0
12,340		Neenah Paper, Inc.	485,085	0.0
56,400		Olin Corp.	1,301,148	0.1
19,800	@	OM Group, Inc.	668,844	0.1
43,420		Omnova Solutions, Inc.	371,241	0.0
21,710		PH Glatfelter Co.	587,690	0.1
65,669		PolyOne Corp.	2,016,695	0.2
6,735		Quaker Chemical Corp.	491,992	0.1
39,603		Resolute Forest Products	523,552	0.1
19,780		RTI International Metals, Inc.	633,751	0.1
18,008		Schnitzer Steel Industries, Inc.	495,940	0.1
23,039		Schweitzer-Mauduit International, Inc.	1,394,551	0.1
31,983		Sensient Technologies Corp.	1,531,666	0.2
9,180		Stepan Co.	529,961	0.1
65,985		Stillwater Mining Co	726,495	0.1
43,300		SunCoke Energy, Inc.	736,100	0.1
14,230	@	Texas Industries, Inc.	943,591	0.1
18,710		Tredegar Corp.	486,460	0.1
15,650	@	US Concrete Inc.	313,939	0.0

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
17,014	L	US Silica Holdings, Inc.	$423,649	0.0
43,879	L	Walter Industries, Inc.	615,622	0.1
37,119		Wausau Paper Corp.	482,176	0.0
35,266		Worthington Industries	1,214,208	0.1
14,460		Zep, Inc.	235,120	0.0
19,170	@,L	Zoltek Cos., Inc.	319,947	0.0
			45,607,266	4.7

		Telecommunication Services: 0.8%
62,141	@	8x8, Inc.	625,760	0.1
5,350		Atlantic Tele-Network, Inc.	278,896	0.0
145,040	@	Cincinnati Bell, Inc.	394,509	0.1
30,600		Cogent Communications Group, Inc.	986,850	0.1
26,842		Consolidated Communications Holdings, Inc.	462,756	0.1
25,225	@,L	Fairpoint Communications, Inc.	240,899	0.0
30,820	@	General Communication, Inc.	293,406	0.0
42,970	@	inContact, Inc.	355,362	0.0
46,600	@	Iridium Communications, Inc.	320,608	0.0
40,289	@	Leap Wireless International, Inc.	636,163	0.1
18,775		Lumos Networks Corp.	406,854	0.1
16,372	@	magicJack VocalTec Ltd.	210,708	0.0
105,746	L	NII Holdings, Inc.	641,878	0.1
112,006	@	Pendrell Corp.	217,292	0.0
35,370		Premier Global Services, Inc.	352,285	0.0
14,926		Primus Telecommunications Group, Inc.	50,599	0.0
10,132	@	Reis, Inc.	163,834	0.0
24,801		Shenandoah Telecom Co.	597,704	0.1
20,630		USA Mobility, Inc.	292,121	0.0
110,403		Vonage Holdings Corp.	346,665	0.0
			7,875,149	0.8

		Utilities: 3.0%
20,480		Allete, Inc.	989,184	0.1
22,700		American States Water Co.	625,612	0.1
102,927	L	Atlantic Power Corp.	443,615	0.0
37,680		Avista Corp.	994,752	0.1
30,650		Black Hills Corp.	1,528,209	0.2
25,280		California Water Service Group	513,690	0.0
3,880		Chesapeake Utilities Corp.	203,661	0.0
43,002		Cleco Corp.	1,928,210	0.2
53,132		Dynegy, Inc.	1,026,510	0.1
29,740		El Paso Electric Co.	993,316	0.1
26,590		Empire District Electric Co.	575,939	0.1
36,616		Idacorp, Inc.	1,772,214	0.2
16,400		Laclede Group, Inc.	738,000	0.1
14,460		MGE Energy, Inc.	788,793	0.1
30,170		New Jersey Resources Corp.	1,328,989	0.1
20,700		Northwest Natural Gas Co.	868,986	0.1
26,950		NorthWestern Corp.	1,210,594	0.1
12,258	@	NRG Yield, Inc.	371,227	0.0
20,700		Otter Tail Corp.	571,320	0.1
51,430		Piedmont Natural Gas Co.	1,691,018	0.2
55,170		PNM Resources, Inc.	1,248,497	0.1
53,593		Portland General Electric Co.	1,512,930	0.2
9,130		SJW Corp.	255,823	0.0
21,890		South Jersey Industries, Inc.	1,282,316	0.1
33,784		Southwest Gas Corp.	1,689,200	0.2
28,870		UIL Holdings Corp.	1,073,387	0.1
6,300		Unitil Corp.	184,401	0.0
21,930		UNS Energy Corp.	1,022,377	0.1
38,126		WGL Holdings, Inc.	1,628,362	0.2
			29,061,132	3.0
		Total Common Stock (Cost $602,866,445)	934,896,534	96.9

WARRANTS: 0.0%
		Energy: 0.0%
7,460	L	Magnum Hunter Resources Corp. - CW13	52	0.0
11,987		Magnum Hunter Resources Corp.	19,375	0.0
			19,427	0.0

		Financials: 0.0%
1,224		Tejon Ranch Co.	3,378	0.0
		Total Warrants (Cost $7,344)	22,805	0.0
		Total Long-Term Investments (Cost $602,873,789)	934,919,339	96.9

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 7.9%
	Securities Lending Collateralcc(1): 4.6%
10,543,138	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $10,543,158, collateralized by various U.S. Government Agency Obligations, 0.000%-4.875%, Market Value plus accrued interest $10,754,035, due 07/28/14-07/18/33)	$10,543,138	1.1
10,543,138	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $10,543,161, collateralized by various U.S. Government Agency Obligations, 1.359%-7.000%, Market Value plus accrued interest $10,754,001, due 02/01/16-05/01/46)	10,543,138	1.1
10,543,138	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $10,543,176, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $10,754,001, due 01/02/14-09/01/45)	10,543,138	1.1
10,543,138	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $10,543,155, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $10,754,004, due 11/20/13-11/01/47)	10,543,138	1.1
2,219,499	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $2,219,501, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $2,263,893, due 10/15/13-02/15/43)	$2,219,499	0.2
		44,392,051	4.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
31,605,008	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $31,605,008)	31,605,008	3.3
	Total Short-Term Investments (Cost $75,997,059)	75,997,059	7.9
	Total Investments in Securities (Cost $678,870,848)	$1,010,916,398	104.8
	Liabilities in Excess of Other Assets	(46,594,859)	(4.8)
	Net Assets	$964,321,539	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $680,310,546.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$362,950,570
Gross Unrealized Depreciation	(32,344,718)
Net Unrealized Appreciation	$330,605,852

ING RussellTM Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$129,177,335	$—	$—	$129,177,335
Consumer Staples	36,356,963	—	—	36,356,963
Energy	51,041,749	—	—	51,041,749
Financials	207,985,879	—	—	207,985,879
Health Care	120,134,803	—	575,208	120,710,011
Industrials	141,186,765	412,260	—	141,599,025
Information Technology	165,482,025	—	—	165,482,025
Materials	45,607,266	—	—	45,607,266
Telecommunication Services	7,875,149	—	—	7,875,149
Utilities	29,061,132	—	—	29,061,132
Total Common Stock	933,909,066	412,260	575,208	934,896,534
Warrants	3,378	19,427	—	22,805
Short-Term Investments	31,605,008	44,392,051	—	75,997,059
Total Investments, at fair value	$965,517,452	$44,823,738	$575,208	$1,010,916,398
Other Financial Instruments+
Futures	561,111	—	—	561,111
Total Assets	$966,078,563	$44,823,738	$575,208	$1,011,477,509

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING RussellTM Small Cap Index Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	282	12/20/13	$30,213,480	$561,111
			$30,213,480	$561,111

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$561,111
Total Asset Derivatives		$561,111

ING Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.6%
		Consumer Discretionary: 14.3%
117,100		Aeropostale, Inc.	$1,100,740	0.2
80,400		Bally Technologies, Inc.	5,793,624	0.8
135,300		Cheesecake Factory	5,946,435	0.9
95,000		Childrens Place Retail Stores, Inc.	5,496,700	0.8
243,336		Express, Inc.	5,740,296	0.8
231,200		Finish Line	5,749,944	0.8
59,462		Gildan Activewear, Inc.	2,761,415	0.4
71,000		Hibbett Sporting Goods, Inc.	3,986,650	0.6
153,955	@,L	Imax Corp.	4,655,599	0.7
128,900		Jack in the Box, Inc.	5,156,000	0.8
235,411		La-Z-Boy, Inc.	5,346,184	0.8
101,157		Life Time Fitness, Inc.	5,206,551	0.8
94,750		Monro Muffler, Inc.	4,404,927	0.6
306,897	@	Orient-Express Hotels Ltd.	3,983,523	0.6
53,100		Papa John’s International, Inc.	3,710,628	0.5
68,816		Pool Corp.	3,862,642	0.6
135,900		Regis Corp.	1,995,012	0.3
170,623		Ruby Tuesday, Inc.	1,279,673	0.2
127,900	@	Sally Beauty Holdings, Inc.	3,345,864	0.5
67,600	L	Sturm Ruger & Co., Inc.	4,233,788	0.6
59,900		Vail Resorts, Inc.	4,155,862	0.6
102,300		Wolverine World Wide, Inc.	5,956,929	0.9
51,801		Wyndham Worldwide Corp.	3,158,307	0.5
			97,027,293	14.3

		Consumer Staples: 2.0%
73,900		Casey’s General Stores, Inc.	5,431,650	0.8
216,025		Flowers Foods, Inc.	4,631,576	0.7
144,600		Pinnacle Foods, Inc.	3,827,562	0.5
			13,890,788	2.0

		Energy: 6.1%
285,900	L	Bill Barrett Corp.	7,178,949	1.1
157,015		Carrizo Oil & Gas, Inc.	5,858,230	0.9
230,550		Cloud Peak Energy, Inc.	3,382,168	0.5
172,000		EPL Oil & Gas, Inc.	6,382,920	0.9
717,751		Key Energy Services, Inc.	5,232,405	0.8
453,500	@,L	Nordic American Tankers Ltd.	3,736,840	0.5
813,500	@	Petroquest Energy, Inc.	3,262,135	0.5
133,100		Unit Corp.	6,187,819	0.9
			41,221,466	6.1

		Financials: 22.4%
18,400		Affiliated Managers Group, Inc.	3,360,576	0.5
126,400		American Campus Communities, Inc.	4,316,560	0.6
89,588		Cash America International, Inc.	4,056,545	0.6
171,500		Colony Financial, Inc.	3,426,570	0.5
352,082		CubeSmart	6,281,143	0.9
181,900		CyrusOne, Inc.	3,452,462	0.5
853,650		DCT Industrial Trust, Inc.	6,137,744	0.9
114,935		Encore Capital Group, Inc.	5,270,919	0.8
87,718		EPR Properties	4,275,375	0.6
164,400		EverBank Financial Corp.	2,462,712	0.4
242,279		First American Financial Corp.	5,899,494	0.9
75,100		First Financial Holdings, Inc.	4,142,516	0.6
146,092	@	First NBC Bank Holding Co.	3,561,723	0.5
294,325		FirstMerit Corp.	6,389,796	0.9
44,500		Jones Lang LaSalle, Inc.	3,884,850	0.6
210,318		LaSalle Hotel Properties	5,998,269	0.9
89,637		MarketAxess Holdings, Inc.	5,381,805	0.8
153,900		MB Financial Corp.	4,346,136	0.6
93,372		National Retail Properties, Inc.	2,971,097	0.4
80,372		Primerica, Inc.	3,242,206	0.5
100,036		ProAssurance Corp.	4,507,622	0.7
99,618		Prosperity Bancshares, Inc.	6,160,377	0.9
194,600		Provident New York Bancorp	2,119,194	0.3
419,100		Radian Group, Inc.	5,838,063	0.9
200,200	L	Redwood Trust, Inc.	3,941,938	0.6
154,600		Selective Insurance Group	3,787,700	0.6
50,533		Signature Bank	4,624,780	0.7
186,600		Starwood Property Trust, Inc.	4,472,802	0.7
120,085		Stifel Financial Corp.	4,949,904	0.7
492,400		Susquehanna Bancshares, Inc.	6,179,620	0.9
54,900		SVB Financial Group	4,741,713	0.7
251,800		Webster Financial Corp.	6,428,454	0.9
130,055		Wintrust Financial Corp.	5,341,359	0.8
			151,952,024	22.4

		Health Care: 9.6%
24,400	@	Acceleron Pharma, Inc.	542,412	0.1
55,991		Acorda Therapeutics, Inc.	1,919,372	0.3
76,645		Align Technology, Inc.	3,688,158	0.5
184,100		AMN Healthcare Services, Inc.	2,533,216	0.4
59,249		Amsurg Corp.	2,352,185	0.4
83,200		Centene Corp.	5,321,472	0.8

ING Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
21,700		Cubist Pharmaceuticals, Inc.	$1,379,035	0.2
151,100		Envision Healthcare Holdings, Inc.	3,933,133	0.6
103,324		Haemonetics Corp.	4,120,561	0.6
221,537		Healthsouth Corp.	7,638,596	1.1
69,275		Impax Laboratories, Inc.	1,420,830	0.2
122,600	@	InterMune, Inc.	1,884,362	0.3
110,100		Masimo Corp.	2,933,064	0.4
77,248		Medicines Co.	2,589,353	0.4
40,057		Mednax, Inc.	4,021,723	0.6
108,252	@	Nektar Therapeutics	1,131,233	0.2
123,036		Owens & Minor, Inc.	4,255,815	0.6
97,080		Steris Corp.	4,170,557	0.6
108,700		Thoratec Corp.	4,053,423	0.6
69,900		WellCare Health Plans, Inc.	4,874,826	0.7
			64,763,326	9.6

		Industrials: 19.3%
186,785		Actuant Corp.	7,254,729	1.1
36,445		Acuity Brands, Inc.	3,353,669	0.5
106,994		Atlas Air Worldwide Holdings, Inc.	4,933,493	0.7
178,700		Barnes Group, Inc.	6,240,204	0.9
435,000	@	Blount International, Inc.	5,267,850	0.8
224,900		Brady Corp.	6,859,450	1.0
48,600		Clarcor, Inc.	2,698,758	0.4
81,022		Clean Harbors, Inc.	4,752,751	0.7
122,515		Curtiss-Wright Corp.	5,753,304	0.8
279,084	@	Diana Shipping, Inc.	3,368,544	0.5
127,700		Forward Air Corp.	5,152,695	0.8
84,900		FTI Consulting, Inc.	3,209,220	0.5
157,900		Healthcare Services Group	4,067,504	0.6
385,600		Heartland Express, Inc.	5,471,664	0.8
145,196		HUB Group, Inc.	5,696,039	0.8
156,500		KAR Auction Services, Inc.	4,414,865	0.7
70,902		Mobile Mini, Inc.	2,414,922	0.4
320,800		Orbital Sciences Corp.	6,794,544	1.0
72,900		Regal-Beloit Corp.	4,952,097	0.7
162,994		Resources Connection, Inc.	2,211,829	0.3
70,500		Teledyne Technologies, Inc.	5,987,565	0.9
126,869		Tetra Tech, Inc.	3,284,639	0.5
105,200		Toro Co.	5,717,620	0.8
104,900		Universal Forest Products, Inc.	4,416,290	0.7
109,739		Waste Connections, Inc.	4,983,248	0.7
107,213		Watts Water Technologies, Inc.	6,043,597	0.9
136,352		Woodward Governor Co.	5,567,252	0.8
			130,868,342	19.3

		Information Technology: 15.7%
139,986		Advanced Energy Industries, Inc.	2,452,555	0.4
37,143		Ansys, Inc.	3,213,612	0.5
334,200	@	Aruba Networks, Inc.	5,561,088	0.8
25,100	@	ATMI, Inc.	665,652	0.1
138,607	@	Bankrate, Inc.	2,851,146	0.4
108,700		Blackhawk Network Holdings, Inc.	2,612,061	0.4
34,400		CACI International, Inc.	2,377,384	0.4
192,753		Cardtronics, Inc.	7,151,136	1.1
38,400		Commvault Systems, Inc.	3,372,672	0.5
187,097		EVERTEC, Inc.	4,155,424	0.6
253,397		Fairchild Semiconductor International, Inc.	3,519,684	0.5
192,900		Finisar Corp.	4,365,327	0.6
65,600		Flir Systems, Inc.	2,059,840	0.3
328,950	@	Formfactor, Inc.	2,256,597	0.3
447,373		Integrated Device Technology, Inc.	4,214,254	0.6
96,700	L	Liquidity Services, Inc.	3,245,252	0.5
264,614	@,L	Logitech International S.A.	2,341,834	0.3
105,989		Micros Systems, Inc.	5,293,091	0.8
180,400		Microsemi Corp.	4,374,700	0.6
180,882		MKS Instruments, Inc.	4,809,652	0.7
57,362		Plexus Corp.	2,133,867	0.3
346,200		Polycom, Inc.	3,780,504	0.6
6,900		Power Integrations, Inc.	373,635	0.1
217,600		Progress Software Corp.	5,631,488	0.8
206,600		PTC, Inc.	5,873,638	0.9
183,800	@	QLIK Technologies, Inc.	6,293,312	0.9
292,200		Riverbed Technolgoy, Inc.	4,263,198	0.6
86,200		Sourcefire, Inc.	6,544,304	1.0
17,140		Synaptics, Inc.	758,959	0.1
			106,545,866	15.7

		Materials: 4.6%
368,047		Commercial Metals Co.	6,238,396	0.9
185,700		HB Fuller Co.	8,391,783	1.3
110,464		Minerals Technologies, Inc.	5,453,608	0.8
371,886	L	Thompson Creek Metals Co., Inc.	1,335,071	0.2
122,611		Worthington Industries	4,221,497	0.6
337,700		Zep, Inc.	5,491,002	0.8
			31,131,357	4.6

		Utilities: 2.6%
103,200		Cleco Corp.	4,627,488	0.7
149,397		El Paso Electric Co.	4,989,860	0.7
95,400		Idacorp, Inc.	4,617,360	0.7

ING Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
109,285	Portland General Electric Co.	$3,085,115	0.5
		17,319,823	2.6
	Total Common Stock (Cost $508,033,317)	654,720,285	96.6

EXCHANGE-TRADED FUNDS: 1.4%
90,900	iShares Russell 2000 Index Fund	9,691,758	1.4
	Total Exchange-Traded Funds (Cost $7,603,907)	9,691,758	1.4
	Total Long-Term Investments (Cost $515,637,224)	664,412,043	98.0

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.3%
	Securities Lending Collateralcc(1): 4.2%
6,722,395	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $6,722,408, collateralized by various U.S. Government Agency Obligations, 0.000%-4.875%, Market Value plus accrued interest $6,856,865, due 07/28/14-07/18/33)	6,722,395	1.0
6,722,395	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $6,722,410, collateralized by various U.S. Government Agency Obligations, 1.359%-7.000%, Market Value plus accrued interest $6,856,843, due 02/01/16-05/01/46)	6,722,395	1.0
6,722,395	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $6,722,419, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,856,843, due 01/02/14-09/01/45)	6,722,395	1.0
6,722,395	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $6,722,406, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $6,856,845, due 11/20/13-11/01/47)	6,722,395	1.0
1,415,172	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $1,415,174, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $1,443,478, due 10/15/13-02/15/43)	1,415,172	0.2
		28,304,752	4.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
14,362,237	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $14,362,237)	14,362,237	2.1
	Total Short-Term Investments (Cost $42,666,989)	42,666,989	6.3
	Total Investments in Securities (Cost $558,304,213)	$707,079,032	104.3
	Liabilities in Excess of Other Assets	(29,401,642)	(4.3)
	Net Assets	$677,677,390	100.0

ING Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $564,421,173.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$161,333,997
Gross Unrealized Depreciation	(18,676,138)
Net Unrealized Appreciation	$142,657,859

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$654,720,285	$—	$—	$654,720,285
Exchange-Traded Funds	9,691,758	—	—	9,691,758
Short-Term Investments	14,362,237	28,304,752	—	42,666,989
Total Investments, at fair value	$678,774,280	$28,304,752	$—	$707,079,032

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 22.7%
		Consumer Discretionary: 1.9%
500,000		ADT Corp./The, 4.125%, 06/15/23	$447,187	0.0
500,000		AutoZone, Inc., 2.875%, 01/15/23	455,014	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/23	694,519	0.0
500,000		Carnival Corp., 1.200%, 02/05/16	497,237	0.0
6,000,000		CBS Corp., 4.300%, 02/15/21	6,168,888	0.2
750,000		Comcast Corp., 4.250%, 01/15/33	709,477	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	944,329	0.0
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,359,026	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	403,391	0.0
300,000	#	Cox Communications, Inc., 3.250%, 12/15/22	267,034	0.0
626,000		Cox Communications, Inc., 5.450%, 12/15/14	661,497	0.0
500,000	#	Daimler Finance North America LLC, 1.450%, 08/01/16	502,061	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	501,475	0.0
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	482,678	0.0
3,120,000		DirecTV Holdings, LLC, 6.000%, 08/15/40	2,969,073	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/23	707,243	0.0
1,800,000		Discovery Communications, LLC, 4.375%, 06/15/21	1,888,459	0.1
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	611,752	0.0
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	3,836,098	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	468,400	0.0
1,000,000		Lowe’s Cos, Inc., 1.625%, 04/15/17	1,004,870	0.0
500,000		Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	450,680	0.0
1,000,000		Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	993,527	0.0
2,000,000		Marriott International, Inc., 3.000%, 03/01/19	2,027,800	0.1
500,000		Mattel, Inc., 1.700%, 03/15/18	491,549	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	476,814	0.0
325,000		McDonald’s Corp., 6.300%, 10/15/37	404,408	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,458,717	0.1
500,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	476,669	0.0
7,010,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	7,349,656	0.2
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	463,864	0.0
300,000		Newell Rubbermaid, Inc., 2.050%, 12/01/17	297,039	0.0
3,550,000		News America, Inc., 6.150%, 03/01/37	3,872,344	0.1
750,000	#	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	745,294	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	398,194	0.0
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,530,605	0.1
500,000		NVR, Inc., 3.950%, 09/15/22	485,410	0.0
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,441,852	0.1
300,000		O’Reilly Automotive, Inc., 3.800%, 09/01/22	295,824	0.0
500,000		Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 02/15/23	457,372	0.0
837,000		Target Corp., 7.000%, 01/15/38	1,082,365	0.0
750,000		Time Warner Cable, Inc., 4.125%, 02/15/21	709,635	0.0
1,000,000		Time Warner Cable, Inc., 4.500%, 09/15/42	733,603	0.0
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,524,346	0.2
3,500,000		Time Warner, Inc., 4.875%, 03/15/20	3,814,293	0.1
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,148,489	0.1
500,000		TJX Cos, Inc., 2.500%, 05/15/23	465,420	0.0
3,500,000		Viacom, Inc., 2.500%, 12/15/16	3,590,017	0.1
1,000,000		Viacom, Inc., 2.500%, 09/01/18	999,533	0.0
1,000,000		Viacom, Inc., 3.250%, 03/15/23	927,490	0.0
1,000,000		Viacom, Inc., 5.850%, 09/01/43	1,021,477	0.0
300,000		Walt Disney Co., 0.450%, 12/01/15	298,614	0.0
300,000		Walt Disney Co., 1.100%, 12/01/17	294,940	0.0
300,000		Walt Disney Co., 2.350%, 12/01/22	276,119	0.0
1,000,000		Walt Disney Co., 5.500%, 03/15/19	1,158,038	0.1
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	951,312	0.0
1,000,000		Wyndham Worldwide Corp., 4.250%, 03/01/22	986,973	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
800,000		Yum! Brands, Inc., 3.750%, 11/01/21	$795,198	0.0
400,000		Yum! Brands, Inc., 6.250%, 03/15/18	463,530	0.0
			78,938,718	1.9

		Consumer Staples: 1.5%
500,000		Altria Group, Inc., 2.950%, 05/02/23	457,168	0.0
300,000		Altria Group, Inc., 4.250%, 08/09/42	250,674	0.0
3,595,000		Altria Group, Inc., 9.950%, 11/10/38	5,381,654	0.2
500,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	502,519	0.0
500,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	498,443	0.0
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	217,062	0.0
3,500,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	4,029,574	0.1
400,000		Avon Products, Inc., 4.600%, 03/15/20	415,431	0.0
1,300,000		Avon Products, Inc., 5.000%, 03/15/23	1,310,999	0.1
500,000		Bunge Ltd. Finance Corp., 3.200%, 06/15/17	518,390	0.0
500,000		Campbell Soup Co., 3.800%, 08/02/42	404,435	0.0
750,000		Clorox Co., 3.050%, 09/15/22	716,627	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,093,348	0.1
1,000,000		Colgate-Palmolive Co., 0.900%, 05/01/18	970,958	0.0
1,000,000		ConAgra Foods, Inc., 2.100%, 03/15/18	993,268	0.0
750,000		ConAgra Foods, Inc., 3.200%, 01/25/23	703,332	0.0
300,000		Costco Wholesale Corp., 1.125%, 12/15/17	295,318	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	290,502	0.0
750,000		CVS Caremark Corp., 2.750%, 12/01/22	694,669	0.0
5,000,000		CVS Caremark Corp., 3.250%, 05/18/15	5,204,330	0.1
750,000		Diageo Capital PLC, 1.125%, 04/29/18	725,309	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/23	692,558	0.0
500,000		Diageo Investment Corp., 2.875%, 05/11/22	482,115	0.0
750,000		Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	709,942	0.0
3,275,000		Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,400,681	0.1
300,000		Estee Lauder Cos, Inc., 3.700%, 08/15/42	255,046	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	347,261	0.0
500,000		General Mills, Inc., 0.875%, 01/29/16	500,161	0.0
750,000		General Mills, Inc., 4.150%, 02/15/43	683,751	0.0
872,000		Kellogg Co., 4.000%, 12/15/20	924,764	0.0
1,000,000		Kraft Foods Group, Inc., 2.250%, 06/05/17	1,020,934	0.0
500,000		Kraft Foods, Inc., 5.375%, 02/10/20	565,522	0.0
1,149,000		Kraft Foods, Inc., 6.125%, 02/01/18	1,330,055	0.1
3,266,000		Kraft Foods, Inc., 6.125%, 08/23/18	3,845,447	0.1
1,000,000		Kroger Co., 3.850%, 08/01/23	987,315	0.0
2,129,000		Kroger Co., 7.500%, 04/01/31	2,626,032	0.1
300,000	L	Lorillard Tobacco Co., 2.300%, 08/21/17	297,682	0.0
5,600,000		Lorillard Tobacco Co., 8.125%, 06/23/19	6,799,346	0.2
500,000		Molson Coors Brewing Co., 5.000%, 05/01/42	488,976	0.0
1,500,000		PepsiCo, Inc., 4.000%, 03/05/42	1,347,512	0.1
2,405,000		PepsiCo, Inc., 4.875%, 11/01/40	2,443,853	0.1
500,000		Philip Morris International, Inc., 6.375%, 05/16/38	596,071	0.0
250,000		Reynolds American, Inc., 3.250%, 11/01/22	230,672	0.0
250,000		Reynolds American, Inc., 6.150%, 09/15/43	262,434	0.0
500,000		Walgreen Co., 1.000%, 03/13/15	501,679	0.0
500,000		Walgreen Co., 1.800%, 09/15/17	502,287	0.0
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	3,531,194	0.1
			63,047,300	1.5

		Energy: 2.5%
3,500,000		Anadarko Petroleum Corp., 5.950%, 09/15/16	3,933,632	0.1
625,000		Anadarko Petroleum Corp., 8.700%, 03/15/19	804,521	0.0
750,000		Apache Corp., 2.625%, 01/15/23	688,968	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
750,000	Apache Corp., 3.250%, 04/15/22	$735,896	0.0
3,000,000	Apache Corp., 5.625%, 01/15/17	3,391,881	0.1
1,000,000	BP Capital Markets PLC, 1.375%, 11/06/17	986,041	0.0
1,000,000	BP Capital Markets PLC, 2.750%, 05/10/23	915,642	0.0
500,000	Cenovus Energy, Inc., 4.450%, 09/15/42	449,845	0.0
1,000,000	Cenovus Energy, Inc., 5.200%, 09/15/43	992,678	0.0
300,000	Chevron Corp., 1.104%, 12/05/17	296,054	0.0
300,000	Chevron Corp., 2.355%, 12/05/22	276,885	0.0
500,000	CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	484,013	0.0
2,000,000	ConocoPhillips, 6.500%, 02/01/39	2,523,404	0.1
400,000	Devon Energy Corp., 3.250%, 05/15/22	383,758	0.0
3,750,000	Devon Energy Corp., 4.000%, 07/15/21	3,839,014	0.1
500,000	Energy Transfer Partners L.P., 3.600%, 02/01/23	466,847	0.0
1,809,000	Energy Transfer Partners L.P., 6.500%, 02/01/42	1,915,740	0.1
3,990,000	Ensco PLC, 3.250%, 03/15/16	4,168,050	0.1
4,805,000	Enterprise Products Operating, LLC, 3.200%, 02/01/16	5,046,350	0.1
300,000	Enterprise Products Operating, LLC, 4.450%, 02/15/43	266,383	0.0
1,950,000	EOG Resources, Inc., 2.625%, 03/15/23	1,800,780	0.1
500,000	FMC Technologies, Inc., 2.000%, 10/01/17	495,066	0.0
1,000,000	Halliburton Co., 1.000%, 08/01/16	999,418	0.0
500,000	Halliburton Co., 2.000%, 08/01/18	500,230	0.0
500,000	Halliburton Co., 3.500%, 08/01/23	496,827	0.0
1,500,000	Hess Corp., 5.600%, 02/15/41	1,547,345	0.1
1,350,000	Hess Corp., 8.125%, 02/15/19	1,682,204	0.1
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	467,337	0.0
2,825,000	Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,193,838	0.1
667,000	Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	657,284	0.0
1,500,000	Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,300,674	0.0
600,000	Magellan Midstream Partners L.P., 6.550%, 07/15/19	717,228	0.0
1,000,000	Marathon Oil Corp., 0.900%, 11/01/15	1,000,498	0.0
500,000	Marathon Oil Corp., 2.800%, 11/01/22	466,047	0.0
3,892,000	Marathon Petroleum Corp., 3.500%, 03/01/16	4,090,687	0.1
500,000	Murphy Oil Corp., 2.500%, 12/01/17	496,865	0.0
1,350,000	Murphy Oil Corp., 3.700%, 12/01/22	1,261,208	0.0
5,000,000	Noble Holding International Ltd., 4.625%, 03/01/21	5,173,645	0.1
3,700,000	Occidental Petroleum Corp., 2.500%, 02/01/16	3,832,493	0.1
1,500,000	ONEOK Partners L.P., 2.000%, 10/01/17	1,490,877	0.1
3,920,000	ONEOK Partners L.P., 3.250%, 02/01/16	4,083,554	0.1
1,000,000	Petrobras Global Finance BV, 2.000%, 05/20/16	996,243	0.0
1,000,000	Petrobras Global Finance BV, 4.375%, 05/20/23	925,168	0.0
500,000	Pioneer Natural Resources Co., 3.950%, 07/15/22	503,356	0.0
300,000	Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	274,749	0.0
275,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	272,234	0.0
750,000	Shell International Finance BV, 1.125%, 08/21/17	745,332	0.0
2,950,000	Suncor Energy, Inc., 6.500%, 06/15/38	3,448,668	0.1
500,000	Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	466,388	0.0
500,000	Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	446,993	0.0
400,000	Talisman Energy, Inc., 5.500%, 05/15/42	373,920	0.0
3,460,000	TC Pipelines L.P., 4.650%, 06/15/21	3,523,903	0.1
500,000	Total Capital Canada Ltd., 2.750%, 07/15/23	470,067	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Total Capital International SA, 0.750%, 01/25/16	$498,826	0.0
500,000		Total Capital International SA, 1.000%, 08/12/16	501,677	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,865,908	0.1
500,000		Total Capital SA, 2.125%, 08/10/18	505,193	0.0
3,965,000		Trans-Canada Pipelines, 7.625%, 01/15/39	5,268,981	0.1
1,676,000		Transocean, Inc., 6.800%, 03/15/38	1,784,558	0.1
2,785,000		Valero Energy Corp., 6.625%, 06/15/37	3,033,912	0.1
2,250,000		Weatherford International Ltd., 4.500%, 04/15/22	2,231,604	0.1
1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,566,596	0.1
700,000		Williams Cos., Inc., 7.875%, 09/01/21	836,351	0.0
2,840,000		Williams Partners L.P., 3.800%, 02/15/15	2,948,999	0.1
			103,809,333	2.5

		Financials: 7.5%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	3,050,048	0.1
750,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	705,747	0.0
1,000,000		ACE INA Holdings, Inc., 5.800%, 03/15/18	1,161,487	0.1
1,000,000		Aflac, Inc., 3.625%, 06/15/23	978,967	0.0
1,000,000		American International Group, Inc., 2.375%, 08/24/15	1,022,366	0.0
500,000		American International Group, Inc., 3.375%, 08/15/20	501,140	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,612,621	0.1
1,000,000		American International Group, Inc., 5.850%, 01/16/18	1,139,475	0.1
2,000,000		American International Group, Inc., 6.400%, 12/15/20	2,361,062	0.1
3,000,000		American International Group, Inc., 8.250%, 08/15/18	3,749,001	0.1
1,500,000		Allstate Corp./The, 3.150%, 06/15/23	1,456,260	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	7,629,266	0.2
500,000		American Express Credit Corp., 1.300%, 07/29/16	503,453	0.0
500,000		American Express Credit Corp., 2.125%, 07/27/18	502,627	0.0
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	494,700	0.0
500,000	#	American Honda Finance Corp., 1.000%, 08/11/15	502,522	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	494,912	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	879,873	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,321,710	0.1
667,000		American Tower Corp., 4.700%, 03/15/22	649,441	0.0
1,000,000		Aon PLC, 4.450%, 05/24/43	894,424	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	455,232	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	462,720	0.0
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,544,258	0.1
1,000,000		Bank of America Corp., 1.500%, 10/09/15	1,006,045	0.0
1,000,000		Bank of America Corp., 2.000%, 01/11/18	984,646	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/23	3,756,012	0.1
2,000,000		Bank of America Corp., 3.625%, 03/17/16	2,105,008	0.1
1,000,000		Bank of America Corp., 3.875%, 03/22/17	1,064,625	0.0
1,000,000		Bank of America Corp., 4.100%, 07/24/23	996,210	0.0
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,819,139	0.1
1,900,000		Bank of America Corp., 5.700%, 01/24/22	2,126,752	0.1
13,725,000		Bank of America Corp., 6.500%, 08/01/16	15,568,213	0.4
1,000,000		Bank of Montreal, 1.300%, 07/15/16	1,005,440	0.0
1,000,000		Bank of Montreal, 1.400%, 09/11/17	986,365	0.0
300,000		Bank of New York Mellon Corp./The, 0.700%, 03/04/16	297,528	0.0
1,000,000		Bank of New York Mellon Corp./The, 1.350%, 03/06/18	977,187	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.100%, 08/01/18	1,006,323	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
500,000	Bank of New York Mellon Corp., 0.700%, 10/23/15	$499,738	0.0
1,000,000	Bank of New York Mellon Corp., 1.300%, 01/25/18	979,353	0.0
1,100,000	Bank of Nova Scotia, 0.750%, 10/09/15	1,100,535	0.0
500,000	Bank of Nova Scotia, 1.375%, 12/18/17	491,426	0.0
1,000,000	Bank of Nova Scotia, 1.375%, 07/15/16	1,007,765	0.0
750,000	Barclays Bank PLC, 5.125%, 01/08/20	838,690	0.0
1,000,000	BB&T Corp., 1.600%, 08/15/17	994,047	0.0
1,000,000	BB&T Corp., 3.950%, 03/22/22	998,792	0.0
750,000	BBVA, 4.664%, 10/09/15	781,336	0.0
1,000,000	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	1,002,234	0.0
750,000	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	733,136	0.0
1,000,000	Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,009,508	0.0
500,000	Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	502,083	0.0
1,020,000	Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	992,942	0.0
250,000	Berkshire Hathaway, Inc., 0.800%, 02/11/16	250,461	0.0
750,000	Berkshire Hathaway, Inc., 1.550%, 02/09/18	743,746	0.0
300,000	BlackRock, Inc., 1.375%, 06/01/15	304,458	0.0
500,000	BlackRock, Inc., 5.000%, 12/10/19	568,152	0.0
500,000	BNP Paribas SA, 3.250%, 03/03/23	469,424	0.0
2,475,000	BNP Paribas, 3.600%, 02/23/16	2,616,204	0.1
750,000	Boeing Capital Corp., 4.700%, 10/27/19	847,753	0.0
4,500,000	Boston Properties L.P., 5.625%, 11/15/20	5,095,552	0.1
500,000	Brandywine Operating Partnership L.P., 3.950%, 02/15/23	474,126	0.0
300,000	BRE Properties, Inc., 3.375%, 01/15/23	279,218	0.0
300,000	Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	301,034	0.0
1,000,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	982,682	0.0
300,000	Caterpillar Financial Services Corp., 1.300%, 03/01/18	293,543	0.0
300,000	Caterpillar Financial Services Corp., 2.625%, 03/01/23	278,717	0.0
1,000,000	Chubb Corp., 6.000%, 05/11/37	1,192,514	0.1
1,000,000	Citigroup, Inc., 1.700%, 07/25/16	1,005,454	0.0
600,000	Citigroup, Inc., 2.250%, 08/07/15	612,055	0.0
1,000,000	Citigroup, Inc., 3.375%, 03/01/23	953,873	0.0
2,000,000	Citigroup, Inc., 3.500%, 05/15/23	1,809,180	0.1
750,000	Citigroup, Inc., 4.050%, 07/30/22	730,037	0.0
1,044,000	Citigroup, Inc., 6.125%, 08/25/36	1,053,829	0.0
6,455,000	Citigroup, Inc., 8.125%, 07/15/39	8,992,570	0.2
1,000,000	CME Group, Inc., 3.000%, 09/15/22	951,712	0.0
500,000	Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	502,860	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	480,834	0.0
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,065,031	0.0
5,500,000	Credit Suisse New York, 6.000%, 02/15/18	6,199,237	0.2
2,000,000	Fifth Third Bancorp., 3.500%, 03/15/22	1,980,224	0.1
1,000,000	Ford Motor Credit Co. LLC, 1.700%, 05/09/16	1,000,733	0.0
2,250,000	Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,234,995	0.1
1,000,000	Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,002,985	0.0
600,000	Ford Motor Credit Co., LLC, 2.500%, 01/15/16	612,177	0.0
2,000,000	Ford Motor Credit Co., LLC, 2.750%, 05/15/15	2,046,694	0.1
1,000,000	Ford Motor Credit Co., LLC, 4.250%, 02/03/17	1,069,518	0.0
750,000	Ford Motor Credit Co., LLC, 4.250%, 09/20/22	750,722	0.0
1,300,000	Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,447,911	0.1
1,000,000	General Electric Capital Corp., 1.625%, 07/02/15	1,015,232	0.0
1,000,000	General Electric Capital Corp., 3.150%, 09/07/22	947,751	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
1,500,000		General Electric Capital Corp., 5.875%, 01/14/38	$1,661,168	0.1
9,150,000		General Electric Capital Corp., 6.750%, 03/15/32	10,943,546	0.3
1,196,000	L	Genworth Financial, Inc., 6.515%, 05/22/18	1,356,149	0.1
750,000		Genworth Holdings, Inc., 4.900%, 08/15/23	754,801	0.0
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	1,964,980	0.1
8,950,000		Goldman Sachs Group, Inc., 3.625%, 02/07/16	9,426,534	0.3
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	833,174	0.0
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,542,332	0.2
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,186,664	0.1
1,350,000		Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,487,184	0.1
500,000		HCP, Inc., 2.625%, 02/01/20	475,155	0.0
3,400,000		HCP, Inc., 3.750%, 02/01/16	3,582,247	0.1
500,000		Health Care REIT, Inc., 2.250%, 03/15/18	495,394	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/23	481,422	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/22	500,439	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/23	695,967	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	3,865,331	0.1
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	981,435	0.0
1,000,000		Huntington Bancshares, Inc., 2.600%, 08/02/18	1,001,781	0.0
1,000,000		Huntington National Bank/The, 1.350%, 08/02/16	1,000,248	0.0
1,000,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,005,094	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,009,714	0.0
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,333,127	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,740,300	0.1
500,000		Jefferies Group LLC, 5.125%, 04/13/18	539,121	0.0
900,000		Jefferies Group, Inc., 5.125%, 01/20/23	909,097	0.0
2,700,000		John Deere Capital Corp., 2.250%, 06/07/16	2,797,602	0.1
750,000		JPMorgan Chase & Co., 1.100%, 10/15/15	751,872	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,454,612	0.1
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,363,614	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,181,216	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	7,875,084	0.2
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	737,331	0.0
1,500,000		Lincoln National Corp., 4.200%, 03/15/22	1,538,978	0.1
4,005,000		Lincoln National Corp., 4.300%, 06/15/15	4,223,989	0.1
1,000,000		Markel Corp., 3.625%, 03/30/23	952,591	0.0
500,000		MetLife, Inc., 3.048%, 12/15/22	477,826	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	353,041	0.0
5,495,000		MetLife, Inc., 6.750%, 06/01/16	6,302,078	0.2
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,463,855	0.1
1,000,000		Morgan Stanley, 4.100%, 05/22/23	934,935	0.0
800,000		Morgan Stanley, 4.875%, 11/01/22	802,194	0.0
2,650,000		Morgan Stanley, 5.375%, 10/15/15	2,851,233	0.1
10,500,000		Morgan Stanley, 6.625%, 04/01/18	12,204,444	0.3
500,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	508,271	0.0
500,000		National Australia Bank Ltd/New York, 1.300%, 07/25/16	502,747	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/22	281,378	0.0
1,000,000		NYSE Euronext, 2.000%, 10/05/17	1,002,311	0.0
500,000		PNC Bank NA, 2.700%, 11/01/22	456,767	0.0
1,000,000		PNC Bank NA, 2.950%, 01/30/23	928,020	0.0
500,000		PNC Financial Services Group, Inc., 2.854%, 11/09/22	463,275	0.0
500,000		PNC Funding Corp., 3.300%, 03/08/22	489,639	0.0
2,595,000		PNC Funding Corp., 3.625%, 02/08/15	2,694,954	0.1
500,000		PNC Funding Corp., 5.250%, 11/15/15	542,458	0.0
500,000		Primerica, Inc., 4.750%, 07/15/22	524,237	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
300,000	Principal Financial Group, Inc., 1.850%, 11/15/17	$297,761	0.0
300,000	Principal Financial Group, Inc., 3.125%, 05/15/23	285,280	0.0
1,000,000	Principal Financial Group, Inc., 3.300%, 09/15/22	973,708	0.0
1,000,000	Private Export Funding Corp., 1.450%, 08/15/19	958,602	0.0
500,000	ProLogis L.P., 2.750%, 02/15/19	500,494	0.0
500,000	ProLogis L.P., 4.250%, 08/15/23	498,511	0.0
400,000	Protective Life Corp., 7.375%, 10/15/19	484,372	0.0
3,895,000	Prudential Financial, Inc., 3.875%, 01/14/15	4,050,017	0.1
3,800,000	Prudential Financial, Inc., 6.200%, 11/15/40	4,374,514	0.1
750,000	Royal Bank of Canada, 0.800%, 10/30/15	751,145	0.0
750,000	Royal Bank of Canada, 1.500%, 01/16/18	739,233	0.0
500,000	Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	514,781	0.0
500,000	Simon Property Group L.P., 2.750%, 02/01/23	459,938	0.0
1,000,000	Simon Property Group L.P., 3.375%, 03/15/22	983,233	0.0
3,595,000	Simon Property Group L.P., 5.250%, 12/01/16	4,015,000	0.1
1,500,000	State Street Corp., 3.100%, 05/15/23	1,402,569	0.1
500,000	SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	455,649	0.0
1,000,000	SunTrust Bank/Atlanta GA, 5.000%, 09/01/15	1,070,083	0.0
5,295,000	Toyota Motor Credit Corp., 2.800%, 01/11/16	5,537,739	0.2
3,000,000	Travelers Cos, Inc., 3.900%, 11/01/20	3,211,137	0.1
1,464,000	UBS AG/Stamford CT, 4.875%, 08/04/20	1,639,497	0.1
350,000	US Bancorp, 1.650%, 05/15/17	352,405	0.0
750,000	US Bancorp, 2.950%, 07/15/22	707,215	0.0
1,000,000	US Bancorp, 3.000%, 03/15/22	977,533	0.0
500,000	Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	477,306	0.0
600,000	Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	561,760	0.0
4,000,000	Wachovia Bank NA, 6.600%, 01/15/38	4,850,176	0.1
1,000,000	Wells Fargo & Co., 3.450%, 02/13/23	938,206	0.0
750,000	Wells Fargo & Co., 4.125%, 08/15/23	736,146	0.0
8,000,000	Wells Fargo & Co., 4.600%, 04/01/21	8,703,936	0.2
500,000	Westpac Banking Corp., 1.125%, 09/25/15	503,914	0.0
1,000,000	Westpac Banking Corp., 1.600%, 01/12/18	986,928	0.0
500,000	Westpac Banking Corp., 2.000%, 08/14/17	506,714	0.0
1,000,000	WR Berkley Corp., 4.625%, 03/15/22	1,035,941	0.0
		312,841,987	7.5

	Health Care: 1.8%
1,725,000	Aetna, Inc., 1.500%, 11/15/17	1,695,787	0.1
500,000	Aetna, Inc., 2.750%, 11/15/22	462,531	0.0
300,000	Aetna, Inc., 4.500%, 05/15/42	278,236	0.0
500,000	Allergan, Inc./United States, 2.800%, 03/15/23	472,937	0.0
4,400,000	Amgen, Inc., 3.875%, 11/15/21	4,468,147	0.1
661,000	Amgen, Inc., 6.375%, 06/01/37	745,703	0.0
750,000	AstraZeneca PLC, 1.950%, 09/18/19	735,880	0.0
2,900,000	AstraZeneca PLC, 6.450%, 09/15/37	3,549,261	0.1
500,000	Baxter International, Inc., 0.950%, 06/01/16	501,432	0.0
239,000	Baxter International, Inc., 1.850%, 06/15/18	239,107	0.0
1,000,000	Baxter International, Inc., 3.200%, 06/15/23	978,147	0.0
500,000	Baxter International, Inc., 3.650%, 08/15/42	426,787	0.0
4,370,000	Becton Dickinson and Co., 3.125%, 11/08/21	4,341,521	0.1
2,000,000	Biogen Idec, Inc., 6.875%, 03/01/18	2,377,078	0.1
1,500,000	Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,470,207	0.1
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/42	401,816	0.0
400,000	Cardinal Health, Inc., 1.900%, 06/15/17	401,425	0.0
500,000	Cardinal Health, Inc., 3.200%, 03/15/23	467,391	0.0
500,000	Cardinal Health, Inc., 4.600%, 03/15/43	458,683	0.0
500,000	Celgene Corp., 1.900%, 08/15/17	502,233	0.0
1,000,000	Celgene Corp., 2.300%, 08/15/18	1,000,911	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Health Care: (continued)
2,945,000	Celgene Corp., 3.950%, 10/15/20	$3,029,410	0.1
1,000,000	Celgene Corp., 4.000%, 08/15/23	998,591	0.0
3,000,000	Cigna Corp., 4.000%, 02/15/22	3,069,627	0.1
2,500,000	Cigna Corp., 5.125%, 06/15/20	2,759,985	0.1
500,000	Coventry Health Care, Inc., 5.450%, 06/15/21	556,477	0.0
500,000	Covidien International Finance SA, 3.200%, 06/15/22	491,146	0.0
4,210,000	Express Scripts, Inc., 3.125%, 05/15/16	4,410,236	0.1
1,000,000	GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,006,660	0.0
500,000	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	500,103	0.0
500,000	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	473,305	0.0
3,550,000	Humana, Inc., 3.150%, 12/01/22	3,310,787	0.1
1,070,000	Humana, Inc., 6.300%, 08/01/18	1,234,841	0.1
500,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	500,742	0.0
500,000	McKesson Corp., 0.950%, 12/04/15	500,795	0.0
500,000	McKesson Corp., 1.400%, 03/15/18	487,500	0.0
500,000	McKesson Corp., 2.850%, 03/15/23	472,613	0.0
3,240,000	McKesson Corp., 3.250%, 03/01/16	3,417,131	0.1
400,000	Medtronic, Inc., 2.750%, 04/01/23	376,662	0.0
350,000	Medtronic, Inc., 4.000%, 04/01/43	314,830	0.0
4,920,000	Pfizer, Inc., 6.200%, 03/15/19	5,933,978	0.2
3,330,000	Sanofi-Aventis SA, 4.000%, 03/29/21	3,538,811	0.1
500,000	St Jude Medical, Inc., 3.250%, 04/15/23	476,369	0.0
500,000	St Jude Medical, Inc., 4.750%, 04/15/43	476,515	0.0
1,000,000	Stryker Corp., 1.300%, 04/01/18	976,819	0.0
500,000	Teva Pharmaceutical Finance IV, LLC, 2.250%, 03/18/20	475,103	0.0
1,000,000	UnitedHealth Group, Inc., 0.850%, 10/15/15	1,003,110	0.0
750,000	UnitedHealth Group, Inc., 1.625%, 03/15/19	723,839	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	466,951	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	471,682	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	1,998,290	0.1
1,000,000	UnitedHealth Group, Inc., 6.000%, 02/15/18	1,166,900	0.0
500,000	Actavis plc, 1.875%, 10/01/17	497,427	0.0
500,000	Actavis plc, 3.250%, 10/01/22	469,852	0.0
500,000	Actavis plc, 4.625%, 10/01/42	445,697	0.0
1,250,000	WellPoint, Inc., 1.250%, 09/10/15	1,259,201	0.1
250,000	WellPoint, Inc., 1.875%, 01/15/18	248,113	0.0
1,000,000	WellPoint, Inc., 2.300%, 07/15/18	1,001,808	0.0
		75,517,126	1.8

	Industrials: 1.5%
500,000	3M Co., 2.000%, 06/26/22	467,466	0.0
1,300,000	Agilent Technologies, Inc., 3.200%, 10/01/22	1,209,303	0.0
1,000,000	Agilent Technologies, Inc., 3.875%, 07/15/23	973,535	0.0
2,400,000	Agilent Technologies, Inc., 6.500%, 11/01/17	2,809,577	0.1
500,000	Burlington Northern Santa Fe LLC, 3.000%, 03/15/23	471,653	0.0
500,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/43	456,548	0.0
4,000,000	Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	4,027,880	0.1
500,000	Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	452,619	0.0
1,000,000	Canadian National Railway Co., 2.250%, 11/15/22	915,160	0.0
300,000	Caterpillar, Inc., 1.500%, 06/26/17	298,703	0.0
1,500,000	Caterpillar, Inc., 2.600%, 06/26/22	1,409,231	0.1
2,094,341	Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,366,605	0.1
1,000,000	CSX Corp., 4.100%, 03/15/44	850,598	0.0
1,000,000	CSX Corp., 4.400%, 03/01/43	905,488	0.0
1,580,000	Cummins, Inc., 7.125%, 03/01/28	2,058,320	0.1
1,147,038	Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,276,080	0.1

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
3,510,000		Dover Corp., 4.300%, 03/01/21	$3,778,041	0.1
420,000		FedEx Corp., 3.875%, 08/01/42	351,162	0.0
300,000		Ford Motor Co., 4.750%, 01/15/43	268,704	0.0
500,000		General Dynamics Corp., 1.000%, 11/15/17	486,925	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/22	453,886	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/42	418,939	0.0
1,000,000		General Electric Co., 0.850%, 10/09/15	1,002,884	0.0
500,000		General Electric Co., 2.700%, 10/09/22	472,761	0.0
879,000		General Electric Co., 5.250%, 12/06/17	1,001,570	0.0
2,600,000		Honeywell International, Inc., 5.375%, 03/01/41	2,957,102	0.1
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/42	433,687	0.0
500,000		Kennametal, Inc., 2.650%, 11/01/19	483,844	0.0
800,000		L-3 Communications Corp., 4.950%, 02/15/21	848,734	0.0
4,000,000		Lockheed Martin Corp., 3.350%, 09/15/21	4,003,616	0.1
2,043,000		Lockheed Martin Corp., 4.070%, 12/15/42	1,801,830	0.1
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,196,521	0.0
2,000,000		Norfolk Southern Corp., 3.950%, 10/01/42	1,702,596	0.1
1,000,000		Norfolk Southern Corp., 4.800%, 08/15/43	975,468	0.0
3,800,000		Raytheon Co., 3.125%, 10/15/20	3,862,073	0.1
2,000,000		Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,198,372	0.1
500,000		Roper Industries, Inc., 1.850%, 11/15/17	498,426	0.0
1,250,000		Roper Industries, Inc., 2.050%, 10/01/18	1,227,800	0.0
500,000		Ryder System, Inc., 2.500%, 03/01/17	505,434	0.0
350,000		Ryder System, Inc., 2.500%, 03/01/18	351,577	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/22	282,368	0.0
500,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	491,675	0.0
2,500,000		Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,606,250	0.1
616,000		Tyco International Finance S.A., 3.375%, 10/15/15	642,886	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/23	470,333	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/43	464,417	0.0
400,000		United Parcel Service, Inc., 1.125%, 10/01/17	394,669	0.0
500,000		United Technologies Corp., 1.800%, 06/01/17	509,272	0.0
750,000		United Technologies Corp., 3.100%, 06/01/22	739,495	0.0
500,000		United Technologies Corp., 4.500%, 06/01/42	487,552	0.0
406,000		United Technologies Corp., 6.125%, 07/15/38	490,278	0.0
2,790,000		Waste Management, Inc., 6.125%, 11/30/39	3,201,246	0.1
			63,011,159	1.5

		Information Technology: 1.3%
300,000		Amazon.com, Inc., 0.650%, 11/27/15	299,707	0.0
300,000		Amazon.com, Inc., 1.200%, 11/29/17	293,416	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/22	274,077	0.0
1,500,000		Apple Inc., 1.000%, 05/03/18	1,446,802	0.1
1,500,000		Apple, Inc., 0.450%, 05/03/16	1,490,764	0.1
1,000,000		Apple, Inc., 2.400%, 05/03/23	907,502	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/43	841,257	0.0
600,000		Autodesk, Inc., 1.950%, 12/15/17	588,800	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/22	380,155	0.0
1,250,000	L	BMC Software, Inc., 7.250%, 06/01/18	1,325,000	0.1
3,500,000		Broadcom Corp., 2.700%, 11/01/18	3,605,777	0.1
3,130,000		Cisco Systems, Inc., 5.500%, 01/15/40	3,501,378	0.1
750,000		Corning, Inc., 1.450%, 11/15/17	742,284	0.0
250,000		eBay, Inc., 1.350%, 07/15/17	248,535	0.0
250,000		eBay, Inc., 4.000%, 07/15/42	212,124	0.0
750,000		EMC Corp./MA, 1.875%, 06/01/18	748,172	0.0
750,000		EMC Corp./MA, 2.650%, 06/01/20	743,789	0.0
1,000,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	980,136	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Information Technology: (continued)
1,500,000		Expedia, Inc., 5.950%, 08/15/20	$1,570,611	0.1
1,000,000		Expedia, Inc., 7.456%, 08/15/18	1,162,927	0.0
4,220,000		Google, Inc., 2.125%, 05/19/16	4,377,317	0.1
750,000		Hewlett-Packard Co., 2.125%, 09/13/15	761,178	0.0
1,950,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,971,237	0.1
2,000,000		Hewlett-Packard Co., 3.750%, 12/01/20	1,947,552	0.1
1,000,000		International Business Machines Corp., 1.625%, 05/15/20	941,260	0.0
500,000		International Business Machines Corp., 1.875%, 05/15/19	494,334	0.0
7,040,000		International Business Machines Corp., 1.950%, 07/22/16	7,255,811	0.2
1,000,000		International Business Machines Corp., 3.375%, 08/01/23	989,091	0.0
600,000		Intel Corp., 1.350%, 12/15/17	592,968	0.0
500,000		Juniper Networks, Inc., 5.950%, 03/15/41	515,960	0.0
750,000		Microsoft Corp., 1.000%, 05/01/18	731,520	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/23	909,351	0.0
300,000		NetApp Inc., 2.000%, 12/15/17	295,705	0.0
1,000,000		Oracle Corp., 1.200%, 10/15/17	983,289	0.0
500,000		Oracle Corp., 2.500%, 10/15/22	462,045	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/40	1,639,218	0.1
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	718,650	0.0
4,220,000		Texas Instruments, Inc., 2.375%, 05/16/16	4,391,834	0.1
400,000		Xerox Corp., 2.950%, 03/15/17	410,639	0.0
465,000		Xerox Corp., 6.350%, 05/15/18	534,708	0.0
			52,286,880	1.3

		Materials: 1.6%
1,000,000		Agrium, Inc., 3.150%, 10/01/22	930,080	0.0
1,000,000		Agrium, Inc., 3.500%, 06/01/23	946,610	0.0
1,000,000		Agrium, Inc., 6.750%, 01/15/19	1,178,706	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	731,429	0.0
500,000		Airgas, Inc., 2.900%, 11/15/22	463,874	0.0
800,000		Alcoa, Inc., 5.870%, 02/23/22	801,685	0.0
1,399,000		Alcoa, Inc., 6.150%, 08/15/20	1,461,951	0.1
750,000		Alcoa, Inc., 6.750%, 07/15/18	822,516	0.0
3,200,000		AngloGold Ashanti Ltd., 5.375%, 04/15/20	2,875,504	0.1
1,300,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,126,675	0.0
3,700,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,679,805	0.1
500,000		Cabot Corp., 2.550%, 01/15/18	501,815	0.0
800,000		Cabot Corp., 3.700%, 07/15/22	780,206	0.0
500,000		CF Industries, Inc., 3.450%, 06/01/23	464,534	0.0
1,500,000		CF Industries, Inc., 7.125%, 05/01/20	1,761,420	0.1
300,000	L	Cliffs Natural Resources, Inc., 3.950%, 01/15/18	301,635	0.0
3,282,000		Dow Chemical Co., 8.550%, 05/15/19	4,191,583	0.1
1,000,000		Eastman Chemical Co., 4.500%, 01/15/21	1,052,787	0.0
500,000		Ecolab, Inc., 1.000%, 08/09/15	500,496	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	765,477	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,698,534	0.1
525,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	508,017	0.0
750,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.100%, 03/15/20	706,352	0.0
500,000	#	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	449,645	0.0
1,000,000		International Paper Co., 7.950%, 06/15/18	1,242,727	0.1
1,000,000		Monsanto Co., 2.200%, 07/15/22	921,264	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/42	851,504	0.0
1,000,000		Newmont Mining Corp., 3.500%, 03/15/22	876,350	0.0
2,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,120,384	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/22	913,350	0.0
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,153,891	0.1
500,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	500,582	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
490,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	$483,349	0.0
250,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	246,851	0.0
1,539,000		RPM International, Inc., 3.450%, 11/15/22	1,442,609	0.1
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	586,502	0.0
6,000,000		Southern Copper Corp., 5.375%, 04/16/20	6,456,900	0.2
1,200,000		Teck Resources Ltd., 3.750%, 02/01/23	1,107,214	0.0
3,000,000		Teck Resources Ltd., 4.750%, 01/15/22	3,016,788	0.1
3,350,000		Teck Resources Ltd, 2.500%, 02/01/18	3,318,721	0.1
1,220,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,240,769	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/36	1,992,301	0.1
750,000		Vale SA, 5.625%, 09/11/42	657,857	0.0
1,500,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	1,493,532	0.1
			64,324,781	1.6

		Telecommunication Services: 1.5%
5,000,000		America Movil S.A.B de CV, 5.000%, 03/30/20	5,402,495	0.1
300,000		AT&T, Inc., 1.400%, 12/01/17	293,201	0.0
755,000		AT&T, Inc., 1.700%, 06/01/17	753,402	0.0
300,000		AT&T, Inc., 2.625%, 12/01/22	269,539	0.0
8,000,000		AT&T, Inc., 2.950%, 05/15/16	8,372,008	0.2
5,150,000		AT&T, Inc., 6.500%, 09/01/37	5,707,050	0.1
1,500,000		British Telecommunications PLC, 1.625%, 06/28/16	1,509,427	0.0
5,595,000		Deutsche Telekom International Finance BV, 5.750%, 03/23/16	6,189,995	0.2
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,613,977	0.1
700,000		Telecom Italia Capital S.A., 6.999%, 06/04/18	772,214	0.0
1,350,000		Telecom Italia Capital S.A., 7.175%, 06/18/19	1,491,399	0.0
750,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	740,949	0.0
2,655,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	2,757,385	0.1
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,053,598	0.1
500,000		Verizon Communications, Inc., 1.100%, 11/01/17	482,274	0.0
750,000		Verizon Communications, Inc., 2.500%, 09/15/16	773,740	0.0
3,000,000		Verizon Communications, Inc., 4.500%, 09/15/20	3,195,630	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/41	2,688,654	0.1
1,375,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,477,222	0.0
5,225,000		Verizon Communications, Inc., 6.350%, 04/01/19	6,140,357	0.2
1,000,000		Verizon Communications, Inc., 6.400%, 09/15/33	1,113,632	0.0
240,000		Verizon Communications, Inc., 6.550%, 09/15/43	271,857	0.0
2,940,000		Verizon Communications, Inc., 7.750%, 12/01/30	3,624,270	0.1
500,000		Vodafone Group PLC, 1.500%, 02/19/18	486,697	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/23	460,496	0.0
3,965,000		Vodafone Group PLC, 6.150%, 02/27/37	4,347,159	0.1
			62,988,627	1.5

		Utilities: 1.6%
300,000		Ameren Illinois Co., 2.700%, 09/01/22	286,044	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	976,597	0.0
1,650,000		Cameron International Corp., 3.600%, 04/30/22	1,659,850	0.1
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	450,521	0.0
300,000		Consumers Energy Co., 2.850%, 05/15/22	292,655	0.0
300,000		Duke Energy Corp., 1.625%, 08/15/17	299,162	0.0
400,000		Duke Energy Corp., 2.100%, 06/15/18	399,465	0.0
1,000,000		Entergy Corp., 4.700%, 01/15/17	1,071,849	0.0
5,260,000		Exelon Generation Co., LLC, 5.200%, 10/01/19	5,769,626	0.1
750,000		Florida Power & Light Co., 3.800%, 12/15/42	665,344	0.0
2,000,000		Florida Power & Light Co., 4.050%, 06/01/42	1,856,404	0.1
500,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	502,914	0.0
1,000,000		Georgia Power Co., 0.750%, 08/10/15	1,001,181	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
5,005,000	Kentucky Utilities Co., 5.125%, 11/01/40	$5,411,031	0.1
3,765,000	Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,224,801	0.1
2,000,000	Mississippi Power Co., 4.250%, 03/15/42	1,760,366	0.1
3,595,000	Ohio Power Co., 5.375%, 10/01/21	4,054,358	0.1
750,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	776,148	0.0
1,000,000	Pacific Gas & Electric Co., 3.250%, 06/15/23	955,156	0.0
3,850,000	Pacific Gas & Electric Co., 3.500%, 10/01/20	3,896,108	0.1
1,000,000	Petrobras Global Finance BV, 3.000%, 01/15/19	943,141	0.0
725,000	Petrobras Global Finance BV, 5.625%, 05/20/43	610,728	0.0
500,000	PPL Capital Funding, Inc., 1.900%, 06/01/18	491,424	0.0
3,570,000	Progress Energy, Inc., 4.400%, 01/15/21	3,782,658	0.1
3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/20	3,489,242	0.1
1,000,000	Public Service Electric & Gas Co., 2.375%, 05/15/23	918,303	0.0
750,000	Public Service Electric & Gas Co., 3.800%, 01/01/43	663,053	0.0
2,700,000	SCANA Corp., 4.750%, 05/15/21	2,755,779	0.1
2,000,000	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	2,024,382	0.1
3,915,000	Southern California Edison Co., 3.875%, 06/01/21	4,151,435	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/43	446,216	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/43	496,169	0.0
5,920,000	Southern Co., 2.375%, 09/15/15	6,088,898	0.2
500,000	Statoil ASA, 3.950%, 05/15/43	444,894	0.0
300,000	Union Electric Co., 3.900%, 09/15/42	267,995	0.0
500,000	Virginia Electric and Power Co., 1.200%, 01/15/18	488,904	0.0
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/37	1,808,569	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/42	925,385	0.0
500,000	Westar Energy, Inc., 4.625%, 09/01/43	502,158	0.0
		67,608,913	1.6
	Total Corporate Bonds/Notes (Cost $927,703,989)	944,374,824	22.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%
1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,097,635	0.0
450,000	Banc of America Commercial Mortgage, Inc., 5.857%, 06/10/49	501,649	0.0
1,570,000	Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	1,725,694	0.0
1,450,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,503,582	0.0
1,902,289	Bear Stearns Commercial Mortgage Securities, 4.750%, 02/13/46	1,959,219	0.1
1,328,356	Bear Stearns Commercial Mortgage Securities, 5.200%, 01/12/41	1,340,246	0.0
2,440,000	Bear Stearns Commercial Mortgage Securities, 5.764%, 04/12/38	2,657,786	0.1
1,994,000	Citigroup Commercial Mortgage Trust, 5.885%, 12/10/49	2,258,451	0.1
1,150,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.393%, 07/15/44	1,227,045	0.0
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.393%, 07/15/44	2,101,413	0.1
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.393%, 07/15/44	2,152,124	0.1
1,225,786	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	1,382,981	0.0
750,000	Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	744,831	0.0
1,250,000	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,372,466	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000		Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	$1,093,118	0.0
2,000,000		Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	2,141,579	0.1
1,400,000		Credit Suisse Mortgage Capital Certificates, 5.953%, 09/15/39	1,560,130	0.0
1,170,000		CW Capital Cobalt Ltd., 5.966%, 05/15/46	1,309,312	0.0
605,000		DBUBS Mortgage Trust, 3.642%, 08/10/44	639,157	0.0
1,500,000		GE Capital Commercial Mortgage Corp., 5.489%, 11/10/45	1,613,841	0.0
1,750,000		Greenwich Capital Commercial Funding Corp., 5.224%, 04/10/37	1,861,725	0.0
2,500,000		Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,770,452	0.1
2,000,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	2,113,931	0.1
1,754,681		Greenwich Capital Commercial Funding Corp., 6.056%, 07/10/38	1,931,273	0.1
165,000		GS Mortgage Securities Corp. II, 5.560%, 11/10/39	182,086	0.0
3,500,000	L	GS Mortgage Securities Corp. II, 5.993%, 08/10/45	3,890,287	0.1
234,672		JPMorgan Chase Commercial Mortgage Securities Corp., 4.879%, 01/12/38	234,940	0.0
1,155,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, 03/15/46	1,201,526	0.0
1,155,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,271,959	0.0
2,295,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,539,237	0.1
809,259		JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	869,177	0.0
146,852		JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, 02/15/51	147,793	0.0
1,750,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.895%, 02/12/49	1,960,619	0.1
1,735,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,892,652	0.1
410,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.093%, 08/12/49	463,310	0.0
330,000		Morgan Stanley Bank of America Merrill Lynch Trust, 1.689%, 12/15/48	325,466	0.0
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	3,088,224	0.1
1,857,127		Morgan Stanley Capital I, Inc., 5.520%, 06/15/38	1,889,404	0.1
1,707,328		Morgan Stanley Capital I, 4.970%, 04/14/40	1,745,130	0.0
3,110,000		Morgan Stanley Capital I, 4.989%, 08/13/42	3,279,792	0.1
1,000,000		Morgan Stanley Capital I, 5.073%, 08/13/42	1,050,618	0.0
1,000,000		Morgan Stanley Capital I, 5.331%, 03/15/44	1,031,144	0.0
1,338,624		Morgan Stanley Capital I, 5.760%, 04/12/49	1,360,416	0.0
319,000		Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	351,481	0.0
1,137,601		Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	1,219,086	0.0
2,500,000		Wells Fargo Commercial Mortgage Trust, 1.844%, 10/15/45	2,495,199	0.1
320,000		WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	326,598	0.0
		Total Collateralized Mortgage Obligations (Cost $65,347,409)	71,875,784	1.7

MUNICIPAL BONDS: 0.8%
		California: 0.1%
4,335,000		State of California, 7.550%, 04/01/39	5,624,706	0.1

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

MUNICIPAL BONDS: (continued)
		Connecticut: 0.1%
3,735,000		State of Connecticut, 5.850%, 03/15/32	$4,157,877	0.1

		Illinois: 0.1%
4,400,000		State of Illinois, 4.421%, 01/01/15	4,528,832	0.1

		New Jersey: 0.2%
3,425,000		New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,305,362	0.1
2,335,000		Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,229,598	0.1
			6,534,960	0.2

		New York: 0.1%
3,495,000		Metropolitan Transportation Authority, 6.814%, 11/15/40	4,198,509	0.1

		Ohio: 0.1%
3,355,000		American Municipal Power, Inc., 7.834%, 02/15/41	4,207,807	0.1

		Washington: 0.1%
3,900,000		State of Washington, 5.140%, 08/01/40	4,087,785	0.1
		Total Municipal Bonds (Cost $31,574,312)	33,340,476	0.8

ASSET-BACKED SECURITIES: 0.4%
		Automobile Asset-Backed Securities: 0.2%
970,472		Ally Auto Receivables Trust, 0.740%, 04/15/16	971,901	0.0
1,158,023		Bank of America Auto Trust, 0.780%, 06/15/16	1,160,485	0.1
1,000,000		Harley-Davidson Motorcycle Trust, 0.870%, 07/15/19	993,255	0.0
1,000,000		Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	991,809	0.0
850,000		Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	858,213	0.0
750,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	759,134	0.0
1,000,000		Hyundai Auto Receivables Trust, 0.950%, 12/15/16	1,005,259	0.0
1,000,000		Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	993,798	0.0
575,000		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	575,978	0.0
1,300,000		Toyota Auto Receivables Owner Trust, 1.460%, 01/15/19	1,313,345	0.1
			9,623,177	0.2

		Credit Card Asset-Backed Securities: 0.2%
535,000		Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	620,608	0.0
1,310,000		Chase Issuance Trust, 1.300%, 02/18/20	1,296,414	0.0
1,490,000		Chase Issuance Trust, 5.230%, 04/15/19	1,686,995	0.1
1,948,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,253,475	0.1
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,159,589	0.0
			7,017,081	0.2

		Other Asset-Backed Securities: 0.0%
400,952		AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	402,306	0.0
500,000		AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	495,103	0.0
500,000		PSE&G Transition Funding, LLC, 6.890%, 12/15/17	548,710	0.0
			1,446,119	0.0
		Total Asset-Backed Securities (Cost $18,184,777)	18,086,377	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.5%

		Federal Home Loan Mortgage Corporation: 6.6%##
10,425,000		0.500%, due 04/17/15	10,465,720	0.3
7,735,000		1.000%, due 03/08/17	7,765,553	0.2
21,246,000		1.000%, due 09/29/17	21,094,176	0.5
7,770,000		1.250%, due 08/01/19	7,478,198	0.2
8,405,000		2.500%, due 05/27/16	8,814,147	0.2
15,890,408		2.562%, due 02/01/42	16,322,700	0.4
37,400,000	W	3.500%, due 02/15/41	37,849,969	0.9
792,125		3.500%, due 01/01/42	806,065	0.0
4,168,577		3.500%, due 01/01/42	4,241,906	0.1
4,515,000		3.750%, due 03/27/19	4,977,092	0.1
3,748,264		4.000%, due 01/01/25	3,973,576	0.1
7,200,000	W	4.000%, due 06/15/40	7,501,500	0.2
539,936		4.000%, due 08/01/40	565,541	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: (continued)
4,270,830	4.000%, due 04/01/41	$4,474,232	0.1
2,856,812	4.000%, due 05/01/41	2,992,477	0.1
168,730	4.000%, due 08/01/41	176,781	0.0
567,212	4.000%, due 12/01/41	594,292	0.0
2,986,688	4.000%, due 01/01/42	3,129,196	0.1
7,162,492	4.000%, due 03/01/42	7,503,628	0.2
6,420,732	4.000%, due 03/01/42	6,726,617	0.2
29,666	4.500%, due 04/01/23	31,447	0.0
323,970	4.500%, due 03/01/39	345,157	0.0
864,254	4.500%, due 08/01/39	921,273	0.0
882,291	4.500%, due 09/01/39	939,766	0.0
1,324,701	4.500%, due 09/01/39	1,411,351	0.1
1,850,815	4.500%, due 09/01/39	1,972,760	0.1
2,265,134	4.500%, due 10/01/39	2,411,153	0.1
3,143,583	4.500%, due 12/01/39	3,350,249	0.1
545,329	4.500%, due 03/01/40	581,063	0.0
1,811,564	4.500%, due 04/01/40	1,931,425	0.1
348,495	4.500%, due 06/01/40	371,538	0.0
2,014,390	4.500%, due 07/01/40	2,147,821	0.1
2,944,133	4.500%, due 07/01/40	3,138,778	0.1
569,131	4.500%, due 08/01/40	606,874	0.0
1,890,590	4.500%, due 08/01/40	2,016,497	0.1
627,185	4.500%, due 03/01/41	668,960	0.0
2,424,809	4.500%, due 03/01/41	2,586,949	0.1
806,865	4.500%, due 04/01/41	861,121	0.0
2,049,601	4.500%, due 06/01/41	2,188,343	0.1
1,909,574	4.500%, due 07/01/41	2,038,534	0.1
1,023,407	4.500%, due 08/01/41	1,091,784	0.0
9,308,785	4.500%, due 08/01/41	9,941,233	0.3
84,043	5.000%, due 03/01/34	91,272	0.0
501,982	5.000%, due 12/01/34	544,674	0.0
371,810	5.000%, due 08/01/35	402,172	0.0
1,821,119	5.000%, due 08/01/35	1,971,350	0.1
607,115	5.000%, due 10/01/35	656,833	0.0
1,295,031	5.000%, due 10/01/35	1,397,485	0.1
560,674	5.000%, due 10/01/35	606,875	0.0
1,375,332	5.000%, due 12/01/35	1,487,173	0.1
179,573	5.000%, due 04/01/36	193,739	0.0
588,990	5.000%, due 11/01/36	637,285	0.0
421,465	5.000%, due 02/01/37	454,449	0.0
374,486	5.000%, due 05/01/37	403,703	0.0
5,018,358	5.000%, due 10/01/37	5,426,887	0.1
1,342,716	5.000%, due 03/01/38	1,448,202	0.1
901,417	5.000%, due 03/01/38	973,846	0.0
3,243,819	5.000%, due 03/01/38	3,496,250	0.1
942,877	5.000%, due 04/01/38	1,016,251	0.0
98,957	5.000%, due 10/01/38	106,657	0.0
297,848	5.000%, due 06/01/40	322,111	0.0
623,303	5.000%, due 08/01/40	674,292	0.0
1,894,766	5.000%, due 04/01/41	2,057,008	0.1
115,584	5.200%, due 06/01/37	125,581	0.0
141,709	5.200%, due 08/01/37	152,821	0.0
190,000	5.400%, due 03/17/21	210,832	0.0
295,628	5.490%, due 02/01/37	322,440	0.0
2,271,359	5.500%, due 12/01/24	2,433,889	0.1
391,703	5.500%, due 09/01/34	426,586	0.0
407,159	5.500%, due 01/01/35	443,267	0.0
3,895,768	5.500%, due 09/01/35	4,230,884	0.1
217,885	5.500%, due 09/01/35	236,773	0.0
2,552,492	5.500%, due 10/01/35	2,765,038	0.1
391,874	5.500%, due 03/01/36	425,135	0.0
1,940,653	5.500%, due 03/01/36	2,106,519	0.1
269,451	5.500%, due 05/01/36	291,888	0.0
1,192,190	5.500%, due 06/01/36	1,296,735	0.1
19,138	5.500%, due 07/01/36	20,829	0.0
102,446	5.500%, due 07/01/36	110,977	0.0
563,541	5.500%, due 07/01/36	611,283	0.0
183,688	5.500%, due 10/01/36	199,307	0.0
697,216	5.500%, due 11/01/36	755,273	0.0
463,990	5.500%, due 12/01/36	502,626	0.0
271,125	5.500%, due 12/01/36	293,702	0.0
275,298	5.500%, due 12/01/36	298,222	0.0
531,407	5.500%, due 02/01/37	575,658	0.0
62,997	5.500%, due 02/01/37	68,298	0.0
147,643	5.500%, due 05/01/37	159,683	0.0
27,702	5.500%, due 06/01/37	30,009	0.0
310,102	5.500%, due 12/01/37	335,925	0.0
139,793	5.500%, due 03/01/38	151,433	0.0
63,388	5.500%, due 06/01/38	68,667	0.0
26,158	5.500%, due 06/01/38	28,336	0.0
40,367	5.500%, due 08/01/38	43,828	0.0
8,923	5.500%, due 10/01/38	9,666	0.0
78,057	5.500%, due 12/01/38	84,557	0.0
106,099	5.500%, due 12/01/38	114,934	0.0
102,155	5.500%, due 12/01/38	110,662	0.0
113,062	5.500%, due 01/01/39	122,476	0.0
690,043	5.500%, due 01/01/39	747,566	0.0
545,362	5.500%, due 01/01/40	590,775	0.0
292,914	5.500%, due 01/01/40	317,906	0.0
296,176	5.500%, due 03/01/40	320,839	0.0
205,733	5.500%, due 01/01/41	223,305	0.0
275,039	5.750%, due 05/01/37	297,667	0.0
412,588	5.750%, due 06/01/37	446,660	0.0
243,551	5.800%, due 07/01/37	265,379	0.0
617,408	5.800%, due 07/01/37	668,139	0.0
867,711	5.800%, due 08/01/37	976,931	0.0
299,803	5.800%, due 09/01/37	324,435	0.0
207,741	5.800%, due 09/01/37	224,809	0.0
23,446	6.000%, due 04/01/28	25,867	0.0
208,922	6.000%, due 07/01/28	227,796	0.0
66,061	6.000%, due 04/01/36	72,772	0.0
12,570	6.000%, due 04/01/36	13,703	0.0
2,411	6.000%, due 04/01/36	2,654	0.0
183,241	6.000%, due 06/01/36	201,930	0.0
65,663	6.000%, due 07/01/36	71,585	0.0
19,663	6.000%, due 08/01/36	21,595	0.0
680,358	6.000%, due 08/01/36	741,715	0.0
67,545	6.000%, due 08/01/36	74,277	0.0
341,040	6.000%, due 01/01/37	372,710	0.0
231,583	6.000%, due 02/01/37	253,255	0.0
17,713	6.000%, due 04/01/37	19,321	0.0
145,015	6.000%, due 06/01/37	158,093	0.0
8,584	6.000%, due 06/01/37	9,358	0.0
2,402	6.000%, due 07/01/37	2,619	0.0
49,455	6.000%, due 07/01/37	53,915	0.0
195,755	6.000%, due 08/01/37	213,409	0.0
54,571	6.000%, due 08/01/37	59,493	0.0
52,181	6.000%, due 08/01/37	56,924	0.0
15,691	6.000%, due 08/01/37	17,107	0.0
696,905	6.000%, due 08/01/37	759,754	0.0
26,685	6.000%, due 08/01/37	29,113	0.0
651,367	6.000%, due 08/01/37	710,579	0.0
115,731	6.000%, due 08/01/37	126,164	0.0
105,822	6.000%, due 09/01/37	115,365	0.0
11,069	6.000%, due 09/01/37	12,067	0.0
43,683	6.000%, due 09/01/37	47,623	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
74,275		6.000%, due 10/01/37	$81,008	0.0
26,461		6.000%, due 10/01/37	29,015	0.0
33,434		6.000%, due 10/01/37	36,449	0.0
115,988		6.000%, due 10/01/37	126,448	0.0
17,201		6.000%, due 11/01/37	18,752	0.0
19,968		6.000%, due 11/01/37	21,769	0.0
107,741		6.000%, due 11/01/37	117,458	0.0
11,125		6.000%, due 12/01/37	12,137	0.0
434,545		6.000%, due 12/01/37	473,733	0.0
305,344		6.000%, due 12/01/37	332,881	0.0
237,764		6.000%, due 01/01/38	259,206	0.0
12,483		6.000%, due 01/01/38	13,609	0.0
133,169		6.000%, due 01/01/38	145,178	0.0
441,998		6.000%, due 02/01/38	481,859	0.0
11,135		6.000%, due 02/01/38	12,140	0.0
211,799		6.000%, due 05/01/38	230,900	0.0
10,415		6.000%, due 06/01/38	11,360	0.0
280,398		6.000%, due 07/01/38	305,686	0.0
346,871		6.000%, due 07/01/38	378,152	0.0
112,667		6.000%, due 08/01/38	122,828	0.0
7,699		6.000%, due 09/01/38	8,393	0.0
1,139,762		6.000%, due 09/01/38	1,242,813	0.0
61,927		6.000%, due 09/01/38	67,512	0.0
116,105		6.000%, due 09/01/38	127,140	0.0
60,835		6.000%, due 11/01/38	66,217	0.0
601,700		6.000%, due 01/01/39	655,965	0.0
1,044,384		6.000%, due 04/01/39	1,139,207	0.0
204,573		6.000%, due 08/01/39	223,358	0.0
317,847		6.000%, due 10/01/39	347,169	0.0
85,142		6.000%, due 11/01/39	92,906	0.0
439,534		6.000%, due 11/01/39	479,212	0.0
91,258		6.000%, due 11/01/39	99,716	0.0
13,937		6.000%, due 12/01/39	15,196	0.0
513,723		6.000%, due 05/01/40	560,053	0.0
289,851		6.150%, due 12/01/37	318,595	0.0
171,673		6.150%, due 12/01/37	188,697	0.0
498,521		6.150%, due 01/01/38	554,751	0.0
294,517		6.150%, due 02/01/38	326,677	0.0
184,471		6.150%, due 02/01/38	205,110	0.0
840,000		6.250%, due 07/15/32	1,097,820	0.0
49,728		6.500%, due 06/01/36	55,101	0.0
6,621		6.500%, due 08/01/36	7,354	0.0
184,775		6.500%, due 10/01/36	204,738	0.0
15,944		6.500%, due 10/01/36	17,667	0.0
109,137		6.500%, due 07/01/37	120,928	0.0
4,276		6.500%, due 08/01/37	4,738	0.0
60,461		6.500%, due 09/01/37	66,994	0.0
49,151		6.500%, due 09/01/37	54,989	0.0
31,702		6.500%, due 10/01/37	35,127	0.0
107,389		6.500%, due 11/01/37	118,991	0.0
86,077		6.500%, due 01/01/38	95,380	0.0
112,770		6.500%, due 02/01/38	125,010	0.0
175,657		6.500%, due 02/01/38	194,636	0.0
33,646		6.500%, due 04/01/38	37,713	0.0
119,614		6.500%, due 04/01/38	132,537	0.0
17,239		6.500%, due 05/01/38	19,079	0.0
3,424		6.500%, due 05/01/38	3,794	0.0
13,453		6.500%, due 07/01/38	15,170	0.0
11,239		6.500%, due 08/01/38	12,453	0.0
29,276		6.500%, due 09/01/38	33,064	0.0
2,086		6.500%, due 10/01/38	2,312	0.0
40,436		6.500%, due 10/01/38	44,805	0.0
60,832		6.500%, due 11/01/38	67,405	0.0
16,073		6.500%, due 12/01/38	18,841	0.0
1,129,748		6.500%, due 12/01/38	1,251,808	0.0
781,701		6.500%, due 12/01/38	866,158	0.0
24,146		6.500%, due 12/01/38	27,157	0.0
51,033		6.500%, due 12/01/38	56,547	0.0
17,316		6.500%, due 01/01/39	19,186	0.0
2,540,000		6.750%, due 03/15/31	3,452,266	0.1
			271,604,892	6.6

		Federal National Mortgage Association: 20.0%##
27,130,000		0.375%, due 03/16/15	27,185,427	0.7
24,450,000		0.875%, due 08/28/14	24,617,458	0.6
6,025,000		1.375%, due 11/15/16	6,130,046	0.2
5,000,000		2.250%, due 03/15/16	5,203,510	0.1
8,750,000		2.375%, due 04/11/16	9,137,896	0.2
72,700,000	W	2.500%, due 07/25/27	73,131,656	1.8
10,585,639		2.500%, due 09/01/27	10,674,454	0.3
15,000,000	W	3.000%, due 09/25/26	15,492,187	0.4
3,581,155		3.000%, due 12/01/26	3,717,355	0.1
2,918,683		3.000%, due 01/01/27	3,030,141	0.1
2,879,543		3.000%, due 01/01/27	2,989,436	0.1
154,887,000	W	3.000%, due 07/25/42	150,918,021	3.6
819,417		3.500%, due 08/01/26	866,685	0.0
805,611		3.500%, due 08/01/26	850,756	0.0
115,499		3.500%, due 09/01/26	122,142	0.0
706,272		3.500%, due 10/01/26	747,008	0.0
1,576,963		3.500%, due 10/01/26	1,668,161	0.1
3,233,699		3.500%, due 11/01/26	3,420,724	0.1
3,461,616		3.500%, due 12/01/26	3,661,935	0.1
3,012,527		3.500%, due 12/01/26	3,186,397	0.1
4,038,912		3.500%, due 01/01/27	4,271,926	0.1
2,931,467		3.500%, due 03/01/41	2,991,840	0.1
3,540,202		3.500%, due 12/01/41	3,613,111	0.1
5,968,048		3.500%, due 01/01/42	6,090,958	0.2
77,636,000	W	3.500%, due 04/25/42	78,800,544	1.9
27,971,143		3.500%, due 11/01/42	28,504,215	0.7
13,350		4.000%, due 06/01/14	14,158	0.0
71,221		4.000%, due 11/01/20	75,641	0.0
91,240		4.000%, due 07/01/22	96,970	0.0
34,600		4.000%, due 04/01/23	36,814	0.0
21,593		4.000%, due 05/01/23	22,980	0.0
36,009		4.000%, due 07/01/23	38,300	0.0
129,841		4.000%, due 03/01/24	138,202	0.0
147,372		4.000%, due 03/01/24	156,847	0.0
101,728		4.000%, due 04/01/24	108,283	0.0
3,400		4.000%, due 04/01/24	3,616	0.0
727,688		4.000%, due 07/01/24	774,394	0.0
215,221		4.000%, due 07/01/24	229,056	0.0
11,462		4.000%, due 08/01/24	12,191	0.0
188,417		4.000%, due 01/01/25	200,545	0.0
181,066		4.000%, due 02/01/25	192,577	0.0
864,155		4.000%, due 02/01/25	919,763	0.0
1,037,480		4.000%, due 06/01/25	1,103,280	0.0
14,286		4.000%, due 07/01/25	15,190	0.0
145,200		4.000%, due 09/01/25	154,395	0.0
85,535		4.000%, due 09/01/25	90,814	0.0
1,479,939		4.000%, due 12/01/25	1,573,967	0.1
1,158,568		4.000%, due 02/01/26	1,231,665	0.0
183,264		4.000%, due 03/01/26	194,911	0.0
2,441,145		4.000%, due 04/01/26	2,595,854	0.1
719,147		4.000%, due 04/01/26	764,762	0.0
318,149		4.000%, due 04/01/26	338,243	0.0
1,235,786		4.000%, due 05/01/26	1,314,235	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
600,805		4.000%, due 09/01/26	$638,946	0.0
17,740,000	W	4.000%, due 08/25/40	18,552,158	0.5
1,677,140		4.000%, due 10/01/40	1,761,492	0.1
571,762		4.000%, due 10/01/40	601,047	0.0
3,342,881		4.000%, due 12/01/40	3,514,933	0.1
3,349,617		4.000%, due 12/01/40	3,520,655	0.1
7,317,973		4.000%, due 02/01/41	7,694,916	0.2
1,454,871		4.000%, due 03/01/41	1,529,128	0.1
1,203,963		4.000%, due 04/01/41	1,265,745	0.0
1,526,708		4.000%, due 08/01/41	1,602,498	0.1
1,058,304		4.000%, due 09/01/41	1,112,009	0.0
8,851,177		4.000%, due 11/01/41	9,306,420	0.2
1,883,971		4.000%, due 12/01/41	1,980,398	0.1
3,041,260		4.000%, due 01/01/42	3,197,561	0.1
0		4.000%, due 02/01/42	0	—
1,615,176		4.000%, due 07/01/42	1,697,829	0.1
1,847,440		4.000%, due 07/01/42	1,941,404	0.1
18,241,913		4.000%, due 07/01/42	19,174,520	0.5
1,877		4.500%, due 01/01/14	1,992	0.0
11,391		4.500%, due 08/01/14	12,093	0.0
22,845		4.500%, due 05/01/19	24,263	0.0
65,806		4.500%, due 05/01/19	70,063	0.0
50,592		4.500%, due 01/01/20	53,913	0.0
46,790		4.500%, due 08/01/20	49,867	0.0
4,603		4.500%, due 06/01/22	4,898	0.0
7,016		4.500%, due 07/01/22	7,465	0.0
87,684		4.500%, due 11/01/22	93,515	0.0
22,486		4.500%, due 02/01/23	23,973	0.0
148,623		4.500%, due 02/01/23	158,167	0.0
11,787		4.500%, due 03/01/23	12,572	0.0
524,721		4.500%, due 03/01/23	559,446	0.0
3,007		4.500%, due 03/01/23	3,205	0.0
304,930		4.500%, due 04/01/23	325,071	0.0
88,544		4.500%, due 04/01/23	94,287	0.0
114,963		4.500%, due 04/01/23	122,557	0.0
6,422		4.500%, due 04/01/23	6,846	0.0
316,293		4.500%, due 04/01/23	337,179	0.0
4,329		4.500%, due 05/01/23	4,614	0.0
6,926		4.500%, due 05/01/23	7,380	0.0
427,359		4.500%, due 05/01/23	455,580	0.0
9,060		4.500%, due 05/01/23	9,658	0.0
8,837		4.500%, due 07/01/23	9,404	0.0
32,520		4.500%, due 08/01/23	34,621	0.0
52,314		4.500%, due 01/01/24	55,767	0.0
984,364		4.500%, due 05/01/24	1,047,587	0.0
1,141,660		4.500%, due 07/01/24	1,216,626	0.0
1,729,957		4.500%, due 08/01/24	1,842,582	0.1
62,581		4.500%, due 09/01/24	66,664	0.0
234,701		4.500%, due 09/01/24	250,007	0.0
49,633		4.500%, due 09/01/24	52,842	0.0
961,974		4.500%, due 09/01/24	1,024,786	0.0
220,177		4.500%, due 10/01/24	235,099	0.0
104,558		4.500%, due 10/01/24	111,346	0.0
544,848		4.500%, due 10/01/24	580,469	0.0
61,836		4.500%, due 11/01/24	66,287	0.0
25,337		4.500%, due 11/01/24	27,058	0.0
421,649		4.500%, due 11/01/24	449,287	0.0
11,748		4.500%, due 11/01/24	12,511	0.0
285,925		4.500%, due 11/01/24	304,505	0.0
53,234		4.500%, due 11/01/24	56,721	0.0
300,272		4.500%, due 12/01/24	319,912	0.0
680,957		4.500%, due 12/01/24	725,568	0.0
620,780		4.500%, due 01/01/25	660,914	0.0
6,953		4.500%, due 01/01/25	7,403	0.0
346,054		4.500%, due 01/01/25	368,416	0.0
1,410,416		4.500%, due 05/01/25	1,501,544	0.0
98,225		4.500%, due 08/01/25	105,306	0.0
1,647,387		4.500%, due 01/01/26	1,754,135	0.1
706,206		4.500%, due 04/01/26	751,946	0.0
12,720		4.500%, due 06/01/34	13,603	0.0
68,353		4.500%, due 05/01/35	73,292	0.0
24,195		4.500%, due 03/01/38	25,843	0.0
7,090		4.500%, due 03/01/38	7,576	0.0
17,282		4.500%, due 05/01/38	18,460	0.0
4,908		4.500%, due 05/01/38	5,244	0.0
50,534		4.500%, due 06/01/38	54,102	0.0
27,624		4.500%, due 07/01/38	29,524	0.0
10,460		4.500%, due 07/01/38	11,173	0.0
40,987		4.500%, due 09/01/38	43,779	0.0
1,617,852		4.500%, due 03/01/39	1,732,079	0.1
79,528		4.500%, due 04/01/39	84,986	0.0
108,471		4.500%, due 04/01/39	115,967	0.0
4,232,731		4.500%, due 06/01/39	4,526,074	0.1
1,775,864		4.500%, due 07/01/39	1,898,709	0.1
2,670,597		4.500%, due 07/01/39	2,855,424	0.1
3,356,674		4.500%, due 07/01/39	3,595,899	0.1
5,396,519		4.500%, due 09/01/39	5,774,483	0.2
3,416,495		4.500%, due 10/01/39	3,655,170	0.1
1,750,233		4.500%, due 12/01/39	1,871,552	0.1
1,142,866		4.500%, due 12/01/39	1,222,509	0.0
1,430,513		4.500%, due 12/01/39	1,529,128	0.1
761,720		4.500%, due 03/01/40	814,197	0.0
2,010,051		4.500%, due 09/01/40	2,152,517	0.1
855,482		4.500%, due 10/01/40	915,897	0.0
1,238,128		4.500%, due 10/01/40	1,325,094	0.0
853,738		4.500%, due 10/01/40	914,054	0.0
2,256,794		4.500%, due 03/01/41	2,410,816	0.1
2,207,310		4.500%, due 04/01/41	2,365,018	0.1
963,934		4.500%, due 06/01/41	1,032,506	0.0
1,093,641		4.500%, due 06/01/41	1,172,014	0.0
7,758,449		4.500%, due 06/01/41	8,313,532	0.2
1,042,215		4.500%, due 06/01/41	1,115,984	0.0
402,819		4.500%, due 07/01/41	431,700	0.0
12,903,710		4.500%, due 07/01/41	13,822,866	0.3
503,909		4.500%, due 07/01/41	539,768	0.0
3,529,543		4.500%, due 08/01/41	3,781,094	0.1
737,683		4.500%, due 08/01/41	790,046	0.0
4,390,238		4.500%, due 08/01/41	4,704,686	0.1
207		5.000%, due 02/01/14	220	0.0
45,364		5.000%, due 02/01/14	48,127	0.0
11,863		5.000%, due 10/01/14	12,586	0.0
14,649		5.000%, due 02/01/15	15,541	0.0
33,716		5.000%, due 04/01/16	35,777	0.0
346,659		5.000%, due 01/01/18	369,320	0.0
155,375		5.000%, due 01/01/18	165,654	0.0
304,869		5.000%, due 02/01/18	325,009	0.0
51,337		5.000%, due 04/01/18	54,738	0.0
2,888		5.000%, due 02/01/20	3,094	0.0
4,667		5.000%, due 06/01/21	4,964	0.0
31,999		5.000%, due 11/01/21	34,039	0.0
88,877		5.000%, due 01/01/22	94,559	0.0
4,364		5.000%, due 02/01/22	4,690	0.0
5,957		5.000%, due 04/01/22	6,339	0.0
77,137		5.000%, due 06/01/22	82,906	0.0
173,196		5.000%, due 06/01/22	186,151	0.0
8,698		5.000%, due 06/01/22	9,251	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
647		5.000%, due 06/01/22	$694	0.0
103,280		5.000%, due 07/01/22	110,987	0.0
4,361		5.000%, due 07/01/22	4,641	0.0
125,450		5.000%, due 08/01/22	133,526	0.0
68,410		5.000%, due 09/01/22	72,802	0.0
73,564		5.000%, due 12/01/22	78,282	0.0
94,100		5.000%, due 01/01/23	101,135	0.0
5,459		5.000%, due 01/01/23	5,867	0.0
212,358		5.000%, due 02/01/23	228,238	0.0
3,349		5.000%, due 02/01/23	3,564	0.0
628,066		5.000%, due 02/01/23	675,088	0.0
28,041		5.000%, due 03/01/23	29,842	0.0
26,674		5.000%, due 03/01/23	28,669	0.0
97,749		5.000%, due 03/01/23	105,086	0.0
163,179		5.000%, due 03/01/23	173,636	0.0
3,871		5.000%, due 03/01/23	4,160	0.0
120,814		5.000%, due 04/01/23	128,513	0.0
33,445		5.000%, due 04/01/23	35,965	0.0
60,933		5.000%, due 04/01/23	64,811	0.0
132,977		5.000%, due 04/01/23	141,528	0.0
41,082		5.000%, due 05/01/23	44,148	0.0
18,572		5.000%, due 05/01/23	19,958	0.0
48,756		5.000%, due 05/01/23	52,401	0.0
12,095		5.000%, due 06/01/23	12,876	0.0
71,944		5.000%, due 06/01/23	77,328	0.0
139,738		5.000%, due 06/01/23	148,690	0.0
78,127		5.000%, due 06/01/23	83,839	0.0
55,173		5.000%, due 06/01/23	58,713	0.0
1,024,457		5.000%, due 07/01/23	1,101,013	0.0
410,376		5.000%, due 08/01/23	441,104	0.0
1,448		5.000%, due 09/01/23	1,556	0.0
39,097		5.000%, due 02/01/24	41,999	0.0
357,265		5.000%, due 03/01/24	383,861	0.0
44,555		5.000%, due 04/01/24	47,758	0.0
161,964		5.000%, due 04/01/24	172,389	0.0
156,116		5.000%, due 05/01/24	165,942	0.0
261,036		5.000%, due 06/01/24	277,919	0.0
1,286,017		5.000%, due 08/01/24	1,382,720	0.0
554,250		5.000%, due 07/01/33	604,217	0.0
166,822		5.000%, due 02/01/34	181,073	0.0
105,989		5.000%, due 11/01/34	115,152	0.0
7,158,087		5.000%, due 02/01/35	7,788,651	0.2
1,420,885		5.000%, due 06/01/35	1,544,892	0.1
99,202		5.000%, due 08/01/35	107,795	0.0
514,538		5.000%, due 09/01/35	559,013	0.0
1,155,240		5.000%, due 09/01/35	1,254,102	0.0
1,724,344		5.000%, due 09/01/35	1,872,796	0.1
136,493		5.000%, due 10/01/35	148,345	0.0
2,137,316		5.000%, due 10/01/35	2,320,526	0.1
673,145		5.000%, due 01/01/36	730,909	0.0
2,178,177		5.000%, due 03/01/36	2,366,627	0.1
1,731,343		5.000%, due 03/01/36	1,880,795	0.1
591,263		5.000%, due 04/01/36	641,782	0.0
1,585,183		5.000%, due 05/01/36	1,721,488	0.1
18,672		5.000%, due 05/01/36	20,281	0.0
278,581		5.000%, due 06/01/36	302,537	0.0
230,337		5.000%, due 12/01/36	250,111	0.0
699,581		5.000%, due 12/01/36	759,197	0.0
695,069		5.000%, due 07/01/37	755,228	0.0
37,000,000	W	5.000%, due 11/15/37	40,023,603	1.0
676,698		5.000%, due 01/01/38	733,465	0.0
1,108,363		5.000%, due 02/01/38	1,204,237	0.0
2,321,045		5.000%, due 02/01/38	2,522,381	0.1
1,559,627		5.000%, due 08/01/38	1,694,036	0.1
482,389		5.000%, due 07/01/40	522,832	0.0
1,067,858		5.000%, due 07/01/40	1,160,267	0.0
11,310,000		5.375%, due 06/12/17	13,061,105	0.3
11		5.500%, due 11/01/13	11	0.0
124		5.500%, due 12/01/13	130	0.0
8,190		5.500%, due 04/01/14	8,614	0.0
21,899		5.500%, due 12/01/14	23,033	0.0
63,629		5.500%, due 04/01/15	66,925	0.0
37,535		5.500%, due 06/01/15	39,479	0.0
49,755		5.500%, due 04/01/16	52,410	0.0
137,350		5.500%, due 11/01/16	144,624	0.0
54,153		5.500%, due 01/01/17	57,121	0.0
23,704		5.500%, due 01/01/17	25,008	0.0
87,163		5.500%, due 02/01/17	91,787	0.0
1,650		5.500%, due 05/01/17	1,739	0.0
76,405		5.500%, due 10/01/17	80,592	0.0
36,229		5.500%, due 11/01/17	38,221	0.0
191,861		5.500%, due 11/01/17	202,488	0.0
3,937		5.500%, due 02/01/18	4,147	0.0
38,073		5.500%, due 09/01/18	40,310	0.0
129,001		5.500%, due 07/01/20	136,074	0.0
4,052		5.500%, due 04/01/21	4,395	0.0
15,616		5.500%, due 10/01/21	16,473	0.0
23,716		5.500%, due 11/01/21	25,801	0.0
906,060		5.500%, due 11/01/21	982,506	0.0
200,727		5.500%, due 11/01/21	217,709	0.0
407,560		5.500%, due 12/01/21	429,872	0.0
469,670		5.500%, due 12/01/21	509,252	0.0
525,179		5.500%, due 12/01/21	571,463	0.0
16,677		5.500%, due 01/01/22	18,060	0.0
19,456		5.500%, due 01/01/22	20,792	0.0
127,078		5.500%, due 01/01/22	134,080	0.0
107,667		5.500%, due 02/01/22	116,743	0.0
7,451		5.500%, due 04/01/22	8,111	0.0
90,391		5.500%, due 06/01/22	98,039	0.0
78,332		5.500%, due 06/01/22	84,889	0.0
123,515		5.500%, due 07/01/22	134,492	0.0
11,804		5.500%, due 07/01/22	12,852	0.0
3,113		5.500%, due 07/01/22	3,286	0.0
13,188		5.500%, due 08/01/22	13,914	0.0
183,397		5.500%, due 09/01/22	199,687	0.0
51,802		5.500%, due 09/01/22	56,406	0.0
281,810		5.500%, due 11/01/22	296,720	0.0
34,289		5.500%, due 01/01/23	37,336	0.0
32,187		5.500%, due 01/01/23	33,966	0.0
31,503		5.500%, due 02/01/23	34,149	0.0
27,178		5.500%, due 03/01/23	28,684	0.0
16,517		5.500%, due 04/01/23	17,984	0.0
40,322		5.500%, due 06/01/23	43,841	0.0
12,043		5.500%, due 08/01/23	13,112	0.0
156,592		5.500%, due 08/01/23	170,535	0.0
28,042		5.500%, due 08/01/23	30,534	0.0
60,065		5.500%, due 08/01/23	65,168	0.0
151,351		5.500%, due 09/01/23	164,833	0.0
103,419		5.500%, due 10/01/23	110,139	0.0
254,932		5.500%, due 11/01/23	277,636	0.0
13,962		5.500%, due 11/01/23	15,134	0.0
17,557		5.500%, due 11/01/23	18,529	0.0
259,569		5.500%, due 02/01/24	278,077	0.0
10,530		5.500%, due 03/01/24	11,154	0.0
18,881		5.500%, due 07/01/24	19,931	0.0
237,395		5.500%, due 07/01/24	250,309	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
531,358	5.500%, due 05/01/25	$562,381	0.0
211,081	5.500%, due 08/01/25	222,942	0.0
12,333	5.500%, due 07/01/27	13,452	0.0
2,736	5.500%, due 08/01/27	2,987	0.0
359,297	5.500%, due 03/01/34	393,131	0.0
477,869	5.500%, due 04/01/34	522,872	0.0
180,501	5.500%, due 11/01/34	197,524	0.0
159,664	5.500%, due 12/01/34	174,609	0.0
2,299,330	5.500%, due 02/01/35	2,512,615	0.1
271,527	5.500%, due 05/01/35	296,872	0.0
386,089	5.500%, due 09/01/35	421,563	0.0
1,911,931	5.500%, due 09/01/35	2,087,740	0.1
501,069	5.500%, due 04/01/36	546,939	0.0
519,958	5.500%, due 04/01/36	566,676	0.0
111,884	5.500%, due 05/01/36	122,071	0.0
400,490	5.500%, due 06/01/36	436,474	0.0
1,102,021	5.500%, due 07/01/36	1,205,010	0.0
718,574	5.500%, due 11/01/36	783,819	0.0
2,591,252	5.500%, due 12/01/36	2,824,078	0.1
1,108,823	5.500%, due 12/01/36	1,210,145	0.0
201,618	5.500%, due 12/01/36	220,137	0.0
340,411	5.500%, due 01/01/37	371,794	0.0
1,702,794	5.500%, due 03/01/37	1,856,566	0.1
317,824	5.500%, due 03/01/37	346,551	0.0
3,383,029	5.500%, due 03/01/37	3,690,281	0.1
1,348,150	5.500%, due 08/01/37	1,471,651	0.0
4,969	5.500%, due 01/01/38	5,415	0.0
6,969	5.500%, due 01/01/38	7,595	0.0
15,975	5.500%, due 01/01/38	17,410	0.0
77,854	5.500%, due 03/01/38	84,850	0.0
136,829	5.500%, due 05/01/38	149,123	0.0
1,125,574	5.500%, due 06/01/38	1,226,708	0.0
233,847	5.500%, due 06/01/38	254,858	0.0
5,219,803	5.500%, due 09/01/38	5,694,022	0.2
1,417,979	5.500%, due 12/01/38	1,546,084	0.1
386,800	5.500%, due 06/01/39	421,555	0.0
85,655	5.500%, due 04/01/40	95,037	0.0
240,812	5.500%, due 05/01/40	262,773	0.0
272,274	5.500%, due 06/01/40	297,325	0.0
425,533	5.500%, due 06/01/40	464,527	0.0
43,868	5.500%, due 07/01/40	47,764	0.0
23,340	5.700%, due 07/01/36	25,547	0.0
182,986	5.700%, due 07/01/36	201,581	0.0
93,782	5.700%, due 08/01/36	102,687	0.0
24,202	5.700%, due 08/01/36	26,376	0.0
162,683	6.000%, due 10/01/18	176,184	0.0
31,939	6.000%, due 01/01/34	35,385	0.0
16,015	6.000%, due 07/01/34	17,767	0.0
218,445	6.000%, due 12/01/34	242,286	0.0
220,161	6.000%, due 05/01/35	244,153	0.0
558,596	6.000%, due 01/01/36	619,715	0.0
227,402	6.000%, due 01/01/36	251,587	0.0
96,539	6.000%, due 02/01/36	106,028	0.0
140,334	6.000%, due 03/01/36	153,412	0.0
56,126	6.000%, due 03/01/36	61,360	0.0
96,007	6.000%, due 04/01/36	104,954	0.0
63,316	6.000%, due 04/01/36	69,216	0.0
915,000	6.000%, due 04/18/36	1,010,222	0.0
331,634	6.000%, due 05/01/36	362,539	0.0
1,880	6.000%, due 06/01/36	2,060	0.0
7,655	6.000%, due 08/01/36	8,373	0.0
50,716	6.000%, due 08/01/36	55,591	0.0
132,216	6.000%, due 09/01/36	144,667	0.0
204,340	6.000%, due 09/01/36	223,382	0.0
329,141	6.000%, due 09/01/36	360,849	0.0
321,127	6.000%, due 09/01/36	352,436	0.0
95,818	6.000%, due 10/01/36	105,181	0.0
49,308	6.000%, due 10/01/36	54,042	0.0
387,730	6.000%, due 12/01/36	424,151	0.0
1,434,140	6.000%, due 12/01/36	1,572,671	0.1
123,888	6.000%, due 01/01/37	135,433	0.0
36,688	6.000%, due 02/01/37	40,197	0.0
24,949	6.000%, due 04/01/37	27,302	0.0
515,643	6.000%, due 07/01/37	564,952	0.0
111,221	6.000%, due 08/01/37	121,889	0.0
24,953	6.000%, due 08/01/37	27,278	0.0
19,318	6.000%, due 08/01/37	21,118	0.0
70,628	6.000%, due 09/01/37	77,210	0.0
141,094	6.000%, due 09/01/37	154,309	0.0
106,815	6.000%, due 09/01/37	116,861	0.0
254,534	6.000%, due 09/01/37	278,367	0.0
4,120	6.000%, due 09/01/37	4,504	0.0
6,696	6.000%, due 09/01/37	7,320	0.0
21,640	6.000%, due 09/01/37	23,661	0.0
26,998	6.000%, due 10/01/37	29,813	0.0
2,781	6.000%, due 10/01/37	3,041	0.0
6,685	6.000%, due 10/01/37	7,319	0.0
6,740	6.000%, due 10/01/37	7,369	0.0
91,315	6.000%, due 11/01/37	99,824	0.0
22,061	6.000%, due 11/01/37	24,117	0.0
8,293	6.000%, due 11/01/37	9,066	0.0
195,826	6.000%, due 11/01/37	214,186	0.0
110,116	6.000%, due 11/01/37	120,378	0.0
80,612	6.000%, due 11/01/37	88,127	0.0
276,740	6.000%, due 11/01/37	302,664	0.0
58,097	6.000%, due 12/01/37	63,511	0.0
51,940	6.000%, due 12/01/37	56,781	0.0
156,117	6.000%, due 12/01/37	170,698	0.0
380,587	6.000%, due 12/01/37	416,054	0.0
63,885	6.000%, due 01/01/38	69,919	0.0
121,099	6.000%, due 01/01/38	132,384	0.0
11,495	6.000%, due 01/01/38	12,547	0.0
11,037	6.000%, due 02/01/38	12,066	0.0
277,130	6.000%, due 02/01/38	302,911	0.0
44,934	6.000%, due 03/01/38	49,122	0.0
203,310	6.000%, due 03/01/38	222,256	0.0
127,019	6.000%, due 04/01/38	138,856	0.0
1,631,877	6.000%, due 04/01/38	1,787,943	0.1
217,521	6.000%, due 05/01/38	238,097	0.0
136,329	6.000%, due 05/01/38	149,033	0.0
13,780	6.000%, due 06/01/38	15,064	0.0
293,064	6.000%, due 07/01/38	320,375	0.0
107,340	6.000%, due 07/01/38	117,408	0.0
14,751	6.000%, due 08/01/38	16,100	0.0
4,149	6.000%, due 08/01/38	4,536	0.0
396,922	6.000%, due 09/01/38	433,229	0.0
142,404	6.000%, due 09/01/38	155,675	0.0
64,682	6.000%, due 09/01/38	71,571	0.0
432,172	6.000%, due 10/01/38	472,659	0.0
35,407	6.000%, due 10/01/38	38,706	0.0
6,391	6.000%, due 10/01/38	6,987	0.0
520,592	6.000%, due 10/01/38	569,106	0.0
326,162	6.000%, due 10/01/38	356,557	0.0
61,903	6.000%, due 05/01/39	67,672	0.0
3,523,342	6.000%, due 10/01/39	3,859,241	0.1
137,183	6.000%, due 11/01/39	150,256	0.0

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
34,736		6.500%, due 04/01/28	$38,522	0.0
1,823		6.500%, due 04/01/30	2,059	0.0
58,532		6.500%, due 08/01/32	65,585	0.0
125,946		6.500%, due 02/01/34	139,522	0.0
22,912		6.500%, due 11/01/34	25,607	0.0
77,308		6.500%, due 01/01/36	86,676	0.0
97,860		6.500%, due 03/01/36	108,340	0.0
414,715		6.500%, due 04/01/36	464,777	0.0
8,808		6.500%, due 05/01/36	9,814	0.0
22,961		6.500%, due 06/01/36	25,483	0.0
544,491		6.500%, due 07/01/36	602,805	0.0
13,329		6.500%, due 07/01/36	14,741	0.0
7,216		6.500%, due 07/01/36	7,992	0.0
119,472		6.500%, due 07/01/36	132,287	0.0
62,012		6.500%, due 07/01/36	68,653	0.0
307,280		6.500%, due 07/01/36	348,329	0.0
7,928		6.500%, due 08/01/36	8,931	0.0
9,902		6.500%, due 08/01/36	10,962	0.0
5,566		6.500%, due 09/01/36	6,162	0.0
23,972		6.500%, due 09/01/36	27,041	0.0
610,934		6.500%, due 09/01/36	676,364	0.0
77,854		6.500%, due 09/01/36	91,824	0.0
20,468		6.500%, due 11/01/36	22,660	0.0
2,587		6.500%, due 11/01/36	2,922	0.0
6,340		6.500%, due 11/01/36	7,039	0.0
8,229		6.500%, due 12/01/36	9,287	0.0
15,413		6.500%, due 12/01/36	17,064	0.0
12,067		6.500%, due 12/01/36	13,364	0.0
3,158		6.500%, due 01/01/37	3,496	0.0
147,447		6.500%, due 01/01/37	163,238	0.0
126,325		6.500%, due 01/01/37	139,949	0.0
160,624		6.500%, due 01/01/37	180,312	0.0
98,210		6.500%, due 02/01/37	108,728	0.0
1,235		6.500%, due 03/01/37	1,392	0.0
71,860		6.500%, due 03/01/37	79,556	0.0
42,931		6.500%, due 03/01/37	47,528	0.0
347,091		6.500%, due 03/01/37	396,844	0.0
302,393		6.500%, due 03/01/37	334,779	0.0
166,844		6.500%, due 04/01/37	184,713	0.0
20,748		6.500%, due 04/01/37	24,173	0.0
4,882		6.500%, due 04/01/37	5,404	0.0
6,752		6.500%, due 07/01/37	7,938	0.0
21,396		6.500%, due 08/01/37	23,687	0.0
13,533		6.500%, due 08/01/37	14,982	0.0
21,746		6.500%, due 08/01/37	24,182	0.0
798,906		6.500%, due 09/01/37	884,467	0.0
13,532		6.500%, due 09/01/37	14,983	0.0
41,718		6.500%, due 09/01/37	46,185	0.0
3,308		6.500%, due 09/01/37	3,663	0.0
1,957		6.500%, due 09/01/37	2,222	0.0
260,753		6.500%, due 09/01/37	294,188	0.0
7,442		6.500%, due 09/01/37	8,239	0.0
91,236		6.500%, due 09/01/37	101,008	0.0
98,346		6.500%, due 10/01/37	109,399	0.0
163,868		6.500%, due 10/01/37	181,418	0.0
6,986		6.500%, due 10/01/37	7,747	0.0
26,491		6.500%, due 10/01/37	30,320	0.0
13,942		6.500%, due 10/01/37	15,435	0.0
482,265		6.500%, due 11/01/37	569,608	0.0
73,813		6.500%, due 12/01/37	81,719	0.0
15,371		6.500%, due 12/01/37	17,063	0.0
3,246		6.500%, due 12/01/37	3,594	0.0
2,780		6.500%, due 12/01/37	3,078	0.0
1,659		6.500%, due 12/01/37	1,837	0.0
3,771		6.500%, due 12/01/37	4,236	0.0
87,519		6.500%, due 12/01/37	96,892	0.0
530,228		6.500%, due 12/01/37	587,015	0.0
93,512		6.500%, due 01/01/38	103,562	0.0
90,537		6.500%, due 01/01/38	100,233	0.0
3,103		6.500%, due 01/01/38	3,435	0.0
3,123		6.500%, due 01/01/38	3,458	0.0
695,864		6.500%, due 02/01/38	770,389	0.0
299,447		6.500%, due 03/01/38	340,169	0.0
315,918		6.500%, due 04/01/38	349,971	0.0
22,185		6.500%, due 05/01/38	24,576	0.0
1,749		6.500%, due 06/01/38	1,937	0.0
816,793		6.500%, due 08/01/38	910,755	0.0
489,849		6.500%, due 08/01/38	542,753	0.0
142,430		6.500%, due 08/01/38	160,417	0.0
53,933		6.500%, due 09/01/38	60,745	0.0
172,787		6.500%, due 09/01/38	191,292	0.0
38,418		6.500%, due 09/01/38	43,263	0.0
1,304,919		6.500%, due 10/01/38	1,444,673	0.0
292,856		6.500%, due 10/01/38	324,259	0.0
22,961		6.500%, due 10/01/38	25,414	0.0
117,127		6.500%, due 10/01/38	129,685	0.0
258,821		6.500%, due 11/01/38	286,596	0.0
7,243		6.500%, due 01/01/39	8,018	0.0
167,941		6.500%, due 01/01/39	185,859	0.0
135,111		6.500%, due 03/01/39	157,245	0.0
29,803		6.500%, due 08/01/39	35,351	0.0
6,010		6.500%, due 09/01/39	6,655	0.0
805,000		6.625%, due 11/15/30	1,078,925	0.0
3,430,000		7.125%, due 01/15/30	4,777,181	0.1
1,560,000		7.250%, due 05/15/30	2,200,726	0.1
			831,710,069	20.0

		Government National Mortgage Association: 6.2%
21,301,652		2.500%, due 02/20/41	22,206,880	0.5
14,261,000	W	3.000%, due 06/15/42	14,062,682	0.3
38,874,000	W	3.500%, due 02/15/41	39,973,407	1.0
6,764,432		3.500%, due 01/20/43	6,990,900	0.2
20,000,000	W	4.000%, due 10/15/39	21,100,000	0.5
2,382,210		4.000%, due 12/20/40	2,533,089	0.1
11,741,887		4.000%, due 12/20/41	12,455,254	0.3
8,470,132		4.000%, due 01/20/42	8,984,517	0.2
5,510,757		4.000%, due 08/20/42	5,845,704	0.2
8,485,897		4.000%, due 10/20/42	9,002,296	0.2
1,500,000		4.500%, due 03/20/39	1,617,187	0.0
4,200,799		4.500%, due 07/20/40	4,548,952	0.1
4,206,218		4.500%, due 02/20/41	4,543,237	0.1
5,001,095		4.500%, due 05/20/41	5,407,171	0.1
5,636,206		4.500%, due 06/20/41	6,085,129	0.2
10,278,510		4.500%, due 07/20/41	11,097,206	0.3
4,104,519		4.500%, due 09/20/41	4,431,458	0.1
9,927,081		4.500%, due 10/20/41	10,743,208	0.3
9,349,870		4.500%, due 12/20/41	10,078,247	0.3
54,284		5.000%, due 10/15/37	59,313	0.0
4,987		5.000%, due 04/15/38	5,433	0.0
328,071		5.000%, due 03/15/39	356,863	0.0
372,770		5.000%, due 08/15/39	406,142	0.0
4,347,716		5.000%, due 09/15/39	4,732,273	0.1
3,959,055		5.000%, due 09/15/39	4,311,379	0.1
3,070,393		5.000%, due 02/15/40	3,353,144	0.1
3,315,401		5.000%, due 04/15/40	3,625,667	0.1

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
5,345,363	5.000%, due 06/15/40	$5,840,001	0.1
372,644	5.000%, due 07/15/40	407,198	0.0
3,710,332	5.000%, due 04/15/42	4,049,717	0.1
3,603,296	5.000%, due 04/20/42	3,928,903	0.1
166,283	5.500%, due 07/20/38	182,928	0.0
1,964,515	5.500%, due 09/20/39	2,160,420	0.1
126,240	5.500%, due 10/20/39	139,760	0.0
3,253,915	5.500%, due 11/20/39	3,578,394	0.1
68,495	5.500%, due 11/20/39	75,598	0.0
43,789	5.500%, due 12/20/40	48,151	0.0
130,610	5.500%, due 01/20/41	143,967	0.0
444,883	5.500%, due 03/20/41	489,278	0.0
1,396,286	5.500%, due 04/20/41	1,542,021	0.0
2,401,277	5.500%, due 05/20/41	2,649,731	0.1
2,306,564	5.500%, due 06/20/41	2,537,011	0.1
71,980	6.000%, due 10/15/36	79,678	0.0
190,983	6.000%, due 08/15/37	211,197	0.0
285,969	6.000%, due 11/15/37	316,420	0.0
40,958	6.000%, due 12/15/37	45,267	0.0
199,092	6.000%, due 01/15/38	219,807	0.0
175,252	6.000%, due 01/15/38	193,788	0.0
5,065	6.000%, due 02/15/38	5,601	0.0
595,485	6.000%, due 02/15/38	658,370	0.0
124,002	6.000%, due 02/15/38	137,297	0.0
9,281	6.000%, due 04/15/38	10,249	0.0
1,263,322	6.000%, due 05/15/38	1,397,464	0.0
781,924	6.000%, due 05/15/38	863,862	0.0
187,026	6.000%, due 07/15/38	206,485	0.0
281,032	6.000%, due 09/15/38	310,848	0.0
298,197	6.000%, due 11/15/38	329,986	0.0
3,322,216	6.000%, due 08/20/40	3,661,018	0.1
25,355	7.000%, due 12/15/37	29,346	0.0
		255,006,499	6.2

	Other U.S. Agency Obligations: 0.7%
22,990,000	1.100%, due 11/06/18	22,322,531	0.5
1,500,000	1.875%, due 08/15/22	1,355,555	0.0
75,000	5.125%, due 08/25/16	84,571	0.0
10,000	6.150%, due 01/15/38	12,413	0.0
5,000,000	7.125%, due 05/01/30	6,757,725	0.2
		30,532,795	0.7
	Total U.S. Government Agency Obligations (Cost $1,369,288,743)	1,388,854,255	33.5

U.S. TREASURY OBLIGATIONS: 38.3%
	U.S. Treasury Bonds: 6.7%
97,125,000	2.500%, due 08/15/23	96,191,726	2.3
17,532,000	2.750%, due 11/15/42	14,510,465	0.4
40,206,000	2.875%, due 05/15/43	34,124,843	0.8
15,802,000	3.125%, due 02/15/43	14,157,612	0.3
23,645,000	3.500%, due 02/15/39	23,186,878	0.6
7,845,000	3.875%, due 08/15/40	8,172,897	0.2
26,505,000	4.375%, due 05/15/40	29,977,579	0.7
22,000,000	5.375%, due 02/15/31	28,068,898	0.7
2,150,000	6.000%, due 02/15/26	2,845,392	0.1
10,310,000	6.125%, due 11/15/27	13,925,748	0.3
8,185,000	6.500%, due 11/15/26	11,340,064	0.3
		276,502,102	6.7

	U.S. Treasury Notes: 31.6%
74,766,000	0.125%, due 07/31/14	74,787,906	1.8
6,340,000	0.125%, due 12/31/14	6,337,274	0.2
28,929,000	0.125%, due 04/30/15	28,879,850	0.7
70,060,000	0.250%, due 09/15/14	70,157,173	1.7
15,921,000	0.250%, due 11/30/14	15,939,962	0.4
2,748,000	0.250%, due 01/31/15	2,750,792	0.1
57,333,000	0.250%, due 02/28/15	57,377,777	1.4
9,397,600	0.250%, due 07/31/15	9,391,914	0.2
64,708,000	0.250%, due 09/15/15	64,627,115	1.6
12,496,000	0.250%, due 09/30/15	12,478,918	0.3
25,975,000	0.250%, due 10/15/15	25,930,349	0.6
27,732,000	0.250%, due 12/15/15	27,657,262	0.7
29,048,000	0.375%, due 04/15/15	29,114,956	0.7
1,368,100	0.375%, due 06/30/15	1,370,584	0.0
5,914,000	0.375%, due 08/31/15	5,921,741	0.1
9,440,000	0.375%, due 11/15/15	9,442,945	0.2
5,000,000	0.375%, due 01/15/16	4,997,460	0.1
15,697,000	0.375%, due 02/15/16	15,682,904	0.4
33,823,000	0.375%, due 03/15/16	33,770,168	0.8
4,755,000	0.500%, due 08/15/14	4,771,253	0.1
6,248,000	0.500%, due 06/15/16	6,243,608	0.2
51,172,000	0.625%, due 07/15/16	51,255,973	1.2
26,291,000	0.625%, due 08/15/16	26,314,609	0.6
36,269,100	0.625%, due 09/30/17	35,662,717	0.9
9,680,000	0.625%, due 11/30/17	9,486,400	0.2
2,796,000	0.625%, due 04/30/18	2,718,565	0.1
1,952,000	0.750%, due 10/31/17	1,925,923	0.1
7,005,600	0.750%, due 12/31/17	6,889,020	0.2
23,037,000	0.750%, due 02/28/18	22,595,150	0.5
8,006,000	0.750%, due 03/31/18	7,838,370	0.2
51,364,000	0.875%, due 09/15/16	51,755,240	1.3
1,918,000	0.875%, due 01/31/18	1,893,726	0.0
57,747,000	1.000%, due 08/31/19	55,428,111	1.3
1,207,000	1.000%, due 11/30/19	1,151,742	0.0
1,409,000	1.125%, due 12/31/19	1,351,540	0.0
17,980,000	1.125%, due 04/30/20	17,098,566	0.4
46,620,000	1.250%, due 10/31/15	47,494,125	1.1
961,000	1.250%, due 10/31/19	933,521	0.0
3,534,000	1.250%, due 02/29/20	3,402,440	0.1
14,190,000	1.375%, due 11/30/15	14,496,532	0.4
11,868,000	1.375%, due 09/30/18	11,862,897	0.3
933,000	1.375%, due 01/31/20	907,197	0.0
5,798,000	1.500%, due 08/31/18	5,838,540	0.1
6,540,000	1.500%, due 03/31/19	6,522,120	0.2
8,876,000	1.625%, due 08/15/22	8,273,400	0.2
108,163,000	1.875%, due 09/30/17	111,661,424	2.7
10,154,000	2.000%, due 07/31/20	10,181,761	0.2
4,478,000	2.000%, due 09/30/20	4,474,852	0.1
2,540,000	2.125%, due 08/31/20	2,563,018	0.1
9,642,000	2.125%, due 08/15/21	9,567,429	0.2
36,650,000	2.625%, due 04/30/18	38,900,530	0.9
5,980,000	2.625%, due 11/15/20	6,221,771	0.2
4,330,000	6.250%, due 08/15/23	5,734,882	0.1
34,625,000	2.375%, due 03/31/16	36,280,491	0.9
77,155,000	2.375%, due 07/31/17	81,169,452	2.0
20,920,000	2.625%, due 08/15/20	21,841,777	0.5
26,255,000	2.750%, due 02/15/19	27,949,261	0.7
14,575,000	3.125%, due 05/15/21	15,583,299	0.4
21,610,000	3.375%, due 11/15/19	23,714,447	0.6
9,190,000	3.500%, due 05/15/20	10,139,152	0.2

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
4,025,000		8.125%, due 08/15/19	$5,498,528	0.1
			1,312,210,409	31.6
		Total U.S. Treasury Obligations (Cost $1,591,152,419)	1,588,712,511	38.3

FOREIGN GOVERNMENT BONDS: 3.5%
5,100,000		Asian Development Bank, 2.625%, 02/09/15	5,261,252	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,449,200	0.1
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/22	2,968,725	0.1
7,000,000	L	European Investment Bank, 2.375%, 03/14/14	7,069,342	0.2
2,000,000		European Investment Bank, 4.000%, 02/16/21	2,183,222	0.0
3,775,000		Export-Import Bank of Korea, 3.750%, 10/20/16	4,005,113	0.1
10,010,000		Brazil Government International Bond, 6.000%, 01/17/17	11,221,210	0.3
1,000,000		Inter-American Development Bank, 3.200%, 08/07/42	811,485	0.0
6,040,000		Inter-American Development Bank, 3.000%, 04/22/14	6,134,013	0.1
3,695,000		International Finance Corp., 2.250%, 04/11/16	3,841,655	0.1
8,295,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,344,247	0.2
3,700,000		Japan Finance Corp., 2.500%, 05/18/16	3,866,907	0.1
3,810,000		Korea Development Bank, 3.250%, 03/09/16	3,977,476	0.1
10,000,000		KFW, 2.625%, 01/25/22	9,932,220	0.2
3,285,000		Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,442,407	0.1
12,080,000		Mexico Government International Bond, 4.750%, 03/08/44	10,992,800	0.3
2,710,000		Nordic Investment Bank, 5.000%, 02/01/17	3,076,294	0.1
3,695,000		Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	4,066,078	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,018,450	0.0
2,000,000		Pemex Project Funding Master Trust, 6.625%, 06/15/38	2,118,370	0.0
4,000,000		Peru Government International Bond, 6.550%, 03/14/37	4,750,000	0.1
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	188,712	0.0
3,755,000		Petrobras International Finance Co., 5.750%, 01/20/20	3,921,579	0.1
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	4,103,200	0.1
1,405,000		Poland Government International Bond, 5.125%, 04/21/21	1,531,450	0.0
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,675,093	0.2
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	14,774,422	0.4
7,395,000		Republic of Italy, 4.500%, 01/21/15	7,709,154	0.2
3,140,000		South Africa Government Bond, 5.500%, 03/09/20	3,387,275	0.1
		Total Foreign Government Bonds (Cost $146,489,630)	145,821,351	3.5
		Total Long-Term Investments (Cost $4,149,741,279)	4,191,065,578	100.9

SHORT-TERM INVESTMENTS: 10.6%

		Commercial Paper: 10.3%
2,000,000		American Electric Power, 0.250%, 10/09/13	1,999,875	0.1
4,000,000		American Electric Power, 0.260%, 10/10/13	3,999,711	0.1
17,000,000		American Electric Power, 0.260%, 10/11/13	16,998,649	0.4
2,000,000		American Electric Power, 0.260%, 10/29/13	1,999,581	0.1
25,000,000		AT&T Inc., 0.300%, 12/03/13	24,986,500	0.6
25,000,000		Comcast Corp., 0.240%, 10/09/13	24,998,500	0.6
45,450,000		Concord Minutemen Capital Company, LLC, 0.270%, 10/01/13	45,449,657	1.1
6,000,000		Consolidated Edison, Inc., 0.220%, 10/08/13	5,999,693	0.1

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
16,000,000	Consolidated Edison, Inc., 0.230%, 10/09/13	$15,999,120	0.4
40,330,000	Crown Point Capital Company, LLC, 0.190%, 10/01/13	40,329,789	1.0
15,000,000	CVS Caremark, 0.190%, 10/04/13	14,999,683	0.4
10,000,000	CVS Caremark, 0.290%, 12/03/13	9,994,800	0.2
829,000	Daimler Finance North America LLC, 0.250%, 10/15/13	828,914	0.0
18,500,000	Dominion Resources, Inc., 0.230%, 10/31/13	18,495,858	0.4
2,600,000	Dominion Resources, Inc., 0.260%, 10/01/13	2,599,983	0.1
800,000	General Mills, Inc, 0.170%, 10/18/13	799,932	0.0
1,500,000	General Mills, Inc, 0.170%, 10/21/13	1,499,851	0.0
10,110,000	General Mills, Inc, 0.170%, 10/23/13	10,108,902	0.2
12,000,000	General Mills, Inc, 0.180%, 10/08/13	11,999,520	0.3
10,600,000	Jupiter Securitization Company, 0.160%, 11/22/13	10,597,514	0.3
360,000	Jupiter Securitization Company, 0.180%, 01/07/14	359,820	0.0
25,000,000	Jupiter Securitization Company, 0.310%, 06/13/14	24,944,750	0.6
13,000,000	Kellogg Co., 0.160%, 10/24/13	12,998,613	0.3
25,000,000	Mondelez International, Inc., 0.300%, 12/20/13	24,983,000	0.6
21,875,000	Pacific Gas & Electric, 0.190%, 10/01/13	21,874,883	0.5
20,000,000	Potash Corp. of Saskatchewan Inc., 0.250%, 10/31/13	19,995,694	0.5
4,000,000	Thunder Bay Funding LLC, 0.220%, 12/06/13	3,998,400	0.1
4,000,000	Virginia Electric and Power Company, 0.250%, 10/30/13	3,999,167	0.1
7,000,000	Vodafone Group PLC, 0.480%, 04/17/14	6,981,590	0.2
10,000,000	Vodafone Group PLC, 0.640%, 01/02/14	9,991,800	0.2
7,500,000	Vodafone Group PLC, 0.640%, 12/30/13	7,494,075	0.2
500,000	Vodafone Group PLC, 0.660%, 01/28/14	499,415	0.0
16,250,000	VW Credit, Inc., 0.220%, 10/09/13	16,249,106	0.4
8,325,000	VW Credit, Inc., 0.260%, 10/28/13	8,323,328	0.2
		427,379,673	10.3
	Securities Lending Collateralcc(1): 0.2%
1,848,522	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,848,526, collateralized by various U.S. Government Agency Obligations, 0.000%-4.875%, Market Value plus accrued interest $1,885,498, due 07/28/14-07/18/33)	1,848,522	0.1
1,848,522	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $1,848,526, collateralized by various U.S. Government Agency Obligations, 1.359%-7.000%, Market Value plus accrued interest $1,885,493, due 02/01/16-05/01/46)	1,848,522	0.0
1,848,522	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $1,848,529, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,885,493, due 01/02/14-09/01/45)	1,848,522	0.0
1,848,522	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,848,525, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,885,493, due 11/20/13-11/01/47)	1,848,522	0.1

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
389,144	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $389,144, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $396,928, due 10/15/13-02/15/43)	$389,144	0.0
		7,783,232	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
3,639,716	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $3,639,716)	3,639,716	0.1
	Total Short-Term Investments (Cost $438,789,689)	438,802,621	10.6
	Total Investments in Securities (Cost $4,588,530,968)	$4,629,868,199	111.5
	Liabilities in Excess of Other Assets	(476,266,597)	(11.5)
	Net Assets	$4,153,601,602	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $4,592,797,101.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$83,839,748
Gross Unrealized Depreciation	(46,683,444)
Net Unrealized Appreciation	$37,156,304

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$944,374,824	$—	$944,374,824
Collateralized Mortgage Obligations	—	71,875,784	—	71,875,784
Municipal Bonds	—	33,340,476	—	33,340,476
Short-Term Investments	3,639,716	435,162,905	—	438,802,621
U.S. Treasury Obligations	—	1,588,712,511	—	1,588,712,511
Foreign Government Bonds	—	145,821,351	—	145,821,351
Asset-Backed Securities	—	18,086,377	—	18,086,377
U.S. Government Agency Obligations	—	1,388,854,255	—	1,388,854,255
Total Investments, at fair value	$3,639,716	$4,626,228,483	$—	$4,629,868,199
Other Financial Instruments+
Swaps	181,757	367,955	—	549,712
Total Assets	$3,821,473	$4,626,596,438	$—	$4,630,417,911

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING U.S. Bond Index Portfolio Centrally Cleared Credit Default Swaps Outstanding on September 30, 2013
Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/13 (%) (4)	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.20.V1	Sell	1.000	06/20/18	USD	15,000,000	$181,757	$(4,676)
						$181,757	$(4,676)

ING U.S. Bond Index Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2013:
Credit Default Swaps on Credit Indices—Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.IG.20.V1	Sell	1.000	06/20/18	USD	15,000,000	$183,977	$103,720	$80,257
Barclays Bank PLC	CDX.NA.IG.20.V1	Sell	1.000	06/20/18	USD	15,000,000	183,978	156,429	27,549
							$367,955	$260,149	$107,806

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type
Credit contracts	Credit default swaps*	$549,712
Total Asset Derivatives		$549,712

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

Barclays Bank PLC
Assets:
Credit default swaps	$367,955
Total Assets	$367,955
Net OTC derivative instruments by counterparty, at fair value	$367,955
Total collateral pledged by Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$367,955

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Portfolios, Inc.

By

/s/ Shaun P. Mathews

Shaun P. Mathews

President and Chief Executive Officer

Date:

November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Shaun P. Mathews

Shaun P. Mathews

President and Chief Executive Officer

Date:

November 25, 2013

By

/s/ Todd Modic

Todd Modic

Senior Vice President and Chief Financial Officer

Date:

November 25, 2013